UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03732
MFS VARIABLE INSURANCE TRUST II
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2025
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Corporate Bond Portfolio
MFS® Variable Insurance Trust II
Initial Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Corporate Bond Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$65	0.63%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS Corporate Bond Portfolio (fund) provided a total return of 7.56%, at net asset value. This compares with a return of 7.30% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Credit Index, generated a return of 7.83%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg U.S. Credit Index:
    From a quality perspective, the fund's exposure to BB-rated bonds, for which the benchmark has no exposure, helped relative performance. Additionally, the fund's overweight exposure and security selection within BBB-rated bonds also supported relative returns.
    From a sector perspective, bond selection within the communications sector aided relative results.
  Top detractors from performance relative to the Bloomberg U.S. Credit Index:
    From a sector perspective, bond selection within the consumer non-cyclicals sector dampened relative returns. The fund's overweight exposure to the energy sector further weakened relative results.
    From a quality perspective, an underweight allocation to A-rated bonds held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	7.56%	(0.06)%	3.32%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	7.30%	(0.36)%	2.01%
Bloomberg U.S. Credit Index ∆	7.83%	(0.05)%	3.15%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/ic for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	129,825,675	Average Effective Maturity (yrs):	9.3
Total Number of Holdings:	401	Average Effective Duration (yrs):	6.7
Total Management Fee ($)#:	781,907
Portfolio Turnover Rate (%):	39
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Fixed Income	98.6%
Money Market Funds	1.4%
Issuer country weightings
United States	70.0%
Canada	3.8%
Australia	3.7%
United Kingdom	3.3%
Ireland	2.8%
Japan	2.3%
Switzerland	1.7%
Germany	1.4%
Mexico	1.4%
Other Countries	9.6%
Composition including fixed income credit
quality
AAA	3.7%
AA	3.4%
A	30.9%
BBB	50.2%
BB	6.0%
B	2.5%
U.S. Government	1.9%
Not Rated	0.0%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BDSIC-ANN

MFS® Corporate Bond Portfolio
MFS® Variable Insurance Trust II
Service Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Corporate Bond Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$91	0.88%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS Corporate Bond Portfolio (fund) provided a total return of 7.30%, at net asset value. This compares with a return of 7.30% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Credit Index, generated a return of 7.83%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg U.S. Credit Index:
    From a quality perspective, the fund's exposure to BB-rated bonds, for which the benchmark has no exposure, helped relative performance. Additionally, the fund's overweight exposure and security selection within BBB-rated bonds also supported relative returns.
    From a sector perspective, bond selection within the communications sector aided relative results.
  Top detractors from performance relative to the Bloomberg U.S. Credit Index:
    From a sector perspective, bond selection within the consumer non-cyclicals sector dampened relative returns. The fund's overweight exposure to the energy sector further weakened relative results.
    From a quality perspective, an underweight allocation to A-rated bonds held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	7.30%	(0.32)%	3.06%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	7.30%	(0.36)%	2.01%
Bloomberg U.S. Credit Index ∆	7.83%	(0.05)%	3.15%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/sc for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	129,825,675	Average Effective Maturity (yrs):	9.3
Total Number of Holdings:	401	Average Effective Duration (yrs):	6.7
Total Management Fee ($)#:	781,907
Portfolio Turnover Rate (%):	39
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Fixed Income	98.6%
Money Market Funds	1.4%
Issuer country weightings
United States	70.0%
Canada	3.8%
Australia	3.7%
United Kingdom	3.3%
Ireland	2.8%
Japan	2.3%
Switzerland	1.7%
Germany	1.4%
Mexico	1.4%
Other Countries	9.6%
Composition including fixed income credit
quality
AAA	3.7%
AA	3.4%
A	30.9%
BBB	50.2%
BB	6.0%
B	2.5%
U.S. Government	1.9%
Not Rated	0.0%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BDSSC-ANN

MFS® Blended Research®
Core Equity Portfolio
MFS® Variable Insurance Trust II
Initial Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Core Equity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$43	0.40%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS Blended Research Core Equity Portfolio (fund) provided a total return of 16.10%, at net asset value. This compares with a return of 17.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within the health care, financials, and energy sectors benefited relative performance.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within the industrials, consumer discretionary, utilities, and communication services sectors held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	16.10%	15.30%	13.88%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.88%	14.42%	14.82%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/ic for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	386,014,653	Total Management Fee ($)#:	1,362,834
Total Number of Holdings:	114	Portfolio Turnover Rate (%):	40
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	33.8%
Financials	14.2%
Communication Services	10.6%
Consumer Discretionary	10.4%
Health Care	10.1%
Industrials	7.1%
Consumer Staples	4.4%
Energy	3.1%
Utilities	3.0%
Real Estate	1.8%
Materials	1.0%
Top ten holdings
NVIDIA Corp.	8.8%
Apple, Inc.	6.5%
Microsoft Corp.	6.0%
Amazon.com, Inc.	4.5%
Meta Platforms, Inc., "A"	3.4%
Broadcom, Inc.	2.6%
Alphabet, Inc., "A"	2.5%
Alphabet, Inc., "C"	2.1%
Johnson & Johnson	2.1%
Visa, Inc., "A"	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at insurancefunds.mfs.com or upon request at 1‑800‑225‑2606.
Effective October 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.25% up to $5 billion and 0.225% in excess of $5 billion.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
CGSIC-ANN

MFS® Blended Research®
Core Equity Portfolio
MFS® Variable Insurance Trust II
Service Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Core Equity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$71	0.66%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS Blended Research Core Equity Portfolio (fund) provided a total return of 15.82%, at net asset value. This compares with a return of 17.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within the health care, financials, and energy sectors benefited relative performance.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within the industrials, consumer discretionary, utilities, and communication services sectors held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	15.82%	15.01%	13.59%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.88%	14.42%	14.82%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/sc for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	386,014,653	Total Management Fee ($)#:	1,362,834
Total Number of Holdings:	114	Portfolio Turnover Rate (%):	40
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	33.8%
Financials	14.2%
Communication Services	10.6%
Consumer Discretionary	10.4%
Health Care	10.1%
Industrials	7.1%
Consumer Staples	4.4%
Energy	3.1%
Utilities	3.0%
Real Estate	1.8%
Materials	1.0%
Top ten holdings
NVIDIA Corp.	8.8%
Apple, Inc.	6.5%
Microsoft Corp.	6.0%
Amazon.com, Inc.	4.5%
Meta Platforms, Inc., "A"	3.4%
Broadcom, Inc.	2.6%
Alphabet, Inc., "A"	2.5%
Alphabet, Inc., "C"	2.1%
Johnson & Johnson	2.1%
Visa, Inc., "A"	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at insurancefunds.mfs.com or upon request at 1‑800‑225‑2606.
Effective October 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.25% up to $5 billion and 0.225% in excess of $5 billion.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
CGSSC-ANN

MFS® Emerging Markets
Equity Portfolio
MFS® Variable Insurance Trust II
Initial Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Equity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$144	1.23%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS Emerging Markets Equity Portfolio (fund) provided a total return of 33.65%, at net asset value. This compares with a return of 33.57% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within both the consumer discretionary and financials sectors benefited relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    An overweight position in the consumer staples sector weighed on relative performance.
    Security selection within both the energy and information technology sectors further held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	33.65%	4.37%	7.92%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	33.57%	4.20%	8.42%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/ic for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	40,225,747	Total Management Fee ($)#:	385,731
Total Number of Holdings:	93	Portfolio Turnover Rate (%):	40
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	98.4%
Money Market Funds	1.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.3%
Tencent Holdings Ltd.	6.2%
Samsung Electronics Co. Ltd.	5.3%
Alibaba Group Holding Ltd.	3.0%
HDFC Bank Ltd.	2.5%
Hon Hai Precision Industry Co. Ltd.	1.8%
China Construction Bank Corp.	1.8%
ASE Technology Holding Co. Ltd	1.8%
Kweichow Moutai Co. Ltd., "A"	1.8%
MediaTek, Inc.	1.7%
Issuer country weightings
China	27.9%
Taiwan	17.4%
India	16.2%
South Korea	10.6%
Brazil	5.6%
Indonesia	3.0%
United Arab Emirates	2.7%
Hong Kong	2.6%
Mexico	2.4%
Other Countries	11.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FCEIC-ANN

MFS® Emerging Markets
Equity Portfolio
MFS® Variable Insurance Trust II
Service Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Equity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$173	1.48%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS Emerging Markets Equity Portfolio (fund) provided a total return of 33.35%, at net asset value. This compares with a return of 33.57% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within both the consumer discretionary and financials sectors benefited relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    An overweight position in the consumer staples sector weighed on relative performance.
    Security selection within both the energy and information technology sectors further held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	33.35%	4.11%	7.65%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	33.57%	4.20%	8.42%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/sc for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	40,225,747	Total Management Fee ($)#:	385,731
Total Number of Holdings:	93	Portfolio Turnover Rate (%):	40
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	98.4%
Money Market Funds	1.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.3%
Tencent Holdings Ltd.	6.2%
Samsung Electronics Co. Ltd.	5.3%
Alibaba Group Holding Ltd.	3.0%
HDFC Bank Ltd.	2.5%
Hon Hai Precision Industry Co. Ltd.	1.8%
China Construction Bank Corp.	1.8%
ASE Technology Holding Co. Ltd	1.8%
Kweichow Moutai Co. Ltd., "A"	1.8%
MediaTek, Inc.	1.7%
Issuer country weightings
China	27.9%
Taiwan	17.4%
India	16.2%
South Korea	10.6%
Brazil	5.6%
Indonesia	3.0%
United Arab Emirates	2.7%
Hong Kong	2.6%
Mexico	2.4%
Other Countries	11.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FCESC-ANN

MFS® International Intrinsic
Value Portfolio
MFS® Variable Insurance Trust II
Initial Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Intrinsic Value Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes planned changes to the Fund since January 1, 2025 .
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$104	0.89%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS International Intrinsic Value Portfolio (fund) provided a total return of 33.26%, at net asset value. This compares with a return of 31.22% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI EAFE Index:
    Security selection within the materials, financials, and health care sectors aided relative performance.
    The fund's underweight position in the consumer discretionary sector also benefited relative results.
  Top detractors from performance relative to the MSCI EAFE Index:
    Security selection within the consumer staples sector held back relative performance. Not owning any stocks within the utilities sector, and the fund's overweight position in the information technology sector, also weakened relative returns.
    The fund’s cash and/or cash equivalents position during the period detracted from relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	33.26%	7.28%	9.95%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	31.22%	8.92%	8.18%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/ic for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	1,539,716,259	Total Management Fee ($)#:	12,461,665
Total Number of Holdings:	88	Portfolio Turnover Rate (%):	18
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	98.3%
Money Market Funds	1.7%
Top ten holdings
Franco-Nevada Corp.	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
NatWest Group PLC	2.9%
Schneider Electric SE	2.8%
Legrand S.A.	2.7%
CaixaBank S.A.	2.6%
TotalEnergies SE	2.6%
Deutsche Boerse AG	2.2%
AIB Group PLC	2.2%
Resona Holdings, Inc.	2.2%
Issuer country weightings
United Kingdom	16.5%
France	15.6%
Japan	12.2%
Switzerland	9.5%
United States	7.6%
Canada	7.5%
Germany	7.0%
Ireland	5.7%
Spain	3.9%
Other Countries	14.5%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund's prospectus, as supplemented from time to time, at insurancefunds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS International Intrinsic Value Portfolio will be renamed the MFS International Intrinsic Equity Portfolio. In connection with the name change, the fund will adopt a policy to invest at least 80% of its assets in equity securities.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FCGIC-ANN

MFS® International Intrinsic
Value Portfolio
MFS® Variable Insurance Trust II
Service Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Intrinsic Value Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes planned changes to the Fund since January 1, 2025 .
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$133	1.14%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS International Intrinsic Value Portfolio (fund) provided a total return of 32.96%, at net asset value. This compares with a return of 31.22% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI EAFE Index:
    Security selection within the materials, financials, and health care sectors aided relative performance.
    The fund's underweight position in the consumer discretionary sector also benefited relative results.
  Top detractors from performance relative to the MSCI EAFE Index:
    Security selection within the consumer staples sector held back relative performance. Not owning any stocks within the utilities sector, and the fund's overweight position in the information technology sector, also weakened relative returns.
    The fund’s cash and/or cash equivalents position during the period detracted from relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	32.96%	7.02%	9.68%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	31.22%	8.92%	8.18%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/sc for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	1,539,716,259	Total Management Fee ($)#:	12,461,665
Total Number of Holdings:	88	Portfolio Turnover Rate (%):	18
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	98.3%
Money Market Funds	1.7%
Top ten holdings
Franco-Nevada Corp.	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
NatWest Group PLC	2.9%
Schneider Electric SE	2.8%
Legrand S.A.	2.7%
CaixaBank S.A.	2.6%
TotalEnergies SE	2.6%
Deutsche Boerse AG	2.2%
AIB Group PLC	2.2%
Resona Holdings, Inc.	2.2%
Issuer country weightings
United Kingdom	16.5%
France	15.6%
Japan	12.2%
Switzerland	9.5%
United States	7.6%
Canada	7.5%
Germany	7.0%
Ireland	5.7%
Spain	3.9%
Other Countries	14.5%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund's prospectus, as supplemented from time to time, at insurancefunds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS International Intrinsic Value Portfolio will be renamed the MFS International Intrinsic Equity Portfolio. In connection with the name change, the fund will adopt a policy to invest at least 80% of its assets in equity securities.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FCGSC-ANN

MFS® International
Growth Portfolio
MFS® Variable Insurance Trust II
Initial Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Growth Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$97	0.88%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS International Growth Portfolio (fund) provided a total return of 21.12%, at net asset value. This compares with a return of 32.39% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Growth Index (net div), generated a return of 25.65%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection within both the health care and financials sectors benefited relative performance.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection and an underweight position in the information technology sector detracted from relative performance.
    Security selection within the industrials sector further weakened relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	21.12%	7.07%	9.88%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	32.39%	7.91%	8.41%
MSCI All Country World (ex-US) Growth Index (net div) ∆	25.65%	4.01%	7.92%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/ic for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	361,334,994	Total Management Fee ($)#:	2,846,917
Total Number of Holdings:	89	Portfolio Turnover Rate (%):	19
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.9%
Schneider Electric SE	3.6%
Roche Holding AG	3.3%
SAP SE	3.0%
Nestle S.A.	3.0%
AstraZeneca PLC	2.8%
AIA Group Ltd.	2.7%
Tencent Holdings Ltd.	2.4%
LVMH Moet Hennessy Louis Vuitton SE	2.4%
Agnico Eagle Mines Ltd.	2.3%
Issuer country weightings
France	12.2%
United Kingdom	12.1%
Germany	9.3%
Japan	9.1%
Canada	7.9%
Switzerland	7.3%
Taiwan	6.1%
United States	5.0%
China	4.3%
Other Countries	26.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FCIIC-ANN

MFS® International
Growth Portfolio
MFS® Variable Insurance Trust II
Service Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Growth Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$125	1.13%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS International Growth Portfolio (fund) provided a total return of 20.81%, at net asset value. This compares with a return of 32.39% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Growth Index (net div), generated a return of 25.65%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection within both the health care and financials sectors benefited relative performance.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection and an underweight position in the information technology sector detracted from relative performance.
    Security selection within the industrials sector further weakened relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	20.81%	6.80%	9.60%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	32.39%	7.91%	8.41%
MSCI All Country World (ex-US) Growth Index (net div) ∆	25.65%	4.01%	7.92%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/sc for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	361,334,994	Total Management Fee ($)#:	2,846,917
Total Number of Holdings:	89	Portfolio Turnover Rate (%):	19
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.9%
Schneider Electric SE	3.6%
Roche Holding AG	3.3%
SAP SE	3.0%
Nestle S.A.	3.0%
AstraZeneca PLC	2.8%
AIA Group Ltd.	2.7%
Tencent Holdings Ltd.	2.4%
LVMH Moet Hennessy Louis Vuitton SE	2.4%
Agnico Eagle Mines Ltd.	2.3%
Issuer country weightings
France	12.2%
United Kingdom	12.1%
Germany	9.3%
Japan	9.1%
Canada	7.9%
Switzerland	7.3%
Taiwan	6.1%
United States	5.0%
China	4.3%
Other Countries	26.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FCISC-ANN

MFS® Government
Securities Portfolio
MFS® Variable Insurance Trust II
Initial Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Government Securities Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$58	0.56%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS Government Securities Portfolio (fund) provided a total return of 6.99%, at net asset value. This compares with a return of 7.30% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Government/Mortgage Index, generated a return of 7.09%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg U.S. Government/Mortgage Index:
    The fund's underweight allocation to the treasury sector supported relative performance. Yield curve positioning, particularly the funds greater exposure to 2 and 5 year maturities also supported relative results.
    The fund's exposure to both the collateralized loan obligations (CLO) and collateralized mortgage obligations (CMO) sectors, for which the benchmark has no exposure, also benefited relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Government/Mortgage Index:
    During the reporting period, the fund’s cash position weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	6.99%	(0.68)%	1.29%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	7.30%	(0.36)%	2.01%
Bloomberg U.S. Government/Mortgage Index ∆	7.09%	(0.53)%	1.46%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/ic for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	266,101,466	Average Effective Maturity (yrs):	7.1
Total Number of Holdings:	541	Average Effective Duration (yrs):	5.9
Total Management Fee ($)#:	1,443,240
Portfolio Turnover Rate (%):	101
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Fixed Income	85.6%
Money Market Funds	14.4%
Purchased Options	0.0%
Composition including fixed income credit
quality
AAA	3.8%
AA	1.6%
A	0.4%
U.S. Government	30.0%
Federal Agencies	49.8%
Not Rated	0.0%
Money Market Funds	14.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GSSIC-ANN

MFS® Government
Securities Portfolio
MFS® Variable Insurance Trust II
Service Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Government Securities Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$84	0.81%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS Government Securities Portfolio (fund) provided a total return of 6.63%, at net asset value. This compares with a return of 7.30% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Government/Mortgage Index, generated a return of 7.09%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg U.S. Government/Mortgage Index:
    The fund's underweight allocation to the treasury sector supported relative performance. Yield curve positioning, particularly the funds greater exposure to 2 and 5 year maturities also supported relative results.
    The fund's exposure to both the collateralized loan obligations (CLO) and collateralized mortgage obligations (CMO) sectors, for which the benchmark has no exposure, also benefited relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Government/Mortgage Index:
    During the reporting period, the fund’s cash position weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	6.63%	(0.94)%	1.03%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	7.30%	(0.36)%	2.01%
Bloomberg U.S. Government/Mortgage Index ∆	7.09%	(0.53)%	1.46%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/sc for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	266,101,466	Average Effective Maturity (yrs):	7.1
Total Number of Holdings:	541	Average Effective Duration (yrs):	5.9
Total Management Fee ($)#:	1,443,240
Portfolio Turnover Rate (%):	101
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Fixed Income	85.6%
Money Market Funds	14.4%
Purchased Options	0.0%
Composition including fixed income credit
quality
AAA	3.8%
AA	1.6%
A	0.4%
U.S. Government	30.0%
Federal Agencies	49.8%
Not Rated	0.0%
Money Market Funds	14.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GSSSC-ANN

MFS® High Yield Portfolio
MFS® Variable Insurance Trust II
Initial Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS High Yield Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$75	0.72%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS High Yield Portfolio (fund) provided a total return of 8.65%, at net asset value. This compares with a return of 7.30% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index, generated a return of 8.62%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a quality perspective, security selection within both CCC- and BB-rated bonds benefited relative performance.
    From a sector perspective, bond selection within the consumer cyclicals and capital goods sectors also helped relative results.
  Top detractors from performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    Bond selection within the communications sector held back relative performance.
    The fund’s cash and/or cash equivalents position during the period also detracted from relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	8.65%	3.87%	5.56%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	7.30%	(0.36)%	2.01%
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index ∆	8.62%	4.50%	6.52%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/ic for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	221,931,362	Average Effective Maturity (yrs):	3.4
Total Number of Holdings:	365	Average Effective Duration (yrs):	2.7
Total Management Fee ($)#:	1,531,749
Portfolio Turnover Rate (%):	50
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Fixed Income	97.7%
Money Market Funds	2.2%
Equities	0.1%
Composition including fixed income credit
quality
BB	47.1%
B	38.5%
CCC	11.8%
CC	0.3%
Not Rated	0.0%
Non-Fixed Income	0.1%
Money Market Funds	2.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
HYSIC-ANN

MFS® High Yield Portfolio
MFS® Variable Insurance Trust II
Service Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS High Yield Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$101	0.97%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS High Yield Portfolio (fund) provided a total return of 8.47%, at net asset value. This compares with a return of 7.30% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index, generated a return of 8.62%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a quality perspective, security selection within both CCC- and BB-rated bonds benefited relative performance.
    From a sector perspective, bond selection within the consumer cyclicals and capital goods sectors also helped relative results.
  Top detractors from performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    Bond selection within the communications sector held back relative performance.
    The fund’s cash and/or cash equivalents position during the period also detracted from relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	8.47%	3.63%	5.30%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	7.30%	(0.36)%	2.01%
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index ∆	8.62%	4.50%	6.52%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/sc for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	221,931,362	Average Effective Maturity (yrs):	3.4
Total Number of Holdings:	365	Average Effective Duration (yrs):	2.7
Total Management Fee ($)#:	1,531,749
Portfolio Turnover Rate (%):	50
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Fixed Income	97.7%
Money Market Funds	2.2%
Equities	0.1%
Composition including fixed income credit
quality
BB	47.1%
B	38.5%
CCC	11.8%
CC	0.3%
Not Rated	0.0%
Non-Fixed Income	0.1%
Money Market Funds	2.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
HYSSC-ANN

MFS® Massachusetts Investors
Growth Stock Portfolio
MFS® Variable Insurance Trust II
Initial Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Massachusetts Investors Growth Stock Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$76	0.72%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS Massachusetts Investors Growth Stock Portfolio (fund) provided a total return of 9.90%, at net asset value. This compares with a return of 17.15% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 18.56%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    The fund's underweight allocation to the consumer discretionary sector aided relative performance.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Stock selection and an underweight position in the information technology sector weighed on relative performance.
    Stock selection and an overweight position in the financials sector also hindered relative results. Stock selection within both the health care and industrials sectors further weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	9.90%	10.02%	14.27%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.15%	13.15%	14.29%
Russell 1000® Growth Index ∆	18.56%	15.32%	18.13%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/ic for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	937,122,383	Total Management Fee ($)#:	7,017,325
Total Number of Holdings:	54	Portfolio Turnover Rate (%):	21
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	99.9%
Money Market Funds	0.1%
Equity sectors
Information Technology	44.2%
Financials	13.1%
Health Care	10.5%
Industrials	10.2%
Consumer Discretionary	9.3%
Communication Services	5.8%
Consumer Staples	3.8%
Utilities	1.9%
Materials	1.0%
Real Estate	0.1%
Top ten holdings
Microsoft Corp.	13.9%
NVIDIA Corp.	9.6%
Apple, Inc.	5.8%
Alphabet, Inc., "A"	3.8%
Visa, Inc., "A"	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.5%
Amphenol Corp., "A"	3.4%
Accenture PLC, "A"	3.4%
Aon PLC	2.8%
TransUnion	2.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MISIC-ANN

MFS® Massachusetts Investors
Growth Stock Portfolio
MFS® Variable Insurance Trust II
Service Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Massachusetts Investors Growth Stock Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$102	0.97%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS Massachusetts Investors Growth Stock Portfolio (fund) provided a total return of 9.61%, at net asset value. This compares with a return of 17.15% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 18.56%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    The fund's underweight allocation to the consumer discretionary sector aided relative performance.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Stock selection and an underweight position in the information technology sector weighed on relative performance.
    Stock selection and an overweight position in the financials sector also hindered relative results. Stock selection within both the health care and industrials sectors further weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	9.61%	9.74%	13.98%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.15%	13.15%	14.29%
Russell 1000® Growth Index ∆	18.56%	15.32%	18.13%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/sc for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	937,122,383	Total Management Fee ($)#:	7,017,325
Total Number of Holdings:	54	Portfolio Turnover Rate (%):	21
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	99.9%
Money Market Funds	0.1%
Equity sectors
Information Technology	44.2%
Financials	13.1%
Health Care	10.5%
Industrials	10.2%
Consumer Discretionary	9.3%
Communication Services	5.8%
Consumer Staples	3.8%
Utilities	1.9%
Materials	1.0%
Real Estate	0.1%
Top ten holdings
Microsoft Corp.	13.9%
NVIDIA Corp.	9.6%
Apple, Inc.	5.8%
Alphabet, Inc., "A"	3.8%
Visa, Inc., "A"	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.5%
Amphenol Corp., "A"	3.4%
Accenture PLC, "A"	3.4%
Aon PLC	2.8%
TransUnion	2.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MISSC-ANN

MFS® U.S. Government
Money Market Portfolio
MFS® Variable Insurance Trust II
Initial Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS U.S. Government Money Market Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$46	0.45%
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	260,464,583	Total Management Fee ($)#:	$1,032,937
Total Number of Holdings:	24
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	63.3%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	36.7%
Composition including fixed income credit
quality
A-1+	39.4%
A-1	23.9%
Maturity breakdown
0 - 7 days	40.4%
8 - 29 days	13.9%
30 - 59 days	19.7%
60 - 89 days	17.3%
90 - 365 days	8.7%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, and statement of additional information online at insurancefunds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MKSIC-ANN

MFS® U.S. Government
Money Market Portfolio
MFS® Variable Insurance Trust II
Service Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS U.S. Government Money Market Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$46	0.45%
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	260,464,583	Total Management Fee ($)#:	$1,032,937
Total Number of Holdings:	24
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	63.3%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	36.7%
Composition including fixed income credit
quality
A-1+	39.4%
A-1	23.9%
Maturity breakdown
0 - 7 days	40.4%
8 - 29 days	13.9%
30 - 59 days	19.7%
60 - 89 days	17.3%
90 - 365 days	8.7%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, and statement of additional information online at insurancefunds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MKSSC-ANN

MFS® Global Research Portfolio
MFS® Variable Insurance Trust II
Initial Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Research Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$92	0.85%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS Global Research Portfolio (fund) provided a total return of 16.36%, at net asset value. This compares with a return of 22.34% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI All Country World Index:
    Security selection within both the financial services and health care sectors benefited relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Security selection within the technology, capital goods, communication services, and energy sectors weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	16.36%	9.30%	11.21%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.34%	11.19%	11.72%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/ic for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	73,996,514	Total Management Fee ($)#:	544,012
Total Number of Holdings:	123	Portfolio Turnover Rate (%):	39
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Top ten holdings
Microsoft Corp.	4.6%
NVIDIA Corp.	4.0%
Amazon.com, Inc.	3.3%
Apple, Inc.	3.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.1%
Alphabet, Inc., "A"	2.6%
Broadcom, Inc.	2.4%
Meta Platforms, Inc., "A"	2.3%
Mastercard, Inc., "A"	2.2%
PNC Financial Services Group, Inc.	1.7%
Issuer country weightings
United States	61.3%
Japan	5.5%
United Kingdom	5.5%
France	5.1%
Canada	3.1%
Taiwan	3.1%
Switzerland	2.9%
Netherlands	2.4%
China	2.2%
Other Countries	8.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RESIC-ANN

MFS® Global Research Portfolio
MFS® Variable Insurance Trust II
Service Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Research Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$119	1.10%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS Global Research Portfolio (fund) provided a total return of 16.07%, at net asset value. This compares with a return of 22.34% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI All Country World Index:
    Security selection within both the financial services and health care sectors benefited relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Security selection within the technology, capital goods, communication services, and energy sectors weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	16.07%	9.03%	10.93%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.34%	11.19%	11.72%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/sc for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	73,996,514	Total Management Fee ($)#:	544,012
Total Number of Holdings:	123	Portfolio Turnover Rate (%):	39
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Top ten holdings
Microsoft Corp.	4.6%
NVIDIA Corp.	4.0%
Amazon.com, Inc.	3.3%
Apple, Inc.	3.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.1%
Alphabet, Inc., "A"	2.6%
Broadcom, Inc.	2.4%
Meta Platforms, Inc., "A"	2.3%
Mastercard, Inc., "A"	2.2%
PNC Financial Services Group, Inc.	1.7%
Issuer country weightings
United States	61.3%
Japan	5.5%
United Kingdom	5.5%
France	5.1%
Canada	3.1%
Taiwan	3.1%
Switzerland	2.9%
Netherlands	2.4%
China	2.2%
Other Countries	8.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RESSC-ANN

MFS® Core Equity Portfolio
MFS® Variable Insurance Trust II
Initial Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Core Equity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$83	0.78%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS Core Equity Portfolio (fund) provided a total return of 12.50%, at net asset value. This compares with a return of 17.15% for the fund’s benchmark, the Russell 3000® Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Russell 3000® Index:
    Security selection within the health care sector supported relative performance.
  Top detractors from performance relative to the Russell 3000® Index:
    Security selection within the technology sector weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	12.50%	11.52%	13.81%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.15%	13.15%	14.29%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/ic for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	286,735,830	Total Management Fee ($)#:	2,068,975
Total Number of Holdings:	174	Portfolio Turnover Rate (%):	50
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Global equity sectors
Technology	32.9%
Financial Services	14.1%
Capital Goods	13.4%
Consumer Cyclicals	10.6%
Health Care	10.1%
Communication Services	9.8%
Energy	5.7%
Consumer Staples	2.9%
Top ten holdings
NVIDIA Corp.	7.6%
Microsoft Corp.	6.1%
Apple, Inc.	5.2%
Amazon.com, Inc.	4.6%
Alphabet, Inc., "A"	4.5%
Broadcom, Inc.	2.9%
Meta Platforms, Inc., "A"	2.6%
JPMorgan Chase & Co.	2.2%
Johnson & Johnson	1.9%
Mastercard, Inc., "A"	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RGSIC-ANN

MFS® Core Equity Portfolio
MFS® Variable Insurance Trust II
Service Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Core Equity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$109	1.03%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS Core Equity Portfolio (fund) provided a total return of 12.22%, at net asset value. This compares with a return of 17.15% for the fund’s benchmark, the Russell 3000® Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Russell 3000® Index:
    Security selection within the health care sector supported relative performance.
  Top detractors from performance relative to the Russell 3000® Index:
    Security selection within the technology sector weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	12.22%	11.26%	13.53%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.15%	13.15%	14.29%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/sc for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	286,735,830	Total Management Fee ($)#:	2,068,975
Total Number of Holdings:	174	Portfolio Turnover Rate (%):	50
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Global equity sectors
Technology	32.9%
Financial Services	14.1%
Capital Goods	13.4%
Consumer Cyclicals	10.6%
Health Care	10.1%
Communication Services	9.8%
Energy	5.7%
Consumer Staples	2.9%
Top ten holdings
NVIDIA Corp.	7.6%
Microsoft Corp.	6.1%
Apple, Inc.	5.2%
Amazon.com, Inc.	4.6%
Alphabet, Inc., "A"	4.5%
Broadcom, Inc.	2.9%
Meta Platforms, Inc., "A"	2.6%
JPMorgan Chase & Co.	2.2%
Johnson & Johnson	1.9%
Mastercard, Inc., "A"	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RGSSC-ANN

MFS® Research
International Portfolio
MFS® Variable Insurance Trust II
Initial Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Research International Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$100	0.90%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS Research International Portfolio (fund) provided a total return of 22.05%, at net asset value. This compares with a return of 31.22% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI EAFE Index:
    Stock selection within the technology sector aided relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Security selection within the capital goods, health care, and communication services sectors held back relative performance.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	22.05%	5.51%	7.54%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	31.22%	8.92%	8.18%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/ic for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	358,479,122	Total Management Fee ($)#:	4,316,378
Total Number of Holdings:	113	Portfolio Turnover Rate (%):	39
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Top ten holdings
Roche Holding AG	3.0%
Mizuho Financial Group, Inc.	2.7%
Schneider Electric SE	2.7%
Hitachi Ltd.	2.5%
Novartis AG	1.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.7%
Barclays PLC	1.7%
Linde PLC	1.6%
ASML Holding N.V.	1.6%
ING Groep N.V.	1.6%
Issuer country weightings
Japan	20.9%
United Kingdom	15.4%
France	12.4%
Switzerland	8.5%
United States	6.4%
Germany	5.8%
Netherlands	4.8%
Canada	3.2%
Italy	3.0%
Other Countries	19.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RSSIC-ANN

MFS® Research
International Portfolio
MFS® Variable Insurance Trust II
Service Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Research International Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$128	1.15%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS Research International Portfolio (fund) provided a total return of 21.75%, at net asset value. This compares with a return of 31.22% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI EAFE Index:
    Stock selection within the technology sector aided relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Security selection within the capital goods, health care, and communication services sectors held back relative performance.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	21.75%	5.25%	7.27%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	31.22%	8.92%	8.18%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/sc for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	358,479,122	Total Management Fee ($)#:	4,316,378
Total Number of Holdings:	113	Portfolio Turnover Rate (%):	39
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Top ten holdings
Roche Holding AG	3.0%
Mizuho Financial Group, Inc.	2.7%
Schneider Electric SE	2.7%
Hitachi Ltd.	2.5%
Novartis AG	1.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.7%
Barclays PLC	1.7%
Linde PLC	1.6%
ASML Holding N.V.	1.6%
ING Groep N.V.	1.6%
Issuer country weightings
Japan	20.9%
United Kingdom	15.4%
France	12.4%
Switzerland	8.5%
United States	6.4%
Germany	5.8%
Netherlands	4.8%
Canada	3.2%
Italy	3.0%
Other Countries	19.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RSSSC-ANN

MFS® Income Portfolio
MFS® Variable Insurance Trust II
Initial Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Income Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$69	0.67%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS Income Portfolio (fund) provided a total return of 7.33%, at net asset value. This compares with a return of 7.30% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund’s exposure to the collateralized mortgage obligations (CMO) sector, for which the benchmark has no exposure, supported relative performance. Security selection within both the industrials and financial institutions sectors also benefited relative returns.
    From a credit quality perspective, the fund’s out-of-benchmark exposure to non-investment grade bonds further strengthened relative results.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund's underweight exposure to the mortgage-backed securities (MBS) agency fixed rate sector weakened relative returns.
    The fund's overweight allocation to AAA-rated credit issues further detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	7.33%	0.66%	3.58%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	7.30%	(0.36)%	2.01%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/ic for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	38,363,839	Average Effective Maturity (yrs):	8.4
Total Number of Holdings:	243	Average Effective Duration (yrs):	5.9
Total Management Fee ($)#:	177,451
Portfolio Turnover Rate (%):	29
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Fixed Income	99.1%
Money Market Funds	0.9%
Composition including fixed income credit
quality
AAA	9.2%
AA	8.3%
A	14.4%
BBB	28.7%
BB	5.5%
B	5.0%
CCC	0.4%
C	0.0%
U.S. Government	26.0%
Federal Agencies	0.0%
Not Rated	1.6%
Money Market Funds	0.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
SISIC-ANN

MFS® Income Portfolio
MFS® Variable Insurance Trust II
Service Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Income Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$95	0.92%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS Income Portfolio (fund) provided a total return of 7.09%, at net asset value. This compares with a return of 7.30% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund’s exposure to the collateralized mortgage obligations (CMO) sector, for which the benchmark has no exposure, supported relative performance. Security selection within both the industrials and financial institutions sectors also benefited relative returns.
    From a credit quality perspective, the fund’s out-of-benchmark exposure to non-investment grade bonds further strengthened relative results.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund's underweight exposure to the mortgage-backed securities (MBS) agency fixed rate sector weakened relative returns.
    The fund's overweight allocation to AAA-rated credit issues further detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	7.09%	0.41%	3.33%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	7.30%	(0.36)%	2.01%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/sc for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	38,363,839	Average Effective Maturity (yrs):	8.4
Total Number of Holdings:	243	Average Effective Duration (yrs):	5.9
Total Management Fee ($)#:	177,451
Portfolio Turnover Rate (%):	29
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Fixed Income	99.1%
Money Market Funds	0.9%
Composition including fixed income credit
quality
AAA	9.2%
AA	8.3%
A	14.4%
BBB	28.7%
BB	5.5%
B	5.0%
CCC	0.4%
C	0.0%
U.S. Government	26.0%
Federal Agencies	0.0%
Not Rated	1.6%
Money Market Funds	0.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
SISSC-ANN

MFS® Technology Portfolio
MFS® Variable Insurance Trust II
Initial Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Technology Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$89	0.82%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS Technology Portfolio (fund) provided a total return of 16.57%, at net asset value. This compares with a return of 17.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's North American Technology Sector Index, generated a return of 27.82%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor's North American Technology Sector Index:
    The fund's underweight allocation to the technology hardware, storage & peripherals industry strengthened relative returns.
  Top detractors from performance relative to the Standard & Poor's North American Technology Sector Index:
    Security selection within the software industry held back relative performance.
    An underweight allocation to the semiconductors & semiconductor equipment industry further weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	16.57%	12.45%	18.64%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.88%	14.42%	14.82%
Standard & Poor's North American Technology Sector Index ∆	27.82%	18.02%	22.54%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/ic for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	215,194,460	Total Management Fee ($)#:	1,415,254
Total Number of Holdings:	51	Portfolio Turnover Rate (%):	69
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
NVIDIA Corp.	9.9%
Alphabet, Inc., "A"	9.2%
Apple, Inc.	8.4%
Microsoft Corp.	8.3%
Broadcom, Inc.	7.7%
Shopify, Inc.	5.1%
Meta Platforms, Inc., "A"	4.7%
Advanced Micro Devices	3.3%
Lam Research Corp.	2.5%
Oracle Corp.	2.3%
Top five industries
Electronics	32.1%
Computer Software	26.9%
Computer Software - Systems	22.1%
Interactive Media Services	14.1%
Business Services	3.0%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
TKSIC-ANN

MFS® Technology Portfolio
MFS® Variable Insurance Trust II
Service Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Technology Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$116	1.07%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS Technology Portfolio (fund) provided a total return of 16.28%, at net asset value. This compares with a return of 17.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's North American Technology Sector Index, generated a return of 27.82%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor's North American Technology Sector Index:
    The fund's underweight allocation to the technology hardware, storage & peripherals industry strengthened relative returns.
  Top detractors from performance relative to the Standard & Poor's North American Technology Sector Index:
    Security selection within the software industry held back relative performance.
    An underweight allocation to the semiconductors & semiconductor equipment industry further weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	16.28%	12.17%	18.35%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.88%	14.42%	14.82%
Standard & Poor's North American Technology Sector Index ∆	27.82%	18.02%	22.54%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/sc for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	215,194,460	Total Management Fee ($)#:	1,415,254
Total Number of Holdings:	51	Portfolio Turnover Rate (%):	69
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
NVIDIA Corp.	9.9%
Alphabet, Inc., "A"	9.2%
Apple, Inc.	8.4%
Microsoft Corp.	8.3%
Broadcom, Inc.	7.7%
Shopify, Inc.	5.1%
Meta Platforms, Inc., "A"	4.7%
Advanced Micro Devices	3.3%
Lam Research Corp.	2.5%
Oracle Corp.	2.3%
Top five industries
Electronics	32.1%
Computer Software	26.9%
Computer Software - Systems	22.1%
Interactive Media Services	14.1%
Business Services	3.0%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
TKSSC-ANN

MFS® Global Growth Portfolio
MFS® Variable Insurance Trust II
Initial Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Growth Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$91	0.88%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS Global Growth Portfolio (fund) provided a total return of 7.68%, at net asset value. This compares with a return of 22.34% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI All Country World Index:
    Not holding any stocks within the energy sector benefited relative returns as the sector underperformed the benchmark over the period.
    The fund's underweight position in the consumer discretionary sector further supported relative results.
  Top detractors from performance relative to the MSCI All Country World Index:
    Security selection within the financials, industrials, and information technology sectors detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	7.68%	6.77%	11.76%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.34%	11.19%	11.72%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/ic for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	49,756,012	Total Management Fee ($)#:	443,785
Total Number of Holdings:	74	Portfolio Turnover Rate (%):	25
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Top ten holdings
Microsoft Corp.	6.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.3%
Accenture PLC, "A"	3.4%
Visa, Inc., "A"	3.3%
NVIDIA Corp.	3.2%
Tencent Holdings Ltd.	3.0%
Apple, Inc.	3.0%
TransUnion	2.4%
Aon PLC	2.4%
Amphenol Corp., "A"	2.3%
Issuer country weightings
United States	68.6%
France	6.5%
Taiwan	5.3%
China	5.0%
Japan	3.4%
Canada	2.9%
United Kingdom	2.3%
India	2.2%
Switzerland	1.1%
Other Countries	2.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
WGOIC-ANN

MFS® Global Growth Portfolio
MFS® Variable Insurance Trust II
Service Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Growth Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$117	1.13%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS Global Growth Portfolio (fund) provided a total return of 7.43%, at net asset value. This compares with a return of 22.34% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI All Country World Index:
    Not holding any stocks within the energy sector benefited relative returns as the sector underperformed the benchmark over the period.
    The fund's underweight position in the consumer discretionary sector further supported relative results.
  Top detractors from performance relative to the MSCI All Country World Index:
    Security selection within the financials, industrials, and information technology sectors detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	7.43%	6.50%	11.48%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.34%	11.19%	11.72%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/sc for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	49,756,012	Total Management Fee ($)#:	443,785
Total Number of Holdings:	74	Portfolio Turnover Rate (%):	25
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Top ten holdings
Microsoft Corp.	6.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.3%
Accenture PLC, "A"	3.4%
Visa, Inc., "A"	3.3%
NVIDIA Corp.	3.2%
Tencent Holdings Ltd.	3.0%
Apple, Inc.	3.0%
TransUnion	2.4%
Aon PLC	2.4%
Amphenol Corp., "A"	2.3%
Issuer country weightings
United States	68.6%
France	6.5%
Taiwan	5.3%
China	5.0%
Japan	3.4%
Canada	2.9%
United Kingdom	2.3%
India	2.2%
Switzerland	1.1%
Other Countries	2.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
WGOSC-ANN

MFS® Global
Governments Portfolio
MFS® Variable Insurance Trust II
Initial Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Governments Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$72	0.70%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS Global Governments Portfolio (fund) provided a total return of 6.54%, at net asset value. This compares with a return of 8.17% for the fund’s benchmark, the Bloomberg Global Aggregate Index. The fund's other benchmark, the JPMorgan Global Government Bond Index (Unhedged), generated a return of 6.56%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the JPMorgan Global Government Bond Index:
    The fund’s overweight allocation to Italian securities supported relative performance.
    The fund's out-of-benchmark allocation to both Greece and Uruguay also aided relative results.
  Top detractors from performance relative to the JPMorgan Global Government Bond Index:
    Unfavorable bond selection within US government bonds weighed on relative returns.
    Additionally, the fund's foreign exchange allocation decisions, most notably from its overweight exposure to the Japanese yen and an underweight exposure to the Swiss franc, further weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	6.54%	(4.43)%	(0.07)%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index ∆	8.17%	(2.15)%	1.26%
JPMorgan Global Government Bond Index (Unhedged) ∆	6.56%	(3.74)%	0.35%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/ic for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	79,731,956	Average Effective Maturity (yrs):	8.8
Total Number of Holdings:	66	Average Effective Duration (yrs):	6.8
Total Management Fee ($)#:	593,964
Portfolio Turnover Rate (%):	83
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Fixed Income	97.4%
Money Market Funds	2.6%
Issuer country weightings
United States	45.8%
Japan	14.5%
Italy	10.1%
France	6.8%
United Kingdom	4.6%
Greece	4.4%
Spain	4.2%
Canada	2.5%
Australia	1.1%
Other Countries	6.0%
Composition including fixed income credit
quality
AAA	3.6%
AA	6.5%
A	25.6%
BBB	12.8%
BB	2.1%
U.S. Government	42.2%
Federal Agencies	0.5%
Not Rated	4.1%
Money Market Funds	2.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
WGSIC-ANN

MFS® Global
Governments Portfolio
MFS® Variable Insurance Trust II
Service Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Governments Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$98	0.95%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS Global Governments Portfolio (fund) provided a total return of 6.32%, at net asset value. This compares with a return of 8.17% for the fund’s benchmark, the Bloomberg Global Aggregate Index. The fund's other benchmark, the JPMorgan Global Government Bond Index (Unhedged), generated a return of 6.56%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the JPMorgan Global Government Bond Index:
    The fund’s overweight allocation to Italian securities supported relative performance.
    The fund's out-of-benchmark allocation to both Greece and Uruguay also aided relative results.
  Top detractors from performance relative to the JPMorgan Global Government Bond Index:
    Unfavorable bond selection within US government bonds weighed on relative returns.
    Additionally, the fund's foreign exchange allocation decisions, most notably from its overweight exposure to the Japanese yen and an underweight exposure to the Swiss franc, further weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	6.32%	(4.67)%	(0.32)%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index ∆	8.17%	(2.15)%	1.26%
JPMorgan Global Government Bond Index (Unhedged) ∆	6.56%	(3.74)%	0.35%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/sc for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	79,731,956	Average Effective Maturity (yrs):	8.8
Total Number of Holdings:	66	Average Effective Duration (yrs):	6.8
Total Management Fee ($)#:	593,964
Portfolio Turnover Rate (%):	83
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Fixed Income	97.4%
Money Market Funds	2.6%
Issuer country weightings
United States	45.8%
Japan	14.5%
Italy	10.1%
France	6.8%
United Kingdom	4.6%
Greece	4.4%
Spain	4.2%
Canada	2.5%
Australia	1.1%
Other Countries	6.0%
Composition including fixed income credit
quality
AAA	3.6%
AA	6.5%
A	25.6%
BBB	12.8%
BB	2.1%
U.S. Government	42.2%
Federal Agencies	0.5%
Not Rated	4.1%
Money Market Funds	2.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
WGSSC-ANN

MFS® Global Tactical
Allocation Portfolio
MFS® Variable Insurance Trust II
Initial Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Tactical Allocation Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$84	0.78%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS Global Tactical Allocation Portfolio (fund) provided a total return of 15.48%, at net asset value. This compares with a return of 8.17% for the fund’s benchmark, the Bloomberg Global Aggregate Index. The fund's other benchmark, the MFS Global Tactical Allocation Blended Index (Blended Index), generated a return of 10.78%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  The fund’s investment objective is to seek total return. MFS seeks to achieve the fund’s objective by generating returns from a combination of (1) individual security selection of a combination of debt instruments and equity securities and (2) a tactical asset allocation overlay primarily using derivative instruments to manage the fund’s exposure to asset classes (e.g. equity and fixed income), markets (e.g. U.S. and foreign countries), and currencies (e.g. U.S. dollar and Japanese yen). Derivatives include futures, forward contracts, options, swaps and certain complex structured securities.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MFS Global Tactical Allocation Blended Index:
    Within the equity portion of the fund, the combination of stock selection and an overweight position within the financials sector supported relative performance. Within the fixed income portion of the fund, an underweight allocation to the treasury sector, an overweight exposure and bond selection within both the financial institutions and industrials sectors, and an out of benchmark exposure to the Collateralized Loan Obligation (CLO) sector also benefited relative results. From a credit quality perspective, bond selection within both BBB-rated and A-rated securities aided to relative returns. The fund's yield curve positioning, particularly to the USD and South Korean won yield curves, was another area of relative strength.
    Within the fund’s tactical overlay, long exposures to both the Spanish and Italian equity markets, via holdings of equity index futures, and a short exposure to both the Indian and Swedish equity markets, contributed to relative performance. The fund's short exposure to the fixed income market of Germany, via bond futures, and a US interest rate curve steepening trade, via holdings of interest rate swaps, also supported relative returns. From a currency perspective, the fund's long exposure to both the Swedish krona and Norwegian krone further boosted relative results.
  Top detractors from performance relative to the MFS Global Tactical Allocation Blended Index:
    Within the equity portion of the fund, stock selection and an underweight position in the communication services sector held back relative performance. Within the fixed income portion of the fund, a lesser exposure to both the Chinese yuan renminbi and Swedish krona, coupled with an overweight exposure to the Japanese yen, further weighed on relative results.
    Within the fund’s tactical overlay, the fund's long exposure to the Brazilian equity market, via holdings of equity index futures, hurt relative returns. From a currency perspective, the fund's short exposure to the Swiss franc dampened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	15.48%	4.86%	5.67%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index ∆	8.17%	(2.15)%	1.26%
MFS Global Tactical Allocation Blended Index ∆	10.78%	4.20%	5.81%
∆	Source: FactSet Research Systems Inc.
The MFS Global Tactical Allocation Blended Index (a custom index) was comprised of the following at the end of the reporting period:
12/31/25
Bloomberg Global Aggregate Index (USD Hedged)	54.00%
MSCI World Index (net div)	35.00%
Bloomberg Global Aggregate Index	11.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/ic for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	330,886,670	Total Management Fee ($)#:	2,467,550
Total Number of Holdings:	1,079	Portfolio Turnover Rate (%):	95
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 12/31/25)
Portfolio Structure		Tactical Overlay (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	29.0%	23.8%	(13.5)%	39.3%
	Emerging Markets	17.5%	0.0%	0.0%	17.5%
	North America ex-U.S.	2.2%	7.2%	0.0%	9.4%
	Japan	2.6%	4.8%	0.0%	7.4%
	Europe ex-U.K.	9.1%	0.0%	(4.5)%	4.6%
	United Kingdom	3.6%	0.0%	(0.4)%	3.2%
	Supranational	2.0%	0.0%	0.0%	2.0%
	Asia/Pacific ex-Japan	(0.1)%	0.0%	(1.8)%	(1.9)%
	Total	65.9%	35.8%	(20.2)%	81.5%
Equity	Europe ex-U.K.	7.4%	3.8%	(3.2)%	8.0%
	United Kingdom	3.6%	3.8%	0.0%	7.4%
	U.S. Large Cap	9.5%	0.0%	(2.2)%	7.3%
	U.S. Small/Mid Cap	8.6%	0.0%	(3.5)%	5.1%
	Japan	2.6%	0.6%	0.0%	3.2%
	Emerging Markets	2.3%	4.3%	(3.9)%	2.7%
	North America ex-U.S.	0.6%	2.0%	0.0%	2.6%
	Asia/Pacific ex-Japan	0.7%	3.7%	(3.7)%	0.7%
	Total	35.3%	18.2%	(16.5)%	37.0%
Real Estate-related	U.S.	0.5%	0.0%	0.0%	0.5%
	Non-U.S.	0.3%	0.0%	0.0%	0.3%
	Total	0.8%	0.0%	0.0%	0.8%
Cash	Cash & Cash Equivalents (d)				3.2%
	Other (e)				(22.5)%
	Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
WTSIC-ANN

MFS® Global Tactical
Allocation Portfolio
MFS® Variable Insurance Trust II
Service Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Tactical Allocation Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$111	1.03%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS Global Tactical Allocation Portfolio (fund) provided a total return of 15.21%, at net asset value. This compares with a return of 8.17% for the fund’s benchmark, the Bloomberg Global Aggregate Index. The fund's other benchmark, the MFS Global Tactical Allocation Blended Index (Blended Index), generated a return of 10.78%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  The fund’s investment objective is to seek total return. MFS seeks to achieve the fund’s objective by generating returns from a combination of (1) individual security selection of a combination of debt instruments and equity securities and (2) a tactical asset allocation overlay primarily using derivative instruments to manage the fund’s exposure to asset classes (e.g. equity and fixed income), markets (e.g. U.S. and foreign countries), and currencies (e.g. U.S. dollar and Japanese yen). Derivatives include futures, forward contracts, options, swaps and certain complex structured securities.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MFS Global Tactical Allocation Blended Index:
    Within the equity portion of the fund, the combination of stock selection and an overweight position within the financials sector supported relative performance. Within the fixed income portion of the fund, an underweight allocation to the treasury sector, an overweight exposure and bond selection within both the financial institutions and industrials sectors, and an out of benchmark exposure to the Collateralized Loan Obligation (CLO) sector also benefited relative results. From a credit quality perspective, bond selection within both BBB-rated and A-rated securities aided to relative returns. The fund's yield curve positioning, particularly to the USD and South Korean won yield curves, was another area of relative strength.
    Within the fund’s tactical overlay, long exposures to both the Spanish and Italian equity markets, via holdings of equity index futures, and a short exposure to both the Indian and Swedish equity markets, contributed to relative performance. The fund's short exposure to the fixed income market of Germany, via bond futures, and a US interest rate curve steepening trade, via holdings of interest rate swaps, also supported relative returns. From a currency perspective, the fund's long exposure to both the Swedish krona and Norwegian krone further boosted relative results.
  Top detractors from performance relative to the MFS Global Tactical Allocation Blended Index:
    Within the equity portion of the fund, stock selection and an underweight position in the communication services sector held back relative performance. Within the fixed income portion of the fund, a lesser exposure to both the Chinese yuan renminbi and Swedish krona, coupled with an overweight exposure to the Japanese yen, further weighed on relative results.
    Within the fund’s tactical overlay, the fund's long exposure to the Brazilian equity market, via holdings of equity index futures, hurt relative returns. From a currency perspective, the fund's short exposure to the Swiss franc dampened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	15.21%	4.60%	5.40%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index ∆	8.17%	(2.15)%	1.26%
MFS Global Tactical Allocation Blended Index ∆	10.78%	4.20%	5.81%
∆	Source: FactSet Research Systems Inc.
The MFS Global Tactical Allocation Blended Index (a custom index) was comprised of the following at the end of the reporting period:
12/31/25
Bloomberg Global Aggregate Index (USD Hedged)	54.00%
MSCI World Index (net div)	35.00%
Bloomberg Global Aggregate Index	11.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/sc for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	330,886,670	Total Management Fee ($)#:	2,467,550
Total Number of Holdings:	1,079	Portfolio Turnover Rate (%):	95
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 12/31/25)
Portfolio Structure		Tactical Overlay (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	29.0%	23.8%	(13.5)%	39.3%
	Emerging Markets	17.5%	0.0%	0.0%	17.5%
	North America ex-U.S.	2.2%	7.2%	0.0%	9.4%
	Japan	2.6%	4.8%	0.0%	7.4%
	Europe ex-U.K.	9.1%	0.0%	(4.5)%	4.6%
	United Kingdom	3.6%	0.0%	(0.4)%	3.2%
	Supranational	2.0%	0.0%	0.0%	2.0%
	Asia/Pacific ex-Japan	(0.1)%	0.0%	(1.8)%	(1.9)%
	Total	65.9%	35.8%	(20.2)%	81.5%
Equity	Europe ex-U.K.	7.4%	3.8%	(3.2)%	8.0%
	United Kingdom	3.6%	3.8%	0.0%	7.4%
	U.S. Large Cap	9.5%	0.0%	(2.2)%	7.3%
	U.S. Small/Mid Cap	8.6%	0.0%	(3.5)%	5.1%
	Japan	2.6%	0.6%	0.0%	3.2%
	Emerging Markets	2.3%	4.3%	(3.9)%	2.7%
	North America ex-U.S.	0.6%	2.0%	0.0%	2.6%
	Asia/Pacific ex-Japan	0.7%	3.7%	(3.7)%	0.7%
	Total	35.3%	18.2%	(16.5)%	37.0%
Real Estate-related	U.S.	0.5%	0.0%	0.0%	0.5%
	Non-U.S.	0.3%	0.0%	0.0%	0.3%
	Total	0.8%	0.0%	0.0%	0.8%
Cash	Cash & Cash Equivalents (d)				3.2%
	Other (e)				(22.5)%
	Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
WTSSC-ANN

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. A copy of the Code is attached hereto as EX-99.COE.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller and Clarence Otis, Jr. and Ms. Paul E. Smith, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller and Otis and Ms. Smith are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes- Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP (“Deloitte”) to serve as independent accountants to the Registrant (hereinafter the "Registrant" or the "Fund"). The tables below set forth the audit fees billed to the Fund as well as fees for non-audit services provided to the Fund and/or to the Fund’s investment adviser, Massachusetts Financial Services Company (“MFS”), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund (“MFS Related Entities”).

For the fiscal years ended December 31, 2025 and 2024, audit fees billed to the Fund by Deloitte were as follows:

Fees billed by Deloitte:		Audit Fees
	2025	2024
MFS Blended Research Core Equity Portfolio	58,022	56,136
MFS Core Equity Portfolio	60,720	58,771
MFS Corporate Bond Portfolio	68,532	66,400
MFS Emerging Markets Equity Portfolio	61,100	59,142
MFS Global Governments Portfolio	70,580	68,400
MFS Global Growth Portfolio	74,422	72,152
MFS Global Research Portfolio	59,181	57,268
MFS Global Tactical Allocation Portfolio	81,480	79,045
MFS Government Securities Portfolio	69,341	67,190
MFS High Yield Portfolio	89,790	87,161
MFS Income Portfolio	82,581	80,120
MFS International Growth Portfolio	61,100	59,142
MFS International Intrinsic Value Portfolio	62,256	60,271
MFS Massachusetts Investors Growth Stock Portfolio	60,586	58,640
MFS Research International Portfolio	58,022	56,136
MFS Technology Portfolio	58,156	56,267
MFS U.S. Government Money Market Portfolio	36,198	34,824
Total	1,112,067	1,077,065

For the fiscal years ended December 31, 2025 and 2024, fees billed by Deloitte for audit-related, tax and other services provided to each Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

Fees billed by Deloitte:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2025	2024	2025	2024	2025	2024

To MFS Blended Research	2,400	2,400	0	0	0	0
Core Equity Portfolio
To MFS Core Equity Portfolio	2,400	2,400	0	0	0	0

To MFS Corporate Bond	2,400	2,400	0	0	0	0
Portfolio
To MFS Emerging Markets	2,400	2,400	0	0	0	0
Equity Portfolio
To MFS Global Governments	2,400	2,400	0	0	0	0
Portfolio
To MFS Global Growth	2,400	2,400	0	0	0	0
Portfolio
To MFS Global Research	2,400	2,400	0	0	0	0
Portfolio
To MFS Global Tactical	2,400	2,400	0	0	0	0
Allocation Portfolio
To MFS Government Securities	2,400	2,400	0	0	0	0
Portfolio
To MFS High Yield Portfolio	2,400	2,400	0	0	0	0

To MFS Income Portfolio	2,400	2,400	0	0	0	0

To MFS International Growth	2,400	2,400	0	0	0	0
Portfolio
To MFS International Intrinsic	2,400	2,400	0	0	0	0
Value Portfolio
To MFS Massachusetts	2,400	2,400	0	0	0	0
Investors Growth Stock
Portfolio
To MFS Research International	2,400	2,400	0	0	0	0
Portfolio
To MFS Technology Portfolio	2,400	2,400	0	0	0	0

To MFS U.S. Government Money	2,400	2,400	0	0	0	0
Market Portfolio
Total fees billed by Deloitte
To above Funds:	40,800	40,800	0	0	0	0

Fees billed by Deloitte:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2025	2024	2025	2024	2025	2024

To MFS and MFS Related	0	0	0	0	217,540	234,973
Entities of MFS Blended
Research Core Equity Portfolio*
To MFS and MFS Related	0	0	0	0	217,540	234,973
Entities of MFS Core Equity
Portfolio*
To MFS and MFS Related	0	0	0	0	217,540	234,973
Entities of MFS Corporate Bond Po
To MFS and MFS Related	0	0	0	0	217,540	234,973
Entities of MFS Emerging
Markets Equity Portfolio*
To MFS and MFS Related	0	0	0	0	217,540	234,973
Entities of MFS Global
Governments Portfolio*
To MFS and MFS Related	0	0	0	0	217,540	234,973
Entities of MFS Global
Growth Portfolio*
To MFS and MFS Related	0	0	0	0	217,540	234,973
Entities of MFS Global
Research Portfolio*
To MFS and MFS Related	0	0	0	0	217,540	234,973
Entities of MFS Global Tactical
Allocation Portfolio*
To MFS and MFS Related	0	0	0	0	217,540	234,973
Entities of MFS Government
Securities Portfolio*
To MFS and MFS Related	0	0	0	0	217,540	234,973
Entities of MFS High
Yield Portfolio*
To MFS and MFS Related	0	0	0	0	217,540	234,973
Entities of MFS Income
Portfolio*
To MFS and MFS Related	0	0	0	0	217,540	234,973
Entities of MFS International
Growth Portfolio*
To MFS and MFS Related	0	0	0	0	217,540	234,973
Entities of MFS International
Intrinsic Value Portfolio*
To MFS and MFS Related	0	0	0	0	217,540	234,973
Entities of MFS Massachusetts
Investors Growth Stock
Portfolio*
To MFS and MFS Related	0	0	0	0	217,540	234,973
Entities of MFS Research
International Portfolio*
To MFS and MFS Related	0	0	0	0	217,540	234,973
Entities of MFS Technology
Portfolio*
To MFS and MFS Related	0	0	0	0	217,540	234,973
Entities of MFS U.S. Government
Money Market Portfolio *

Fees billed by Deloitte:				Aggregate fees for non-audit services
				2025		2024
To MFS Blended Research Core Equity Portfolio, MFS and MFS				219,940		255,300
Related Entities#
To MFS Core Equity Portfolio, MFS and MFS Related Entities#				219,940		255,300
To MFS Corporate Bond Portfolio, MFS and MFS Related				219,940		255,300
Entities#
To MFS Emerging Markets Equity Portfolio, MFS and MFS				219,940		255,300
Related Entities#
To MFS Global Governments Portfolio, MFS and MFS Related				219,940		255,300
Entities#
To MFS Global Growth Portfolio MFS and MFS Related Entities#				219,940		255,300
To MFS Global Research Portfolio, MFS and MFS Related				219,940		255,300
Entities#
To MFS Global Tactical Allocation Portfolio, MFS and MFS				219,940		255,300
Related Entities#
To MFS Government Securities Portfolio, MFS and MFS Related				219,940		255,300
Entities#
To MFS High Yield Portfolio, MFS and MFS Related Entities#				219,940		255,300
To MFS Income Portfolio, MFS and MFS Related Entities#				219,940		255,300
To MFS International Growth Portfolio, MFS and MFS Related				219,940		255,300
Entities#
To MFS International Intrinsic Value Portfolio, MFS and MFS				219,940		255,300
Related Entities#
To MFS Massachusetts Investors Growth Stock Portfolio, MFS				219,940		255,300
and MFS Related Entities#
To MFS Research International Portfolio, MFS and MFS Related				219,940		255,300
Entities#
To MFS Technology Portfolio, MFS and MFS Related Entities#				219,940		255,300
To MFS U.S. Government Money Market Portfolio, MFS and				219,940		255,300
MFS Related Entities#

*This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Fund (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

# This amount reflects the aggregate fees billed by Deloitte for non-audit services rendered to the Fund and for non-audit services rendered to MFS and the MFS Related Entities. If applicable the fees are converted to USD as of the payment date.

1 The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

2 The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

3 The fees included under “All Other Fees” are fees for products and services provided by Deloitte other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Fund and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 between such regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre- approved by the Committee (because such services were provided prior to the effectiveness of SEC rules requiring pre-approval or because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

Item 4(i):

Not applicable.

Item 4(j):

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Blended Research Core Equity Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Blended Research Core Equity Portfolio
Portfolio of Investments − 12/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Aerospace & Defense – 3.0%
BWX Technologies, Inc.	2,172	$375,408
Curtiss-Wright Corp.	2,030	1,119,078
General Dynamics Corp.	2,528	851,077
General Electric Co.	22,851	7,038,794
Leidos Holdings, Inc.	12,296	2,218,198
		$11,602,555
Automotive – 1.6%
Aptiv PLC (a)	20,589	$1,566,617
Tesla, Inc. (a)	9,958	4,478,312
		$6,044,929
Biotechnology – 0.8%
Gilead Sciences, Inc.	23,567	$2,892,613
Illumina, Inc. (a)	2,962	388,496
		$3,281,109
Broadcasting – 2.3%
Netflix, Inc. (a)	46,507	$4,360,496
Spotify Technology S.A. (a)	5,619	3,263,010
TKO Group Holdings, Inc.	6,467	1,351,603
		$8,975,109
Brokerage & Asset Managers – 2.2%
Citigroup, Inc.	58,054	$6,774,321
Interactive Brokers Group, Inc.	13,901	893,973
Raymond James Financial, Inc.	2,345	376,584
XP, Inc.	27,567	451,272
		$8,496,150
Business Services – 0.9%
Dropbox, Inc. (a)	54,907	$1,526,415
Verisk Analytics, Inc., “A”	9,395	2,101,567
		$3,627,982
Chemicals – 0.2%
Eastman Chemical Co.	11,782	$752,045
Computer Software – 10.0%
Guidewire Software, Inc. (a)	6,450	$1,296,514
Intuit, Inc.	3,167	2,097,884
Microsoft Corp.	47,842	23,137,348
Okta, Inc. (a)	48,034	4,153,500
Palantir Technologies, Inc. (a)	3,306	587,641
Salesforce, Inc.	19,861	5,261,378
VeriSign, Inc.	1,349	327,740
Zoom Communications, Inc. (a)	20,173	1,740,728
		$38,602,733
CGSFS-ANN
1

MFS Blended Research Core Equity Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 7.7%
Apple, Inc.	92,568	$25,165,537
Arista Networks, Inc. (a)	35,007	4,586,967
		$29,752,504
Construction – 0.5%
CRH PLC	11,386	$1,420,973
Mohawk Industries, Inc. (a)	3,696	403,973
		$1,824,946
Consumer Products – 0.6%
Colgate-Palmolive Co.	29,007	$2,292,133
Consumer Services – 1.2%
Booking Holdings, Inc.	725	$3,882,614
Uber Technologies, Inc. (a)	11,646	951,595
		$4,834,209
Electrical Equipment – 1.3%
Amphenol Corp., “A”	18,517	$2,502,387
Eaton Corp. PLC	6,593	2,099,937
nVent Electric PLC	3,900	397,683
		$5,000,007
Electronics – 14.2%
Broadcom, Inc.	28,995	$10,035,170
KLA Corp.	2,312	2,809,265
Lam Research Corp.	41,784	7,152,585
Micron Technology, Inc.	2,957	843,957
NVIDIA Corp.	182,192	33,978,808
		$54,819,785
Energy - Independent – 1.7%
ConocoPhillips	4,158	$389,230
EOG Resources, Inc.	19,656	2,064,077
Phillips 66	27,960	3,607,958
Valero Energy Corp.	3,169	515,882
		$6,577,147
Energy - Integrated – 0.1%
Exxon Mobil Corp.	2,522	$303,497
Energy - Renewables – 0.6%
AES Corp.	26,425	$378,935
GE Vernova, Inc.	3,188	2,083,581
		$2,462,516
Food & Beverages – 1.3%
General Mills, Inc.	14,090	$655,185
Ingredion, Inc.	3,445	379,845
Monster Worldwide, Inc. (a)	46,519	3,566,612
PepsiCo, Inc.	1,854	266,086
		$4,867,728
2

MFS Blended Research Core Equity Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – 0.4%
Viking Holdings Ltd. (a)	19,316	$1,379,356
General Merchandise – 0.8%
Dollar General Corp.	22,245	$2,953,469
Health Maintenance Organizations – 1.4%
Cigna Group	16,637	$4,579,002
Humana, Inc.	3,632	930,264
		$5,509,266
Insurance – 4.0%
Ameriprise Financial, Inc.	10,166	$4,984,796
Berkshire Hathaway, Inc., “B” (a)	4,440	2,231,766
Chubb Ltd.	2,535	791,224
Corebridge Financial, Inc.	22,231	670,709
Equitable Holdings, Inc.	81,032	3,861,175
Everest Group Ltd.	890	302,022
Hartford Insurance Group, Inc.	13,338	1,837,976
Principal Financial Group, Inc.	8,007	706,298
		$15,385,966
Interactive Media Services – 8.0%
Alphabet, Inc., “A”	31,040	$9,715,520
Alphabet, Inc., “C”	25,763	8,084,429
Meta Platforms, Inc., “A”	19,740	13,030,177
		$30,830,126
Leisure & Toys – 0.3%
Roblox Corp., “A” (a)	13,545	$1,097,551
Machinery & Tools – 2.3%
AGCO Corp.	21,273	$2,219,199
Caterpillar, Inc.	1,627	932,059
Deere & Co.	815	379,440
Trane Technologies PLC	1,046	407,103
Wabtec Corp.	23,230	4,958,444
		$8,896,245
Major Banks – 1.5%
JPMorgan Chase & Co.	5,074	$1,634,944
Wells Fargo & Co.	45,632	4,252,903
		$5,887,847
Medical & Health Technology & Services – 1.8%
IQVIA Holdings, Inc. (a)	1,619	$364,939
McKesson Corp.	7,387	6,059,482
Ventas, Inc., REIT	8,895	688,295
		$7,112,716
Medical Equipment – 1.1%
Align Technology, Inc. (a)	5,701	$890,211
Boston Scientific Corp. (a)	9,693	924,228
Medtronic PLC	19,475	1,870,768
3

MFS Blended Research Core Equity Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Thermo Fisher Scientific, Inc.	666	$385,914
		$4,071,121
Natural Gas - Distribution – 0.3%
Atmos Energy Corp.	6,026	$1,010,138
Network & Telecom – 0.8%
Qualcomm, Inc.	18,714	$3,201,030
Oil Services – 1.3%
TechnipFMC PLC	111,364	$4,962,380
Other Banks & Diversified Financials – 6.5%
American Express Co.	3,266	$1,208,257
Mastercard, Inc., “A”	11,329	6,467,500
Northern Trust Corp.	42,782	5,843,593
Popular, Inc.	31,244	3,890,503
Visa, Inc., “A”	22,447	7,872,387
		$25,282,240
Pharmaceuticals – 5.3%
AbbVie, Inc.	9,665	$2,208,356
Bristol-Myers Squibb Co.	51,079	2,755,201
Eli Lilly & Co.	1,614	1,734,533
Johnson & Johnson	38,959	8,062,565
Pfizer, Inc.	136,882	3,408,362
Vertex Pharmaceuticals, Inc. (a)	4,797	2,174,768
		$20,343,785
Real Estate – 1.0%
Essential Properties Realty Trust, REIT	10,116	$300,041
Jones Lang LaSalle, Inc. (a)	3,918	1,318,289
W.P. Carey, Inc., REIT	37,389	2,406,356
		$4,024,686
Real Estate - Office – 0.4%
Cousins Properties, Inc., REIT	54,896	$1,415,219
Restaurants – 1.0%
Aramark	110,123	$4,059,134
Specialty Chemicals – 0.4%
RPM International, Inc.	13,471	$1,400,984
Specialty Stores – 6.3%
Amazon.com, Inc. (a)	75,501	$17,427,141
Home Depot, Inc.	3,956	1,361,259
O'Reilly Automotive, Inc. (a)	54,057	4,930,539
Tapestry, Inc.	3,809	486,676
		$24,205,615
Telecom - Infrastructure – 0.2%
American Tower Corp., REIT	4,217	$740,379
4

MFS Blended Research Core Equity Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – 1.7%
Altria Group, Inc.	76,273	$4,397,901
Philip Morris International, Inc.	12,530	2,009,812
		$6,407,713
Utilities - Electric Power – 2.6%
Edison International	79,003	$4,741,760
NextEra Energy, Inc.	28,759	2,308,772
PG&E Corp.	197,365	3,171,656
		$10,222,188
Total Common Stocks (Identified Cost, $205,667,655)		$384,516,238
Mutual Funds (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 3.82% (v) (Identified Cost, $1,765,411)	1,765,242	$1,765,595
Other Assets, Less Liabilities – (0.1)%		(267,180)
Net Assets – 100.0%		$386,014,653

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,765,595 and
$384,516,238, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
5

MFS Blended Research Core Equity Portfolio
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 12/31/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $205,667,655)	$384,516,238
Investments in affiliated issuers, at value (identified cost, $1,765,411)	1,765,595
Cash	995
Receivables for
Fund shares sold	68,998
Dividends	294,785
Other assets	1,694
Total assets	$386,648,305
Liabilities
Payables for
Fund shares reacquired	$568,648
Payable to affiliates
Investment adviser	5,046
Administrative services fee	308
Shareholder servicing costs	74
Distribution and/or service fees	1,671
Payable for independent Trustees' compensation	4
Accrued expenses and other liabilities	57,901
Total liabilities	$633,652
Net assets	$386,014,653
Net assets consist of
Paid-in capital	$151,395,525
Total distributable earnings (loss)	234,619,128
Net assets	$386,014,653
Shares of beneficial interest outstanding	6,384,035

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$265,160,175	4,359,720	$60.82
Service Class	120,854,478	2,024,315	59.70
See Notes to Financial Statements
6

MFS Blended Research Core Equity Portfolio
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 12/31/25
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$4,798,456
Dividends from affiliated issuers	95,180
Other	10,279
Foreign taxes withheld	(8,576)
Total investment income	$4,895,339
Expenses
Management fee	$1,417,065
Distribution and/or service fees	317,765
Shareholder servicing costs	13,299
Administrative services fee	61,358
Independent Trustees' compensation	10,089
Custodian fee	19,844
Shareholder communications	14,585
Audit and tax fees	69,294
Legal fees	2,376
Miscellaneous	29,220
Total expenses	$1,954,895
Reduction of expenses by investment adviser	(54,231)
Net expenses	$1,900,664
Net investment income (loss)	$2,994,675
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$53,579,894
Affiliated issuers	(41)
Net realized gain (loss)	$53,579,853
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$1,462,532
Affiliated issuers	48
Net unrealized gain (loss)	$1,462,580
Net realized and unrealized gain (loss)	$55,042,433
Change in net assets from operations	$58,037,108
See Notes to Financial Statements
7

MFS Blended Research Core Equity Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	12/31/25	12/31/24
Change in net assets
From operations
Net investment income (loss)	$2,994,675	$3,845,838
Net realized gain (loss)	53,579,853	69,318,715
Net unrealized gain (loss)	1,462,580	20,263,728
Change in net assets from operations	$58,037,108	$93,428,281
Total distributions to shareholders	$(72,967,736)	$(32,058,260)
Change in net assets from fund share transactions	$(3,542,329)	$(47,903,516)
Total change in net assets	$(18,472,957)	$13,466,505
Net assets
At beginning of period	404,487,610	391,021,105
At end of period	$386,014,653	$404,487,610
See Notes to Financial Statements
8

MFS Blended Research Core Equity Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$64.19	$55.45	$47.48	$68.53	$57.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.53	$0.63	$0.56	$0.68	$0.63
Net realized and unrealized gain (loss)	8.98	13.24	12.46	(10.77)	15.96
Total from investment operations	$9.51	$13.87	$13.02	$(10.09)	$16.59
Less distributions declared to shareholders
From net investment income	$(0.71)	$(0.66)	$(0.76)	$(0.68)	$(0.74)
From net realized gain	(12.17)	(4.47)	(4.29)	(10.28)	(4.60)
Total distributions declared to shareholders	$(12.88)	$(5.13)	$(5.05)	$(10.96)	$(5.34)
Net asset value, end of period (x)	$60.82	$64.19	$55.45	$47.48	$68.53
Total return (%) (k)(r)(s)(x)	16.10	25.50	28.53	(16.00)	29.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.42	0.45	0.44	0.45	0.45
Expenses after expense reductions	0.40	0.44	0.43	0.44	0.43
Net investment income (loss)	0.85	1.01	1.08	1.20	0.98
Portfolio turnover rate	40	40	42	43	51
Net assets at end of period (000 omitted)	$265,160	$270,651	$251,495	$230,413	$313,788

Service Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$63.19	$54.66	$46.82	$67.71	$56.68
Income (loss) from investment operations
Net investment income (loss) (d)	$0.37	$0.47	$0.42	$0.53	$0.47
Net realized and unrealized gain (loss)	8.82	13.03	12.29	(10.62)	15.76
Total from investment operations	$9.19	$13.50	$12.71	$(10.09)	$16.23
Less distributions declared to shareholders
From net investment income	$(0.51)	$(0.50)	$(0.58)	$(0.52)	$(0.60)
From net realized gain	(12.17)	(4.47)	(4.29)	(10.28)	(4.60)
Total distributions declared to shareholders	$(12.68)	$(4.97)	$(4.87)	$(10.80)	$(5.20)
Net asset value, end of period (x)	$59.70	$63.19	$54.66	$46.82	$67.71
Total return (%) (k)(r)(s)(x)	15.82	25.18	28.20	(16.20)	29.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.67	0.70	0.69	0.70	0.70
Expenses after expense reductions	0.66	0.69	0.68	0.69	0.68
Net investment income (loss)	0.60	0.76	0.83	0.96	0.73
Portfolio turnover rate	40	40	42	43	51
Net assets at end of period (000 omitted)	$120,854	$133,837	$139,526	$132,919	$221,299

See Notes to Financial Statements
9

MFS Blended Research Core Equity Portfolio
Financial Highlights - continued
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
10

MFS Blended Research Core Equity Portfolio
Notes to Financial Statements
(1) Business and Organization
MFS Blended Research Core Equity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading
11

MFS Blended Research Core Equity Portfolio
Notes to Financial Statements  - continued
does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$384,516,238	$—	$—	$384,516,238
Investment Companies	1,765,595	—	—	1,765,595
Total	$386,281,833	$—	$—	$386,281,833
For further information regarding security characteristics, see the Portfolio of Investments.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
12

MFS Blended Research Core Equity Portfolio
Notes to Financial Statements  - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 12/31/25	Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$15,179,213	$3,926,765
Long-term capital gains	57,788,523	28,131,495
Total distributions	$72,967,736	$32,058,260
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 12/31/25
Cost of investments	$208,503,017
Gross appreciation	183,304,894
Gross depreciation	(5,526,078)
Net unrealized appreciation (depreciation)	$177,778,816
Undistributed ordinary income	3,167,276
Undistributed long-term capital gain	53,673,036
Total distributable earnings (loss)	$234,619,128
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 12/31/25	Year ended 12/31/24
Initial Class	$49,345,790	$21,088,097
Service Class	23,621,946	10,970,163
Total	$72,967,736	$32,058,260
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the period from January 1, 2025 through September 30, 2025, the management fee was computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.375%
In excess of $2.5 billion	0.35%
Effective October 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:
Up to $5 billion	0.25%
In excess of $5 billion	0.225%
13

MFS Blended Research Core Equity Portfolio
Notes to Financial Statements  - continued
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, this management fee reduction amounted to $54,231, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.35% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the year ended December 31, 2025, the fee was $12,490, which equated to 0.0032% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended December 31, 2025, these costs amounted to $809.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.0157% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the year ended December 31, 2025, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $441,670 and $1,894,431, respectively. The sales transactions resulted in net realized gains (losses) of $(591,707).
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended December 31, 2025, this reimbursement amounted to $10,216, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the year ended December 31, 2025, purchases and sales of investments, other than short-term obligations, aggregated $157,764,740 and $230,271,064, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
14

MFS Blended Research Core Equity Portfolio
Notes to Financial Statements  - continued
	Year ended 12/31/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	72,739	$4,571,862	153,751	$9,547,975
Service Class	106,797	6,587,409	171,850	10,641,812
	179,536	$11,159,271	325,601	$20,189,787
Shares issued to shareholders in reinvestment of distributions
Initial Class	849,540	$48,559,700	339,724	$20,712,994
Service Class	420,619	23,621,946	182,593	10,970,163
	1,270,159	$72,181,646	522,317	$31,683,157
Shares reacquired
Initial Class	(779,149)	$(48,678,238)	(812,803)	$(50,710,582)
Service Class	(621,008)	(38,205,008)	(789,367)	(49,065,878)
	(1,400,157)	$(86,883,246)	(1,602,170)	$(99,776,460)
Net change
Initial Class	143,130	$4,453,324	(319,328)	$(20,449,613)
Service Class	(93,592)	(7,995,653)	(434,924)	(27,453,903)
	49,538	$(3,542,329)	(754,252)	$(47,903,516)
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended December 31, 2025, the fund’s commitment fee and interest expense were $1,849 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended December 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,541,580	$55,115,087	$55,891,079	$(41)	$48	$1,765,595

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$95,180	$—
15

MFS Blended Research Core Equity Portfolio
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Variable Insurance Trust II and the Shareholders of MFS Blended Research Core Equity Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Blended Research Core Equity Portfolio (the “Fund”), including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 12, 2026
We have served as the auditor of one or more of the MFS investment companies since 1924.
16

MFS Blended Research Core Equity Portfolio
Federal Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates $63,568,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 34.93% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.
17

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Core Equity Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Core Equity Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Blended Research Core Equity Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
18

MFS Blended Research Core Equity Portfolio
Board Review of Investment Advisory Agreement
MFS Blended Research Core Equity Portfolio
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Initial Class shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Initial Class shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Initial Class shares was in the 1st quintile for each of the one- and three-year periods ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
19

MFS Blended Research Core Equity Portfolio
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Initial Class shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median. The Trustees also noted that MFS has agreed in writing to amend its contractual advisory fee rate schedule effective October 1, 2025, which may not be changed without the Trustees’ approval.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. They also noted that MFS has agreed to amend its contractual advisory fee schedule to reduce the Fund's advisory fee rate to 0.25% on assets up to $5 billion and 0.225% on assets over $5 billion (replacing the existing contractual advisory fee rate schedule), effective October 1, 2025. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
20

MFS Core Equity Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Core Equity Portfolio
Portfolio of Investments − 12/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.5%
Aerospace & Defense – 3.2%
BWX Technologies, Inc.	3,367	$581,952
Curtiss-Wright Corp.	1,729	953,146
General Dynamics Corp.	2,578	867,910
General Electric Co.	5,921	1,823,846
Howmet Aerospace, Inc.	6,208	1,272,764
Leidos Holdings, Inc.	9,823	1,772,069
RTX Corp.	9,992	1,832,533
Standard Aero, Inc. (a)	4,865	139,528
		$9,243,748
Apparel Manufacturers – 0.5%
Amer Sports, Inc. (a)	10,194	$380,746
Birkenstock Holding PLC (a)	15,492	633,623
Columbia Sportswear Co.	3,130	172,432
Wolverine World Wide, Inc.	9,263	168,123
		$1,354,924
Automotive – 1.0%
Aptiv PLC (a)	23,065	$1,755,016
Goodyear Tire & Rubber Co. (a)	77,677	680,450
LKQ Corp.	18,729	565,616
		$3,001,082
Biotechnology – 1.5%
Gilead Sciences, Inc.	28,836	$3,539,331
Illumina, Inc. (a)	5,624	737,644
		$4,276,975
Broadcasting – 1.4%
Omnicom Group, Inc.	4,103	$331,317
Spotify Technology S.A. (a)	3,468	2,013,902
Walt Disney Co.	13,997	1,592,439
		$3,937,658
Brokerage & Asset Managers – 2.1%
Bullish (a)(l)	1,959	$74,187
Charles Schwab Corp.	17,701	1,768,507
CME Group, Inc.	4,334	1,183,529
KKR & Co., Inc.	13,057	1,664,506
Raymond James Financial, Inc.	3,908	627,586
TPG, Inc.	10,435	666,170
		$5,984,485
Business Services – 2.0%
Accenture PLC, “A”	5,960	$1,599,068
Fidelity National Information Services, Inc.	9,314	619,008
TransUnion	11,681	1,001,646
TriNet Group, Inc.	32,475	1,920,247
Verisk Analytics, Inc., “A”	3,226	721,624
		$5,861,593
RGSFS-ANN
1

MFS Core Equity Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 11.2%
Atlassian Corp. (a)	2,036	$330,117
Autodesk, Inc. (a)	6,342	1,877,295
Cadence Design Systems, Inc. (a)	8,603	2,689,126
Guidewire Software, Inc. (a)	7,261	1,459,534
HubSpot, Inc. (a)	3,169	1,271,720
Intuit, Inc.	3,635	2,407,897
Microsoft Corp. (s)	35,973	17,397,262
MongoDB, Inc. (a)	3,200	1,343,008
Netskope, Inc., “A” (a)	16,789	294,479
Okta, Inc. (a)	8,678	750,387
SentinelOne, Inc., “A” (a)	25,380	380,700
Tyler Technologies, Inc. (a)	2,755	1,250,632
Vertex, Inc., “A” (a)	28,522	569,584
		$32,021,741
Computer Software - Systems – 6.5%
Apple, Inc. (s)	54,484	$14,812,020
Arista Networks, Inc. (a)	12,586	1,649,144
Block, Inc., “A” (a)	5,785	376,546
Insight Enterprises, Inc. (a)	11,150	908,390
Seagate Technology Holdings PLC	3,255	896,394
		$18,642,494
Construction – 1.6%
Allegion PLC	3,292	$524,152
CRH PLC	16,020	1,999,296
Ferguson Enterprises, Inc.	2,591	576,835
Pulte Homes, Inc.	5,932	695,586
Sherwin-Williams Co.	2,391	774,756
		$4,570,625
Consumer Products – 0.9%
Colgate-Palmolive Co.	9,791	$773,685
e.l.f. Beauty, Inc. (a)	4,892	371,988
Kenvue, Inc.	44,926	774,973
Procter & Gamble Co.	5,385	771,724
		$2,692,370
Consumer Services – 1.0%
Airbnb, Inc., “A” (a)	6,656	$903,352
Bright Horizons Family Solutions, Inc. (a)	4,000	405,600
Grand Canyon Education, Inc. (a)	1,651	274,578
Phoenix Educations Partners, Inc. (a)	4,833	146,440
Uber Technologies, Inc. (a)	14,410	1,177,441
		$2,907,411
Containers – 0.3%
Avery Dennison Corp.	2,913	$529,816
Smurfit Westrock PLC	10,773	416,592
		$946,408
Electrical Equipment – 2.5%
AMETEK, Inc.	7,390	$1,517,241
Amphenol Corp., “A”	12,784	1,727,630
Eaton Corp. PLC	3,293	1,048,853
2

MFS Core Equity Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – continued
Emerson Electric Co.	13,969	$1,853,966
W.W. Grainger, Inc.	953	961,624
		$7,109,314
Electronics – 12.9%
Advanced Energy Industries, Inc.	2,695	$564,252
Broadcom, Inc.	23,894	8,269,713
Coherent Corp. (a)	1,931	356,405
KLA Corp.	1,819	2,210,230
Lam Research Corp.	19,798	3,389,022
MACOM Technology Solutions Holdings, Inc. (a)	2,709	463,998
NVIDIA Corp.	117,275	21,871,787
		$37,125,407
Energy - Independent – 1.1%
ConocoPhillips	16,426	$1,537,638
EQT Corp.	9,011	482,989
Permian Resources Corp.	27,697	388,589
Phillips 66	2,696	347,892
Valero Energy Corp.	2,367	385,324
		$3,142,432
Energy - Integrated – 1.2%
Exxon Mobil Corp.	27,760	$3,340,638
Energy - Renewables – 0.5%
First Solar, Inc. (a)	1,533	$400,466
GE Vernova, Inc.	1,658	1,083,619
		$1,484,085
Engineering - Construction – 1.3%
APi Group, Inc. (a)	14,795	$566,057
Jacobs Solutions, Inc.	9,183	1,216,380
Legence Corp., “A” (a)	27,150	1,168,536
MYR Group, Inc. (a)	3,331	727,823
		$3,678,796
Entertainment – 0.1%
Live Nation Entertainment, Inc. (a)	2,573	$366,653
Food & Beverages – 1.4%
Celsius Holdings, Inc. (a)	5,845	$267,350
Coca-Cola Europacific Partners PLC	8,943	811,130
Mondelez International, Inc.	18,236	981,644
PepsiCo, Inc.	13,502	1,937,807
		$3,997,931
Gaming & Lodging – 0.7%
DraftKings, Inc. (a)	8,734	$300,974
Hilton Worldwide Holdings, Inc.	4,150	1,192,087
Viking Holdings Ltd. (a)	8,687	620,339
		$2,113,400
3

MFS Core Equity Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Health Maintenance Organizations – 0.9%
Cigna Group	6,160	$1,695,417
Humana, Inc.	2,959	757,888
		$2,453,305
Insurance – 3.6%
Aon PLC	5,231	$1,845,915
Arthur J. Gallagher & Co.	4,859	1,257,461
Assurant, Inc.	2,179	524,812
Chubb Ltd.	6,194	1,933,271
Everest Group Ltd.	1,344	456,087
Lincoln National Corp.	17,757	790,719
Principal Financial Group, Inc.	7,624	672,513
Progressive Corp.	5,988	1,363,587
Selective Insurance Group, Inc.	5,322	445,292
Willis Towers Watson PLC	3,241	1,064,993
		$10,354,650
Interactive Media Services – 7.1%
Alphabet, Inc., “A” (s)	40,910	$12,804,830
Meta Platforms, Inc., “A”	11,451	7,558,691
		$20,363,521
Leisure & Toys – 0.5%
Brunswick Corp.	2,927	$217,301
Hasbro, Inc.	4,639	380,398
Take-Two Interactive Software, Inc. (a)	2,748	703,570
		$1,301,269
Machinery & Tools – 2.1%
Caterpillar, Inc.	3,994	$2,288,043
Crane Co.	2,973	548,310
Nordson Corp.	4,688	1,127,136
Pentair PLC	10,041	1,045,670
Trane Technologies PLC	2,804	1,091,317
		$6,100,476
Major Banks – 4.6%
JPMorgan Chase & Co. (s)	19,451	$6,267,501
Morgan Stanley	12,311	2,185,572
PNC Financial Services Group, Inc.	11,456	2,391,211
Wells Fargo & Co.	24,410	2,275,012
		$13,119,296
Medical & Health Technology & Services – 0.5%
McKesson Corp.	1,271	$1,042,588
Option Care Health, Inc. (a)	13,394	426,733
		$1,469,321
Medical Equipment – 3.7%
Becton, Dickinson and Co.	10,731	$2,082,565
Bio-Techne Corp.	14,963	879,974
Boston Scientific Corp. (a)	13,997	1,334,614
Masimo Corp. (a)	2,034	264,542
Medtronic PLC	24,083	2,313,413
STERIS PLC	2,830	717,462
4

MFS Core Equity Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Waters Corp. (a)	7,610	$2,890,506
		$10,483,076
Natural Gas - Pipeline – 0.4%
Cheniere Energy, Inc.	5,340	$1,038,043
Network & Telecom – 0.3%
Motorola Solutions, Inc.	2,049	$785,423
Oil Services – 0.3%
Baker Hughes Co.	10,006	$455,673
TechnipFMC PLC	7,563	337,008
		$792,681
Other Banks & Diversified Financials – 3.1%
Columbia Banking System, Inc.	15,626	$436,747
Hancock Whitney Corp.	7,413	472,060
Mastercard, Inc., “A”	7,355	4,198,822
Moody's Corp.	2,759	1,409,435
Northern Trust Corp.	2,876	392,833
Visa, Inc., “A”	5,515	1,934,166
		$8,844,063
Pharmaceuticals – 3.5%
AbbVie, Inc.	3,724	$850,896
Johnson & Johnson	26,103	5,402,016
Pfizer, Inc.	154,822	3,855,068
		$10,107,980
Pollution Control – 0.6%
GFL Environmental, Inc.	40,142	$1,724,099
Real Estate – 0.6%
Federal Realty Investment Trust, REIT	9,249	$932,299
NNN REIT, Inc.	18,517	733,829
		$1,666,128
Real Estate - Office – 0.1%
Highwoods Properties, Inc., REIT	12,651	$326,649
Real Estate - Storage – 0.4%
Extra Space Storage, Inc., REIT	2,975	$387,404
Rexford Industrial Realty, Inc., REIT	18,537	717,753
		$1,105,157
Restaurants – 0.9%
Aramark	51,127	$1,884,541
Starbucks Corp.	9,788	824,248
		$2,708,789
Specialty Chemicals – 0.3%
Linde PLC	2,302	$981,550
5

MFS Core Equity Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 6.8%
Amazon.com, Inc. (a)(s)	56,983	$13,152,816
BJ's Wholesale Club Holdings, Inc. (a)	22,732	2,046,562
Floor & Decor Holdings, Inc., “A” (a)	23,091	1,406,011
Ross Stores, Inc.	7,972	1,436,076
TJX Cos., Inc.	1,657	254,532
Tractor Supply Co.	26,843	1,342,418
		$19,638,415
Telecom - Infrastructure – 0.6%
American Tower Corp., REIT	9,102	$1,598,038
Telecom Services – 0.8%
EchoStar Corp., “A” (a)	6,692	$727,420
T-Mobile USA, Inc.	7,723	1,568,078
		$2,295,498
Tobacco – 0.6%
Philip Morris International, Inc.	10,249	$1,643,940
Utilities - Electric Power – 2.3%
Duke Energy Corp.	8,167	$957,254
Evergy, Inc.	6,762	490,177
Exelon Corp.	17,272	752,886
NextEra Energy, Inc.	10,577	849,122
PG&E Corp.	88,046	1,414,899
Sempra	9,120	805,205
Vistra Corp.	4,836	780,192
Xcel Energy, Inc.	8,250	609,345
		$6,659,080
Total Common Stocks (Identified Cost, $175,799,941)		$285,360,617
Mutual Funds (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 3.82% (v) (Identified Cost, $1,379,978)	1,379,845	$1,380,121
Collateral for Securities Loaned – 0.0%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.72% (j) (Identified Cost, $68,255)	68,255	$68,255
Other Assets, Less Liabilities – (0.0)%		(73,163)
Net Assets – 100.0%		$286,735,830

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,380,121 and
$285,428,872, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(s)	Security or a portion of the security was pledged to cover collateral requirements.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

6

MFS Core Equity Portfolio
Portfolio of Investments – continued

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
At December 31, 2025, the fund had cash collateral of $3,798 and other liquid securities collateral with an aggregate value of $603,116.
See Notes to Financial Statements
7

MFS Core Equity Portfolio
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 12/31/25 Assets
Investments in unaffiliated issuers, at value, including $64,379 of securities on loan (identified cost, $175,868,196)	$285,428,872
Investments in affiliated issuers, at value (identified cost, $1,379,978)	1,380,121
Cash	4,334
Deposits with brokers	3,798
Receivables for
Fund shares sold	48,467
Interest and dividends	153,335
Other assets	1,343
Total assets	$287,020,270
Liabilities
Payables for
Fund shares reacquired	$147,419
Collateral for securities loaned, at value	68,255
Payable to affiliates
Investment adviser	3,916
Administrative services fee	246
Shareholder servicing costs	83
Distribution and/or service fees	1,365
Payable for audit and tax fees	38,737
Accrued expenses and other liabilities	24,419
Total liabilities	$284,440
Net assets	$286,735,830
Net assets consist of
Paid-in capital	$140,166,368
Total distributable earnings (loss)	146,569,462
Net assets	$286,735,830
Shares of beneficial interest outstanding	9,077,993

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$187,914,153	5,903,085	$31.83
Service Class	98,821,677	3,174,908	31.13
See Notes to Financial Statements
8

MFS Core Equity Portfolio
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 12/31/25
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$3,364,575
Dividends from affiliated issuers	91,800
Other	11,939
Income on securities loaned	1,178
Foreign taxes withheld	(5,002)
Total investment income	$3,464,490
Expenses
Management fee	$2,107,896
Distribution and/or service fees	238,562
Shareholder servicing costs	14,793
Administrative services fee	47,150
Independent Trustees' compensation	7,669
Custodian fee	16,908
Shareholder communications	27,479
Audit and tax fees	72,360
Legal fees	1,847
Dividend and interest expense on securities sold short	6,726
Interest expense and fees	1,355
Miscellaneous	29,068
Total expenses	$2,571,813
Reduction of expenses by investment adviser	(133,320)
Net expenses	$2,438,493
Net investment income (loss)	$1,025,997
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$36,755,739
Affiliated issuers	(58)
Securities sold short	(44,207)
Foreign currency	1
Net realized gain (loss)	$36,711,475
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(4,311,354)
Affiliated issuers	(62)
Securities sold short	14,671
Translation of assets and liabilities in foreign currencies	(4)
Net unrealized gain (loss)	$(4,296,749)
Net realized and unrealized gain (loss)	$32,414,726
Change in net assets from operations	$33,440,723
See Notes to Financial Statements
9

MFS Core Equity Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	12/31/25	12/31/24
Change in net assets
From operations
Net investment income (loss)	$1,025,997	$1,106,911
Net realized gain (loss)	36,711,475	29,084,139
Net unrealized gain (loss)	(4,296,749)	19,975,940
Change in net assets from operations	$33,440,723	$50,166,990
Total distributions to shareholders	$(30,184,993)	$(13,573,571)
Change in net assets from fund share transactions	$321,764	$(14,218,783)
Total change in net assets	$3,577,494	$22,374,636
Net assets
At beginning of period	283,158,336	260,783,700
At end of period	$286,735,830	$283,158,336
See Notes to Financial Statements
10

MFS Core Equity Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$31.61	$27.67	$23.73	$32.33	$27.88
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.15	$0.18	$0.15	$0.09
Net realized and unrealized gain (loss)	3.64	5.34	5.17	(5.50)	6.85
Total from investment operations	$3.78	$5.49	$5.35	$(5.35)	$6.94
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.19)	$(0.14)	$(0.09)	$(0.14)
From net realized gain	(3.41)	(1.36)	(1.27)	(3.16)	(2.35)
Total distributions declared to shareholders	$(3.56)	$(1.55)	$(1.41)	$(3.25)	$(2.49)
Net asset value, end of period (x)	$31.83	$31.61	$27.67	$23.73	$32.33
Total return (%) (k)(r)(s)(x)	12.50	20.11	23.14	(17.27)	25.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.83	0.83	0.83	0.86	0.85
Expenses after expense reductions	0.78	0.80	0.81	0.83	0.83
Net investment income (loss)	0.45	0.48	0.69	0.55	0.29
Portfolio turnover rate	50	33	35	28	35
Net assets at end of period (000 omitted)	$187,914	$188,791	$176,611	$152,479	$206,060
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	0.78	0.79	0.81	0.81	0.81

See Notes to Financial Statements
11

MFS Core Equity Portfolio
Financial Highlights - continued
Service Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$30.99	$27.15	$23.32	$31.84	$27.50
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.07	$0.11	$0.08	$0.02
Net realized and unrealized gain (loss)	3.56	5.25	5.07	(5.42)	6.76
Total from investment operations	$3.62	$5.32	$5.18	$(5.34)	$6.78
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.12)	$(0.08)	$(0.02)	$(0.09)
From net realized gain	(3.41)	(1.36)	(1.27)	(3.16)	(2.35)
Total distributions declared to shareholders	$(3.48)	$(1.48)	$(1.35)	$(3.18)	$(2.44)
Net asset value, end of period (x)	$31.13	$30.99	$27.15	$23.32	$31.84
Total return (%) (k)(r)(s)(x)	12.22	19.87	22.79	(17.48)	25.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.08	1.08	1.08	1.11	1.10
Expenses after expense reductions	1.03	1.05	1.06	1.08	1.08
Net investment income (loss)	0.20	0.23	0.44	0.32	0.07
Portfolio turnover rate	50	33	35	28	35
Net assets at end of period (000 omitted)	$98,822	$94,367	$84,173	$70,293	$76,684
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	1.03	1.04	1.06	1.06	1.06

(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
12

MFS Core Equity Portfolio
Notes to Financial Statements
(1) Business and Organization
MFS Core Equity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data.
13

MFS Core Equity Portfolio
Notes to Financial Statements  - continued
An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$285,360,617	$—	$—	$285,360,617
Investment Companies	1,448,376	—	—	1,448,376
Total	$286,808,993	$—	$—	$286,808,993
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Short Sales — The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the year ended December 31, 2025, this expense amounted to $6,726. At December 31, 2025, the fund had no short sales outstanding.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the
14

MFS Core Equity Portfolio
Notes to Financial Statements  - continued
extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $64,379.  The fair value of the fund's investment securities on loan and a related liability of $68,255 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 12/31/25	Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$4,705,005	$1,470,538
Long-term capital gains	25,479,988	12,103,033
Total distributions	$30,184,993	$13,573,571
The federal tax cost and the tax basis components of distributable earnings were as follows:
15

MFS Core Equity Portfolio
Notes to Financial Statements  - continued
As of 12/31/25
Cost of investments	$178,543,430
Gross appreciation	115,376,737
Gross depreciation	(7,111,174)
Net unrealized appreciation (depreciation)	$108,265,563
Undistributed ordinary income	3,224,738
Undistributed long-term capital gain	35,079,161
Total distributable earnings (loss)	$146,569,462
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 12/31/25	Year ended 12/31/24
Initial Class	$20,047,341	$9,162,600
Service Class	10,137,652	4,410,971
Total	$30,184,993	$13,573,571
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.65%
In excess of $2.5 billion	0.60%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, this management fee reduction amounted to $38,921, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund's investment activity), such that total annual operating expenses do not exceed 0.78% of average daily net assets for the Initial Class shares and 1.03% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, this reduction amounted to $94,399, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these
16

MFS Core Equity Portfolio
Notes to Financial Statements  - continued
participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the year ended December 31, 2025, the fee was $13,831, which equated to 0.0049% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended December 31, 2025, these costs amounted to $962.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.0168% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 19, 2024, MFS redeemed 5 shares of Service Class for an aggregate amount of $150.
During the year ended December 31, 2025, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $114,678 and $21,392, respectively. The sales transactions resulted in net realized gains (losses) of $(7,463).
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended December 31, 2025, this reimbursement amounted to $9,169, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the year ended December 31, 2025, purchases and sales of investments, other than short-term obligations and short sales, aggregated $139,222,938 and $167,997,985, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 12/31/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	331,926	$10,715,596	234,844	$7,234,595
Service Class	311,530	9,584,079	302,142	9,075,096
	643,456	$20,299,675	536,986	$16,309,691
Shares issued to shareholders in reinvestment of distributions
Initial Class	660,756	$20,047,341	305,013	$9,162,600
Service Class	341,335	10,137,652	149,677	4,410,971
	1,002,091	$30,184,993	454,690	$13,573,571
17

MFS Core Equity Portfolio
Notes to Financial Statements  - continued
	Year ended 12/31/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares reacquired
Initial Class	(1,061,370)	$(33,702,658)	(951,633)	$(28,931,410)
Service Class	(523,424)	(16,460,246)	(506,195)	(15,170,635)
	(1,584,794)	$(50,162,904)	(1,457,828)	$(44,102,045)
Net change
Initial Class	(68,688)	$(2,939,721)	(411,776)	$(12,534,215)
Service Class	129,441	3,261,485	(54,376)	(1,684,568)
	60,753	$321,764	(466,152)	$(14,218,783)
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended December 31, 2025, the fund’s commitment fee and interest expense were $1,321 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended December 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,376,650	$46,252,025	$46,248,434	$(58)	$(62)	$1,380,121

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$91,800	$—
18

MFS Core Equity Portfolio
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Variable Insurance Trust II and the Shareholders of MFS Core Equity Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Core Equity Portfolio (the “Fund”), including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 12, 2026
We have served as the auditor of one or more of the MFS investment companies since 1924.
19

MFS Core Equity Portfolio
Federal Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates $28,028,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 62.66% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.
20

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Core Equity Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Core Equity Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Core Equity Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
21

MFS Core Equity Portfolio
Board Review of Investment Advisory Agreement
MFS Core Equity Portfolio
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Initial Class shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Initial Class shares was in the 4th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Initial Class shares was in the 4th quintile for each of the one- and three-year periods ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  The Trustees noted that the total return performance (Class I shares) of the Fund’s retail counterpart, MFS Core Equity Fund, which has substantially similar investment strategies, was in the 3rd quintile relative to the
22

MFS Core Equity Portfolio
Board Review of Investment Advisory Agreement - continued
other funds in its Broadridge performance universe for the five-year period ended December 31, 2024. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Initial Class shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each higher than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
23

MFS Emerging Markets Equity Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Emerging Markets Equity Portfolio
Portfolio of Investments − 12/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.5%
Alcoholic Beverages – 3.5%
Ambev S.A., ADR (l)	98,830	$244,110
China Resources Beer Holdings Co. Ltd.	131,500	441,758
Kweichow Moutai Co. Ltd., “A”	3,600	708,968
		$1,394,836
Automotive – 2.0%
Mahindra & Mahindra Ltd.	11,757	$485,195
Maruti Suzuki India Ltd.	897	166,637
PT Astra International Tbk	391,700	157,385
		$809,217
Biotechnology – 0.3%
Hugel, Inc. (a)	831	$132,967
Brokerage & Asset Managers – 1.3%
B3 S.A. - Brasil Bolsa Balcao	207,700	$540,633
Business Services – 2.9%
Infosys Ltd.	36,425	$654,666
Tata Consultancy Services Ltd.	14,589	520,422
		$1,175,088
Chemicals – 0.7%
UPL Ltd.	33,341	$294,963
Computer Software – 0.8%
Kingsoft Corp.	92,000	$336,192
Computer Software - Systems – 9.2%
EPAM Systems, Inc. (a)	927	$189,924
Hon Hai Precision Industry Co. Ltd.	100,000	726,572
Lenovo Group Ltd.	280,000	332,010
Samsung Electronics Co. Ltd.	25,552	2,126,747
Xiaomi Corp., “B” (a)	61,600	311,059
		$3,686,312
Conglomerates – 1.3%
KOC Holding A.S.	60,495	$238,443
LG Corp.	4,896	272,960
		$511,403
Construction – 2.6%
Anhui Conch Cement Co. Ltd.	59,500	$168,311
Midea Group Co. Ltd., “A”	51,800	579,291
Techtronic Industries Co. Ltd.	24,500	281,475
		$1,029,077
FCEFS-ANN
1

MFS Emerging Markets Equity Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.1%
Dabur India Ltd.	32,249	$180,693
Hindustan Unilever Ltd.	9,902	255,143
		$435,836
Consumer Services – 2.0%
MakeMyTrip Ltd. (a)	5,674	$465,949
Trip.com Group Ltd.	4,550	326,388
		$792,337
Electrical Equipment – 1.2%
WEG S.A.	52,500	$470,231
Electronics – 14.9%
ASE Technology Holding Co. Ltd	90,000	$713,479
Largan Precision Co. Ltd.	3,000	238,220
MediaTek, Inc.	15,000	679,674
SK hynix, Inc.	508	229,571
Taiwan Semiconductor Manufacturing Co. Ltd.	84,235	4,115,164
		$5,976,108
Energy - Independent – 3.1%
Bharat Petroleum Corp. Ltd.	57,919	$247,453
PT United Tractors Tbk	191,800	339,316
Reliance Industries Ltd.	37,125	648,659
		$1,235,428
Energy - Integrated – 2.5%
Galp Energia SGPS S.A., “B”	15,740	$268,140
Petroleo Brasileiro S.A., ADR	35,950	426,008
Petroleo Brasileiro S.A., ADR	12,856	144,887
Petronet LNG Ltd.	57,283	181,066
		$1,020,101
Engineering - Construction – 0.4%
Doosan Bobcat, Inc.	3,823	$152,375
Food & Beverages – 1.8%
Gruma S.A.B. de C.V.	14,540	$250,501
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	60,041	245,726
Kwality Walls (India) Ltd. (a)	9,952	4,230
Orion Corp.	3,131	229,119
		$729,576
Food & Drug Stores – 2.0%
BIM Birlesik Magazalar A.S.	21,225	$265,793
Walmart de Mexico S.A.B. de C.V.	168,600	525,532
		$791,325
Gaming & Lodging – 0.9%
Sands China Ltd.	143,200	$360,636
2

MFS Emerging Markets Equity Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 4.7%
AIA Group Ltd.	40,000	$410,654
DB Insurance Co. Ltd.	1,913	174,096
Hyundai Marine & Fire Insurance Co. Ltd. (a)	12,304	262,274
Ping An Insurance Co. of China Ltd., “H”	65,000	546,770
Samsung Fire & Marine Insurance Co. Ltd.	1,494	515,441
		$1,909,235
Leisure & Toys – 7.3%
NetEase, Inc., ADR	3,343	$460,064
Tencent Holdings Ltd.	32,500	2,490,385
		$2,950,449
Machinery & Tools – 1.2%
Delta Electronics, Inc.	16,000	$486,840
Major Banks – 1.0%
Bandhan Bank Ltd.	97,468	$158,132
National Bank of Greece S.A.	15,357	233,912
		$392,044
Medical & Health Technology & Services – 0.5%
Hangzhou Tigermed Consulting Co. Ltd., “A”	23,100	$186,959
Metals & Mining – 1.6%
Industries Qatar Q.P.S.C.	71,087	$232,922
Vale S.A., ADR	31,713	413,220
		$646,142
Natural Gas - Distribution – 0.5%
China Resources Gas Group Ltd.	69,000	$200,287
Natural Gas - Pipeline – 0.8%
ADNOC Gas PLC	341,228	$329,824
Oil Services – 1.1%
ADNOC Drilling Co. PJSC	195,266	$283,907
Samsung E&A Co. Ltd. (a)	9,396	156,418
		$440,325
Other Banks & Diversified Financials – 14.5%
Bangkok Bank Public Co. Ltd.	59,500	$320,116
Bank Negara Indonesia PT	1,172,600	307,302
China Construction Bank Corp.	729,670	719,116
China Merchants Bank Co. Ltd.	94,500	639,076
Credicorp Ltd.	980	281,260
Emirates NBD Bank PJSC	35,968	272,741
Grupo Financiero Banorte S.A. de C.V.	21,660	200,801
HDFC Bank Ltd.	89,350	985,362
Kasikornbank PLC	78,600	485,247
Kotak Mahindra Bank Ltd.	16,365	400,770
PT Bank Central Asia Tbk	800,200	387,503
Saudi Awwal Bank	32,057	276,743
Saudi National Bank	31,164	314,731
Saudi Tadawul Group Holding Co.	3,990	149,247
Sberbank of Russia PJSC (a)(u)	286,804	0
3

MFS Emerging Markets Equity Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
State Bank of India	10,019	$109,487
		$5,849,502
Pharmaceuticals – 0.6%
WuXi AppTec Co. Ltd., “A”	17,200	$222,178
Precious Metals & Minerals – 1.1%
Gold Fields Ltd., ADR	10,540	$460,176
Real Estate – 0.7%
Emaar Properties PJSC	50,657	$193,787
SM Investments Corp.	6,270	74,548
		$268,335
Specialty Stores – 5.6%
Alibaba Group Holding Ltd.	66,348	$1,214,261
Meituan, “B” (a)	48,600	641,310
PDD Holdings, Inc., ADR (a)	3,452	391,422
		$2,246,993
Telecom Services – 1.1%
Etihad Etisalat Co.	13,020	$229,103
Hellenic Telecommunications Organization S.A.	10,315	204,380
		$433,483
Tobacco – 1.1%
ITC Ltd.	100,719	$451,602
Utilities - Electric Power – 0.6%
NTPC Ltd.	70,412	$258,171
Total Common Stocks (Identified Cost, $26,098,127)		$39,607,186
Mutual Funds (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 3.82% (v) (Identified Cost, $419,852)	419,804	$419,889
Collateral for Securities Loaned – 0.6%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.72% (j) (Identified Cost, $244,475)	244,475	$244,475
Other Assets, Less Liabilities – (0.1)%		(45,803)
Net Assets – 100.0%		$40,225,747

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $419,889 and
$39,851,661, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(u)
The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

4

MFS Emerging Markets Equity Portfolio
Portfolio of Investments – continued

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See Notes to Financial Statements
5

MFS Emerging Markets Equity Portfolio
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 12/31/25 Assets
Investments in unaffiliated issuers, at value, including $219,583 of securities on loan (identified cost, $26,342,602)	$39,851,661
Investments in affiliated issuers, at value (identified cost, $419,852)	419,889
Cash	4,994
Foreign currency, at value (identified cost, $320)	320
Receivables for
Investments sold	363,818
Fund shares sold	9,909
Interest and dividends	113,719
Receivable from investment adviser	31,897
Other assets	372
Total assets	$40,796,579
Liabilities
Payables for
Investments purchased	$49,616
Fund shares reacquired	24,540
Collateral for securities loaned, at value	244,475
Payable to affiliates
Administrative services fee	94
Shareholder servicing costs	37
Distribution and/or service fees	297
Payable for independent Trustees' compensation	97
Deferred foreign capital gains tax expense payable	161,787
Accrued expenses and other liabilities	89,889
Total liabilities	$570,832
Net assets	$40,225,747
Net assets consist of
Paid-in capital	$22,784,032
Total distributable earnings (loss)	17,441,715
Net assets	$40,225,747
Shares of beneficial interest outstanding	2,302,448

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$18,596,193	1,053,411	$17.65
Service Class	21,629,554	1,249,037	17.32
See Notes to Financial Statements
6

MFS Emerging Markets Equity Portfolio
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 12/31/25
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$1,287,650
Dividends from affiliated issuers	22,414
Other	8,447
Income on securities loaned	653
Foreign taxes withheld	(134,174)
Total investment income	$1,184,990
Expenses
Management fee	$390,886
Distribution and/or service fees	50,639
Shareholder servicing costs	6,328
Administrative services fee	17,500
Independent Trustees' compensation	3,021
Custodian fee	122,174
Shareholder communications	8,489
Audit and tax fees	123,690
Legal fees	601
Miscellaneous	30,717
Total expenses	$754,045
Reduction of expenses by investment adviser	(245,020)
Net expenses	$509,025
Net investment income (loss)	$675,965
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $51,684 foreign capital gains tax)	$4,654,578
Affiliated issuers	6
Foreign currency	(18,542)
Net realized gain (loss)	$4,636,042
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $32,782 increase in deferred foreign capital gains tax)	$5,467,673
Affiliated issuers	18
Translation of assets and liabilities in foreign currencies	1,459
Net unrealized gain (loss)	$5,469,150
Net realized and unrealized gain (loss)	$10,105,192
Change in net assets from operations	$10,781,157
See Notes to Financial Statements
7

MFS Emerging Markets Equity Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	12/31/25	12/31/24
Change in net assets
From operations
Net investment income (loss)	$675,965	$684,045
Net realized gain (loss)	4,636,042	1,100,455
Net unrealized gain (loss)	5,469,150	2,170,052
Change in net assets from operations	$10,781,157	$3,954,552
Total distributions to shareholders	$(1,010,516)	$(823,247)
Change in net assets from fund share transactions	$(4,263,446)	$(3,906,732)
Total change in net assets	$5,507,195	$(775,427)
Net assets
At beginning of period	34,718,552	35,493,979
At end of period	$40,225,747	$34,718,552
See Notes to Financial Statements
8

MFS Emerging Markets Equity Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$13.58	$12.46	$11.39	$16.03	$17.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.27	$0.30	$0.23	$0.20
Net realized and unrealized gain (loss)	4.22	1.17	0.95	(3.36)	(1.36)
Total from investment operations	$4.52	$1.44	$1.25	$(3.13)	$(1.16)
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.32)	$(0.18)	$(0.57)	$(0.09)
From net realized gain	(0.11)	—	—	(0.94)	(0.00)(w)
Total distributions declared to shareholders	$(0.45)	$(0.32)	$(0.18)	$(1.51)	$(0.09)
Net asset value, end of period (x)	$17.65	$13.58	$12.46	$11.39	$16.03
Total return (%) (k)(r)(s)(x)	33.65	11.61	10.99	(19.79)	(6.75)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.89	1.84	1.50	1.82	1.62
Expenses after expense reductions	1.23	1.23	1.23	1.23	1.23
Net investment income (loss)	1.95	2.04	2.50	1.78	1.16
Portfolio turnover rate	40	35	29	37	41
Net assets at end of period (000 omitted)	$18,596	$15,512	$15,889	$15,452	$19,498

Service Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$13.33	$12.23	$11.19	$15.76	$16.99
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.23	$0.27	$0.19	$0.15
Net realized and unrealized gain (loss)	4.14	1.16	0.91	(3.30)	(1.33)
Total from investment operations	$4.40	$1.39	$1.18	$(3.11)	$(1.18)
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.29)	$(0.14)	$(0.52)	$(0.05)
From net realized gain	(0.11)	—	—	(0.94)	(0.00)(w)
Total distributions declared to shareholders	$(0.41)	$(0.29)	$(0.14)	$(1.46)	$(0.05)
Net asset value, end of period (x)	$17.32	$13.33	$12.23	$11.19	$15.76
Total return (%) (k)(r)(s)(x)	33.35	11.40	10.62	(19.94)	(6.97)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.14	2.09	1.75	2.07	1.87
Expenses after expense reductions	1.48	1.48	1.48	1.48	1.48
Net investment income (loss)	1.70	1.78	2.26	1.51	0.90
Portfolio turnover rate	40	35	29	37	41
Net assets at end of period (000 omitted)	$21,630	$19,206	$19,605	$19,230	$24,849

See Notes to Financial Statements
9

MFS Emerging Markets Equity Portfolio
Financial Highlights - continued
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
10

MFS Emerging Markets Equity Portfolio
Notes to Financial Statements
(1) Business and Organization
MFS Emerging Markets Equity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
11

MFS Emerging Markets Equity Portfolio
Notes to Financial Statements  - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$2,323,754	$8,837,777	$—	$11,161,531
Taiwan	238,220	6,721,729	—	6,959,949
India	6,464,370	4,230	—	6,468,600
South Korea	3,178,822	1,073,146	—	4,251,968
Brazil	1,228,225	1,010,864	—	2,239,089
Indonesia	1,191,506	—	—	1,191,506
United Arab Emirates	1,080,259	—	—	1,080,259
Hong Kong	771,290	281,475	—	1,052,765
Mexico	976,834	—	—	976,834
Other Countries	2,413,034	1,811,651	0	4,224,685
Investment Companies	664,364	—	—	664,364
Total	$20,530,678	$19,740,872	$0	$40,271,550
For further information regarding security characteristics, see the Portfolio of Investments. At December 31, 2025, the fund held one level 3 security valued at $0, which was also held and valued at $0 at December 31, 2024.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of
12

MFS Emerging Markets Equity Portfolio
Notes to Financial Statements  - continued
the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $219,583.  The fair value of the fund's investment securities on loan and a related liability of $244,475 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
13

MFS Emerging Markets Equity Portfolio
Notes to Financial Statements  - continued
	Year ended 12/31/25	Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$742,506	$823,247
Long-term capital gains	268,010	—
Total distributions	$1,010,516	$823,247
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 12/31/25
Cost of investments	$27,456,697
Gross appreciation	14,224,929
Gross depreciation	(1,410,076)
Net unrealized appreciation (depreciation)	$12,814,853
Undistributed ordinary income	1,327,869
Undistributed long-term capital gain	3,466,629
Other temporary differences	(167,636)
Total distributable earnings (loss)	$17,441,715
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 12/31/25	Year ended 12/31/24
Initial Class	$480,754	$375,178
Service Class	529,762	448,069
Total	$1,010,516	$823,247
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $500 million	1.05%
In excess of $500 million	1.00%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, this management fee reduction amounted to $5,155, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 1.04% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 1.23% of average daily net assets for the Initial Class shares and 1.48% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, this reduction amounted to $239,865, which is included in the reduction of total expenses in the Statement of Operations.
14

MFS Emerging Markets Equity Portfolio
Notes to Financial Statements  - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the year ended December 31, 2025, the fee was $5,842, which equated to 0.0157% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended December 31, 2025, these costs amounted to $486.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.0470% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended December 31, 2025, this reimbursement amounted to $8,434, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the year ended December 31, 2025, purchases and sales of investments, other than short-term obligations, aggregated $14,733,083 and $19,328,201, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 12/31/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	44,276	$710,154	89,564	$1,168,356
Service Class	96,158	1,501,667	123,720	1,585,736
	140,434	$2,211,821	213,284	$2,754,092
Shares issued to shareholders in reinvestment of distributions
Initial Class	30,066	$480,754	27,832	$375,178
Service Class	33,743	529,762	33,842	448,069
	63,809	$1,010,516	61,674	$823,247
15

MFS Emerging Markets Equity Portfolio
Notes to Financial Statements  - continued
	Year ended 12/31/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares reacquired
Initial Class	(163,477)	$(2,563,497)	(250,520)	$(3,324,116)
Service Class	(322,158)	(4,922,286)	(318,876)	(4,159,955)
	(485,635)	$(7,485,783)	(569,396)	$(7,484,071)
Net change
Initial Class	(89,135)	$(1,372,589)	(133,124)	$(1,780,582)
Service Class	(192,257)	(2,890,857)	(161,314)	(2,126,150)
	(281,392)	$(4,263,446)	(294,438)	$(3,906,732)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control.  At the end of the period, the MFS Growth Allocation Portfolio was the owner of record of approximately 9% of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended December 31, 2025, the fund’s commitment fee and interest expense were $173 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended December 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$695,803	$10,490,178	$10,766,116	$6	$18	$419,889

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$22,414	$—
(8) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.
16

MFS Emerging Markets Equity Portfolio
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Variable Insurance Trust II and the Shareholders of MFS Emerging Markets Equity Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Emerging Markets Equity Portfolio (the “Fund”), including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 12, 2026
We have served as the auditor of one or more of the MFS investment companies since 1924.
17

MFS Emerging Markets Equity Portfolio
Federal Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates $295,000 as capital gain dividends paid during the fiscal year.
Income derived from foreign sources was $1,287,649. The fund intends to pass through foreign tax credits of $186,547 for the fiscal year.
18

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Emerging Markets Equity Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Emerging Markets Equity Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Emerging Markets Equity Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
19

MFS Emerging Markets Equity Portfolio
Board Review of Investment Advisory Agreement
MFS Emerging Markets Equity Portfolio
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Initial Class shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Initial Class shares was in the 4th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Initial Class shares was in the 1st quintile for each of the one- and three-year periods ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. The Trustees noted that the total return performance (Class I shares) of the Fund’s retail counterpart, MFS Emerging Markets Equity Fund, which has substantially similar investment strategies, was in the 4th quintile relative to the other funds in its Broadridge performance universe for the five-year period ended December 31, 2024. The Trustees
20

MFS Emerging Markets Equity Portfolio
Board Review of Investment Advisory Agreement - continued
further noted MFS Emerging Markets Equity Fund’s recent improved relative performance for the one- and three-year periods ended February 28, 2025. Taking this information into account, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Initial Class shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $500 million. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
21

MFS Global Governments Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Global Governments Portfolio
Portfolio of Investments − 12/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer		Shares/Par	Value ($)
Bonds – 96.6%
Foreign Bonds – 53.8%
Albania – 0.3%
Republic of Albania, 4.75%, 2/14/2035	EUR	202,000	$240,135
Australia – 1.1%
Commonwealth of Australia, 3.5%, 12/21/2034	AUD	1,370,000	$835,140
Brazil – 0.4%
Federative Republic of Brazil, 10%, 1/01/2033	BRL	2,000,000	$308,145
Canada – 2.4%
Government of Canada, 1.5%, 12/01/2031	CAD	1,740,000	$1,158,246
Government of Canada, 2.75%, 12/01/2055		180,000	105,574
OMERS Finance Trust Anleihen, 5.5%, 11/15/2033 (n)		$250,000	267,973
Province of Alberta, 4.5%, 1/24/2034		250,000	252,690
Province of Alberta, 4.3%, 11/02/2035		157,000	154,746
			$1,939,229
Croatia – 0.6%
Republic of Croatia, 3.25%, 2/11/2037	EUR	442,000	$502,466
Czech Republic – 1.0%
Czech Republic, 2%, 10/13/2033	CZK	20,000,000	$817,712
Finland – 0.4%
Republic of Finland, 3.2%, 4/15/2045	EUR	279,000	$305,838
France – 6.7%
Republic of France, 2.75%, 2/25/2030 (n)	EUR	2,775,000	$3,269,780
Republic of France, 1.25%, 5/25/2034 (n)		1,450,000	1,443,308
Republic of France, 3%, 5/25/2054 (n)		700,000	633,550
			$5,346,638
Greece – 4.3%
Hellenic Republic (Republic of Greece), 1.5%, 6/18/2030 (n)	EUR	1,700,000	$1,904,508
Hellenic Republic (Republic of Greece), 3.625%, 6/15/2035 (n)		1,180,000	1,407,691
Hellenic Republic (Republic of Greece), 4.125%, 6/15/2054		125,000	143,345
			$3,455,544
Guatemala – 0.5%
Republic of Guatemala, 6.25%, 8/15/2036 (n)		$400,000	$418,000
Italy – 10.1%
Republic of Italy, 4.1%, 2/01/2029	EUR	2,230,000	$2,746,201
Republic of Italy, 2.7%, 10/01/2030 (n)		2,750,000	3,222,428
Republic of Italy, 4.1%, 4/30/2046 (n)		1,500,000	1,758,155
Republic of Italy, 4.3%, 10/01/2054 (n)		248,000	289,267
			$8,016,051
WGSFS-ANN
1

MFS Global Governments Portfolio
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Japan – 14.4%
Government of Japan, 0.1%, 3/20/2026	JPY	720,000,000	$4,591,103
Government of Japan, 2.3%, 5/20/2030		488,250,000	3,222,251
Government of Japan, 0.4%, 9/20/2040		540,550,000	2,536,002
Government of Japan, 0.6%, 9/20/2050		196,200,000	687,013
Government of Japan, 0.9%, 3/20/2057		121,800,000	416,191
			$11,452,560
Norway – 0.3%
Kingdom of Norway, 3.75%, 6/12/2035 (n)	NOK	2,500,000	$240,198
Peru – 0.7%
Republic of Peru, 6.85%, 8/12/2035	PEN	1,850,000	$592,013
Serbia – 0.3%
Republic of Serbia, 6%, 6/12/2034 (n)		$201,000	$207,801
South Africa – 0.6%
Republic of South Africa, 8.875%, 2/28/2035	ZAR	7,000,000	$439,810
Spain – 4.2%
Kingdom of Spain, 3.2%, 10/31/2035 (n)	EUR	1,500,000	$1,751,271
Kingdom of Spain, 4.7%, 7/30/2041		615,000	806,746
Kingdom of Spain, 4%, 10/31/2054		698,000	803,491
			$3,361,508
United Kingdom – 4.6%
United Kingdom Treasury, 4%, 10/22/2031	GBP	1,125,000	$1,509,553
United Kingdom Treasury, 4.5%, 3/07/2035		400,000	540,083
United Kingdom Treasury, 3.75%, 7/22/2052		1,067,000	1,141,026
United Kingdom Treasury, 4%, 1/22/2060		275,000	302,380
United Kingdom Treasury, 3.5%, 7/22/2068		165,000	160,978
			$3,654,020
Uruguay – 0.9%
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	18,000,000	$473,550
Oriental Republic of Uruguay, 8%, 10/29/2035		10,590,630	279,212
			$752,762
Total Foreign Bonds			$42,885,570
U.S. Bonds – 42.8%
Asset-Backed & Securitized – 0.2%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 0.993%, 11/15/2054 (i)		$1,007,560	$35,648
Arbor Multi-Family Mortgage Securities Trust, 2021-MF3, “XA”, 0.725%, 10/15/2054 (i)(n)		3,129,668	84,034
SBNA Auto Receivables Trust, 2025-SF1, “B”, 5.12%, 3/17/2031 (n)		11,610	11,617
			$131,299
Consumer Services – 0.2%
Conservation Fund, 3.474%, 12/15/2029		$158,000	$151,549
2

MFS Global Governments Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Mortgage-Backed – 0.4%
Freddie Mac, 0.413%, 5/25/2029 (i)	$1,058,163	$14,311
Freddie Mac, 1.37%, 6/25/2030 (i)	1,371,345	68,846
Freddie Mac, 1.168%, 9/25/2030 (i)	329,805	16,212
Freddie Mac, 0.536%, 9/25/2031 (i)	2,295,212	62,510
Freddie Mac, 0.855%, 9/25/2031 (i)	706,831	29,650
Freddie Mac, 0.349%, 11/25/2031 (i)	3,422,551	63,116
Freddie Mac, 0.496%, 12/25/2031 (i)	3,444,413	87,318
Freddie Mac, 0.567%, 12/25/2031 (i)	568,544	16,062
		$358,025
U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 5.21%, 1/01/2026	$1,596	$1,596
Small Business Administration, 2.22%, 3/01/2033	116,916	110,261
		$111,857
U.S. Treasury Obligations – 41.9%
U.S. Treasury Bonds, 3.5%, 2/15/2033	$1,954,000	$1,898,967
U.S. Treasury Bonds, 4.5%, 8/15/2039 (f)	3,686,400	3,692,736
U.S. Treasury Bonds, 2.75%, 11/15/2042	2,646,000	2,033,286
U.S. Treasury Bonds, 2.5%, 2/15/2045	755,000	534,693
U.S. Treasury Bonds, 3%, 2/15/2049	2,570,000	1,893,166
U.S. Treasury Bonds, 4.125%, 8/15/2053	2,332,000	2,064,367
U.S. Treasury Notes, 0.75%, 3/31/2026	698,000	693,405
U.S. Treasury Notes, 2.375%, 5/15/2027	6,410,000	6,313,349
U.S. Treasury Notes, 2.875%, 8/15/2028 (f)	6,310,000	6,208,695
U.S. Treasury Notes, 0.625%, 8/15/2030	9,236,000	8,036,763
		$33,369,427
Total U.S. Bonds		$34,122,157
Total Bonds (Identified Cost, $79,083,818)		$77,007,727
Mutual Funds (h) – 2.6%
Money Market Funds – 2.6%
MFS Institutional Money Market Portfolio, 3.82% (v) (Identified Cost, $2,085,153)	2,084,830	$2,085,247
Other Assets, Less Liabilities – 0.8%		638,982
Net Assets – 100.0%		$79,731,956

(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,085,247 and
$77,007,727, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $16,909,581, representing 21.2% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
CPI-U	Consumer Price Index - Urban Consumers
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
3

MFS Global Governments Portfolio
Portfolio of Investments – continued
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
INR	Indian Rupee
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
SEK	Swedish Krona
SGD	Singapore Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Derivative Contracts at 12/31/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	751,738	USD	485,849	Barclays Bank PLC	1/16/2026	$15,863
AUD	302,247	USD	197,999	Deutsche Bank AG	1/16/2026	3,721
AUD	389,432	USD	259,433	Goldman Sachs International	1/16/2026	475
AUD	46,419	USD	30,735	HSBC Bank	1/16/2026	245
AUD	328,947	USD	213,293	UBS AG	1/16/2026	6,247
CAD	309,995	USD	223,580	Citibank N.A.	1/16/2026	2,418
CAD	387,756	USD	280,969	HSBC Bank	1/16/2026	1,720
CAD	112,716	USD	81,497	JPMorgan Chase Bank N.A.	1/16/2026	677
CAD	289,754	USD	208,666	Morgan Stanley Capital Services LLC	1/16/2026	2,576
CAD	544,655	USD	389,166	State Street Corp.	1/16/2026	7,909
CAD	790,349	USD	564,985	UBS AG	1/16/2026	11,210
CZK	5,141,380	USD	244,394	State Street Corp.	1/16/2026	5,748
DKK	1,042,502	USD	162,622	State Street Corp.	1/16/2026	1,512
EUR	264,283	USD	310,038	Barclays Bank PLC	1/16/2026	709
EUR	59,458	USD	69,786	HSBC Bank	1/16/2026	126
EUR	141,761	USD	166,648	Merrill Lynch International	1/16/2026	36
EUR	397,136	USD	462,402	Morgan Stanley Capital Services LLC	1/16/2026	4,555
GBP	1,072,682	USD	1,425,027	Citibank N.A.	1/16/2026	20,879
GBP	487,877	USD	653,293	HSBC Bank	1/16/2026	4,333
GBP	259,505	USD	346,448	JPMorgan Chase Bank N.A.	1/16/2026	3,348
GBP	34,619	USD	46,198	Morgan Stanley Capital Services LLC	1/16/2026	466
GBP	310,547	USD	410,827	State Street Corp.	1/16/2026	7,771
HUF	55,195,626	USD	162,990	Merrill Lynch International	1/16/2026	5,667
INR	9,919,616	USD	109,864	Barclays Bank PLC	1/30/2026	279
INR	9,919,616	USD	109,931	Citibank N.A.	1/30/2026	212
NZD	797,103	USD	456,133	Goldman Sachs International	1/16/2026	2,983
SEK	5,749,875	USD	611,876	Goldman Sachs International	1/16/2026	13,030
SEK	7,666,620	USD	810,557	State Street Corp.	1/16/2026	22,664
SGD	104,901	USD	81,214	Barclays Bank PLC	1/16/2026	457
ZAR	1,240,677	USD	72,295	Deutsche Bank AG	1/16/2026	2,572
USD	244,900	BRL	1,343,993	Barclays Bank PLC	2/03/2026	1,484
USD	291,957	EUR	248,034	Deutsche Bank AG	1/16/2026	315
USD	353,844	INR	31,394,000	Barclays Bank PLC	1/30/2026	5,259
USD	717,689	JPY	108,081,560	HSBC Bank	1/16/2026	27,059
4

MFS Global Governments Portfolio
Portfolio of Investments – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
USD	539,065	JPY	81,295,244	Morgan Stanley Capital Services LLC	1/16/2026	$19,595
USD	1,228,472	JPY	183,183,557	State Street Corp.	1/16/2026	57,948
USD	606,252	NZD	1,041,548	Deutsche Bank AG	1/16/2026	6,340
						$268,408
Liability Derivatives
INR	11,554,768	USD	129,838	Morgan Stanley Capital Services LLC	1/30/2026	$(1,538)
JPY	29,906,630	USD	193,561	Citibank N.A.	1/16/2026	(2,461)
JPY	8,179,538	USD	53,685	HSBC Bank	1/16/2026	(1,419)
JPY	345,187,405	USD	2,294,097	JPMorgan Chase Bank N.A.	1/16/2026	(88,384)
NZD	238,568	USD	137,640	Citibank N.A.	1/16/2026	(230)
NZD	347,955	USD	202,656	State Street Corp.	1/16/2026	(2,240)
USD	204,605	AUD	315,122	Barclays Bank PLC	1/16/2026	(5,708)
USD	84,465	AUD	129,028	Deutsche Bank AG	1/16/2026	(1,648)
USD	1,378,703	CAD	1,926,230	State Street Corp.	1/16/2026	(25,592)
USD	385,629	CZK	8,000,000	Morgan Stanley Capital Services LLC	1/16/2026	(3,594)
USD	1,622,675	EUR	1,390,664	Deutsche Bank AG	1/16/2026	(12,485)
USD	592,278	EUR	508,126	HSBC Bank	1/16/2026	(5,183)
USD	398,810	EUR	343,369	JPMorgan Chase Bank N.A.	1/16/2026	(4,928)
USD	223,582	EUR	190,235	NatWest Markets PLC	1/16/2026	(99)
USD	184,471	EUR	158,021	UBS AG	1/16/2026	(1,331)
USD	238,359	GBP	182,537	Citibank N.A.	1/16/2026	(7,690)
USD	212,522	GBP	160,879	HSBC Bank	1/16/2026	(4,332)
USD	197,465	GBP	150,542	Merrill Lynch International	1/16/2026	(5,456)
USD	1,115,848	GBP	845,874	Morgan Stanley Capital Services LLC	1/16/2026	(24,335)
USD	264,711	GBP	201,465	State Street Corp.	1/16/2026	(6,852)
USD	39,408	NOK	398,252	HSBC Bank	1/16/2026	(105)
USD	1,477,436	SEK	14,028,050	State Street Corp.	1/16/2026	(47,156)
USD	81,004	SGD	104,901	State Street Corp.	1/16/2026	(668)
USD	202,248	ZAR	3,543,508	HSBC Bank	1/16/2026	(11,580)
USD	96,946	ZAR	1,705,260	Merrill Lynch International	1/16/2026	(5,955)
USD	100,330	ZAR	1,764,240	State Street Corp.	1/16/2026	(6,130)
						$(277,099)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Australian Bond 3 yr	Short	AUD	54	$3,783,715	March - 2026	$5,663
Canadian Treasury Bond 10 yr	Short	CAD	3	264,274	March - 2026	4,013
Euro-Bobl 5 yr	Short	EUR	11	1,501,624	March - 2026	5,532
Euro-BTP 10 yr	Short	EUR	1	141,236	March - 2026	221
Euro-Buxl 30 yr	Short	EUR	11	1,423,543	March - 2026	9,093
Euro-Schatz 2 yr	Short	EUR	30	3,764,988	March - 2026	4,510
Long Gilt 10 yr	Long	GBP	8	985,298	March - 2026	6,226
						$35,258
Liability Derivatives
Interest Rate Futures
Euro-BTP Short-Term	Long	EUR	65	$8,198,724	March - 2026	$(13,142)
5

MFS Global Governments Portfolio
Portfolio of Investments – continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
Interest Rate Futures - continued
Euro-Bund 10 yr	Long	EUR	6	$899,521	March - 2026	$(1,518)
Japan Government Bond 10 yr	Long	JPY	1	845,314	March - 2026	(7,159)
U.S. Treasury Note 10 yr	Long	USD	32	3,598,000	March - 2026	(28,104)
U.S. Treasury Note 2 yr	Long	USD	27	5,637,305	March - 2026	(854)
U.S. Treasury Ultra Bond 30 yr	Short	USD	2	236,000	March - 2026	(1,195)
						$(51,972)

Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Inflation Swaps
2/05/27	USD	4,400,000	centrally cleared	CPI-U / At Maturity	2.7550% / At Maturity	$(8,044)	$—	$(8,044)
At December 31, 2025, the fund had liquid securities collateral with an aggregate value of $332,313 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
6

MFS Global Governments Portfolio
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 12/31/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $79,083,818)	$77,007,727
Investments in affiliated issuers, at value (identified cost, $2,085,153)	2,085,247
Cash	6,498
Foreign currency, at value (identified cost, $5)	6
Receivables for
Forward foreign currency exchange contracts	268,408
Fund shares sold	2,487
Interest	750,737
Receivable from investment adviser	15,025
Other assets	661
Total assets	$80,136,796
Liabilities
Payables for
Net daily variation margin on open cleared swap agreements	$410
Forward foreign currency exchange contracts	277,099
Net daily variation margin on open futures contracts	4,767
Fund shares reacquired	60,627
Payable to affiliates
Administrative services fee	115
Shareholder servicing costs	9
Distribution and/or service fees	7
Payable for independent Trustees' compensation	2
Payable for audit and tax fees	44,239
Accrued expenses and other liabilities	17,565
Total liabilities	$404,840
Net assets	$79,731,956
Net assets consist of
Paid-in capital	$96,393,022
Total distributable earnings (loss)	(16,661,066)
Net assets	$79,731,956
Shares of beneficial interest outstanding	9,060,449

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$79,209,756	8,999,587	$8.80
Service Class	522,200	60,862	8.58
See Notes to Financial Statements
7

MFS Global Governments Portfolio
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 12/31/25
Net investment income (loss)
Income
Interest	$2,703,234
Dividends from affiliated issuers	85,104
Other	23
Foreign taxes withheld	(2,493)
Total investment income	$2,785,868
Expenses
Management fee	$605,141
Distribution and/or service fees	1,325
Shareholder servicing costs	1,766
Administrative services fee	21,445
Independent Trustees' compensation	3,658
Custodian fee	24,568
Shareholder communications	6,863
Audit and tax fees	85,727
Legal fees	1,133
Miscellaneous	33,083
Total expenses	$784,709
Reduction of expenses by investment adviser	(222,060)
Net expenses	$562,649
Net investment income (loss)	$2,223,219
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $21 foreign capital gains tax)	$(912,251)
Affiliated issuers	(908)
Futures contracts	138,790
Swap agreements	8,928
Forward foreign currency exchange contracts	(263,953)
Foreign currency	(18,941)
Net realized gain (loss)	$(1,048,335)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$4,164,499
Affiliated issuers	(269)
Futures contracts	(67,650)
Swap agreements	622
Forward foreign currency exchange contracts	(134,693)
Translation of assets and liabilities in foreign currencies	17,455
Net unrealized gain (loss)	$3,979,964
Net realized and unrealized gain (loss)	$2,931,629
Change in net assets from operations	$5,154,848
See Notes to Financial Statements
8

MFS Global Governments Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	12/31/25	12/31/24
Change in net assets
From operations
Net investment income (loss)	$2,223,219	$2,470,339
Net realized gain (loss)	(1,048,335)	(2,166,203)
Net unrealized gain (loss)	3,979,964	(4,251,274)
Change in net assets from operations	$5,154,848	$(3,947,138)
Total distributions to shareholders	$(1,451,015)	$—
Change in net assets from fund share transactions	$(7,361,817)	$(3,189,783)
Total change in net assets	$(3,657,984)	$(7,136,921)
Net assets
At beginning of period	83,389,940	90,526,861
At end of period	$79,731,956	$83,389,940
See Notes to Financial Statements
9

MFS Global Governments Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$8.41	$8.81	$8.61	$10.57	$11.69
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.24	$0.19	$0.05	$0.03
Net realized and unrealized gain (loss)	0.31	(0.64)	0.01	(1.87)	(0.89)
Total from investment operations	$0.55	$(0.40)	$0.20	$(1.82)	$(0.86)
Less distributions declared to shareholders
From net investment income	$(0.16)	$—	$—	$(0.14)	$(0.26)
Net asset value, end of period (x)	$8.80	$8.41	$8.81	$8.61	$10.57
Total return (%) (k)(r)(s)(x)	6.54	(4.54)	2.32	(17.23)	(7.43)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.97	0.95	0.93	0.93	0.89
Expenses after expense reductions	0.70	0.70	0.74	0.76	0.76
Net investment income (loss)	2.76	2.82	2.25	0.53	0.31
Portfolio turnover rate	83	93	155	116	132
Net assets at end of period (000 omitted)	$79,210	$82,853	$90,034	$92,464	$122,646

Service Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$8.20	$8.61	$8.44	$10.35	$11.46
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.21	$0.17	$0.02	$0.01
Net realized and unrealized gain (loss)	0.31	(0.62)	(0.00)(w)	(1.82)	(0.89)
Total from investment operations	$0.52	$(0.41)	$0.17	$(1.80)	$(0.88)
Less distributions declared to shareholders
From net investment income	$(0.14)	$—	$—	$(0.11)	$(0.23)
Net asset value, end of period (x)	$8.58	$8.20	$8.61	$8.44	$10.35
Total return (%) (k)(r)(s)(x)	6.32	(4.76)	2.01	(17.38)	(7.72)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.22	1.20	1.18	1.18	1.14
Expenses after expense reductions	0.95	0.95	0.99	1.01	1.01
Net investment income (loss)	2.51	2.56	1.99	0.28	0.06
Portfolio turnover rate	83	93	155	116	132
Net assets at end of period (000 omitted)	$522	$537	$493	$532	$777

(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
10

MFS Global Governments Portfolio
Notes to Financial Statements
(1) Business and Organization
MFS Global Governments Portfolio (the fund) is a non-diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
11

MFS Global Governments Portfolio
Notes to Financial Statements  - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and  swap agreements. The following is a summary of the levels used as of December 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$33,481,284	$—	$33,481,284
Non - U.S. Sovereign Debt	—	42,210,161	—	42,210,161
U.S. Corporate Bonds	—	151,549	—	151,549
Residential Mortgage-Backed Securities	—	358,025	—	358,025
Commercial Mortgage-Backed Securities	—	119,682	—	119,682
Asset-Backed Securities (including CDOs)	—	11,617	—	11,617
Foreign Bonds	—	675,409	—	675,409
Investment Companies	2,085,247	—	—	2,085,247
Total	$2,085,247	$77,007,727	$—	$79,092,974

Other Financial Instruments
Futures Contracts – Assets	$35,258	$—	$—	$35,258
Futures Contracts – Liabilities	(51,972)	—	—	(51,972)
Forward Foreign Currency Exchange Contracts – Assets	—	268,408	—	268,408
Forward Foreign Currency Exchange Contracts – Liabilities	—	(277,099)	—	(277,099)
Swap Agreements – Liabilities	—	(8,044)	—	(8,044)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign
12

MFS Global Governments Portfolio
Notes to Financial Statements  - continued
exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were  futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at December 31, 2025 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$35,258	$(51,972)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	268,408	(277,099)
Interest Rate	Cleared Swap Agreements	—	(8,044)
Total		$303,666	$(337,115)
(a) Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended December 31, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts
Interest Rate	$138,790	$8,928	$—
Foreign Exchange	—	—	(263,953)
Total	$138,790	$8,928	$(263,953)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended December 31, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts
Interest Rate	$(67,650)	$622	$—
Foreign Exchange	—	—	(134,693)
Total	$(67,650)	$622	$(134,693)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
13

MFS Global Governments Portfolio
Notes to Financial Statements  - continued
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
14

MFS Global Governments Portfolio
Notes to Financial Statements  - continued
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into inflation swap agreements in order to manage its exposure to inflation risk.  Inflation swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two rates applied to a notional principal amount. The two rates exchanged are generally a fixed rate and a floating rate based on an inflation index.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
15

MFS Global Governments Portfolio
Notes to Financial Statements  - continued
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities, wash sale loss deferrals, and straddle loss deferrals.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 12/31/25	Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$1,451,015	$—
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 12/31/25
Cost of investments	$82,585,621
Gross appreciation	1,989,801
Gross depreciation	(5,515,897)
Net unrealized appreciation (depreciation)	$(3,526,096)
Undistributed ordinary income	1,950,514
Capital loss carryforwards	(15,090,925)
Other temporary differences	5,441
Total distributable earnings (loss)	$(16,661,066)
As of December 31, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(6,572,896)
Long-Term	(8,518,029)
Total	$(15,090,925)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 12/31/25	Year ended 12/31/24
Initial Class	$1,442,913	$—
Service Class	8,102	—
Total	$1,451,015	$—
16

MFS Global Governments Portfolio
Notes to Financial Statements  - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $300 million	0.75%
In excess of $300 million and up to $1 billion	0.675%
In excess of $1 billion	0.625%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, this management fee reduction amounted to $11,177, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.69% of average daily net assets for the Initial Class shares and 0.94% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, this reduction amounted to $210,883, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the year ended December 31, 2025, the fee was $1,586, which equated to 0.0020% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended December 31, 2025, these costs amounted to $180.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.0266% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
17

MFS Global Governments Portfolio
Notes to Financial Statements  - continued
(4) Portfolio Securities
For the year ended December 31, 2025, purchases and sales of investments, other than short-term obligations,were as follows:
	Purchases	Sales
U.S. Government securities	$10,009,885	$13,546,246
Non-U.S. Government securities	55,022,872	57,773,177
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 12/31/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	707,707	$6,277,483	670,975	$5,743,109
Service Class	4,573	39,388	14,295	117,641
	712,280	$6,316,871	685,270	$5,860,750
Shares issued to shareholders in reinvestment of distributions
Initial Class	165,473	$1,442,913	—	$—
Service Class	952	8,102	—	—
	166,425	$1,451,015	—	$—
Shares reacquired
Initial Class	(1,724,641)	$(15,042,387)	(1,039,877)	$(8,998,728)
Service Class	(10,133)	(87,316)	(6,101)	(51,805)
	(1,734,774)	$(15,129,703)	(1,045,978)	$(9,050,533)
Net change
Initial Class	(851,461)	$(7,321,991)	(368,902)	$(3,255,619)
Service Class	(4,608)	(39,826)	8,194	65,836
	(856,069)	$(7,361,817)	(360,708)	$(3,189,783)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 53%, 23%, and 17%, respectively, of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended December 31, 2025, the fund’s commitment fee and interest expense were $382 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended December 31, 2025:
18

MFS Global Governments Portfolio
Notes to Financial Statements  - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,773,068	$40,955,002	$42,641,646	$(908)	$(269)	$2,085,247

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$85,104	$—
19

MFS Global Governments Portfolio
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Variable Insurance Trust II and the Shareholders of MFS Global Governments Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Global Governments Portfolio (the “Fund”), including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 12, 2026
We have served as the auditor of one or more of the MFS investment companies since 1924.
20

MFS Global Governments Portfolio
Federal Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
21

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Governments Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Governments Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global Governments Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
22

MFS Global Governments Portfolio
Board Review of Investment Advisory Agreement
MFS Global Governments Portfolio
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Initial Class shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Initial Class shares was in the 4th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Initial Class shares was in the 4th quintile for the one-year period and the 5th quintile for the three-year period ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
The Trustees expressed continued concern to MFS about the substandard investment performance of the Fund.  In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance.  In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings.  After reviewing these and related factors, the Trustees concluded, within the context
23

MFS Global Governments Portfolio
Board Review of Investment Advisory Agreement - continued
of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Initial Class shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $300 million and $1 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
24

MFS Global Growth Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Global Growth Portfolio
Portfolio of Investments − 12/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.7%
Alcoholic Beverages – 2.0%
Kweichow Moutai Co. Ltd., “A”	5,000	$984,677
Apparel Manufacturers – 1.8%
LVMH Moet Hennessy Louis Vuitton SE	1,195	$900,911
Broadcasting – 0.1%
Walt Disney Co.	345	$39,251
Brokerage & Asset Managers – 3.5%
Brookfield Asset Management Ltd.	8,257	$432,537
Charles Schwab Corp.	4,506	450,194
CME Group, Inc.	1,385	378,216
London Stock Exchange Group PLC	4,211	507,066
		$1,768,013
Business Services – 10.2%
Accenture PLC, “A”	6,228	$1,670,973
CGI, Inc.	6,270	579,149
Experian PLC	12,557	567,909
OBIC Co. Ltd.	20,400	641,016
Thompson Reuters Corp.	465	61,364
TransUnion	14,251	1,222,023
Verisk Analytics, Inc., “A”	1,614	361,036
		$5,103,470
Computer Software – 10.1%
Intuit, Inc.	1,062	$703,490
Microsoft Corp.	7,124	3,445,309
Salesforce, Inc.	3,330	882,150
		$5,030,949
Computer Software - Systems – 4.0%
Apple, Inc.	5,453	$1,482,452
Cap Gemini S.A.	2,944	487,564
		$1,970,016
Construction – 3.2%
Otis Worldwide Corp.	5,015	$438,060
Pool Corp.	1,416	323,910
Sherwin-Williams Co.	1,342	434,848
Sika AG	1,877	384,702
		$1,581,520
Consumer Products – 3.4%
Church & Dwight Co., Inc.	9,142	$766,557
L’Oréal S.A.	2,156	926,073
		$1,692,630
WGOFS-ANN
1

MFS Global Growth Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 8.7%
Amphenol Corp., “A”	8,413	$1,136,933
Eaton Corp. PLC	2,538	808,378
Hubbell, Inc.	2,168	962,831
Schneider Electric SE	3,414	935,782
TE Connectivity PLC	2,163	492,104
		$4,336,028
Electronics – 9.4%
Analog Devices, Inc.	1,063	$288,285
NVIDIA Corp.	8,638	1,610,987
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8,739	2,655,695
Texas Instruments, Inc.	710	123,178
		$4,678,145
Food & Beverages – 1.0%
McCormick & Co., Inc.	2,415	$164,486
Nestle S.A.	1,715	170,482
PepsiCo, Inc.	1,075	154,284
		$489,252
Gaming & Lodging – 2.2%
Hilton Worldwide Holdings, Inc.	3,775	$1,084,369
General Merchandise – 0.4%
B&M European Value Retail S.A.	21,006	$47,796
Dollarama, Inc.	1,089	162,761
		$210,557
Insurance – 2.7%
Aon PLC	3,333	$1,176,149
Marsh & McLennan Cos., Inc.	798	148,045
		$1,324,194
Interactive Media Services – 2.4%
Alphabet, Inc., “A”	3,375	$1,056,375
NAVER Corp.	754	126,344
		$1,182,719
Leisure & Toys – 3.0%
Tencent Holdings Ltd.	19,800	$1,517,219
Machinery & Tools – 3.5%
Atlas Copco AB, “A”	20,534	$367,882
Daikin Industries Ltd.	5,500	705,056
Graco, Inc.	3,740	306,568
Keyence Corp.	1,000	361,849
		$1,741,355
Medical & Health Technology & Services – 0.2%
ICON PLC (a)	232	$42,275
Veeva Systems, Inc. (a)	275	61,388
		$103,663
2

MFS Global Growth Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 10.8%
Agilent Technologies, Inc.	7,266	$988,684
Becton, Dickinson and Co.	3,811	739,601
Boston Scientific Corp. (a)	4,185	399,040
Danaher Corp.	3,709	849,064
Mettler-Toledo International, Inc. (a)	464	646,904
STERIS PLC	3,596	911,658
Stryker Corp.	861	302,616
Thermo Fisher Scientific, Inc.	944	547,001
		$5,384,568
Other Banks & Diversified Financials – 9.2%
Credicorp Ltd.	1,165	$334,355
HDFC Bank Ltd.	100,885	1,112,571
Mastercard, Inc., “A”	1,455	830,631
Moody's Corp.	1,238	632,432
Visa, Inc., “A”	4,713	1,652,896
		$4,562,885
Printing & Publishing – 0.3%
Wolters Kluwer N.V.	1,340	$139,115
Railroad & Shipping – 0.4%
Canadian Pacific Kansas City Ltd.	2,769	$203,882
Restaurants – 0.3%
Starbucks Corp.	1,820	$153,262
Specialty Stores – 4.2%
Amazon.com, Inc. (a)	4,022	$928,358
Ross Stores, Inc.	3,433	618,421
TJX Cos., Inc.	3,495	536,867
		$2,083,646
Telecom - Infrastructure – 0.9%
American Tower Corp., REIT	637	$111,838
Cellnex Telecom S.A.	10,977	353,092
		$464,930
Utilities - Electric Power – 1.8%
CMS Energy Corp.	12,522	$875,663
Total Common Stocks (Identified Cost, $28,264,190)		$49,606,889
Mutual Funds (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 3.82% (v) (Identified Cost, $253,705)	253,694	$253,745
Other Assets, Less Liabilities – (0.2)%		(104,622)
Net Assets – 100.0%		$49,756,012

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $253,745 and
$49,606,889, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

3

MFS Global Growth Portfolio
Portfolio of Investments – continued

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
4

MFS Global Growth Portfolio
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 12/31/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $28,264,190)	$49,606,889
Investments in affiliated issuers, at value (identified cost, $253,705)	253,745
Cash	3,096
Foreign currency, at value (identified cost, $7)	7
Receivables for
Dividends	60,966
Receivable from investment adviser	16,716
Other assets	427
Total assets	$49,941,846
Liabilities
Payables for
Fund shares reacquired	$5,906
Payable to affiliates
Administrative services fee	96
Shareholder servicing costs	17
Distribution and/or service fees	145
Payable for independent Trustees' compensation	99
Deferred foreign capital gains tax expense payable	118,610
Payable for audit and tax fees	46,963
Accrued expenses and other liabilities	13,998
Total liabilities	$185,834
Net assets	$49,756,012
Net assets consist of
Paid-in capital	$25,432,139
Total distributable earnings (loss)	24,323,873
Net assets	$49,756,012
Shares of beneficial interest outstanding	1,906,159

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$39,252,449	1,500,332	$26.16
Service Class	10,503,563	405,827	25.88
See Notes to Financial Statements
5

MFS Global Growth Portfolio
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 12/31/25
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$655,628
Dividends from affiliated issuers	20,973
Income on securities loaned	49
Other	16
Foreign taxes withheld	(35,239)
Total investment income	$641,427
Expenses
Management fee	$450,723
Distribution and/or service fees	24,726
Shareholder servicing costs	3,027
Administrative services fee	17,578
Independent Trustees' compensation	3,142
Custodian fee	12,851
Shareholder communications	7,802
Audit and tax fees	91,428
Legal fees	674
Miscellaneous	30,939
Total expenses	$642,890
Reduction of expenses by investment adviser	(177,286)
Net expenses	$465,604
Net investment income (loss)	$175,823
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $4,854 foreign capital gains tax)	$3,089,519
Affiliated issuers	(19)
Foreign currency	(2,373)
Net realized gain (loss)	$3,087,127
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $65,925 increase in deferred foreign capital gains tax)	$443,126
Affiliated issuers	(44)
Translation of assets and liabilities in foreign currencies	5,031
Net unrealized gain (loss)	$448,113
Net realized and unrealized gain (loss)	$3,535,240
Change in net assets from operations	$3,711,063
See Notes to Financial Statements
6

MFS Global Growth Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	12/31/25	12/31/24
Change in net assets
From operations
Net investment income (loss)	$175,823	$153,480
Net realized gain (loss)	3,087,127	6,053,320
Net unrealized gain (loss)	448,113	(776,032)
Change in net assets from operations	$3,711,063	$5,430,768
Total distributions to shareholders	$(6,201,007)	$(3,975,997)
Change in net assets from fund share transactions	$1,087,775	$(1,465,823)
Total change in net assets	$(1,402,169)	$(11,052)
Net assets
At beginning of period	51,158,181	51,169,233
At end of period	$49,756,012	$51,158,181
See Notes to Financial Statements
7

MFS Global Growth Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$27.74	$27.04	$23.52	$32.85	$31.23
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.10	$0.10	$0.04	$0.06
Net realized and unrealized gain (loss)	1.92	2.87	4.74	(6.13)	5.57
Total from investment operations	$2.03	$2.97	$4.84	$(6.09)	$5.63
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.10)	$(0.04)	$(0.05)	$(0.03)
From net realized gain	(3.51)	(2.17)	(1.28)	(3.19)	(3.98)
Total distributions declared to shareholders	$(3.61)	$(2.27)	$(1.32)	$(3.24)	$(4.01)
Net asset value, end of period (x)	$26.16	$27.74	$27.04	$23.52	$32.85
Total return (%) (k)(r)(s)(x)	7.68	11.07	20.99	(19.11)	18.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.23	1.21	1.18	1.18	1.15
Expenses after expense reductions	0.88	0.88	0.95	1.00	1.00
Net investment income (loss)	0.40	0.34	0.37	0.16	0.17
Portfolio turnover rate	25	21	24	18	19
Net assets at end of period (000 omitted)	$39,252	$41,768	$42,714	$40,380	$55,501

Service Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$27.48	$26.82	$23.36	$32.67	$31.13
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.02	$0.03	$(0.02)	$(0.03)
Net realized and unrealized gain (loss)	1.90	2.85	4.71	(6.10)	5.55
Total from investment operations	$1.94	$2.87	$4.74	$(6.12)	$5.52
Less distributions declared to shareholders
From net investment income	$(0.03)	$(0.04)	$—	$—	$—
From net realized gain	(3.51)	(2.17)	(1.28)	(3.19)	(3.98)
Total distributions declared to shareholders	$(3.54)	$(2.21)	$(1.28)	$(3.19)	$(3.98)
Net asset value, end of period (x)	$25.88	$27.48	$26.82	$23.36	$32.67
Total return (%) (k)(r)(s)(x)	7.43	10.78	20.69	(19.32)	18.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.49	1.46	1.43	1.43	1.39
Expenses after expense reductions	1.13	1.13	1.20	1.25	1.25
Net investment income (loss)	0.14	0.09	0.11	(0.09)	(0.10)
Portfolio turnover rate	25	21	24	18	19
Net assets at end of period (000 omitted)	$10,504	$9,390	$8,455	$6,464	$7,110

See Notes to Financial Statements
8

MFS Global Growth Portfolio
Financial Highlights - continued
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
9

MFS Global Growth Portfolio
Notes to Financial Statements
(1) Business and Organization
MFS Global Growth Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
10

MFS Global Growth Portfolio
Notes to Financial Statements  - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$33,940,040	$—	$—	$33,940,040
France	—	3,250,330	—	3,250,330
Taiwan	2,655,695	—	—	2,655,695
China	—	2,501,896	—	2,501,896
Japan	1,707,921	—	—	1,707,921
Canada	1,439,693	—	—	1,439,693
United Kingdom	47,796	1,074,975	—	1,122,771
India	1,112,571	—	—	1,112,571
Switzerland	170,482	384,702	—	555,184
Other Countries	473,470	847,318	—	1,320,788
Investment Companies	253,745	—	—	253,745
Total	$41,801,413	$8,059,221	$—	$49,860,634
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S.
11

MFS Global Growth Portfolio
Notes to Financial Statements  - continued
government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At December 31, 2025, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 12/31/25	Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$606,013	$388,491
Long-term capital gains	5,594,994	3,587,506
Total distributions	$6,201,007	$3,975,997
The federal tax cost and the tax basis components of distributable earnings were as follows:
12

MFS Global Growth Portfolio
Notes to Financial Statements  - continued
As of 12/31/25
Cost of investments	$28,697,976
Gross appreciation	21,997,313
Gross depreciation	(834,655)
Net unrealized appreciation (depreciation)	$21,162,658
Undistributed ordinary income	287,786
Undistributed long-term capital gain	2,988,548
Other temporary differences	(115,119)
Total distributable earnings (loss)	$24,323,873
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 12/31/25	Year ended 12/31/24
Initial Class	$4,950,337	$3,289,984
Service Class	1,250,670	686,013
Total	$6,201,007	$3,975,997
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.75%
In excess of $2 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, this management fee reduction amounted to $6,938, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.88% of average daily net assets for the Initial Class shares and 1.13% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, this reduction amounted to $170,348, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these
13

MFS Global Growth Portfolio
Notes to Financial Statements  - continued
participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the year ended December 31, 2025, the fee was $2,824, which equated to 0.0056% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended December 31, 2025, these costs amounted to $203.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.0351% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the year ended December 31, 2025, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $32,056.
(4) Portfolio Securities
For the year ended December 31, 2025, purchases and sales of investments, other than short-term obligations, aggregated $12,403,389 and $16,974,712, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 12/31/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	58,975	$1,583,123	32,062	$919,568
Service Class	48,270	1,311,396	22,697	637,371
	107,245	$2,894,519	54,759	$1,556,939
Shares issued to shareholders in reinvestment of distributions
Initial Class	194,360	$4,950,337	119,636	$3,289,984
Service Class	49,590	1,250,670	25,156	686,013
	243,950	$6,201,007	144,792	$3,975,997
Shares reacquired
Initial Class	(258,933)	$(7,098,626)	(225,664)	$(6,396,950)
Service Class	(33,757)	(909,125)	(21,402)	(601,809)
	(292,690)	$(8,007,751)	(247,066)	$(6,998,759)
14

MFS Global Growth Portfolio
Notes to Financial Statements  - continued
	Year ended 12/31/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Net change
Initial Class	(5,598)	$(565,166)	(73,966)	$(2,187,398)
Service Class	64,103	1,652,941	26,451	721,575
	58,505	$1,087,775	(47,515)	$(1,465,823)
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended December 31, 2025, the fund’s commitment fee and interest expense were $237 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended December 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$571,042	$8,628,702	$8,945,936	$(19)	$(44)	$253,745

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$20,973	$—
15

MFS Global Growth Portfolio
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Variable Insurance Trust II and the Shareholders of MFS Global Growth Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Global Growth Portfolio (the “Fund”), including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 12, 2026
We have served as the auditor of one or more of the MFS investment companies since 1924.
16

MFS Global Growth Portfolio
Federal Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates $6,155,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 46.16% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.
17

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Growth Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Growth Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global Growth Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
18

MFS Global Growth Portfolio
Board Review of Investment Advisory Agreement
MFS Global Growth Portfolio
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Initial Class shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Initial Class shares was in the 4th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Initial Class shares was in the 4th quintile for the one-year period and the 1st quintile for the three-year period ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
The Trustees expressed concern to MFS about the substandard investment performance of the Fund and the Fund’s retail counterpart, MFS Global Growth Fund, which has substantially similar investment strategies and experienced substantially similar investment performance as the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year as to MFS’ efforts to improve the performance of the Fund and the Fund’s
19

MFS Global Growth Portfolio
Board Review of Investment Advisory Agreement - continued
retail counterpart. In addition, the Trustees requested that they receive a separate update on the Fund’s retail counterpart at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund’s retail counterpart.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Initial Class shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
20

MFS Global Growth Portfolio
Board Review of Investment Advisory Agreement - continued
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
21

MFS Global Research Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Global Research Portfolio
Portfolio of Investments − 12/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Aerospace & Defense – 3.1%
Babcock International Group PLC	21,845	$363,617
General Dynamics Corp.	1,427	480,414
Howmet Aerospace, Inc.	3,262	668,775
RTX Corp.	4,170	764,778
		$2,277,584
Alcoholic Beverages – 0.8%
China Resources Beer Holdings Co. Ltd.	33,500	$112,539
Kweichow Moutai Co. Ltd., “A”	900	177,242
Pernod Ricard S.A.	3,319	284,136
		$573,917
Apparel Manufacturers – 1.7%
Compagnie Financiere Richemont S.A.	2,780	$599,969
LVMH Moet Hennessy Louis Vuitton SE	901	679,264
		$1,279,233
Biotechnology – 0.6%
Gilead Sciences, Inc.	3,625	$444,932
Broadcasting – 1.0%
Spotify Technology S.A. (a)	834	$484,312
Tencent Music Entertainment Group, ADR	15,763	276,326
		$760,638
Brokerage & Asset Managers – 5.2%
B3 S.A. - Brasil Bolsa Balcao	209,600	$545,578
Barclays PLC	160,034	1,015,904
Charles Schwab Corp.	7,185	717,853
CME Group, Inc.	1,361	371,662
Euronext N.V.	4,411	662,061
London Stock Exchange Group PLC	4,141	498,637
		$3,811,695
Business Services – 1.6%
Accenture PLC, “A”	2,830	$759,289
TransUnion	4,757	407,913
		$1,167,202
Chemicals – 0.4%
FUJIFILM Holdings Corp.	15,500	$330,899
Computer Software – 8.6%
Atlassian Corp. (a)	2,649	$429,509
Autodesk, Inc. (a)	1,146	339,228
Cadence Design Systems, Inc. (a)	1,732	541,389
Constellation Software, Inc.	235	565,246
Guidewire Software, Inc. (a)	588	118,194
Microsoft Corp.	7,057	3,412,906
Salesforce, Inc.	2,040	540,416
RESFS-ANN
1

MFS Global Research Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Tyler Technologies, Inc. (a)	854	$387,673
		$6,334,561
Computer Software - Systems – 6.4%
Apple, Inc.	8,453	$2,298,033
Arista Networks, Inc. (a)	3,873	507,479
EPAM Systems, Inc. (a)	2,783	570,181
Hitachi Ltd.	34,600	1,073,418
Shopify, Inc. (a)	1,830	294,575
		$4,743,686
Construction – 2.1%
CRH PLC	4,577	$571,210
James Hardie Industries PLC, GDR (a)	16,296	335,824
Sherwin-Williams Co.	1,152	373,282
Techtronic Industries Co. Ltd.	22,000	252,753
		$1,533,069
Consumer Products – 1.2%
Beiersdorf AG	2,047	$225,360
Haleon PLC	62,824	317,394
Kenvue, Inc.	10,080	173,880
Uni-Charm Corp.	29,500	169,082
		$885,716
Electrical Equipment – 3.5%
Amphenol Corp., “A”	3,749	$506,640
Eaton Corp. PLC	1,270	404,508
Emerson Electric Co.	4,200	557,424
Schneider Electric SE	2,807	769,402
W.W. Grainger, Inc.	380	383,439
		$2,621,413
Electronics – 11.9%
ASML Holding N.V.	727	$777,102
Broadcom, Inc.	5,119	1,771,686
Lam Research Corp.	5,648	966,825
NVIDIA Corp.	15,957	2,975,980
Taiwan Semiconductor Manufacturing Co. Ltd.	47,000	2,296,109
		$8,787,702
Energy - Independent – 1.3%
ConocoPhillips	6,033	$564,749
Valero Energy Corp.	2,226	362,371
		$927,120
Energy - Integrated – 1.4%
Galp Energia SGPS S.A., “B”	20,440	$348,208
TotalEnergies SE	11,039	719,498
		$1,067,706
2

MFS Global Research Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 1.0%
Mondelez International, Inc.	5,534	$297,895
PepsiCo, Inc.	3,098	444,625
		$742,520
Food & Drug Stores – 1.3%
Alimentation Couche-Tard, Inc.	9,388	$512,713
Jeronimo Martins SGPS S.A.	18,386	437,763
		$950,476
Gaming & Lodging – 0.8%
Accor S.A.	6,180	$350,209
Flutter Entertainment PLC (a)	1,105	237,619
		$587,828
Health Maintenance Organizations – 0.7%
Cigna Group	1,922	$528,992
Insurance – 2.8%
AIA Group Ltd.	47,800	$490,732
Aon PLC	2,063	727,992
Chubb Ltd.	1,710	533,725
Sompo Holdings, Inc.	9,300	316,808
		$2,069,257
Interactive Media Services – 4.9%
Alphabet, Inc., “A”	6,046	$1,892,398
Meta Platforms, Inc., “A”	2,581	1,703,692
		$3,596,090
Leisure & Toys – 1.6%
Sony Group Corp.	14,400	$368,066
Tencent Holdings Ltd.	10,500	804,586
		$1,172,652
Machinery & Tools – 3.8%
Atlas Copco AB, “A”	30,566	$547,613
Caterpillar, Inc.	1,008	577,453
Daikin Industries Ltd.	3,800	487,130
GEA Group AG	4,456	302,681
Keyence Corp.	800	289,479
Nordson Corp.	1,706	410,173
Spirax Group PLC	2,279	208,421
		$2,822,950
Major Banks – 7.2%
Banco Bradesco S.A., ADR	112,873	$375,867
Bank of Ireland Group PLC	19,930	381,288
BNP Paribas S.A.	3,475	328,824
Eurobank S.A.	80,094	322,383
ING Groep N.V.	13,737	386,163
Mizuho Financial Group, Inc.	14,400	522,889
PNC Financial Services Group, Inc.	6,177	1,289,325
Toronto-Dominion Bank	9,880	931,170
3

MFS Global Research Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
UBS Group AG	16,999	$785,814
		$5,323,723
Medical Equipment – 4.2%
Becton, Dickinson and Co.	2,592	$503,029
Boston Scientific Corp. (a)	4,167	397,324
Medtronic PLC	6,053	581,451
STERIS PLC	1,402	355,435
Thermo Fisher Scientific, Inc.	1,324	767,192
Waters Corp. (a)	1,343	510,112
		$3,114,543
Metals & Mining – 0.8%
Glencore PLC	112,422	$611,546
Natural Gas - Distribution – 0.3%
China Resources Gas Group Ltd.	80,900	$234,830
Natural Gas - Pipeline – 0.4%
Cheniere Energy, Inc.	1,339	$260,288
Oil Services – 0.4%
TechnipFMC PLC	6,776	$301,939
Other Banks & Diversified Financials – 3.1%
HDFC Bank Ltd.	39,514	$435,765
Mastercard, Inc., “A”	2,828	1,614,449
Moody's Corp.	517	264,109
		$2,314,323
Pharmaceuticals – 3.4%
AbbVie, Inc.	984	$224,834
Daiichi Sankyo Co. Ltd.	9,100	193,809
Johnson & Johnson	4,543	940,174
Pfizer, Inc.	15,224	379,077
Roche Holding AG	1,814	749,668
		$2,487,562
Precious Metals & Minerals – 0.4%
Northern Star Resources Ltd. Co.	17,642	$312,941
Printing & Publishing – 0.3%
Wolters Kluwer N.V.	2,045	$212,306
Railroad & Shipping – 0.5%
Union Pacific Corp.	1,715	$396,714
Restaurants – 0.7%
Aramark	14,791	$545,196
Specialty Chemicals – 1.4%
Croda International PLC	9,206	$333,625
Linde PLC	1,590	677,960
		$1,011,585
4

MFS Global Research Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 3.9%
Amazon.com, Inc. (a)	10,604	$2,447,615
BJ's Wholesale Club Holdings, Inc. (a)	4,955	446,099
		$2,893,714
Telecom - Infrastructure – 0.6%
Cellnex Telecom S.A.	13,633	$438,527
Telecom Services – 1.4%
Advanced Info Service Public Co. Ltd.	34,600	$342,650
KDDI Corp.	19,900	344,096
Koninklijke KPN N.V.	81,024	379,043
		$1,065,789
Tobacco – 0.5%
Philip Morris International, Inc.	2,393	$383,837
Utilities - Electric Power – 2.4%
Duke Energy Corp.	4,750	$556,748
National Grid PLC	44,936	692,514
PG&E Corp.	30,917	496,836
		$1,746,098
Total Common Stocks (Identified Cost, $46,353,486)		$73,673,299

	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a) (Identified Cost, $0)	CAD 11.5	N/A	352	$0

Mutual Funds (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 3.82% (v) (Identified Cost, $318,586)	318,549	$318,613
Other Assets, Less Liabilities – 0.0%		4,602
Net Assets – 100.0%		$73,996,514

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $318,613 and
$73,673,299, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

5

MFS Global Research Portfolio
Portfolio of Investments – continued

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See Notes to Financial Statements
6

MFS Global Research Portfolio
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 12/31/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $46,353,486)	$73,673,299
Investments in affiliated issuers, at value (identified cost, $318,586)	318,613
Foreign currency, at value (identified cost, $23)	23
Receivables for
Fund shares sold	11,352
Dividends	164,528
Receivable from investment adviser	6,431
Other assets	554
Total assets	$74,174,800
Liabilities
Payables for
Fund shares reacquired	$56,139
Payable to affiliates
Administrative services fee	111
Shareholder servicing costs	17
Distribution and/or service fees	89
Payable for independent Trustees' compensation	96
Deferred foreign capital gains tax expense payable	61,195
Payable for audit and tax fees	41,572
Accrued expenses and other liabilities	19,067
Total liabilities	$178,286
Net assets	$73,996,514
Net assets consist of
Paid-in capital	$35,529,388
Total distributable earnings (loss)	38,467,126
Net assets	$73,996,514
Shares of beneficial interest outstanding	2,122,237

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$67,539,467	1,935,922	$34.89
Service Class	6,457,047	186,315	34.66
See Notes to Financial Statements
7

MFS Global Research Portfolio
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 12/31/25
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$1,323,465
Dividends from affiliated issuers	22,458
Interest	53
Income on securities loaned	36
Other	34
Foreign taxes withheld	(77,822)
Total investment income	$1,268,224
Expenses
Management fee	$554,250
Distribution and/or service fees	15,852
Shareholder servicing costs	2,862
Administrative services fee	20,575
Independent Trustees' compensation	3,621
Custodian fee	33,354
Shareholder communications	6,930
Audit and tax fees	78,368
Legal fees	794
Miscellaneous	31,549
Total expenses	$748,155
Reduction of expenses by investment adviser	(103,295)
Net expenses	$644,860
Net investment income (loss)	$623,364
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $10,445 foreign capital gains tax)	$10,707,687
Affiliated issuers	28
Foreign currency	(595)
Net realized gain (loss)	$10,707,120
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $28,317 increase in deferred foreign capital gains tax)	$(155,478)
Affiliated issuers	(9)
Translation of assets and liabilities in foreign currencies	10,303
Net unrealized gain (loss)	$(145,184)
Net realized and unrealized gain (loss)	$10,561,936
Change in net assets from operations	$11,185,300
See Notes to Financial Statements
8

MFS Global Research Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	12/31/25	12/31/24
Change in net assets
From operations
Net investment income (loss)	$623,364	$686,705
Net realized gain (loss)	10,707,120	8,713,782
Net unrealized gain (loss)	(145,184)	1,493,764
Change in net assets from operations	$11,185,300	$10,894,251
Total distributions to shareholders	$(9,374,009)	$(4,697,740)
Change in net assets from fund share transactions	$(2,978,523)	$(7,251,984)
Total change in net assets	$(1,167,232)	$(1,055,473)
Net assets
At beginning of period	75,163,746	76,219,219
At end of period	$73,996,514	$75,163,746
See Notes to Financial Statements
9

MFS Global Research Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$34.38	$31.79	$28.39	$38.03	$34.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.31	$0.32	$0.28	$0.18
Net realized and unrealized gain (loss)	5.03	4.47	4.99	(6.86)	6.17
Total from investment operations	$5.33	$4.78	$5.31	$(6.58)	$6.35
Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.37)	$(0.29)	$(0.19)	$(0.22)
From net realized gain	(4.47)	(1.82)	(1.62)	(2.87)	(2.80)
Total distributions declared to shareholders	$(4.82)	$(2.19)	$(1.91)	$(3.06)	$(3.02)
Net asset value, end of period (x)	$34.89	$34.38	$31.79	$28.39	$38.03
Total return (%) (k)(r)(s)(x)	16.36	15.21	19.28	(17.67)	18.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.99	0.98	0.92	0.96	0.91
Expenses after expense reductions	0.85	0.85	0.85	0.85	0.85
Net investment income (loss)	0.86	0.91	1.06	0.90	0.49
Portfolio turnover rate	39	21	22	19	15
Net assets at end of period (000 omitted)	$67,539	$69,071	$70,207	$67,891	$92,642

Service Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$34.18	$31.61	$28.23	$37.82	$34.54
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.23	$0.25	$0.20	$0.09
Net realized and unrealized gain (loss)	5.00	4.45	4.96	(6.82)	6.13
Total from investment operations	$5.21	$4.68	$5.21	$(6.62)	$6.22
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.29)	$(0.21)	$(0.10)	$(0.14)
From net realized gain	(4.47)	(1.82)	(1.62)	(2.87)	(2.80)
Total distributions declared to shareholders	$(4.73)	$(2.11)	$(1.83)	$(2.97)	$(2.94)
Net asset value, end of period (x)	$34.66	$34.18	$31.61	$28.23	$37.82
Total return (%) (k)(r)(s)(x)	16.07	14.95	18.97	(17.88)	18.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.24	1.23	1.17	1.21	1.16
Expenses after expense reductions	1.10	1.10	1.10	1.10	1.10
Net investment income (loss)	0.62	0.66	0.83	0.65	0.24
Portfolio turnover rate	39	21	22	19	15
Net assets at end of period (000 omitted)	$6,457	$6,093	$6,012	$6,306	$8,028

See Notes to Financial Statements
10

MFS Global Research Portfolio
Financial Highlights - continued
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
11

MFS Global Research Portfolio
Notes to Financial Statements
(1) Business and Organization
MFS Global Research Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and
12

MFS Global Research Portfolio
Notes to Financial Statements  - continued
market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$45,066,925	$—	$—	$45,066,925
Japan	1,768,412	2,327,264	—	4,095,676
United Kingdom	317,394	3,724,264	—	4,041,658
France	350,209	3,443,185	—	3,793,394
Canada	2,303,704	0	—	2,303,704
Taiwan	—	2,296,109	—	2,296,109
Switzerland	—	2,135,451	—	2,135,451
Netherlands	212,306	1,542,308	—	1,754,614
China	276,326	1,329,197	—	1,605,523
Other Countries	3,753,337	2,826,908	—	6,580,245
Investment Companies	318,613	—	—	318,613
Total	$54,367,226	$19,624,686	$—	$73,991,912
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In
13

MFS Global Research Portfolio
Notes to Financial Statements  - continued
return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At December 31, 2025, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 12/31/25	Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$1,406,008	$785,244
Long-term capital gains	7,968,001	3,912,496
Total distributions	$9,374,009	$4,697,740
The federal tax cost and the tax basis components of distributable earnings were as follows:
14

MFS Global Research Portfolio
Notes to Financial Statements  - continued
As of 12/31/25
Cost of investments	$46,816,178
Gross appreciation	28,383,880
Gross depreciation	(1,208,146)
Net unrealized appreciation (depreciation)	$27,175,734
Undistributed ordinary income	873,415
Undistributed long-term capital gain	10,470,830
Other temporary differences	(52,853)
Total distributable earnings (loss)	$38,467,126
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 12/31/25	Year ended 12/31/24
Initial Class	$8,570,827	$4,328,300
Service Class	803,182	369,440
Total	$9,374,009	$4,697,740
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $300 million	0.75%
In excess of $300 million	0.675%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, this management fee reduction amounted to $10,238, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.85% of average daily net assets for the Initial Class shares and 1.10% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, this reduction amounted to $93,057, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these
15

MFS Global Research Portfolio
Notes to Financial Statements  - continued
participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the year ended December 31, 2025, the fee was $2,727, which equated to 0.0037% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended December 31, 2025, these costs amounted to $135.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.0278% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the year ended December 31, 2025, purchases and sales of investments, other than short-term obligations, aggregated $28,782,766 and $40,436,971, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 12/31/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	39,267	$1,388,869	12,404	$422,916
Service Class	9,307	295,738	2,932	100,482
	48,574	$1,684,607	15,336	$523,398
Shares issued to shareholders in reinvestment of distributions
Initial Class	260,353	$8,570,827	128,857	$4,328,300
Service Class	24,532	803,182	11,054	369,440
	284,885	$9,374,009	139,911	$4,697,740
Shares reacquired
Initial Class	(372,668)	$(13,131,448)	(341,078)	$(11,596,027)
Service Class	(25,789)	(905,691)	(25,916)	(877,095)
	(398,457)	$(14,037,139)	(366,994)	$(12,473,122)
Net change
Initial Class	(73,048)	$(3,171,752)	(199,817)	$(6,844,811)
Service Class	8,050	193,229	(11,930)	(407,173)
	(64,998)	$(2,978,523)	(211,747)	$(7,251,984)
16

MFS Global Research Portfolio
Notes to Financial Statements  - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended December 31, 2025, the fund’s commitment fee and interest expense were $350 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended December 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$446,020	$15,713,683	$15,841,109	$28	$(9)	$318,613

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$22,458	$—
17

MFS Global Research Portfolio
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Variable Insurance Trust II and the Shareholders of MFS Global Research Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Global Research Portfolio (the “Fund”), including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 12, 2026
We have served as the auditor of one or more of the MFS investment companies since 1924.
18

MFS Global Research Portfolio
Federal Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates $8,765,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 35.10% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.
19

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Research Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Research Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global Research Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
20

MFS Global Research Portfolio
Board Review of Investment Advisory Agreement
MFS Global Research Portfolio
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Initial Class shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Initial Class shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Initial Class shares was in the 2nd quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
21

MFS Global Research Portfolio
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Initial Class shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the total expense ratio was approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $300 million.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
22

MFS Global Tactical Allocation Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Global Tactical Allocation Portfolio
Portfolio of Investments − 12/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer		Shares/Par	Value ($)
Bonds – 60.4%
Aerospace & Defense – 0.2%
Boeing Co., 6.388%, 5/01/2031		$88,000	$95,497
Boeing Co., 5.805%, 5/01/2050		314,000	308,849
Huntington Ingalls Industries, Inc., 4.2%, 5/01/2030		148,000	146,591
Huntington Ingalls Industries, Inc., 5.749%, 1/15/2035		191,000	201,965
			$752,902
Asset-Backed & Securitized – 3.6%
AA Bond Co. Ltd., 6.85%, 7/31/2031	GBP	150,000	$215,856
AA Bond Co. Ltd., 5.5%, 7/31/2032		134,000	179,906
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)		$541,844	546,466
Angel Oak Mortgage Trust, 2024-13, “A1”, 5.464%, 12/26/2069 (n)		185,607	186,814
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)		465,458	466,727
Angel Oak Mortgage Trust, 2025-1, “A2”, 5.844%, 1/25/2070 (n)		233,472	235,341
AREIT 2022-CRE6 Trust, “B”, FLR, 5.786% (SOFR - 30 day + 1.85%), 1/20/2037 (n)		289,000	287,530
AREIT 2022-CRE6 Trust, “C”, FLR, 6.087% (SOFR - 30 day + 2.15%), 1/20/2037 (n)		119,000	117,624
AREIT 2022-CRE6 Trust, “D”, FLR, 6.787% (SOFR - 30 day + 2.85%), 1/20/2037 (n)		100,000	98,004
Bain Capital Credit CLO Ltd., 2021-7A, “BR”, FLR, 5.357% (SOFR - 3mo. + 1.5%), 1/22/2035 (n)		633,790	633,469
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.592%, 4/15/2053 (i)		949,838	41,145
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.207%, 7/15/2054 (i)		2,684,032	129,510
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.553%, 2/15/2054 (i)		6,311,764	389,515
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.129%, 3/15/2054 (i)		2,004,261	80,280
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.844%, 6/15/2054 (i)		5,400,997	171,924
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.232%, 7/15/2054 (i)		6,541,828	304,920
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.237%, 8/15/2054 (i)		5,118,931	248,397
BMP Commercial Mortgage Trust, 2024-MF23, “C”, FLR, 5.591% (SOFR - 1mo. + 1.8413%), 6/15/2041 (n)		235,440	235,731
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)		183,711	188,012
BX Trust, 2024-PURE, “A”, FLR, 4.146% (CORRA + 1.9%), 11/15/2041 (n)	CAD	438,373	320,170
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		$194,918	164,001
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)		75,186	75,536
Colt Funding LLC, 2024-1, “A1”, 5.835%, 2/25/2069 (n)		171,732	172,922
Colt Funding LLC, 2024-6, “A1”, 5.39%, 11/25/2069 (n)		152,077	152,923
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.758%, 4/15/2054 (i)		1,225,211	34,670
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.958%, 6/15/2063 (i)		2,934,433	106,826
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.025%, 6/15/2064 (i)		2,891,742	116,678
Commercial Mortgage Pass-Through Certificates, 2022-BNK41, “AS”, 3.789%, 4/15/2065		592,000	553,643
ELM Trust, 2024-ELM, “B10”, 6.195%, 6/10/2039 (n)		334,396	336,150
ELM Trust, 2024-ELM, “C10”, 6.396%, 6/10/2039 (n)		100,000	100,452
Empire District Bondco LLC, 4.943%, 1/01/2033		296,371	301,267
Enterprise Fleet Financing 2024-3 LLC, “A2”, 5.31%, 4/20/2027 (n)		62,598	62,821
Enterprise Fleet Financing 2025-1 LLC, “A2”, 4.65%, 10/20/2027 (n)		58,641	58,888
Enterprise Fleet Financing 2025-4 LLC, “A2”, 4.05%, 8/20/2028 (n)		184,000	184,290
EQT Trust, 2024-EXTR, “B”, 5.654%, 7/05/2041 (n)		169,941	173,487
EQT Trust, 2024-EXTR, “C”, 6.046%, 7/05/2041 (n)		100,000	102,229
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 6.158% (SOFR - 30 day + 2.25%), 2/23/2039 (n)		184,005	183,805
MF1 2022-FL8 Ltd., “A”, FLR, 5.081% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)		162,328	162,328
MF1 2022-FL8 Ltd., “B”, FLR, 5.681% (SOFR - 30 day + 1.95%), 2/19/2037 (n)		281,312	280,270
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.261%, 5/15/2054 (i)		2,207,398	96,500
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.141%, 6/15/2054 (i)		4,490,372	166,092
New Residential Mortgage Loan Trust, 2024-NQM3, “A-1”, 5.53%, 5/25/2065 (n)		151,639	153,293
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)		217,708	219,089
OBX Trust, 2024-NQM2, “A1”, 5.878%, 12/25/2063 (n)		376,742	379,228
WTSFS-ANN

MFS Global Tactical Allocation Portfolio
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)		$81,816	$82,615
PMT Loan Trust, 2025-INV10, “A36”, FLR, 5.224% (SOFR - 1mo. + 1.35%), 10/01/2056 (n)		252,123	252,080
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 5.648% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)		534,500	532,706
TCW Gem Ltd., 2020-1A, “BR3”, FLR, 5.484% (SOFR - 3mo. + 1.6%), 4/20/2034 (n)		780,000	774,588
TPG Real Estate Finance, 2025-FL7, “AS”, FLR, 5.73% (SOFR - 1mo. + 1.7%), 6/18/2043 (n)		206,416	206,416
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)		187,115	188,023
Volvo Financial Equipment LLC, 2024-1A, “A2”, 4.56%, 5/17/2027 (n)		110,821	110,996
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.492%, 8/15/2054 (i)		4,790,666	287,219
			$11,849,372
Automotive – 0.3%
Ford Motor Credit Co. LLC, 6.95%, 6/10/2026		$228,000	$229,985
Forvia SE, 5.375%, 3/15/2031	EUR	100,000	120,765
Hyundai Capital America, 5.25%, 1/08/2027 (n)		$112,000	113,276
Hyundai Capital America, 6.375%, 4/08/2030 (n)		157,000	167,541
Hyundai Capital America, 4.5%, 9/18/2030 (n)		82,000	82,007
Volkswagen Bank GmbH, 3.75%, 12/10/2032	EUR	100,000	116,762
			$830,336
Broadcasting – 0.2%
Arqiva Broadcast Finance PLC, 8.625%, 7/01/2030	GBP	236,000	$327,613
Prosus N.V., 4.343%, 7/15/2035	EUR	101,000	118,965
WMG Acquisition Corp., 3.75%, 12/01/2029 (n)		$145,000	139,572
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		194,000	186,070
			$772,220
Brokerage & Asset Managers – 0.7%
Charles Schwab Corp., 4.914% to 11/14/2035, FLR (SOFR - 1 day + 1.23%) to 11/14/2036		$352,000	$349,636
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)		324,000	329,690
Low Income Investment Fund, 3.386%, 7/01/2026		150,000	149,124
Low Income Investment Fund, 3.711%, 7/01/2029		140,000	134,945
LPL Holdings, Inc., 4%, 3/15/2029 (n)		412,000	405,118
LPL Holdings, Inc., 5.75%, 6/15/2035		116,000	119,358
LSEG Netherlands B.V., 3%, 11/06/2031	EUR	210,000	243,164
Osaic Holdings, Inc., 6.75%, 8/01/2032 (n)		$43,000	44,919
The Carlyle Group, Inc., 5.05%, 9/19/2035		383,000	377,583
			$2,153,537
Building – 0.2%
Ferguson Enterprises, Inc., 5%, 10/03/2034		$317,000	$319,736
JH North America Holdings, Inc., 5.875%, 1/31/2031 (n)		113,000	115,342
JH North America Holdings, Inc., 6.125%, 7/31/2032 (n)		112,000	114,975
Vulcan Materials Co., 5.7%, 12/01/2054		142,000	141,383
			$691,436
Business Services – 0.4%
Accenture Capital, Inc., 4.25%, 10/04/2031		$206,000	$206,162
Accenture Capital, Inc., 4.5%, 10/04/2034		123,000	121,249
ams-OSRAM AG, 10.5%, 3/30/2029	EUR	140,000	171,323
Fiserv, Inc., 4.4%, 7/01/2049		$238,000	186,738
Iron Mountain, Inc., 4.75%, 1/15/2034	EUR	100,000	114,279
Mastercard, Inc., 3.85%, 3/26/2050		$102,000	79,849
Paychex, Inc., 5.1%, 4/15/2030		75,000	77,214
Paychex, Inc., 5.35%, 4/15/2032		185,000	191,583

MFS Global Tactical Allocation Portfolio
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Business Services – continued
Visa, Inc., 3.875%, 5/15/2044	EUR	130,000	$148,524
			$1,296,921
Cable TV – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.65%, 2/01/2034		$77,000	$81,115
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		170,000	175,449
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.484%, 10/23/2045		158,000	148,546
Comcast Corp., 6.05%, 5/15/2055		193,000	190,623
Videotron Ltd., 3.625%, 6/15/2029 (n)		288,000	280,113
			$875,846
Chemicals – 0.1%
Maxam Prill S.à r.l., 6%, 7/15/2030	EUR	168,000	$201,715
Computer Software – 0.2%
Microsoft Corp., 2.525%, 6/01/2050		$378,000	$230,787
Oracle Corp., 4.8%, 9/26/2032		109,000	105,231
Oracle Corp., 4%, 7/15/2046		106,000	73,478
Sage Group PLC, 2.875%, 2/08/2034	GBP	191,000	219,109
			$628,605
Conglomerates – 0.3%
Assa Abloy AB, 3.371%, 9/09/2032	EUR	120,000	$140,787
Regal Rexnord Corp., 6.05%, 4/15/2028		$187,000	193,445
Regal Rexnord Corp., 6.3%, 2/15/2030		112,000	118,705
Smiths Group PLC, 3.625%, 11/13/2033	EUR	260,000	299,497
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034		$339,000	355,973
			$1,108,407
Consumer Products – 0.2%
L'Oréal S.A., 5%, 5/20/2035 (n)		$200,000	$204,428
Unilever Capital Corp., 2.875%, 10/31/2032	EUR	340,000	391,549
			$595,977
Consumer Services – 0.2%
Eurofins Scientific SE, 3.875%, 2/05/2033	EUR	100,000	$117,258
Pluxee N.V., 3.75%, 9/04/2032		200,000	233,578
Service Corp. International, 5.75%, 10/15/2032		$233,000	237,133
			$587,969
Electronics – 0.2%
Broadcom, Inc., 4.55%, 2/15/2032		$262,000	$262,730
Broadcom, Inc., 5.2%, 7/15/2035		159,000	162,906
Intel Corp., 5.7%, 2/10/2053		143,000	133,127
			$558,763
Emerging Market Quasi-Sovereign – 1.0%
Bank Gospodarstwa Krajowego (Republic of Poland), 6.25%, 10/31/2028 (n)		$253,000	$267,961
Bank Gospodarstwa Krajowego (Republic of Poland), 5.375%, 5/22/2033 (n)		208,000	213,722
CEZ A.S. (Czech Republic), 4.125%, 4/30/2033	EUR	238,000	281,205
Chile Electricity Lux MPC II S.à r.l., 5.58%, 10/20/2035 (n)		$218,961	224,395
Czech Republic, 3.75%, 7/28/2030	EUR	133,000	159,576
Development Bank of Kazakhstan JSC, 5.625%, 4/07/2030 (n)		$335,000	346,641
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		208,000	213,857
PT Perusahaan Listrik Negara (Republic of Indonesia), 4%, 6/30/2050 (n)		333,000	246,079

MFS Global Tactical Allocation Portfolio
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Qatar Petroleum, 3.125%, 7/12/2041		$236,000	$181,733
Republic of Hungary, 4.375%, 6/27/2030	EUR	437,000	524,273
Saudi Arabian Oil Co., 5.75%, 7/17/2054 (n)		$317,000	309,240
Saudi Arabian Oil Co., 6.375%, 6/02/2055		203,000	212,268
			$3,180,950
Emerging Market Sovereign – 12.5%
Czech Republic, 4.9%, 4/14/2034	CZK	16,290,000	$814,684
Czech Republic, 3.5%, 5/30/2035		18,300,000	821,202
Eagle Funding LuxCo S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)		$345,000	351,414
Federative Republic of Brazil, 10%, 1/01/2035	BRL	14,918,000	2,234,210
Hellenic Republic (Republic of Greece), 3.625%, 6/15/2035 (n)	EUR	2,121,000	2,530,266
Hellenic Republic (Republic of Greece), 4.125%, 6/15/2054		482,000	552,738
Kingdom of Saudi Arabia, 5.125%, 1/13/2028 (n)		$249,000	254,287
Kingdom of Thailand, 3.45%, 6/17/2043	THB	16,600,000	614,410
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	35,193,000	925,869
Oriental Republic of Uruguay, 9.75%, 7/20/2033		22,117,000	633,128
Oriental Republic of Uruguay, 8%, 10/29/2035		16,812,625	443,249
People's Republic of China, 3.13%, 11/21/2029	CNY	16,970,000	2,583,305
People's Republic of China, 1.43%, 1/25/2030		14,800,000	2,106,300
People's Republic of China, 2.88%, 2/25/2033		28,910,000	4,458,124
People's Republic of China, 2.27%, 5/25/2034		4,700,000	694,967
People's Republic of China, 1.83%, 8/25/2035		3,300,000	470,810
People's Republic of China, 1.92%, 7/15/2045		2,000,000	267,185
People's Republic of China, 2.15%, 8/25/2055		2,400,000	333,491
Republic of Albania, 4.75%, 2/14/2035 (n)	EUR	423,000	502,856
Republic of Costa Rica, 7.158%, 3/12/2045		$600,000	663,300
Republic of Cote d'Ivoire, 8.25%, 1/30/2037 (n)		200,000	217,358
Republic of Hungary, 4%, 7/25/2029	EUR	879,000	1,060,477
Republic of Korea, 1.875%, 6/10/2029	KRW	5,060,190,000	3,372,634
Republic of Korea, 1.375%, 6/10/2030		7,450,400,000	4,770,663
Republic of Korea, 2.5%, 9/10/2030		3,325,000,000	2,236,473
Republic of Paraguay, 6%, 2/09/2036 (n)		$200,000	214,298
Republic of Peru, 5.375%, 2/08/2035		810,000	827,415
Republic of Peru, 6.85%, 8/12/2035	PEN	6,262,000	2,003,883
Republic of Poland, 3.625%, 1/11/2034	EUR	500,000	596,898
Republic of Romania, 6%, 5/25/2034		$532,000	539,622
Republic of South Africa, 8.75%, 2/28/2048	ZAR	28,300,000	1,642,747
State of Kuwait, 4.016%, 10/09/2028 (n)		$256,000	256,319
United Mexican States, 5.85%, 7/02/2032		238,000	244,524
United Mexican States, 7.5%, 5/26/2033	MXN	16,000,000	826,385
United Mexican States, 6.625%, 1/29/2038		$200,000	208,700
			$41,274,191
Energy - Independent – 0.1%
Occidental Petroleum Corp., 6.45%, 9/15/2036		$158,000	$168,384
Santos Finance Ltd., 5.75%, 11/13/2035 (n)		193,000	191,928
			$360,312
Energy - Integrated – 0.2%
BP Capital Markets B.V., 0.933%, 12/04/2040	EUR	180,000	$133,771
BP Capital Markets PLC, 6%, 2/19/2173	GBP	190,000	262,748
Exxon Mobil Corp., 1.408%, 6/26/2039	EUR	250,000	211,292
			$607,811

MFS Global Tactical Allocation Portfolio
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Entertainment – 0.1%
Royal Caribbean Cruises Ltd., 6%, 2/01/2033 (n)		$259,000	$266,109
Royal Caribbean Cruises Ltd., 5.375%, 1/15/2036		93,000	93,389
			$359,498
Financial Institutions – 0.6%
Avolon Holdings Funding Ltd., 4.95%, 10/15/2032 (n)		$388,000	$383,773
Fastighets AB Balder, 4%, 2/19/2032	EUR	280,000	327,634
Heimstaden Bostad AB, 8.375%, 1/29/2030		156,000	194,991
Macquarie AirFinance Holdings Ltd., 5.15%, 3/17/2030 (n)		$64,000	64,878
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)		107,000	114,434
Rocket Cos., Inc., 6.125%, 8/01/2030 (n)		98,000	101,301
Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031 (n)		138,000	131,044
Shurgard Luxembourg S.à r.l., 4%, 5/27/2035	EUR	200,000	232,346
SMBC Aviation Capital Finance DAC, 5.25%, 11/26/2035 (n)		$410,000	409,392
			$1,959,793
Food & Beverages – 1.0%
Anheuser-Busch InBev S.A., 4.125%, 5/19/2045	EUR	100,000	$113,186
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$161,000	153,135
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		160,000	159,650
Bacardi Ltd., 5.15%, 5/15/2038 (n)		335,000	318,619
Flowers Foods, Inc., 5.75%, 3/15/2035		121,000	121,308
Flowers Foods, Inc., 6.2%, 3/15/2055		64,000	60,070
Heineken N.V., 3.505%, 5/03/2034	EUR	340,000	397,263
JBS USA Holding S.à r.l./JBS USA Food Co./JBS USA Foods Group Holdings, Inc., 5.5%, 1/15/2036 (n)		$198,000	201,199
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.5%, 12/01/2052		106,000	109,279
Kraft Heinz Foods Co., 4.375%, 6/01/2046		227,000	187,529
Magnum ICC Finance B.V., 3.75%, 11/26/2034	EUR	210,000	244,547
Magnum ICC Finance B.V., 4%, 11/26/2037		160,000	184,527
Mars, Inc., 4.8%, 3/01/2030 (n)		$168,000	171,690
Mars, Inc., 5.2%, 3/01/2035 (n)		261,000	268,264
Mars, Inc., 5.7%, 5/01/2055 (n)		259,000	257,997
Pernod Richard S.A., 3.25%, 2/04/2033	EUR	300,000	345,943
			$3,294,206
Forest & Paper Products – 0.1%
Graphic Packaging International LLC, 1.512%, 4/15/2026 (n)		$359,000	$355,724
Smurfit Kappa Treasury Co., 3.489%, 11/24/2031	EUR	100,000	117,404
			$473,128
Gaming & Lodging – 0.3%
Flutter Treasury DAC, 6.375%, 4/29/2029 (n)		$349,000	$360,274
Flutter Treasury DAC, 5.875%, 6/04/2031 (n)		200,000	202,780
Marriott International, Inc., 2.85%, 4/15/2031		175,000	162,240
Sands China Ltd., 4.375%, 6/18/2030		226,000	222,655
			$947,949
Industrial – 0.1%
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		$409,000	$240,263
WSP Global, Inc., 5.548%, 11/22/2030	CAD	304,000	236,941
			$477,204

MFS Global Tactical Allocation Portfolio
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance – 0.6%
Allianz SE, 3.2% to 4/30/2028, FLR (CMT - 5yr. + 2.165%) to 4/30/2171 (n)		$200,000	$188,457
Aviva PLC, 4.625%, 8/28/2056	EUR	166,000	200,075
Corebridge Financial, Inc., 4.35%, 4/05/2042		$132,000	112,863
Corebridge Financial, Inc., 6.875% to 12/01/2030, FLR (CMT - 5yr. + 3.181%) to 6/01/2174		206,000	211,701
Corebridge Global Funding, 4.9%, 8/21/2032 (n)		280,000	281,685
Legal and General Group PLC, 4.375%, 9/04/2055	EUR	160,000	190,512
Northwestern Mutual Life Insurance Co., 6.17%, 5/29/2055 (n)		$364,000	386,316
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)		235,000	257,317
			$1,828,926
Insurance - Health – 0.3%
Bupa Finance PLC, 6.625%, 11/18/2045	GBP	100,000	$134,857
Elevance Health, Inc., 5.375%, 6/15/2034		$183,000	189,115
Humana, Inc., 5.375%, 4/15/2031		125,000	129,235
Humana, Inc., 5.55%, 5/01/2035		341,000	348,144
UnitedHealth Group, Inc., 5.15%, 7/15/2034		332,000	340,051
			$1,141,402
Insurance - Property & Casualty – 0.6%
American International Group, Inc., 5.125%, 3/27/2033		$247,000	$254,024
Arthur J. Gallagher & Co., 6.5%, 2/15/2034		75,000	82,573
Arthur J. Gallagher & Co., 5.75%, 3/02/2053		161,000	157,944
Asurion LLC, 8%, 12/31/2032 (n)		163,000	169,131
Fairfax Financial Holdings Ltd., 4.25%, 12/06/2027	CAD	456,000	337,458
Fairfax Financial Holdings Ltd., 5.75%, 5/20/2035		$282,000	292,564
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054		242,000	250,650
Liberty Mutual Group, Inc., 3.875%, 9/26/2035	EUR	290,000	334,744
Marsh & McLennan Cos., Inc., 5.4%, 3/15/2055		$221,000	212,779
			$2,091,867
International Market Quasi-Sovereign – 0.5%
EnBW International Finance B.V. (Federal Republic of Germany), 3.75%, 11/20/2035	EUR	200,000	$234,345
Landsbankinn hf. (Republic of Iceland), 3.75%, 10/08/2029		272,000	323,644
Landsbankinn hf. (Republic of Iceland), 3.625%, 11/03/2032		140,000	161,755
Logicor Financing S.à r.l. (Grand Duchy of Luxembourg), 3.75%, 7/14/2032		130,000	150,943
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		$317,000	284,279
P3 Group S.à r.l. (Grand Duchy of Luxembourg), 3.75%, 4/02/2033	EUR	100,000	115,581
Swisscom Finance B.V., 3.625%, 11/17/2037		370,000	424,926
			$1,695,473
International Market Sovereign – 13.2%
Commonwealth of Australia, 2.75%, 5/21/2041	AUD	4,828,000	$2,448,823
Federal Republic of Germany, 2.2%, 2/15/2034	EUR	300,000	338,555
Federal Republic of Germany, 2.6%, 8/15/2035		334,000	384,191
Federal Republic of Germany, 2.5%, 8/15/2054		460,000	445,600
Government of Bermuda, 5%, 7/15/2032 (n)		$716,000	722,802
Government of Canada, 2%, 6/01/2032	CAD	602,000	409,222
Government of Canada, 3.25%, 12/01/2034		2,023,000	1,462,727
Government of Canada, 3.25%, 6/01/2035		1,159,000	835,167
Government of Canada, 2.75%, 12/01/2055		438,000	256,896
Government of Japan, 1.3%, 9/20/2030	JPY	502,850,000	3,175,043
Government of Japan, 0.3%, 12/20/2039		311,800,000	1,476,332
Government of Japan, 2.3%, 3/20/2040		114,950,000	713,748
Government of Japan, 0.4%, 3/20/2050		199,600,000	671,522
Government of Japan, 0.7%, 12/20/2051		141,650,000	488,929
Government of Japan, 3.2%, 9/20/2055		163,600,000	1,012,975

MFS Global Tactical Allocation Portfolio
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
Government of New Zealand, 2%, 5/15/2032	NZD	1,411,000	$719,223
Kingdom of Spain, 3.45%, 10/31/2034 (n)	EUR	918,000	1,100,815
Kingdom of Spain, 3.15%, 4/30/2035 (n)		961,000	1,121,762
Kingdom of Spain, 3.9%, 7/30/2039 (n)		2,640,000	3,197,881
Republic of Finland, 3%, 9/15/2035 (n)		417,000	483,394
Republic of France, 2.7%, 2/25/2031 (n)		1,395,000	1,627,797
Republic of France, 3.5%, 11/25/2035 (n)		2,860,000	3,344,603
Republic of France, 3.25%, 5/25/2055 (n)		1,284,000	1,214,879
Republic of Iceland, 5%, 11/15/2028	ISK	67,100,000	510,311
Republic of Iceland, 6.5%, 1/24/2031		84,000,000	665,661
Republic of Italy, 1.45%, 3/01/2036	EUR	4,035,000	3,913,517
Republic of Italy, 4.15%, 10/01/2039 (n)		2,621,000	3,186,697
Republic of Italy, 4.3%, 10/01/2054 (n)		648,000	755,828
United Kingdom Treasury, 4%, 10/22/2031	GBP	1,794,000	2,407,235
United Kingdom Treasury, 4.25%, 6/07/2032		552,000	750,994
United Kingdom Treasury, 1.25%, 10/22/2041		2,338,000	1,885,135
United Kingdom Treasury, 1.5%, 7/22/2047		929,000	661,538
United Kingdom Treasury, 3.75%, 7/22/2052		1,242,000	1,328,167
			$43,717,969
Internet – 0.1%
Alphabet, Inc., 3.125%, 11/06/2034	EUR	220,000	$252,022
Alphabet, Inc., 4%, 5/06/2054		126,000	137,343
			$389,365
Local Authorities – 0.5%
Alliander N.V., 3.5%, 5/06/2037	EUR	190,000	$217,738
Province of Alberta, 1.65%, 6/01/2031	CAD	180,000	121,017
Province of British Columbia, 2.95%, 6/18/2050		300,000	164,427
Province of Ontario, 3.25%, 7/03/2035	EUR	680,000	790,769
Province of Ontario, 4.45%, 11/20/2035		$308,000	306,159
			$1,600,110
Major Banks – 2.4%
Bank of America Corp., 5.202% to 4/25/2028, FLR (SOFR - 1 day + 1.63%) to 4/25/2029		$154,000	$157,944
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		312,000	286,308
Bank of America Corp., 5.464% to 5/09/2035, FLR (SOFR - 1 day + 1.64%) to 5/09/2036		205,000	213,409
Bankinter S.A., 3.25% to 11/03/2032, FLR (EUR ICE Swap Rate - 1yr. + 0.8%) to 11/03/2033	EUR	200,000	231,285
BNP Paribas, 6.875% to 12/15/2033, FLR (CMT - 5yr. + 2.853%) to 6/15/2174 (n)		$200,000	200,858
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		235,000	214,002
Danske Bank A.S., 4.613% to 10/02/2029, FLR (CMT - 1yr. + 1.1%) to 10/02/2030 (n)		273,000	275,272
Deutsche Bank AG, 5.373% to 1/10/2028, FLR (SOFR - 1 day + 1.21%) to 1/10/2029		300,000	306,141
Deutsche Bank AG, 4.95% to 8/04/2030, FLR (SOFR - 1 day + 1.3%) to 8/04/2031		308,000	311,114
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030		112,000	113,528
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035		342,000	343,831
HSBC Holdings PLC, 5.13% to 3/03/2030, FLR (SOFR - 1 day + 1.29%) to 3/03/2031		234,000	239,814
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030		267,000	278,542
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		548,000	488,651
JPMorgan Chase & Co., 5.502% to 1/24/2035, FLR (SOFR - 1 day + 1.315%) to 1/24/2036		196,000	204,843
mBank S.A., 4.034% to 9/27/2029, FLR (EURIBOR - 3mo. + 1.75%) to 9/27/2030	EUR	300,000	361,787
Mitsubishi UFJ Financial Group, Inc., 5.188%, 9/12/2036		$261,000	265,178
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		262,000	254,566
Morgan Stanley, 3.149%, 11/07/2031	EUR	300,000	349,408
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034		$306,000	318,337
Nationwide Building Society, 4.351%, 9/30/2030 (n)		267,000	267,100
NatWest Group PLC, 3.632%, 9/03/2034	EUR	130,000	151,967

MFS Global Tactical Allocation Portfolio
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035		$281,000	$296,210
PNC Financial Services Group, Inc., 5.575% to 1/29/2035, FLR (SOFR - 1 day + 1.394%) to 1/29/2036		121,000	126,157
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		448,000	401,735
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)		365,000	334,730
Unicaja Banco S.A., 4.875% to 5/18/2027, FLR (EUR Swap Rate - 5yr. + 5.02%) to 2/18/2174	EUR	200,000	236,803
UniCredit S.p.A., 3.725%, 6/10/2035		160,000	187,537
Wells Fargo & Co., 5.244% to 1/24/2030, FLR (SOFR - 1 day + 1.11%) to 1/24/2031		$228,000	236,098
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		260,000	242,668
			$7,895,823
Medical & Health Technology & Services – 0.5%
Baxter International, Inc., 4.9%, 12/15/2030		$68,000	$68,521
Baxter International, Inc., 5.65%, 12/15/2035		87,000	88,046
Becton, Dickinson and Co., 4.874%, 2/08/2029		261,000	266,183
HCA, Inc., 4.9%, 11/15/2035		195,000	192,334
HCA, Inc., 5.7%, 11/15/2055		142,000	135,316
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		255,000	155,842
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		153,000	149,735
Thermo Fisher Scientific Finance I B.V., 3.628%, 12/01/2035	EUR	310,000	362,973
Thermo Fisher Scientific, Inc., 4.473%, 10/07/2032		$365,000	366,163
			$1,785,113
Medical Equipment – 0.1%
Stryker Corp., 5.2%, 2/10/2035		$229,000	$235,128
Metals & Mining – 0.2%
BHP Billiton Finance Ltd., 3.643%, 9/04/2035	EUR	390,000	$451,018
Rio Tinto Finance (USA) PLC, 5%, 3/14/2032		$230,000	237,486
			$688,504
Midstream – 0.8%
Cheniere Energy Partners LP, 5.55%, 10/30/2035 (n)		$267,000	$272,975
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)		265,000	282,176
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054		266,000	257,310
Energy Transfer LP, 5.95%, 5/15/2054		167,000	158,258
Pembina Pipeline Corp., 4.81%, 3/25/2044	CAD	425,000	294,126
Plains All American Pipeline LP, 5.7%, 9/15/2034		$281,000	289,775
Plains All American Pipeline LP, 5.6%, 1/15/2036		174,000	176,012
Rockies Express Pipeline LLC, 4.95%, 7/15/2029 (n)		41,000	40,910
Rockies Express Pipeline LLC, 7.5%, 7/15/2038 (n)		130,000	141,427
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)		58,000	59,959
Targa Resources Corp., 4.95%, 4/15/2052		287,000	245,308
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)		312,000	283,912
Venture Global Plaquemines LNG LLC, 6.5%, 1/15/2034 (n)		72,000	73,745
			$2,575,893
Mortgage-Backed – 6.1%
Fannie Mae, 4.5%, 3/01/2034 - 2/01/2046		$1,783,415	$1,790,780
Fannie Mae, 5%, 3/01/2036 - 8/01/2040		600,114	616,322
Fannie Mae, 5.5%, 11/01/2036 - 4/01/2037		48,482	50,678
Fannie Mae, 6%, 9/01/2037 - 6/01/2038		78,915	83,256
Fannie Mae, 4%, 11/01/2040 - 12/01/2040		426,610	416,124
Fannie Mae, 3.5%, 5/01/2043 - 12/01/2046		997,034	943,676
Fannie Mae, 2.5%, 2/25/2051 (i)		123,659	17,833
Fannie Mae, 4.574%, 9/25/2052		1,072,631	1,054,854
Fannie Mae, 4.674%, 10/25/2052		518,516	511,781

MFS Global Tactical Allocation Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 5.274%, 12/25/2054	$261,004	$262,973
Fannie Mae, UMBS, 2.5%, 1/01/2050 - 4/01/2052	929,079	792,601
Fannie Mae, UMBS, 2%, 2/01/2051 - 2/01/2052	660,382	539,360
Fannie Mae, UMBS, 3%, 12/01/2051 - 7/01/2052	703,023	624,199
Fannie Mae, UMBS, 6%, 12/01/2052 - 11/01/2053	395,432	406,506
Fannie Mae, UMBS, 5.5%, 11/01/2053	61,917	63,184
Freddie Mac, 1.372%, 3/25/2027 (i)	809,000	11,750
Freddie Mac, 0.57%, 1/25/2030 (i)	1,004,408	21,521
Freddie Mac, 1.797%, 4/25/2030 (i)	1,420,926	96,376
Freddie Mac, 1.838%, 4/25/2030 (i)	1,365,340	96,563
Freddie Mac, 1.666%, 5/25/2030 (i)	1,747,943	114,443
Freddie Mac, 1.798%, 5/25/2030 (i)	3,920,368	278,093
Freddie Mac, 1.341%, 6/25/2030 (i)	1,615,349	86,244
Freddie Mac, 1.597%, 8/25/2030 (i)	1,436,842	93,630
Freddie Mac, 1.168%, 9/25/2030 (i)	905,456	44,507
Freddie Mac, 1.079%, 11/25/2030 (i)	1,823,916	85,837
Freddie Mac, 0.32%, 1/25/2031 (i)	6,659,599	83,280
Freddie Mac, 0.509%, 3/25/2031 (i)	8,069,450	174,580
Freddie Mac, 0.937%, 7/25/2031 (i)	1,499,257	70,317
Freddie Mac, 0.536%, 9/25/2031 (i)	6,201,367	168,894
Freddie Mac, 0.855%, 9/25/2031 (i)	1,902,494	79,806
Freddie Mac, 0.567%, 12/25/2031 (i)	1,517,361	42,868
Freddie Mac, 5.5%, 5/01/2034 - 7/01/2037	10,298	10,584
Freddie Mac, 0.905%, 9/25/2034 (i)	1,094,107	74,673
Freddie Mac, 5%, 10/01/2036 - 7/01/2041	175,355	180,621
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042	344,774	347,619
Freddie Mac, 5.174%, 8/25/2054	517,631	520,660
Freddie Mac, 7.824%, 9/25/2055	109,839	114,861
Freddie Mac, UMBS, 3.5%, 1/01/2047 - 11/01/2049	477,503	448,103
Freddie Mac, UMBS, 3%, 6/01/2050 - 6/01/2053	1,365,446	1,212,396
Freddie Mac, UMBS, 2.5%, 10/01/2051 - 6/01/2052	1,253,784	1,063,809
Freddie Mac, UMBS, 2%, 1/01/2052 - 2/01/2052	1,778,145	1,442,213
Freddie Mac, UMBS, 4%, 5/01/2052	37,622	36,055
Freddie Mac, UMBS, 6%, 11/01/2052 - 2/01/2055	238,353	247,746
Freddie Mac, UMBS, 6.5%, 8/01/2053 - 11/01/2054	367,236	382,833
Freddie Mac, UMBS, 5.5%, 4/01/2054 - 11/01/2054	1,606,431	1,629,821
Ginnie Mae, 5%, 5/15/2040 - 4/20/2053	80,619	81,325
Ginnie Mae, 3.5%, 6/20/2043	330,558	311,504
Ginnie Mae, 4.148%, 10/20/2045	94,981	93,001
Ginnie Mae, 2.5%, 8/20/2051 - 8/20/2052	996,548	862,059
Ginnie Mae, 2%, 1/20/2052	295,623	244,907
Ginnie Mae, 3%, 4/20/2052 - 11/20/2052	351,217	316,090
Ginnie Mae, 4%, 8/20/2052	116,168	110,507
Ginnie Mae, 5.5%, 2/20/2053 - 10/20/2053	476,266	483,748
Ginnie Mae, 4.967%, 10/20/2054	202,917	203,155
UMBS, TBA, 2.5%, 1/01/2056	75,000	63,393
		$20,204,519
Municipals – 0.5%
Iowa Student Loan Liquidity Corp. Rev., Taxable, “A”, 5.08%, 12/01/2039	$120,000	$115,026
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.641%, 7/01/2037	260,000	228,119
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 4.949%, 7/01/2038	530,000	514,802
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “226”, 5.562%, 12/01/2052	440,000	453,063
Michigan Finance Authority, Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040	200,000	169,085
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034	275,000	290,597
		$1,770,692

MFS Global Tactical Allocation Portfolio
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Natural Gas - Distribution – 0.2%
Boston Gas Co., 5.843%, 1/10/2035 (n)		$357,000	$376,251
Engie S.A., 3.25%, 1/11/2032	EUR	100,000	116,896
Sempra, 6.875% to 10/01/2029, FLR (CMT - 5yr. + 2.789%) to 10/01/2054		$138,000	141,972
Vier Gas Transport GmbH, 3.625%, 9/08/2033	EUR	100,000	116,263
			$751,382
Network & Telecom – 0.3%
NTT Finance Corp., 5.171%, 7/16/2032 (n)		$346,000	$355,008
NTT Finance Corp., 3.678%, 7/16/2033	EUR	110,000	129,987
NTT Finance Corp., 4.091%, 7/16/2037		100,000	118,947
Orange S.A., 3.125%, 11/13/2031		200,000	233,245
			$837,187
Oils – 0.1%
Raizen Fuels Finance S.A., 6.45%, 3/05/2034 (n)		$325,000	$265,082
Other Banks & Diversified Financials – 0.9%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)		$400,000	$424,786
AIB Group PLC, 3.75% to 3/20/2032, FLR (EUR ICE Swap Rate - 1yr. + 1.25%) to 3/20/2033	EUR	130,000	154,836
AIB Group PLC, 5.871% to 3/28/2034, FLR (SOFR - 1 day + 1.91%) to 3/28/2035 (n)		$200,000	211,070
BPCE S.A., 2.277% to 1/20/2031, FLR (SOFR - 1 day + 1.312%) to 1/20/2032 (n)		300,000	265,811
CaixaBank S.A., 3.375%, 6/26/2035	EUR	300,000	345,976
CBQ Finance Ltd., 4.625%, 9/10/2030		$400,000	400,546
Deutsche Bank AG, 3%, 2/07/2031	EUR	200,000	233,613
M&T Bank Corp., 6.082% to 3/13/2031, FLR (SOFR - 1 day + 2.26%) to 3/13/2032		$227,000	241,136
Macquarie Bank Ltd., 5.642% to 8/13/2035, FLR (CMT - 1yr. + 1.45%) to 8/13/2036 (n)		245,000	248,323
SNB Funding Ltd., 6% to 6/24/2030, FLR (CMT - 5yr. + 2%) to 6/24/2035		315,000	324,226
			$2,850,323
Pharmaceuticals – 0.4%
AbbVie, Inc., 4.875%, 3/15/2030		$78,000	$80,365
AbbVie, Inc., 5.35%, 3/15/2044		184,000	181,833
AbbVie, Inc., 5.4%, 3/15/2054		131,000	127,354
BMS Ireland Capital Funding DAC, 3.363%, 11/10/2033	EUR	180,000	209,046
Eli Lilly & Co., 5.5%, 2/12/2055		$283,000	283,241
Merck & Co. Inc., 4.75%, 12/04/2035		274,000	272,976
Sandoz Finance B.V., 4%, 3/26/2035	EUR	140,000	166,152
			$1,320,967
Pollution Control – 0.1%
Biffa Group Holdings Ltd., 7.375%, 6/15/2031	GBP	170,000	$231,127
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)		$182,000	178,968
			$410,095
Precious Metals & Minerals – 0.1%
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)		$217,000	$229,702
Printing & Publishing – 0.1%
News Corp., 3.875%, 5/15/2029 (n)		$352,000	$341,534
Railroad & Shipping – 0.2%
Burlington Northern Sante Fe LLC, 5.5%, 3/15/2055		$366,000	$359,920
Union Pacific Corp., 3.25%, 2/05/2050		517,000	357,958
			$717,878

MFS Global Tactical Allocation Portfolio
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Real Estate - Office – 0.2%
Boston Properties LP, REIT, 2.75%, 10/01/2026		$194,000	$191,974
COPT Defense Properties, 4.5%, 10/15/2030		118,000	117,427
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		95,000	94,580
Cousins Properties, Inc., REIT, 5.875%, 10/01/2034		142,000	148,248
Highwoods Realty LP, 5.35%, 1/15/2033		237,000	236,822
			$789,051
Real Estate - Retail – 0.5%
Choice Properties, REIT, 5.03%, 2/28/2031	CAD	433,000	$331,402
Hammerson PLC, 3.5%, 4/15/2032	EUR	260,000	300,210
Hammerson PLC, 5.875%, 10/08/2036	GBP	100,000	135,218
Klepierre S.A., 3.75%, 9/30/2037	EUR	100,000	116,196
STORE Capital Corp., REIT, 2.75%, 11/18/2030		$501,000	456,118
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)		169,000	166,334
			$1,505,478
Retailers – 0.1%
El Corte Inglés S.A., 3.5%, 7/24/2033	EUR	100,000	$115,383
Home Depot, Inc., 4.875%, 2/15/2044		$178,000	166,282
Home Depot, Inc., 3.625%, 4/15/2052		109,000	79,555
			$361,220
Specialty Chemicals – 0.1%
Linde PLC, 3.4%, 2/14/2036	EUR	200,000	$229,001
Linde PLC, 3.75%, 11/20/2038		100,000	115,367
			$344,368
Specialty Stores – 0.1%
DICK'S Sporting Goods, 4.1%, 1/15/2052		$309,000	$225,773
Supermarkets – 0.2%
Eroski Sociedad Cooperativa, 5.75%, 5/15/2031	EUR	100,000	$121,835
Kroger Co., 5.5%, 9/15/2054		$167,000	159,034
Tesco Corporate Treasury Services PLC, 3.375%, 5/06/2032	EUR	140,000	163,942
Tesco Corporate Treasury Services PLC, 5.125%, 5/22/2034	GBP	160,000	211,541
			$656,352
Supranational – 1.3%
African Development Bank, 5.875% to 8/07/2035, FLR (CMT - 5yr. + 1.653%) to 8/07/2174		$200,000	$199,555
Corporacion Andina de Fomento, 6.75%, 12/17/2173 (n)		200,000	205,500
European Union, 3.125%, 12/05/2028	EUR	630,000	756,361
European Union, 2.75%, 12/13/2032		2,640,000	3,077,571
			$4,238,987
Telecommunications - Wireless – 0.3%
America Movil B.V., 3%, 9/30/2030	EUR	300,000	$350,304
American Tower Corp., 3.625%, 5/30/2032		210,000	248,319
T-Mobile USA, Inc., 5.05%, 7/15/2033		$246,000	251,031
			$849,654
Telephone Services – 0.0%
Deutsche Telekom AG, 3.625%, 2/03/2045	EUR	150,000	$161,984

MFS Global Tactical Allocation Portfolio
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Tobacco – 0.1%
B.A.T. International Finance PLC, 4.125%, 4/12/2032	EUR	167,000	$201,597
Japan Tobacco, Inc., 5.25%, 6/15/2030 (n)		$267,000	277,024
			$478,621
Transportation - Services – 0.3%
Aeroporti Di Roma S.p.A, 3.625%, 6/15/2032	EUR	136,000	$160,001
DSV Finance B.V., 3.375%, 11/06/2034		100,000	115,041
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)		$78,000	78,691
Element Fleet Management Corp., 5.037%, 3/25/2030 (n)		268,000	273,900
Heathrow Funding Ltd., 3.875%, 1/16/2038	EUR	136,000	157,562
Heathrow Funding Ltd., 5.875%, 5/13/2041	GBP	110,000	146,348
Transurban Finance Co. Pty Ltd., 4.033%, 11/26/2037	EUR	100,000	116,699
			$1,048,242
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 5.31%, 5/01/2027		$3,148	$3,149
U.S. Treasury Obligations – 2.5%
U.S. Treasury Bonds, 3.875%, 5/15/2043 (f)		$2,619,000	$2,349,427
U.S. Treasury Bonds, 4.875%, 8/15/2045		236,000	238,286
U.S. Treasury Bonds, 4.75%, 11/15/2053 (f)		739,000	725,461
U.S. Treasury Notes, 4%, 3/31/2030 (f)		2,577,000	2,609,817
U.S. Treasury Notes, 2.75%, 8/15/2032 (f)		1,063,000	990,874
U.S. Treasury Notes, 4.25%, 5/15/2035 (f)		1,324,000	1,334,965
U.S. Treasury Notes, 4.625%, 11/15/2045		87,000	85,015
			$8,333,845
Utilities - Electric Power – 2.2%
Adani Electricity Mumbai Ltd., 3.949%, 2/12/2030 (n)		$422,000	$393,064
AEP Texas, Inc., 5.7%, 5/15/2034		277,000	288,731
AEP Transmission Co. LLC, 5.375%, 6/15/2035		218,000	224,840
Amprion GmbH, 3.875%, 6/05/2036	EUR	200,000	234,163
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043		$79,000	75,851
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053		76,000	63,989
Bruce Power LP, 2.68%, 12/21/2028	CAD	187,000	134,124
Bruce Power LP, 4.27%, 12/21/2034		410,000	297,146
Duke Energy Florida LLC, 6.2%, 11/15/2053		$278,000	297,428
E.ON International Finance B.V., 3.5%, 9/03/2035	EUR	450,000	520,474
E.ON International Finance B.V., 5.875%, 10/30/2037	GBP	200,000	273,423
Elia Transmission Belgium S.A., 3.5%, 10/08/2035	EUR	100,000	115,452
Emera U.S. Finance LP, 2.639%, 6/15/2031		$449,000	405,750
Enel Finance International N.V., 2.5%, 7/12/2031 (n)		230,000	206,889
EPH Financing International A.S., 4.625%, 7/02/2032	EUR	273,000	326,446
Eversource Energy, 4.45%, 12/15/2030		$110,000	109,384
Eversource Energy, 5.5%, 1/01/2034		253,000	260,030
Georgia Power Co., 4.95%, 5/17/2033		247,000	251,831
Hydro One, Inc., 4.25%, 1/04/2035	CAD	493,000	363,273
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		$184,000	165,281
Jersey Central Power & Light Co., 5.1%, 1/15/2035		74,000	74,831
National Grid North America, Inc., 3.917%, 6/03/2035	EUR	250,000	294,355
Northern States Power Co. of Minnesota, 5.05%, 5/15/2035		$225,000	229,251
Oncor Electric Delivery Co. LLC, 5.35%, 4/01/2035 (n)		179,000	184,543
Pacific Gas & Electric Co., 6.1%, 1/15/2029		68,000	71,119
Pacific Gas & Electric Co., 6.4%, 6/15/2033		53,000	57,155
PPL Electric Utilities Corp. 1st Mortgage, 5.25%, 5/15/2053		337,000	322,878
PSEG Power LLC, 5.2%, 5/15/2030 (n)		320,000	327,273

MFS Global Tactical Allocation Portfolio
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Terna Rete Elettrica Nazionale S.p.A., 3%, 7/22/2031	EUR	260,000	$301,992
Xcel Energy, Inc., 5.5%, 3/15/2034		$155,000	159,824
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)		73,000	74,797
XPLR Infrastructure Operating Partners LP, 8.375%, 1/15/2031 (n)		155,000	162,693
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/2033 (n)		35,000	36,820
			$7,305,100
Utilities - Gas – 0.5%
APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)		$124,000	$124,959
APA Infrastructure Ltd., 2.5%, 3/15/2036	GBP	390,000	398,254
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)		$102,000	101,325
EP Infrastructure A.S., 2.045%, 10/09/2028	EUR	333,000	377,933
EP Infrastructure A.S., 4.125%, 2/27/2033		367,000	425,738
Spire, Inc., 6.25%, 6/01/2056		$314,000	312,439
			$1,740,648
Utilities - Other – 0.1%
Severn Trent Utilities Finance PLC, 3.875%, 8/04/2035	EUR	230,000	$269,382
Severn Trent Utilities Finance PLC, 3.875%, 8/04/2037		190,000	218,982
			$488,364
Total Bonds (Identified Cost, $197,798,075)			$199,714,818
Common Stocks – 34.5%
Aerospace & Defense – 0.6%
Boeing Co. (a)		911	$197,796
General Dynamics Corp. (f)		2,767	931,538
L3Harris Technologies, Inc.		1,924	564,829
Leidos Holdings, Inc.		2,309	416,544
			$2,110,707
Airlines – 0.1%
Ryanair Holdings PLC		5,103	$177,213
Alcoholic Beverages – 0.7%
Ambev S.A.		301,800	$759,787
Diageo PLC		28,201	607,469
Heineken N.V.		7,691	629,135
Kirin Holdings Co. Ltd.		11,800	177,482
			$2,173,873
Apparel Manufacturers – 0.1%
Chow Tai Fook Jewellery Group		66,800	$106,198
Compagnie Financiere Richemont S.A.		970	209,342
			$315,540
Automotive – 0.8%
Aptiv PLC (a)		10,220	$777,640
Compagnie Generale des Etablissements Michelin		19,735	654,489
Lear Corp.		5,411	620,100
LKQ Corp. (f)		16,645	502,679
PT Astra International Tbk		398,900	160,278
			$2,715,186

MFS Global Tactical Allocation Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Broadcasting – 0.5%
Omnicom Group, Inc. (f)	15,815	$1,277,061
Publicis Groupe S.A.	4,707	488,310
		$1,765,371
Brokerage & Asset Managers – 1.0%
Charles Schwab Corp. (f)	24,866	$2,484,362
CME Group, Inc.	2,763	754,520
IG Group Holdings PLC	6,056	107,346
		$3,346,228
Business Services – 0.6%
Accenture PLC, “A”	1,259	$337,790
Cognizant Technology Solutions Corp., “A”	2,215	183,845
Fidelity National Information Services, Inc.	4,225	280,793
Fiserv, Inc. (a)	4,023	270,225
Sodexo	10,821	554,362
Tata Consultancy Services Ltd.	5,161	184,104
Verisk Analytics, Inc., “A”	545	121,911
		$1,933,030
Chemicals – 0.3%
FUJIFILM Holdings Corp.	14,600	$311,686
PPG Industries, Inc.	5,922	606,768
		$918,454
Computer Software – 0.4%
Microsoft Corp. (f)	2,371	$1,146,663
Computer Software - Systems – 1.7%
Amadeus IT Group S.A.	8,809	$646,129
Cap Gemini S.A.	6,003	994,173
Hitachi Ltd.	31,700	983,449
Hon Hai Precision Industry Co. Ltd.	88,000	639,384
Lenovo Group Ltd.	78,000	92,488
NEC Corp.	23,000	775,539
Samsung Electronics Co. Ltd.	15,553	1,294,509
Seagate Technology Holdings PLC	900	247,851
		$5,673,522
Conglomerates – 0.1%
Honeywell International, Inc. (f)	2,102	$410,079
Construction – 0.7%
Anhui Conch Cement Co. Ltd.	67,500	$190,941
Compagnie de Saint-Gobain S.A.	4,696	476,705
Masco Corp. (f)	13,209	838,243
Midea Group Co. Ltd., “A”	21,300	238,203
Techtronic Industries Co. Ltd.	52,500	603,161
		$2,347,253
Consumer Products – 1.2%
Colgate-Palmolive Co.	13,227	$1,045,197
Haleon PLC	83,904	423,893
Kenvue, Inc. (f)	73,911	1,274,965
Kimberly-Clark Corp. (f)	7,369	743,458

MFS Global Tactical Allocation Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – continued
Reckitt Benckiser Group PLC	5,752	$465,360
		$3,952,873
Consumer Services – 0.1%
Airbnb, Inc., “A” (a)	1,657	$224,888
Containers – 0.1%
Smurfit Westrock PLC	8,289	$320,536
Electrical Equipment – 1.0%
Amphenol Corp., “A”	876	$118,383
Eaton Corp. PLC	1,164	370,745
Johnson Controls International PLC	3,447	412,778
Legrand S.A.	2,952	438,685
Mitsubishi Electric Corp.	35,000	1,024,483
Schneider Electric SE	3,740	1,025,139
		$3,390,213
Electronics – 0.9%
Intel Corp. (a)	18,556	$684,717
Kyocera Corp.	53,600	751,611
Lam Research Corp.	2,202	376,938
MediaTek, Inc.	4,000	181,246
NVIDIA Corp.	1,064	198,436
NXP Semiconductors N.V.	4,057	880,613
		$3,073,561
Energy - Independent – 0.6%
ConocoPhillips (f)	10,553	$987,866
Phillips 66	7,116	918,249
Woodside Energy Group Ltd.	12,800	200,431
		$2,106,546
Energy - Integrated – 1.8%
Cenovus Energy, Inc.	24,609	$416,321
Chevron Corp.	3,642	555,077
Eni S.p.A.	82,062	1,556,530
Exxon Mobil Corp. (f)	7,194	865,726
PetroChina Co. Ltd.	488,000	524,304
Suncor Energy, Inc.	19,687	873,798
TotalEnergies SE	19,520	1,272,272
		$6,064,028
Engineering - Construction – 0.1%
Doosan Bobcat, Inc.	4,328	$172,503
Food & Beverages – 0.5%
Danone S.A.	7,204	$650,030
General Mills, Inc. (f)	9,246	429,939
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	21,300	87,173
PepsiCo, Inc.	1,788	256,614
WH Group Ltd.	160,000	178,242
		$1,601,998

MFS Global Tactical Allocation Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Drug Stores – 0.8%
Albertsons Cos., Inc., “A”	10,456	$179,529
Seven & I Holdings Co. Ltd.	48,500	696,816
Tesco PLC	314,227	1,871,299
		$2,747,644
Gaming & Lodging – 0.1%
Brightstar Lottery PLC	9,587	$148,407
FDJ United	3,607	100,124
OPAP S.A.	1,793	40,246
		$288,777
Health Maintenance Organizations – 0.8%
Cigna Group (f)	7,782	$2,141,840
Humana, Inc.	1,851	474,096
		$2,615,936
Insurance – 1.8%
Aon PLC (s)	4,028	$1,421,401
Chubb Ltd.	3,689	1,151,411
Corebridge Financial, Inc.	7,643	230,589
DB Insurance Co. Ltd.	892	81,178
Equitable Holdings, Inc.	7,022	334,598
Hartford Insurance Group, Inc.	2,595	357,591
Manulife Financial Corp.	16,550	600,963
MetLife, Inc.	6,187	488,402
Sompo Holdings, Inc.	8,100	275,930
Willis Towers Watson PLC	2,967	974,956
		$5,917,019
Interactive Media Services – 0.1%
Baidu, Inc., ADR (a)	1,780	$232,575
Leisure & Toys – 0.3%
Electronic Arts, Inc.	2,868	$586,018
NetEase, Inc.	14,300	394,308
		$980,326
Machinery & Tools – 0.4%
AGCO Corp.	1,732	$180,682
Daikin Industries Ltd.	1,700	217,926
Finning International, Inc.	5,557	301,100
GEA Group AG	1,840	124,985
Regal Rexnord Corp.	2,920	409,734
Wabtec Corp.	940	200,643
		$1,435,070
Major Banks – 4.3%
ABN AMRO Group N.V., GDR	25,347	$884,737
Banca Mediolanum S.p.A.	4,821	109,775
Bank of America Corp. (s)	29,041	1,597,255
BNP Paribas S.A.	21,148	2,001,142
DBS Group Holdings Ltd.	8,850	387,315
Goldman Sachs Group, Inc. (s)	799	702,321
JPMorgan Chase & Co. (f)	2,137	688,584
Mitsubishi UFJ Financial Group, Inc.	74,500	1,183,082

MFS Global Tactical Allocation Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
National Bank of Greece S.A.	17,353	$264,314
NatWest Group PLC	332,092	2,896,494
PNC Financial Services Group, Inc.	2,579	538,315
Regions Financial Corp.	5,090	137,939
UBS Group AG	49,910	2,307,193
Wells Fargo & Co.	4,679	436,083
		$14,134,549
Medical & Health Technology & Services – 0.2%
Fresenius Medical Care AG	2,723	$130,435
ICON PLC (a)	3,737	680,956
		$811,391
Medical Equipment – 1.5%
Agilent Technologies, Inc.	3,391	$461,413
Becton, Dickinson and Co. (f)	10,910	2,117,304
Medtronic PLC (f)	22,031	2,116,298
Waters Corp. (a)	788	299,306
		$4,994,321
Metals & Mining – 0.9%
Glencore PLC	145,019	$788,865
Rio Tinto PLC	12,874	1,027,151
Toyota Tsusho Corp.	25,300	851,840
Vale S.A.	20,600	269,345
		$2,937,201
Natural Gas - Distribution – 0.2%
Atmos Energy Corp.	3,708	$621,572
Natural Gas - Pipeline – 0.0%
APA Group	18,847	$112,821
Network & Telecom – 0.2%
LM Ericsson Telephone Co., “B”	54,813	$535,094
Oil Services – 0.1%
Tenaris S.A.	23,116	$445,912
Other Banks & Diversified Financials – 1.3%
China Construction Bank Corp.	760,000	$749,007
Grupo Financiero Banorte S.A. de C.V.	12,891	119,507
Julius Baer Group Ltd.	8,837	690,865
Kasikornbank PLC	31,900	196,939
M&T Bank Corp.	931	187,578
Northern Trust Corp. (f)	14,830	2,025,630
Popular, Inc.	2,099	261,367
Sberbank of Russia PJSC (a)(u)	137,348	0
		$4,230,893
Pharmaceuticals – 3.0%
AbbVie, Inc. (f)	4,821	$1,101,550
Johnson & Johnson (f)	11,703	2,421,936
Pfizer, Inc. (f)	96,358	2,399,314
Roche Holding AG	6,764	2,795,345

MFS Global Tactical Allocation Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Sandoz Group AG	3,915	$285,331
Sanofi S.A.	10,121	981,917
		$9,985,393
Printing & Publishing – 0.2%
Informa PLC	51,394	$609,627
Wolters Kluwer N.V.	1,772	183,964
		$793,591
Railroad & Shipping – 0.3%
Union Pacific Corp.	3,038	$702,750
Yangzijian Shipbuilding Holdings Ltd.	73,900	200,072
		$902,822
Real Estate – 0.0%
NNN REIT, Inc.	3,077	$121,942
Real Estate - Office – 0.1%
Cousins Properties, Inc., REIT	4,418	$113,896
Highwoods Properties, Inc., REIT	8,148	210,381
		$324,277
Restaurants – 0.2%
Aramark	17,504	$645,197
Specialty Chemicals – 0.4%
Akzo Nobel N.V.	6,739	$468,049
Axalta Coating Systems Ltd. (a)	8,016	258,997
Nitto Denko Corp.	10,000	237,610
Shin-Etsu Chemical Co. Ltd.	7,600	236,433
		$1,201,089
Specialty Stores – 0.3%
Bath & Body Works, Inc.	4,372	$87,790
Home Depot, Inc.	1,026	353,047
Shimamura Co. Ltd.	2,600	169,637
Tapestry, Inc.	3,329	425,346
Vipshop Holdings Ltd., ADR	4,463	78,951
		$1,114,771
Telecom Services – 0.8%
Comcast Corp., “A”	36,241	$1,083,244
Hellenic Telecommunications Organization S.A.	15,450	306,124
KDDI Corp.	51,500	890,499
Koninklijke KPN N.V.	102,397	479,029
		$2,758,896
Tobacco – 1.0%
Altria Group, Inc.	5,587	$322,146
British American Tobacco PLC	28,815	1,633,167
Philip Morris International, Inc.	7,960	1,276,784
		$3,232,097

MFS Global Tactical Allocation Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 1.3%
CLP Holdings Ltd.	25,000	$223,374
Duke Energy Corp.	3,551	416,213
E.ON SE	44,426	841,877
Edison International (f)	8,455	507,469
National Grid PLC	89,308	1,376,336
PG&E Corp. (f)	49,638	797,683
Xcel Energy, Inc.	1,090	80,508
		$4,243,460
Total Common Stocks (Identified Cost, $74,750,912)		$114,304,901
Preferred Stocks – 0.5%
Computer Software - Systems – 0.1%
Samsung Electronics Co. Ltd.	4,506	$276,526
Consumer Products – 0.4%
Henkel AG & Co. KGaA	15,134	$1,237,514
Total Preferred Stocks (Identified Cost, $1,100,877)		$1,514,040
Convertible Preferred Stocks – 0.3%
Aerospace & Defense – 0.1%
Boeing Co., 6%, 10/15/2027	4,275	$295,231
Utilities - Electric Power – 0.2%
NextEra Energy, Inc., 7.234%, 11/01/2027	10,149	$494,764
PG&E Corp., 6%, 12/01/2027	6,840	280,440
		$775,204
Total Convertible Preferred Stocks (Identified Cost, $991,710)		$1,070,435
Convertible Bonds – 0.0%
Utilities - Electric Power – 0.0%
PG&E Corp., 4.25%, 12/01/2027 (Identified Cost, $97,000)	$97,000	$99,677
Mutual Funds (h) – 2.9%
Money Market Funds – 2.9%
MFS Institutional Money Market Portfolio, 3.82% (v) (Identified Cost, $9,456,753)	9,456,348	$9,458,239

Underlying/Expiration Date/Exercise Price (Rate)	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
Euro Stoxx 50 Index – 6/19/2026 @ EUR 4,900	Put	Goldman Sachs International	$6,806,065	100	$58,760
Euro Stoxx 50 Index – 2/20/2026 @ EUR 4,800	Put	Goldman Sachs International	5,172,609	76	5,269
iShares MSCI Emerging Market ETF – 6/18/2026 @ $43	Put	Merrill Lynch International	10,394,900	1,900	1,900
S&P 500 Index – 9/18/2026 @ $6,050	Put	Merrill Lynch International	4,791,850	7	102,340
					$168,269

MFS Global Tactical Allocation Portfolio
Portfolio of Investments – continued
Underlying/Expiration Date/Exercise Price (Rate)	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – continued
OTC Swaptions – 0.0%
iTraxx Europe Main Series 44 Index Credit Default Swap - Fund pays 1%, Fund receives notional amount upon a defined credit event of an index constituent – 1/21/2026 @ 0.6%	Put	BNP Paribas	$30,870,000	N/A	$4,199
Total Purchased Options (Premiums Paid, $775,478)					$172,468
Written Options (see table below) – (0.0)%
(Premiums Received, $49,526)					$(1,481)
Other Assets, Less Liabilities – 1.4%					4,553,573
Net Assets – 100.0%					$330,886,670

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $9,458,239 and
$316,876,339, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $47,404,246, representing 14.3% of net assets.

(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.
(u)
The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
CFRR	China Fixing Repo Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
CPI-U	Consumer Price Index - Urban Consumers
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

GDR	Global Depositary Receipt
HICP	Harmonized Index of Consumer Prices
ICE	Intercontinental Exchange
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso

MFS Global Tactical Allocation Portfolio
Portfolio of Investments – continued
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Derivative Contracts at 12/31/25
Written Options
Underlying	Put/ Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
OTC Swaptions
iTraxx Europe Main Series 44 Index Credit Default Swap - Fund pays 1%, Fund receives notional amount upon a defined credit event of an index constituent	Put	BNP Paribas	N/A	$(30,870,000)	0.7%	1/21/2026	$(1,481)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	2,492,327	USD	1,627,782	Barclays Bank PLC	1/16/2026	$35,600
AUD	467,696	USD	310,405	Citibank N.A.	1/16/2026	1,736
AUD	5,532,000	USD	3,565,833	Deutsche Bank AG	2/12/2026	126,556
AUD	11,505,000	USD	7,636,835	HSBC Bank	2/12/2026	42,293
AUD	2,058,431	USD	1,361,804	JPMorgan Chase Bank N.A.	1/16/2026	11,996
AUD	2,609,000	USD	1,724,561	Morgan Stanley Capital Services LLC	2/12/2026	16,842
AUD	2,251,340	USD	1,484,415	State Street Corp.	1/16/2026	18,133
AUD	200,989	USD	130,323	UBS AG	1/16/2026	3,817
CAD	5,485,607	USD	3,949,878	Citibank N.A.	1/16/2026	49,340
CAD	104,809	USD	76,146	Goldman Sachs International	1/16/2026	264
CAD	545,525	USD	395,289	HSBC Bank	1/16/2026	2,420
CAD	7,161,000	USD	5,185,163	HSBC Bank	2/12/2026	41,674

MFS Global Tactical Allocation Portfolio
Portfolio of Investments – continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
CAD	1,201,088	USD	866,600	JPMorgan Chase Bank N.A.	1/16/2026	$9,038
CAD	3,499,503	USD	2,514,436	State Street Corp.	1/16/2026	36,836
CAD	1,781,144	USD	1,268,484	UBS AG	1/16/2026	30,039
CHF	425,838	USD	536,937	Citibank N.A.	1/16/2026	1,252
CHF	726,441	USD	912,912	Merrill Lynch International	1/16/2026	5,189
CLP	801,900,875	USD	859,159	JPMorgan Chase Bank N.A.	2/19/2026	32,386
CNH	7,042,000	USD	999,355	HSBC Bank	1/16/2026	10,776
CNH	3,022,000	USD	430,396	Merrill Lynch International	1/16/2026	3,090
CNH	68,507,572	USD	9,642,895	State Street Corp.	1/16/2026	184,087
CNY	4,241,000	USD	601,341	Citibank N.A.	2/12/2026	6,625
COP	1,149,784,960	USD	278,621	Citibank N.A.	2/12/2026	20,294
CZK	22,358,923	USD	1,062,826	State Street Corp.	1/16/2026	24,998
DKK	3,062,524	USD	477,730	State Street Corp.	1/16/2026	4,442
EUR	892,488	USD	1,038,611	Barclays Bank PLC	1/16/2026	10,788
EUR	1,455,446	USD	1,689,280	Citibank N.A.	1/16/2026	22,053
EUR	1,640,362	USD	1,908,988	HSBC Bank	1/16/2026	19,769
EUR	533,000	USD	622,503	HSBC Bank	2/12/2026	5,004
EUR	2,619,815	USD	3,056,423	JPMorgan Chase Bank N.A.	1/16/2026	23,988
EUR	902,692	USD	1,047,429	Merrill Lynch International	1/16/2026	13,968
EUR	365,014	USD	427,478	Morgan Stanley Capital Services LLC	1/16/2026	1,710
EUR	831,543	USD	971,590	State Street Corp.	1/16/2026	6,149
GBP	222,876	USD	290,233	Goldman Sachs International	1/16/2026	10,189
GBP	1,227,817	USD	1,643,403	HSBC Bank	1/16/2026	11,615
GBP	110,679	USD	145,467	JPMorgan Chase Bank N.A.	1/16/2026	3,722
GBP	76,729	USD	102,738	Merrill Lynch International	1/16/2026	687
GBP	1,200,000	USD	1,616,367	Morgan Stanley Capital Services LLC	2/12/2026	1,071
GBP	2,377,092	USD	3,174,664	State Street Corp.	1/16/2026	29,503
HUF	54,010,339	USD	159,490	Merrill Lynch International	1/16/2026	5,546
IDR	17,525,797,000	USD	1,045,692	JPMorgan Chase Bank N.A.	1/30/2026	5,067
ILS	1,037,395	USD	318,079	HSBC Bank	1/20/2026	7,656
ILS	139,194	USD	42,034	State Street Corp.	1/20/2026	1,672
JPY	280,138,363	USD	1,789,513	HSBC Bank	1/16/2026	543
KRW	361,982,000	USD	246,826	Barclays Bank PLC	2/12/2026	4,802
KRW	3,055,119,495	USD	2,087,620	Citibank N.A.	1/16/2026	33,929
MXN	8,557,115	USD	457,820	Barclays Bank PLC	1/16/2026	16,888
MXN	9,384,310	USD	501,878	Goldman Sachs International	1/16/2026	18,719
MYR	3,771,020	USD	898,397	Barclays Bank PLC	1/15/2026	31,136
NOK	10,045,000	USD	980,557	Deutsche Bank AG	2/12/2026	16,011
NOK	152,639,623	USD	14,970,050	HSBC Bank	2/12/2026	173,387
PLN	2,249,751	USD	610,001	Merrill Lynch International	1/16/2026	16,636
PLN	228,928	USD	62,547	UBS AG	1/16/2026	1,218
RON	1,057,543	USD	239,091	Morgan Stanley Capital Services LLC	1/16/2026	4,794
SEK	39,158,000	USD	4,198,753	Citibank N.A.	2/12/2026	63,118
SEK	8,436,328	USD	888,290	State Street Corp.	1/16/2026	28,585
SEK	127,609,497	USD	13,499,083	State Street Corp.	2/12/2026	389,653
SGD	817,672	USD	633,127	Barclays Bank PLC	1/16/2026	3,476
THB	79,402,429	USD	2,443,152	JPMorgan Chase Bank N.A.	1/16/2026	79,892
ZAR	3,209,823	USD	186,845	Citibank N.A.	1/16/2026	6,848
ZAR	5,485,541	USD	313,015	Merrill Lynch International	1/16/2026	18,002
ZAR	2,891,559	USD	164,081	State Street Corp.	1/16/2026	10,406
USD	547,422	BRL	3,004,208	Barclays Bank PLC	2/03/2026	3,316
USD	769,684	CHF	606,000	Morgan Stanley Capital Services LLC	2/12/2026	1,572
USD	4,105,408	CHF	3,217,000	State Street Corp.	2/12/2026	27,825

MFS Global Tactical Allocation Portfolio
Portfolio of Investments – continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
USD	521,962	DKK	3,297,300	State Street Corp.	2/12/2026	$1,999
USD	480,738	EUR	408,574	HSBC Bank	1/16/2026	332
USD	23,564,148	EUR	20,000,000	HSBC Bank	2/12/2026	17,901
USD	102,929	EUR	87,406	Merrill Lynch International	1/16/2026	156
USD	103,067	EUR	87,572	Morgan Stanley Capital Services LLC	1/16/2026	99
USD	103,168	EUR	87,399	NatWest Markets PLC	1/16/2026	403
USD	31,786,173	EUR	26,978,800	State Street Corp.	2/12/2026	23,699
USD	989,527	GBP	731,346	HSBC Bank	2/12/2026	3,771
USD	796,384	IDR	12,966,131,000	Citibank N.A.	2/12/2026	19,119
USD	559,178	JPY	87,244,745	Barclays Bank PLC	1/16/2026	1,693
USD	17,242,533	JPY	2,502,085,490	Deutsche Bank AG	2/12/2026	1,216,629
USD	496,277	JPY	75,664,663	HSBC Bank	1/16/2026	12,788
USD	567,242	JPY	88,233,000	HSBC Bank	2/12/2026	2,108
USD	1,076,463	JPY	162,010,441	JPMorgan Chase Bank N.A.	1/16/2026	41,233
USD	2,501,138	JPY	388,539,611	Morgan Stanley Capital Services LLC	1/16/2026	18,409
USD	3,109,135	JPY	465,822,000	Morgan Stanley Capital Services LLC	2/12/2026	125,537
USD	288,961	JPY	44,869,662	NatWest Markets PLC	1/16/2026	2,248
USD	210,128	JPY	32,793,402	State Street Corp.	1/16/2026	581
USD	103,879	JPY	16,217,222	UBS AG	1/16/2026	253
USD	6,228,274	KRW	8,854,747,844	Barclays Bank PLC	1/16/2026	79,321
USD	517,841	KRW	745,536,231	Citibank N.A.	1/16/2026	123
USD	2,296,921	KRW	3,156,538,970	JPMorgan Chase Bank N.A.	2/12/2026	102,690
USD	1,391,914	KRW	1,964,533,699	Morgan Stanley Capital Services LLC	1/16/2026	27,694
USD	2,340,511	NOK	23,331,000	Goldman Sachs International	2/12/2026	25,834
USD	225,343	NZD	388,031	HSBC Bank	1/16/2026	1,844
USD	3,094,858	NZD	5,343,000	HSBC Bank	2/12/2026	14,170
USD	243,687	NZD	422,327	State Street Corp.	1/16/2026	434
USD	8,483,590	NZD	14,383,032	State Street Corp.	2/12/2026	190,564
USD	404,547	SGD	512,722	State Street Corp.	2/12/2026	4,657
						$3,786,925
Liability Derivatives
CHF	2,731,000	USD	3,463,398	Citibank N.A.	2/12/2026	$(1,826)
EUR	79,325	USD	93,319	Goldman Sachs International	1/16/2026	(48)
EUR	6,680,000	USD	7,905,777	Merrill Lynch International	2/12/2026	(41,330)
EUR	571,171	USD	672,430	Morgan Stanley Capital Services LLC	1/16/2026	(840)
EUR	368,000	USD	433,277	Morgan Stanley Capital Services LLC	2/12/2026	(26)
INR	64,196,969	USD	721,460	JPMorgan Chase Bank N.A.	1/30/2026	(8,646)
JPY	315,793,826	USD	2,028,644	HSBC Bank	1/16/2026	(10,754)
JPY	1,558,429,297	USD	10,356,068	JPMorgan Chase Bank N.A.	1/16/2026	(397,861)
JPY	391,790,000	USD	2,708,879	JPMorgan Chase Bank N.A.	2/12/2026	(199,456)
JPY	134,881,690	USD	889,082	State Street Corp.	1/16/2026	(27,202)
NOK	2,326,303	USD	233,096	Barclays Bank PLC	1/16/2026	(2,288)
NOK	14,934,000	USD	1,493,476	Goldman Sachs International	2/12/2026	(11,868)
NOK	10,656,893	USD	1,058,117	Merrill Lynch International	1/16/2026	(775)
NZD	169,747	USD	97,934	Citibank N.A.	1/16/2026	(163)
NZD	7,305,000	USD	4,248,012	HSBC Bank	2/12/2026	(36,066)
USD	1,486,562	AUD	2,300,109	Barclays Bank PLC	1/16/2026	(48,535)
USD	8,423,704	AUD	12,810,767	HSBC Bank	2/12/2026	(126,970)
USD	210,014	AUD	324,772	JPMorgan Chase Bank N.A.	1/16/2026	(6,739)
USD	1,303,346	AUD	1,998,465	State Street Corp.	1/16/2026	(30,435)
USD	1,252,462	BRL	7,002,000	JPMorgan Chase Bank N.A.	2/03/2026	(15,702)
USD	2,532,905	CAD	3,510,000	JPMorgan Chase Bank N.A.	2/12/2026	(29,055)
USD	104,336	CAD	146,980	Morgan Stanley Capital Services LLC	1/16/2026	(2,818)

MFS Global Tactical Allocation Portfolio
Portfolio of Investments – continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
USD	9,434,738	CAD	13,166,410	State Street Corp.	1/16/2026	$(164,080)
USD	7,800,050	CAD	10,732,830	State Street Corp.	2/12/2026	(33,876)
USD	353,096	CAD	492,033	UBS AG	1/16/2026	(5,615)
USD	13,909,383	CHF	10,990,692	HSBC Bank	2/12/2026	(21,439)
USD	213,548	CHF	169,334	JPMorgan Chase Bank N.A.	1/16/2026	(463)
USD	104,013	CNH	736,890	Citibank N.A.	1/16/2026	(1,689)
USD	1,083,865	CNH	7,690,000	Merrill Lynch International	1/16/2026	(19,217)
USD	103,802	CNH	731,502	Morgan Stanley Capital Services LLC	1/16/2026	(1,127)
USD	371,230	CNH	2,611,478	State Street Corp.	1/16/2026	(3,370)
USD	18,475,328	CNY	130,880,675	Citibank N.A.	2/12/2026	(286,995)
USD	279,937	COP	1,149,784,960	Citibank N.A.	2/12/2026	(18,978)
USD	723,419	CZK	15,149,469	Deutsche Bank AG	1/16/2026	(13,646)
USD	1,195,055	CZK	24,808,558	HSBC Bank	1/16/2026	(11,951)
USD	375,575	CZK	7,843,822	Morgan Stanley Capital Services LLC	2/12/2026	(6,214)
USD	52,360	DKK	339,031	NatWest Markets PLC	1/16/2026	(1,018)
USD	76,117	EUR	64,881	Barclays Bank PLC	1/16/2026	(171)
USD	848,357	EUR	733,633	Citibank N.A.	1/16/2026	(14,257)
USD	1,352,517	EUR	1,162,159	Deutsche Bank AG	1/16/2026	(13,965)
USD	204,355	EUR	173,834	Goldman Sachs International	1/16/2026	(42)
USD	4,083,707	EUR	3,489,000	Goldman Sachs International	2/12/2026	(23,936)
USD	1,534,166	EUR	1,318,091	HSBC Bank	1/16/2026	(15,660)
USD	874,910	EUR	754,118	JPMorgan Chase Bank N.A.	1/16/2026	(11,791)
USD	1,415,797	EUR	1,210,421	Morgan Stanley Capital Services LLC	1/16/2026	(7,431)
USD	5,032,443	EUR	4,317,476	State Street Corp.	1/16/2026	(44,098)
USD	574,727	EUR	495,299	UBS AG	1/16/2026	(7,652)
USD	885,339	GBP	675,800	Citibank N.A.	1/16/2026	(25,595)
USD	1,030,970	GBP	777,378	HSBC Bank	1/16/2026	(16,887)
USD	8,012,734	GBP	6,016,000	HSBC Bank	2/12/2026	(96,021)
USD	4,983,332	GBP	3,745,651	JPMorgan Chase Bank N.A.	1/16/2026	(65,563)
USD	1,705,423	GBP	1,291,000	JPMorgan Chase Bank N.A.	2/12/2026	(34,670)
USD	957,416	GBP	734,371	State Street Corp.	1/16/2026	(32,468)
USD	185,063	IDR	3,087,582,854	Morgan Stanley Capital Services LLC	1/30/2026	(54)
USD	392,424	ILS	1,321,342	State Street Corp.	2/12/2026	(22,485)
USD	718,600	INR	64,939,905	JPMorgan Chase Bank N.A.	1/30/2026	(2,463)
USD	496,762	JPY	77,995,246	HSBC Bank	1/16/2026	(1,620)
USD	101,652	JPY	15,974,533	State Street Corp.	1/16/2026	(423)
USD	1,295,227	KRW	1,888,743,000	Barclays Bank PLC	1/16/2026	(16,362)
USD	934,289	KRW	1,369,200,000	Merrill Lynch International	1/16/2026	(16,517)
USD	512,469	MXN	9,652,536	State Street Corp.	1/16/2026	(23,008)
USD	619,110	MXN	11,854,487	State Street Corp.	2/12/2026	(36,774)
USD	63,059	MYR	262,169	Barclays Bank PLC	1/15/2026	(1,564)
USD	725,409	NOK	7,399,959	Citibank N.A.	1/16/2026	(8,791)
USD	388,345	NOK	3,924,560	HSBC Bank	1/16/2026	(1,037)
USD	802,056	NOK	8,146,000	HSBC Bank	2/12/2026	(6,112)
USD	426,401	PLN	1,555,778	Goldman Sachs International	2/12/2026	(6,858)
USD	195,532	RON	857,000	Deutsche Bank AG	2/12/2026	(1,821)
USD	2,754,934	SEK	25,635,000	Barclays Bank PLC	2/12/2026	(35,123)
USD	3,174,615	SEK	29,469,000	HSBC Bank	2/12/2026	(32,726)
USD	5,075,438	SEK	48,227,000	State Street Corp.	2/12/2026	(173,482)
USD	191,785	SGD	246,740	State Street Corp.	1/16/2026	(315)
USD	1,618,509	THB	52,602,625	Barclays Bank PLC	1/16/2026	(52,961)
USD	615,425	THB	19,909,000	JPMorgan Chase Bank N.A.	1/16/2026	(17,191)
USD	807,791	ZAR	14,208,880	Merrill Lynch International	1/16/2026	(49,624)

MFS Global Tactical Allocation Portfolio
Portfolio of Investments – continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
USD	835,992	ZAR	14,700,328	State Street Corp.	1/16/2026	$(51,079)
						$(2,557,678)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
CAC 40 Index	Long	EUR	14	$1,341,561	January – 2026	$4,031
FTSE 100 Index	Long	GBP	93	12,461,978	March – 2026	287,954
FTSE MIB Index	Long	EUR	13	3,441,508	March – 2026	43,819
FTSE/JSE Top 40 Index	Long	ZAR	72	4,754,174	March – 2026	90,321
IBEX 35 Index	Long	EUR	38	7,716,610	January – 2026	88,923
KOSPI 200 Index	Long	KRW	4	422,061	March – 2026	13,718
Mini Ibovespa	Short	BRL	515	3,080,918	February – 2026	6,352
MSCI Singapore Index	Long	SGD	12	416,135	January – 2026	2,354
NSE IFSC NIFTY 50 Index	Short	USD	57	2,995,407	January – 2026	8,969
Russell 2000 Index	Short	USD	91	11,365,900	March – 2026	525,437
S&P 500 E-Mini Index	Short	USD	18	6,203,250	March – 2026	66,688
S&P/TSX 60 Index	Long	CAD	24	6,511,326	March – 2026	16,577
Topix Index	Long	JPY	9	1,961,281	March – 2026	24,043
						$1,179,186
Interest Rate Futures
Australian Bond 10 yr	Short	AUD	83	$6,064,328	March – 2026	$2,544
Australian Bond 3 yr	Short	AUD	83	5,815,710	March – 2026	8,705
Euro-Bund 10 yr	Short	EUR	172	25,786,285	March – 2026	214,232
Euro-Buxl 30 yr	Short	EUR	18	2,329,434	March – 2026	14,084
Euro-Schatz 2 yr	Long	EUR	51	6,400,480	March – 2026	4,371
Japan Government Bond 10 yr	Short	JPY	1	845,314	March – 2026	6,630
U.S. Treasury Note 10 yr	Short	USD	213	23,949,188	March – 2026	156,611
U.S. Treasury Note 2 yr	Long	USD	83	17,329,492	March – 2026	4,238
U.S. Treasury Ultra Bond 30 yr	Short	USD	2	236,000	March – 2026	5,617
						$417,032
						$1,596,218
Liability Derivatives
Equity Futures
BIST 30 Index	Long	TRY	396	$1,178,534	February – 2026	$(23,201)
DAX Index	Short	EUR	11	7,979,314	March – 2026	(10,999)
FTSE Taiwan Index	Short	USD	64	6,069,760	January – 2026	(140,905)
Hang Seng Index	Long	HKD	72	11,863,852	January – 2026	(158,040)
Mexbol Index	Long	MXN	219	7,924,255	March – 2026	(96,558)
OMX 30 Index	Short	SEK	57	1,792,530	January – 2026	(21,080)
S&P/ASX 200 Index	Short	AUD	84	12,158,851	March – 2026	(770)
						$(451,553)
Interest Rate Futures
Canadian Treasury Bond 10 yr	Long	CAD	260	$22,903,792	March – 2026	$(23,790)
Canadian Treasury Bond 5 yr	Short	CAD	13	1,073,017	March – 2026	(2,512)

MFS Global Tactical Allocation Portfolio
Portfolio of Investments – continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
Interest Rate Futures - continued
Euro-Bobl 5 yr	Long	EUR	20	$2,730,225	March – 2026	$(1,341)
Japan Government Bond 10 yr	Long	JPY	20	16,906,282	March – 2026	(143,195)
Long Gilt 10 yr	Short	GBP	13	1,601,109	March – 2026	(5,807)
U.S. Treasury Bond 30 yr	Long	USD	14	1,618,312	March – 2026	(24,116)
U.S. Treasury Note 5 yr	Long	USD	87	9,509,508	March – 2026	(8,967)
U.S. Treasury Ultra Note 10 yr	Short	USD	66	7,591,031	March – 2026	(15,243)
						$(224,971)
						$(676,524)

Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Inflation Swaps
10/14/26	USD	17,100,000	centrally cleared	3.17% / At Maturity	CPI-U / At Maturity	$98,054	$—	$98,054
6/15/30	EUR	1,900,000	centrally cleared	HICP / At Maturity	1.8312% / At Maturity	1,413	—	1,413
						$99,467	$—	$99,467
Interest Rate Swaps
11/18/29	CNY	33,500,000	centrally cleared	1.6445% / Quarterly	CFRR / Quarterly	$18,234	$—	$18,234
11/26/30	CNY	9,200,000	centrally cleared	1.5772% / Quarterly	CFRR / Quarterly	112	—	112
3/19/36	USD	8,000,000	centrally cleared	1-day SOFR / Annually	3.775% / Annually	22,941	4,524	27,465
3/15/56	USD	11,700,000	centrally cleared	1-day SOFR / Annually	4.115% / Annually	94,651	16,470	111,121
						$135,938	$20,994	$156,932
						$235,405	$20,994	$256,399
Liability Derivatives
Interest Rate Swaps
3/15/28	USD	34,900,000	centrally cleared	3.252% / Annually	1-day SOFR / Annually	$(3,764)	$(10,267)	$(14,031)
12/13/29	CNY	20,400,000	centrally cleared	1.49% / Quarterly	CFRR / Quarterly	(6,694)	38	(6,656)
3/19/31	USD	44,100,000	centrally cleared	3.422% / Annually	1-day SOFR / Annually	(72,084)	(25,717)	(97,801)
						$(82,542)	$(35,946)	$(118,488)
Inflation Swaps
10/14/28	USD	17,100,000	centrally cleared	CPI-U / At Maturity	2.74% / At Maturity	$(152,948)	$—	$(152,948)
						$(235,490)	$(35,946)	$(271,436)
At December 31, 2025, the fund had cash collateral of $964,662 and other liquid securities collateral with an aggregate value of $19,875,553 to cover any collateral or margin obligations for certain derivative contracts.  Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 12/31/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $275,514,052)	$316,876,339
Investments in affiliated issuers, at value (identified cost, $9,456,753)	9,458,239
Cash	22,099
Foreign currency, at value (identified cost, $28,758)	28,750
Restricted cash for
Forward foreign currency exchange contracts	310,000
Deposits with brokers for
Futures contracts	649,615
Exchange-traded options	5,047
Receivables for
Forward foreign currency exchange contracts	3,786,925
Net daily variation margin on open futures contracts	32,420
Investments sold	93,255
TBA sale commitments	482,946
Fund shares sold	9,955
Interest and dividends	2,783,415
Receivable from investment adviser	21,369
Other assets	1,445
Total assets	$334,561,819
Liabilities
Payables for
Net daily variation margin on open cleared swap agreements	$14,412
Forward foreign currency exchange contracts	2,557,678
Net daily variation margin on open futures contracts	154,142
TBA purchase commitments	547,001
Fund shares reacquired	272,942
Written options (premiums received, $49,526)	1,481
Payable to affiliates
Administrative services fee	272
Shareholder servicing costs	60
Distribution and/or service fees	4,173
Payable for independent Trustees' compensation	42
Deferred foreign capital gains tax expense payable	6,680
Accrued expenses and other liabilities	116,266
Total liabilities	$3,675,149
Net assets	$330,886,670
Net assets consist of
Paid-in capital	$261,024,714
Total distributable earnings (loss)	69,861,956
Net assets	$330,886,670
Shares of beneficial interest outstanding	23,290,779

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$27,228,918	1,874,491	$14.53
Service Class	303,657,752	21,416,288	14.18
See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 12/31/25
Net investment income (loss)
Income
Interest	$9,286,778
Dividends from unaffiliated issuers	3,765,050
Dividends from affiliated issuers	542,663
Other	944
Income on securities loaned	586
Foreign taxes withheld	(186,130)
Total investment income	$13,409,891
Expenses
Management fee	$2,514,543
Distribution and/or service fees	780,645
Shareholder servicing costs	10,055
Administrative services fee	54,619
Independent Trustees' compensation	9,029
Custodian fee	133,670
Shareholder communications	13,091
Audit and tax fees	103,365
Legal fees	2,467
Miscellaneous	151,286
Total expenses	$3,772,770
Reduction of expenses by investment adviser	(360,268)
Net expenses	$3,412,502
Net investment income (loss)	$9,997,389
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $3,152 foreign capital gains tax)	$10,795,048
Affiliated issuers	(829)
Written options	243,485
Futures contracts	11,363,281
Swap agreements	1,937,051
Forward foreign currency exchange contracts	(1,955,423)
Foreign currency	(1,136,398)
Net realized gain (loss)	$21,246,215
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $6,619 increase in deferred foreign capital gains tax)	$18,568,531
Affiliated issuers	658
Written options	(160,146)
Futures contracts	305,617
Swap agreements	(294,263)
Forward foreign currency exchange contracts	(1,580,535)
Translation of assets and liabilities in foreign currencies	126,028
Net unrealized gain (loss)	$16,965,890
Net realized and unrealized gain (loss)	$38,212,105
Change in net assets from operations	$48,209,494
See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	12/31/25	12/31/24
Change in net assets
From operations
Net investment income (loss)	$9,997,389	$11,400,890
Net realized gain (loss)	21,246,215	20,694,900
Net unrealized gain (loss)	16,965,890	(14,379,500)
Change in net assets from operations	$48,209,494	$17,716,290
Total distributions to shareholders	$(37,217,095)	$(3,880,033)
Change in net assets from fund share transactions	$(22,562,343)	$(56,054,153)
Total change in net assets	$(11,569,944)	$(42,217,896)
Net assets
At beginning of period	342,456,614	384,674,510
At end of period	$330,886,670	$342,456,614
See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$14.13	$13.63	$12.98	$15.35	$15.79
Income (loss) from investment operations
Net investment income (loss) (d)	$0.47	$0.47	$0.41	$0.28	$0.25
Net realized and unrealized gain (loss)	1.65	0.21	0.80	(1.40)	0.19
Total from investment operations	$2.12	$0.68	$1.21	$(1.12)	$0.44
Less distributions declared to shareholders
From net investment income	$(0.94)	$(0.11)	$(0.06)	$(0.31)	$(0.16)
From net realized gain	(0.78)	(0.07)	(0.50)	(0.94)	(0.72)
Total distributions declared to shareholders	$(1.72)	$(0.18)	$(0.56)	$(1.25)	$(0.88)
Net asset value, end of period (x)	$14.53	$14.13	$13.63	$12.98	$15.35
Total return (%) (k)(r)(s)(x)	15.48	5.00	9.63	(7.20)	2.79
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.88	0.87	0.89	0.84	0.82
Expenses after expense reductions	0.78	0.78	0.83	0.77	0.78
Net investment income (loss)	3.18	3.33	3.12	2.01	1.59
Portfolio turnover rate	95	97	101	90	132
Net assets at end of period (000 omitted)	$27,229	$26,922	$32,096	$32,846	$39,123
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees	N/A	N/A	0.76	N/A	N/A

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio
Financial Highlights - continued
Service Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$13.82	$13.34	$12.71	$15.05	$15.49
Income (loss) from investment operations
Net investment income (loss) (d)	$0.42	$0.42	$0.37	$0.24	$0.21
Net realized and unrealized gain (loss)	1.62	0.20	0.78	(1.37)	0.19
Total from investment operations	$2.04	$0.62	$1.15	$(1.13)	$0.40
Less distributions declared to shareholders
From net investment income	$(0.90)	$(0.07)	$(0.02)	$(0.27)	$(0.12)
From net realized gain	(0.78)	(0.07)	(0.50)	(0.94)	(0.72)
Total distributions declared to shareholders	$(1.68)	$(0.14)	$(0.52)	$(1.21)	$(0.84)
Net asset value, end of period (x)	$14.18	$13.82	$13.34	$12.71	$15.05
Total return (%) (k)(r)(s)(x)	15.21	4.68	9.35	(7.44)	2.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.13	1.12	1.14	1.09	1.07
Expenses after expense reductions	1.03	1.03	1.08	1.02	1.03
Net investment income (loss)	2.93	3.08	2.87	1.75	1.34
Portfolio turnover rate	95	97	101	90	132
Net assets at end of period (000 omitted)	$303,658	$315,535	$352,578	$377,941	$483,621
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees	N/A	N/A	1.01	N/A	N/A

(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements
(1) Business and Organization
MFS Global Tactical Allocation Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. Derivatives can involve leverage. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service.

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements  - continued
Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, swap agreements, and written options. The following is a summary of the levels used as of December 31, 2025 in valuing the fund's assets and liabilities:

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements  - continued

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$60,184,808	$—	$—	$60,184,808
United Kingdom	2,867,898	8,939,109	—	11,807,007
France	750,154	8,887,194	—	9,637,348
Japan	5,426,861	3,357,162	—	8,784,023
Switzerland	—	6,288,076	—	6,288,076
China	1,031,210	1,662,938	—	2,694,148
Netherlands	183,964	2,460,950	—	2,644,914
Germany	2,334,811	—	—	2,334,811
Canada	2,192,182	—	—	2,192,182
Other Countries	4,410,824	5,911,235	0	10,322,059
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	8,336,994	—	8,336,994
Non - U.S. Sovereign Debt	—	94,107,570	—	94,107,570
Municipal Bonds	—	1,770,692	—	1,770,692
U.S. Corporate Bonds	—	33,458,209	—	33,458,209
Residential Mortgage-Backed Securities	—	23,240,040	—	23,240,040
Commercial Mortgage-Backed Securities	—	4,498,696	—	4,498,696
Asset-Backed Securities (including CDOs)	—	4,315,155	—	4,315,155
Foreign Bonds	—	30,087,139	—	30,087,139
Purchased Options	—	172,468	—	172,468
Investment Companies	9,458,239	—	—	9,458,239
Total	$88,840,951	$237,493,627	$0	$326,334,578

Other Financial Instruments
Futures Contracts – Assets	$1,131,376	$464,842	$—	$1,596,218
Futures Contracts – Liabilities	(462,434)	(214,090)	—	(676,524)
Forward Foreign Currency Exchange Contracts – Assets	—	3,786,925	—	3,786,925
Forward Foreign Currency Exchange Contracts – Liabilities	—	(2,557,678)	—	(2,557,678)
Swap Agreements – Assets	—	256,399	—	256,399
Swap Agreements – Liabilities	—	(271,436)	—	(271,436)
Written Options - Liabilities	—	(1,481)	—	(1,481)
For further information regarding security characteristics, see the Portfolio of Investments.  At December 31, 2025, the fund held one level 3 security valued at $0, which was also held and valued at $0 at December 31, 2024.
Inflation-Adjusted Debt Securities — The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury.  The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index.  These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount.  The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater.  Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives in an attempt to adjust exposure to markets, asset classes, and currencies based on the adviser’s assessment of the relative attractiveness of such markets, asset classes, and currencies. Derivatives are used to increase or decrease the fund’s exposure to markets, asset classes, or currencies resulting from the fund’s individual security selections, and to expose the fund to markets, asset classes, or currencies in which the fund’s individual security selection has resulted in little or no exposure. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase or decrease market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements  - continued
The derivative instruments used by the fund during the period were written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at December 31, 2025 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Credit	Written Option Contracts	$—	$(1,481)
Equity	Purchased Option Contracts	168,269	—
Credit	Purchased Option Contracts	4,199	—
Equity	Futures Contracts	1,179,186	(451,553)
Interest Rate	Futures Contracts	417,032	(224,971)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	3,786,925	(2,557,678)
Interest Rate	Cleared Swap Agreements	256,399	(271,436)
Total		$5,812,010	$(3,507,119)
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended December 31, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$2,717,239	$1,922,130	$—	$—	$—
Foreign Exchange	—	—	(1,955,423)	—	—
Equity	8,646,042	—	—	(26,611)	222,591
Credit	—	14,921	—	(1,085,081)	20,894
Total	$11,363,281	$1,937,051	$(1,955,423)	$(1,111,692)	$243,485
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended December 31, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$(16,670)	$(295,016)	$—	$—	$—
Foreign Exchange	—	—	(1,580,535)	—	—
Equity	322,287	—	—	410,935	(208,191)
Credit	—	753	—	(82,562)	48,045
Total	$305,617	$(294,263)	$(1,580,535)	$328,373	$(160,146)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements  - continued
all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
The following table presents the fund's derivative assets and liabilities (by type) on a gross basis as of December 31, 2025:
Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$32,420	$(154,142)
Cleared Swap Agreements (a)	—	(14,412)
Forward Foreign Currency Exchange Contracts	3,786,925	(2,557,678)
Purchased Options (a)	172,468	—
Written Options	—	(1,481)
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$3,991,813	$(2,727,713)
Less: Derivative Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	1,526,912	(1,203,177)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$2,464,901	$(1,524,536)
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. The amount presented here represents the fund's current day net variation margin for futures contracts and for cleared swap agreements. This amount, which is recognized within the Statement of Assets and Liabilities, differs from the fair value of the futures contracts and cleared swap agreements which is presented in the tables that follow the Portfolio of Investments.
The following table presents (by counterparty) the fund's derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral posted by the counterparty at December 31, 2025:

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements  - continued
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Posted by Counterparty (b)	Cash Collateral Posted by Counterparty (b)	Net Amount of Derivative Assets by Counterparty
Barclays Bank PLC	$187,020	$(157,004)	$—	$—	$30,016
BNP Paribas	4,199	(1,481)	—	—	2,718
Citibank N.A.	224,437	(224,437)	—	—	—
Deutsche Bank AG	1,359,196	(29,432)	—	(1,250,000)	79,764
Goldman Sachs International	119,035	(42,752)	—	(76,283)	—
JPMorgan Chase Bank N.A.	310,012	(310,012)	—	—	—
Merrill Lynch International	63,274	(63,274)	—	—	—
Morgan Stanley Capital Services, Inc.	197,728	(18,510)	—	—	179,218
Total	$2,464,901	$(846,902)	$—	$(1,326,283)	$291,716
The following table presents (by counterparty) the fund's derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral posted by the fund at December 31, 2025:
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Posted by Fund (b)	Cash Collateral Posted by Fund (b)	Net Amount of Derivative Liabilities by Counterparty
Barclays Bank PLC	$(157,004)	$157,004	$—	$—	$—
BNP Paribas	(1,481)	1,481	—	—	—
Citibank N.A.	(358,294)	224,437	—	—	(133,857)
Deutsche Bank AG	(29,432)	29,432	—	—	—
Goldman Sachs International	(42,752)	42,752	—	—	—
JPMorgan Chase Bank N.A.	(789,600)	310,012	—	290,000	(189,588)
Merrill Lynch International	(127,463)	63,274	—	—	(64,189)
Morgan Stanley Capital Services, Inc.	(18,510)	18,510	—	—	—
Total	$(1,524,536)	$846,902	$—	$290,000	$(387,634)
(b) The amount presented here may be less than the total amount of collateral posted by the counterparty/by the fund. Excess collateral is not shown for purposes of this presentation.
Written Options — In exchange for a premium, the fund wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.
A written swaption represents an option that if exercised by the buyer, obligates the fund as option writer to enter into a pre-defined interest rate or credit default  swap agreement with the counterparty at a specified rate at a specified date or within a specified period of time. The fund enters into swaptions primarily to preserve a return or spread on a particular investment or portion of the fund’s investments, to adjust the fund’s sensitivity to underlying risk factors or to protect against an increase or decrease in the price of securities.

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements  - continued
The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.
At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option. For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
A purchased swaption represents an option that gives the fund as purchaser the right, but not the obligation, to enter into a pre-defined interest rate or credit default swap agreement with the counterparty at a specified rate at a specified date or within a specified period of time. The fund enters into swaptions primarily to preserve a return or spread on a particular investment or portion of the fund’s investments, to adjust the fund’s sensitivity to underlying risk factors or to protect against an increase or decrease in the price of securities.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid.  All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements  - continued
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. A credit default swap’s reference obligation may be either a single security or a basket of securities issued by corporate or sovereign issuers. At the inception of the agreement, the protection buyer may make an upfront payment to or receive an upfront payment from the protection seller. Over the term of the agreement, the protection buyer will make a series of periodic payments to the protection seller based on a fixed percentage applied to the agreement’s notional amount in exchange for a promise from the protection seller to make a specific payment should a defined credit event occur with respect to the

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements  - continued
reference obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event occurs, the protection buyer will either (i) receive from the protection seller an amount equal to the agreement’s notional amount and deliver the reference obligation (i.e., physical settlement) or (ii) receive from the protection seller a net settlement of cash equal to the agreement’s notional amount less the recovery value of the reference obligation. Upon determination of the final price for the reference obligation (or upon delivery of the reference obligation in the case of physical settlement), the difference between the recovery value of the reference obligation and the agreement’s notional amount is recorded as realized gain or loss on swap agreements in the  Statement of Operations.
The fund entered into inflation swap agreements in order to manage its exposure to inflation risk.  Inflation swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two rates applied to a notional principal amount. The two rates exchanged are generally a fixed rate and a floating rate based on an inflation index.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At December 31, 2025, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal amount, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements  - continued
The fund may purchase or sell mortgage-backed securities on a To Be Announced (“TBA”) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements  - continued
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities, passive foreign investment companies, wash sale loss deferrals, straddle loss deferrals, and derivative transactions.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 12/31/25	Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$25,262,034	$3,880,033
Long-term capital gains	11,955,061	—
Total distributions	$37,217,095	$3,880,033
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 12/31/25
Cost of investments	$289,468,204
Gross appreciation	46,324,415
Gross depreciation	(7,325,618)
Net unrealized appreciation (depreciation)	$38,998,797
Undistributed ordinary income	19,633,806
Undistributed long-term capital gain	11,218,218
Other temporary differences	11,135
Total distributable earnings (loss)	$69,861,956
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 12/31/25	Year ended 12/31/24
Initial Class	$2,914,035	$373,232
Service Class	34,303,060	3,506,801
Total	$37,217,095	$3,880,033
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $300 million	0.75%
In excess of $300 million and up to $2.5 billion	0.675%
In excess of $2.5 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, this management fee reduction amounted to $46,993, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.73% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest expenses on cash collateral held at the brokers), such that total annual operating expenses do not exceed 0.76% of average daily net assets for the Initial Class shares and 1.01% of

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements  - continued
average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, this reduction amounted to $313,275, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the year ended December 31, 2025, the fee was $9,782, which equated to 0.0029% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended December 31, 2025, these costs amounted to $273.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.0161% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the year ended December 31, 2025, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $91,578 and $94,925, respectively. The sales transactions resulted in net realized gains (losses) of $86,401.
(4) Portfolio Securities
For the year ended December 31, 2025, purchases and sales of investments, other than short-term obligations and purchased options with an expiration date of less than one year from the time of purchase, were as follows:
	Purchases	Sales
U.S. Government securities	$58,676,044	$59,175,495
Non-U.S. Government securities	248,182,400	290,819,391
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements  - continued
	Year ended 12/31/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	111,468	$1,604,247	55,209	$780,365
Service Class	415,913	5,960,013	410,517	5,677,373
	527,381	$7,564,260	465,726	$6,457,738
Shares issued to shareholders in reinvestment of distributions
Initial Class	208,443	$2,914,035	26,100	$373,232
Service Class	2,511,205	34,303,060	250,486	3,506,801
	2,719,648	$37,217,095	276,586	$3,880,033
Shares reacquired
Initial Class	(351,172)	$(5,170,537)	(530,651)	$(7,485,591)
Service Class	(4,339,997)	(62,173,161)	(4,270,750)	(58,906,333)
	(4,691,169)	$(67,343,698)	(4,801,401)	$(66,391,924)
Net change
Initial Class	(31,261)	$(652,255)	(449,342)	$(6,331,994)
Service Class	(1,412,879)	(21,910,088)	(3,609,747)	(49,722,159)
	(1,444,140)	$(22,562,343)	(4,059,089)	$(56,054,153)
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended December 31, 2025, the fund’s commitment fee and interest expense were $1,608 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended December 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,373,550	$200,258,641	$198,173,781	$(829)	$658	$9,458,239

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$542,663	$—

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements  - continued
(8) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.

MFS Global Tactical Allocation Portfolio
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Variable Insurance Trust II and the Shareholders of MFS Global Tactical Allocation Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Global Tactical Allocation Portfolio (the “Fund”), including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 12, 2026
We have served as the auditor of one or more of the MFS investment companies since 1924.

MFS Global Tactical Allocation Portfolio
Federal Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates $13,151,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 5.87% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Tactical Allocation Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Tactical Allocation Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global Tactical Allocation Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

MFS Global Tactical Allocation Portfolio
Board Review of Investment Advisory Agreement
MFS Global Tactical Allocation Portfolio
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Initial Class shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Initial Class shares was in the 4th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Initial Class shares was in the 5th quintile for the one-year period and the 1st quintile for the three-year period ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
The Trustees expressed continued concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context

MFS Global Tactical Allocation Portfolio
Board Review of Investment Advisory Agreement - continued
of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Initial Class shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was higher than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $300 million and $2.5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.

MFS Government Securities Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Government Securities Portfolio
Portfolio of Investments − 12/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 86.4%
Asset-Backed & Securitized – 5.7%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 0.993%, 11/15/2054 (i)	$3,509,805	$124,177
ACREC 2021-FL1 Ltd., “AS”, FLR, 5.348% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	1,293,000	1,293,525
Alinea CLO Ltd., 2018-1A, “AR”, FLR, 4.784% (SOFR - 3mo. + 0.9%), 7/20/2031 (n)	14,873	14,873
AREIT 2022-CRE6 Trust, “AS”, FLR, 5.586% (SOFR - 30 day + 1.65%), 1/20/2037 (n)	1,405,000	1,399,715
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	83,690	84,329
ARI Fleet Lease Trust, 2025-A, “A2”, 4.38%, 1/17/2034 (n)	258,831	259,678
Babson CLO Ltd., 2021-3A, “B1R”, FLR, 5.514% (SOFR - 3mo. + 1.63%), 1/18/2035 (n)	800,000	801,494
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.207%, 7/15/2054 (i)	3,346,811	161,491
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.553%, 2/15/2054 (i)	2,260,083	139,476
BBCMS Mortgage Trust, 2022-C18, “XA”, 0.479%, 12/15/2055 (i)	3,401,390	112,269
BDS 2024-FL13 Ltd., “A”, FLR, 5.307% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	220,000	220,459
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.255%, 2/15/2054 (i)	7,498,542	340,198
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.129%, 3/15/2054 (i)	4,460,476	178,663
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.844%, 6/15/2054 (i)	6,268,842	199,549
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.232%, 7/15/2054 (i)	5,613,406	261,645
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.237%, 8/15/2054 (i)	6,566,408	318,636
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.012%, 9/15/2054 (i)	7,447,156	257,548
Bridgecrest Lending Auto Securitization Trust, 2025-1, “A2”, 4.71%, 9/15/2027	98,979	99,016
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	139,095	142,352
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.15% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	1,344,000	1,336,574
Chesapeake Funding II LLC, 2023-2A, “A2”, FLR, 5.083% (SOFR - 30 day + 1.1%), 10/15/2035 (n)	215,546	216,427
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.816%, 12/15/2072 (i)(n)	3,956,936	112,306
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.279%, 2/15/2054 (i)	5,646,379	286,253
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.758%, 4/15/2054 (i)	3,271,703	92,579
Commercial Mortgage Pass-Through Certificates, 2024-CBM, “A2”, 5.867%, 12/10/2041 (n)	187,919	191,285
EQT Trust, 2024-EXTR, “B”, 5.654%, 7/05/2041 (n)	213,086	217,532
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 5.614% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	631,346	630,640
MF1 2021-FL7 Ltd., “A”, FLR, 4.928% ((SOFR - 1mo. + 0.11448%) + 1.08%), 10/16/2036 (n)	319,579	319,479
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.799%, 12/15/2051 (i)	5,402,737	107,004
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.261%, 5/15/2054 (i)	2,809,493	122,821
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.141%, 6/15/2054 (i)	3,261,905	120,653
Morgan Stanley Capital I Trust, 2021-L7, “XA”, 1.072%, 10/15/2054 (i)	13,149,067	512,042
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM3, “A1”, 5.044%, 7/25/2069 (n)	210,563	210,417
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM3, “A1”, 5.53%, 5/25/2070 (n)	338,342	340,718
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	59,897	60,268
OBX Trust, 2025-NQM8, “A1”, 5.472%, 3/25/2065 (n)	288,379	290,800
Palmer Square Loan Funding 2025-2A Ltd., “A2”, FLR, 5.687% (SOFR - 3mo. + 1.4%), 7/15/2033 (n)	1,125,000	1,124,229
PFS Financing Corp., 2023-C, “B”, 5.91%, 10/15/2028 (n)	177,000	178,988
PMT Loan Trust, 2025-INV10, “A36”, FLR, 5.224% (SOFR - 1mo. + 1.35%), 10/01/2056 (n)	336,164	336,106
Provident Funding Mortgage Trust, 2024-1, “A3”, 5.5%, 12/25/2054 (n)	335,638	337,378
RCKT Trust, 2025-1A,“A”, 4.9%, 7/25/2034 (n)	148,938	149,344
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 5.046% ((SOFR - 1mo. + 0.11448%) + 1.2%), 11/25/2036 (n)	73,211	73,193
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 5.346% ((SOFR - 1mo. + 0.11448%) + 1.5%), 11/25/2036 (n)	206,000	206,006
SBNA Auto Receivables Trust, 2025-SF1, “B”, 5.12%, 3/17/2031 (n)	40,401	40,426
Shackleton 2019-14A CLO Ltd., “BRR”, FLR, 5.434% (SOFR - 3mo. + 1.55%), 7/20/2034 (n)	880,478	880,449
Verus Securitization Trust, 2024-1, “A2”, 5.915%, 1/25/2069 (n)	129,703	130,245
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 0.928%, 1/15/2052 (i)(n)	3,036,000	66,160
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.492%, 8/15/2054 (i)	1,277,966	76,619
		$15,176,034
GSSFS-ANN
1

MFS Government Securities Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – 0.2%
Conservation Fund, 3.474%, 12/15/2029	$563,000	$540,012
Mortgage-Backed – 49.8%
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	$1,347,620	$1,271,166
Fannie Mae, 6.5%, 9/01/2031 - 10/01/2037	157,545	165,170
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	492,618	457,117
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	140,313	9,707
Fannie Mae, 3%, 2/25/2033 (i)	179,860	12,114
Fannie Mae, 5.5%, 10/01/2033 - 5/01/2054	2,092,872	2,173,260
Fannie Mae, 5%, 11/01/2033 - 3/01/2041	1,376,173	1,408,814
Fannie Mae, 4.5%, 3/01/2034 - 11/25/2042	1,362,439	1,366,603
Fannie Mae, 6%, 8/01/2034 - 7/01/2037	207,839	218,381
Fannie Mae, 3.5%, 4/01/2038 - 7/01/2046	2,454,927	2,345,421
Fannie Mae, 4%, 9/01/2040 - 2/01/2045	5,155,069	5,036,426
Fannie Mae, 4.338%, 3/25/2041	36,316	36,171
Fannie Mae, 4.488%, 7/25/2041 - 12/25/2049	738,338	728,742
Fannie Mae, 2.75%, 9/25/2042	149,605	145,534
Fannie Mae, 2%, 8/25/2044 - 4/25/2046	324,344	304,374
Fannie Mae, 4.288%, 12/25/2045	72,922	71,956
Fannie Mae, 2.011%, 9/25/2046 (i)	212,024	23,385
Fannie Mae, 4.438%, 11/25/2046	765,942	760,113
Fannie Mae, 4%, 9/25/2050 (i)	386,667	74,846
Fannie Mae, 2.5%, 2/25/2051 (i)	240,336	34,659
Fannie Mae, 4.574%, 9/25/2052	1,730,049	1,701,378
Fannie Mae, 5.324%, 11/25/2053	541,880	549,011
Fannie Mae, 4.774%, 12/25/2053	690,082	692,299
Fannie Mae, 6.874%, 7/25/2054	398,478	413,624
Fannie Mae, 5.024%, 10/25/2054	441,850	443,174
Fannie Mae, 5.274%, 12/25/2054	522,007	525,946
Fannie Mae, 6.314%, 3/25/2055	567,154	567,954
Fannie Mae, UMBS, 5%, 6/01/2038 - 10/01/2053	1,375,185	1,378,109
Fannie Mae, UMBS, 1.5%, 2/01/2042	54,930	46,297
Fannie Mae, UMBS, 2%, 2/01/2042 - 3/01/2052	6,373,960	5,240,567
Fannie Mae, UMBS, 2.5%, 3/01/2042 - 5/01/2053	15,095,689	12,953,523
Fannie Mae, UMBS, 3%, 5/01/2051 - 7/01/2052	3,102,228	2,770,390
Fannie Mae, UMBS, 4%, 8/01/2051	393,429	380,016
Fannie Mae, UMBS, 4.5%, 8/01/2052 - 9/01/2052	483,769	475,058
Fannie Mae, UMBS, 6%, 6/01/2053 - 10/01/2054	4,313,685	4,436,284
Fannie Mae, UMBS, 6.5%, 8/01/2053 - 7/01/2054	543,059	564,187
Fannie Mae, UMBS, 5.5%, 9/01/2054	1,019,542	1,034,337
Freddie Mac, 2.745%, 1/25/2026	158,342	157,932
Freddie Mac, 2.57%, 7/25/2026	3,928,898	3,900,849
Freddie Mac, 3.12%, 9/25/2026	1,711,015	1,700,441
Freddie Mac, 2.525%, 10/25/2026	291,560	288,671
Freddie Mac, 2.797%, 12/25/2026	92,569	92,195
Freddie Mac, 3.413%, 12/25/2026	2,288,229	2,277,237
Freddie Mac, 1.372%, 3/25/2027 (i)	1,030,000	14,960
Freddie Mac, 3.243%, 4/25/2027	1,379,961	1,369,772
Freddie Mac, 3.117%, 6/25/2027	2,875,686	2,848,979
Freddie Mac, 0.561%, 7/25/2027 (i)	27,823,805	192,324
Freddie Mac, 0.404%, 8/25/2027 (i)	22,622,000	136,689
Freddie Mac, 3.286%, 11/25/2027	958,543	948,930
Freddie Mac, 0.362%, 12/25/2027 (i)	179,189	1,152
Freddie Mac, 1.603%, 12/25/2027	1,146,334	1,101,252
Freddie Mac, 0.293%, 1/25/2028 (i)	38,323,237	213,706
Freddie Mac, 0.3%, 1/25/2028 (i)	16,057,699	90,223
Freddie Mac, 0.128%, 2/25/2028 - 8/25/2033 (i)	57,035,045	262,726
2

MFS Government Securities Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.114%, 4/25/2028 (i)	$30,487,160	$88,968
Freddie Mac, 3.9%, 4/25/2028	255,290	255,563
Freddie Mac, 0.413%, 5/25/2029 (i)	5,881,758	79,548
Freddie Mac, 0.816%, 7/25/2029 (i)	4,437,394	120,435
Freddie Mac, 1.082%, 7/25/2029 (i)	4,279,807	144,366
Freddie Mac, 1.135%, 8/25/2029 (i)	7,470,124	261,839
Freddie Mac, 0.57%, 1/25/2030 (i)	2,606,303	55,843
Freddie Mac, 1.314%, 1/25/2030 (i)	3,596,084	166,196
Freddie Mac, 1.797%, 4/25/2030 (i)	1,602,831	108,714
Freddie Mac, 1.838%, 4/25/2030 (i)	4,034,514	285,339
Freddie Mac, 1.666%, 5/25/2030 (i)	2,174,913	142,399
Freddie Mac, 1.798%, 5/25/2030 (i)	4,905,689	347,987
Freddie Mac, 4.361%, 5/25/2030	840,136	849,852
Freddie Mac, 1.11%, 6/25/2030 (i)	2,713,049	113,891
Freddie Mac, 1.341%, 6/25/2030 (i)	1,983,331	105,891
Freddie Mac, 1.597%, 8/25/2030 (i)	1,814,781	118,258
Freddie Mac, 1.168%, 9/25/2030 (i)	1,149,690	56,512
Freddie Mac, 1.079%, 11/25/2030 (i)	2,249,951	105,887
Freddie Mac, 0.32%, 1/25/2031 (i)	8,647,516	108,139
Freddie Mac, 0.779%, 1/25/2031 (i)	3,359,280	119,499
Freddie Mac, 0.935%, 1/25/2031 (i)	2,545,825	106,161
Freddie Mac, 0.355%, 2/25/2031 (i)	2,806,836	56,706
Freddie Mac, 0.509%, 3/25/2031 (i)	6,868,565	148,599
Freddie Mac, 0.731%, 3/25/2031 (i)	2,967,667	102,470
Freddie Mac, 1.214%, 5/25/2031 - 7/25/2031 (i)	4,662,866	273,466
Freddie Mac, 0.937%, 7/25/2031 (i)	1,944,368	91,193
Freddie Mac, 0.506%, 8/25/2031 (i)	2,455,865	59,679
Freddie Mac, 0.536%, 9/25/2031 (i)	8,016,720	218,335
Freddie Mac, 0.855%, 9/25/2031 (i)	7,432,958	311,798
Freddie Mac, 0.349%, 11/25/2031 (i)	11,978,818	220,904
Freddie Mac, 0.496%, 12/25/2031 (i)	11,887,771	301,361
Freddie Mac, 0.567%, 12/25/2031 (i)	1,981,491	55,980
Freddie Mac, 0.321%, 6/25/2032 (i)	15,889,873	308,562
Freddie Mac, 6.5%, 8/01/2032 - 5/01/2037	94,605	98,910
Freddie Mac, 4.448%, 10/15/2032	23,655	23,640
Freddie Mac, 0.154%, 11/25/2032 (i)	10,140,098	125,537
Freddie Mac, 0.266%, 5/25/2033 (i)	2,500,000	51,215
Freddie Mac, 3.5%, 8/15/2033 - 10/25/2058	6,609,639	6,342,427
Freddie Mac, 0.176%, 10/25/2033 (i)	10,455,272	167,815
Freddie Mac, 5%, 5/01/2034 - 3/01/2055	1,244,104	1,263,233
Freddie Mac, 6%, 8/01/2034 - 10/01/2038	768,091	800,401
Freddie Mac, 0.905%, 9/25/2034 (i)	1,372,219	93,655
Freddie Mac, 0.055%, 1/25/2035 (i)	16,586,619	149,222
Freddie Mac, 0.246%, 1/25/2035 (i)	6,578,625	149,054
Freddie Mac, 4.298%, 4/15/2035	14,215	14,127
Freddie Mac, 5.5%, 8/01/2035 - 6/01/2041	505,264	527,970
Freddie Mac, 5.5%, 2/15/2036 (i)	52,411	8,060
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	547,017	533,943
Freddie Mac, 3%, 1/01/2038 - 2/25/2059	3,918,916	3,627,519
Freddie Mac, 4.798%, 5/15/2039	23,658	23,706
Freddie Mac, 4.5%, 7/01/2040 - 7/01/2055	973,971	968,485
Freddie Mac, 4.5%, 12/15/2040 (i)	7,602	705
Freddie Mac, 1.75%, 8/15/2041	121,405	115,983
Freddie Mac, 4.498%, 8/15/2046	36,978	36,628
Freddie Mac, 2.5%, 3/25/2051 (i)	689,148	110,395
Freddie Mac, 4.694%, 9/25/2052	633,890	626,084
Freddie Mac, 5.324%, 10/25/2053	60,503	61,299
3

MFS Government Securities Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 6.104%, 12/25/2053	$403,079	$404,736
Freddie Mac, 5.174%, 12/25/2054	530,038	533,171
Freddie Mac, 6.324%, 1/25/2055	312,002	315,883
Freddie Mac, 7.424%, 8/25/2055	11,885	11,899
Freddie Mac, 7.824%, 9/25/2055	131,614	137,631
Freddie Mac, 3.25%, 11/25/2061	630,413	592,584
Freddie Mac, UMBS, 6.5%, 8/01/2032 - 11/01/2054	336,223	350,866
Freddie Mac, UMBS, 2%, 2/01/2042 - 3/01/2052	7,359,071	6,014,338
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 5/01/2052	239,649	224,789
Freddie Mac, UMBS, 3%, 7/01/2050 - 9/01/2053	3,044,284	2,701,809
Freddie Mac, UMBS, 1.5%, 5/01/2051 - 10/01/2051	461,859	356,685
Freddie Mac, UMBS, 2.5%, 7/01/2051 - 9/01/2052	1,946,469	1,665,458
Freddie Mac, UMBS, 4%, 5/01/2052	583,146	558,850
Freddie Mac, UMBS, 5%, 3/01/2053 - 8/01/2053	97,766	97,791
Freddie Mac, UMBS, 5.5%, 4/01/2053 - 5/01/2053	289,178	296,920
Freddie Mac, UMBS, 6%, 3/01/2054	186,488	191,630
Ginnie Mae, 3.5%, 8/20/2029 - 1/20/2043 (i)	789,772	88,586
Ginnie Mae, 5.5%, 7/15/2033 - 2/20/2053	1,790,772	1,829,110
Ginnie Mae, 5.656%, 8/20/2034	116,241	118,919
Ginnie Mae, 4%, 5/16/2039 - 9/20/2055	826,457	796,248
Ginnie Mae, 4.5%, 8/15/2039 - 11/20/2055	3,277,530	3,242,879
Ginnie Mae, 4%, 12/20/2039 - 8/16/2042 (i)	180,925	25,629
Ginnie Mae, 1.551%, 5/20/2041 (i)	362,970	33,953
Ginnie Mae, 3.948%, 9/20/2041	916,599	899,541
Ginnie Mae, 3.5%, 12/15/2041 - 6/20/2043	1,598,555	1,501,986
Ginnie Mae, 2.5%, 6/20/2042 - 11/20/2051	3,684,805	3,181,176
Ginnie Mae, 3%, 4/20/2045 - 10/20/2052	3,754,459	3,401,808
Ginnie Mae, 4.148%, 10/20/2045	955,542	935,623
Ginnie Mae, 4.298%, 7/20/2046	369,024	363,572
Ginnie Mae, 2.301%, 4/20/2047 (i)	63,452	7,772
Ginnie Mae, 4.098%, 10/20/2047	72,532	70,553
Ginnie Mae, 4.248%, 12/20/2048	806,024	788,674
Ginnie Mae, 2.5%, 2/20/2051 (i)	360,928	49,825
Ginnie Mae, 2%, 3/20/2052	153,889	127,488
Ginnie Mae, 5%, 1/20/2053 - 4/20/2053	1,105,805	1,107,400
Ginnie Mae, 4.967%, 10/20/2054	526,176	526,792
Ginnie Mae, 5.699%, 6/20/2055	571,466	578,553
Ginnie Mae, 5.773%, 6/20/2055	505,491	498,348
Ginnie Mae, 1.432%, 7/20/2055	1,031,916	48,925
Ginnie Mae, 6%, 11/20/2055	352,500	364,493
Ginnie Mae, 2.142%, 12/20/2062 (i)	552,588	25,158
Ginnie Mae, 5.067%, 3/20/2064	135,283	135,668
Ginnie Mae, 4.794%, 7/20/2064	65,360	65,491
Ginnie Mae, 2.188%, 3/20/2066 (i)	223,050	5,696
Ginnie Mae, 4.864%, 10/20/2066	116,296	116,642
Ginnie Mae, 4.884%, 10/20/2066	314,327	315,356
Ginnie Mae, 5.249%, 1/20/2067	301,045	302,485
Ginnie Mae, 5.127%, 2/20/2067	214,324	215,291
Ginnie Mae, 5.173%, 3/20/2067	493,271	496,001
Ginnie Mae, 5.28%, 7/20/2067	590,062	595,646
Ginnie Mae, 4.564%, 11/20/2067	182,060	181,956
Ginnie Mae, 4.991%, 4/20/2068	960,631	963,524
Ginnie Mae, 4.614%, 11/20/2068 - 3/20/2070	806,557	806,102
Ginnie Mae, 4.317%, 12/20/2071	330,687	329,229
Ginnie Mae, 4.567%, 8/20/2074	665,711	666,077
Ginnie Mae, 3.917%, 11/20/2074	426,592	423,210
UMBS, TBA, 2.5%, 1/01/2056	550,000	464,879
4

MFS Government Securities Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
UMBS, TBA, 2%, 1/25/2056	$4,050,000	$3,272,890
		$132,648,698
U.S. Government Agencies and Equivalents – 0.4%
Small Business Administration, 2.21%, 2/01/2033	$190,154	$179,846
Small Business Administration, 2.22%, 3/01/2033	295,123	278,324
Small Business Administration, 3.15%, 7/01/2033	286,807	277,830
Small Business Administration, 3.16%, 8/01/2033	175,406	169,794
Small Business Administration, 3.62%, 9/01/2033	86,229	85,181
		$990,975
U.S. Treasury Obligations – 30.3%
U.S. Treasury Bonds, 6%, 2/15/2026	$2,699,000	$2,706,121
U.S. Treasury Bonds, 6.375%, 8/15/2027	326,000	340,746
U.S. Treasury Bonds, 3.5%, 9/30/2027	8,369,400	8,371,035
U.S. Treasury Bonds, 4.5%, 8/15/2039	512,500	513,381
U.S. Treasury Bonds, 3.125%, 2/15/2043	8,176,700	6,613,226
U.S. Treasury Bonds, 2.875%, 5/15/2043 (f)	12,227,500	9,492,075
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	14,059,000	9,956,628
U.S. Treasury Bonds, 4.75%, 8/15/2055	5,807,000	5,709,007
U.S. Treasury Notes, 3.375%, 11/30/2027	5,576,000	5,565,327
U.S. Treasury Notes, 3.625%, 3/31/2028	9,593,000	9,618,481
U.S. Treasury Notes, 1.5%, 2/15/2030	3,800,000	3,490,359
U.S. Treasury Notes, 4.125%, 8/31/2030	5,164,000	5,254,773
U.S. Treasury Notes, 4.625%, 4/30/2031	2,444,000	2,543,956
U.S. Treasury Notes, 1.625%, 5/15/2031	6,239,000	5,589,510
U.S. Treasury Notes, 1.375%, 11/15/2031	2,119,500	1,846,200
U.S. Treasury Notes, 4.25%, 8/15/2035	2,974,000	2,995,376
		$80,606,201
Total Bonds (Identified Cost, $242,215,009)		$229,961,920
Mutual Funds (h) – 14.6%
Money Market Funds – 14.6%
MFS Institutional Money Market Portfolio, 3.82% (v) (Identified Cost, $38,689,570)	38,683,977	$38,691,714

Underlying/Expiration Date/Exercise Price (Rate)	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
OTC Swaptions – 0.0%
1 Year Interest Rate Swap with Fund to pay 3.085% annually and receive 1-day SOFR annually – 8/30/2027 @ 3.085%	Put	Merill Lynch International	$6,700,000	N/A	$33,989
1 Year Interest Rate Swap with Fund to receive 3.085% annually and pay 1-day SOFR annually – 8/30/2027 @ 3.085%	Call	Merill Lynch International	6,700,000	N/A	19,359
Total Purchased Options (Premiums Paid, $62,812)					$53,348
Other Assets, Less Liabilities – (1.0)%					(2,605,516)
Net Assets – 100.0%					$266,101,466
5

MFS Government Securities Portfolio
Portfolio of Investments – continued

(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $38,691,714 and
$230,015,268, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $11,665,395, representing 4.4% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security

Derivative Contracts at 12/31/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	141	$15,853,687	March – 2026	$(123,840)
U.S. Treasury Note 2 yr	Long	USD	320	66,812,500	March – 2026	(29,863)
U.S. Treasury Note 5 yr	Long	USD	402	43,940,485	March – 2026	(177,153)
U.S. Treasury Ultra Note 10 yr	Long	USD	28	3,220,437	March – 2026	(3,478)
						$(334,334)

Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
5/08/27	USD	7,816,000	centrally cleared	1-day SOFR / Annually	3.5595% / Annually	$14,319	$—	$14,319
11/26/27	USD	13,345,000	centrally cleared	1-day SOFR / Annually	3.2845% / Annually	16,649	—	16,649
						$30,968	$—	$30,968
Liability Derivatives
Interest Rate Swaps
11/03/27	USD	13,453,000	centrally cleared	1-day SOFR / Annually	3.389% / Annually	$(3,850)	$—	$(3,850)
11/05/27	USD	13,351,000	centrally cleared	1-day SOFR / Annually	3.387% / Annually	(4,056)	—	(4,056)
						$(7,906)	$—	$(7,906)
At December 31, 2025, the fund had liquid securities collateral with an aggregate value of $2,190,715 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
6

MFS Government Securities Portfolio
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 12/31/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $242,277,821)	$230,015,268
Investments in affiliated issuers, at value (identified cost, $38,689,570)	38,691,714
Cash	10,299
Receivables for
Net daily variation margin on open cleared swap agreements	22,115
Fund shares sold	14
Interest	1,467,751
Receivable from investment adviser	10,831
Other assets	1,323
Total assets	$270,219,315
Liabilities
Payables for
Net daily variation margin on open futures contracts	$116,313
TBA purchase commitments	3,745,898
Fund shares reacquired	179,892
Payable to affiliates
Administrative services fee	232
Shareholder servicing costs	38
Distribution and/or service fees	1,375
Payable for independent Trustees' compensation	20
Accrued expenses and other liabilities	74,081
Total liabilities	$4,117,849
Net assets	$266,101,466
Net assets consist of
Paid-in capital	$323,433,114
Total distributable earnings (loss)	(57,331,648)
Net assets	$266,101,466
Shares of beneficial interest outstanding	24,646,833

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$165,969,618	15,343,773	$10.82
Service Class	100,131,848	9,303,060	10.76
See Notes to Financial Statements
7

MFS Government Securities Portfolio
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 12/31/25
Net investment income (loss)
Income
Interest	$10,405,382
Dividends from affiliated issuers	908,782
Other	49
Total investment income	$11,314,213
Expenses
Management fee	$1,480,529
Distribution and/or service fees	253,800
Shareholder servicing costs	6,711
Administrative services fee	45,649
Independent Trustees' compensation	7,544
Custodian fee	44,231
Shareholder communications	16,681
Audit and tax fees	80,609
Legal fees	2,057
Miscellaneous	52,658
Total expenses	$1,990,469
Reduction of expenses by investment adviser	(222,288)
Net expenses	$1,768,181
Net investment income (loss)	$9,546,032
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(264,721)
Affiliated issuers	(1,541)
Futures contracts	1,705,251
Swap agreements	(282,138)
Net realized gain (loss)	$1,156,851
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$7,291,609
Affiliated issuers	(338)
Futures contracts	(135,687)
Swap agreements	181,486
Net unrealized gain (loss)	$7,337,070
Net realized and unrealized gain (loss)	$8,493,921
Change in net assets from operations	$18,039,953
See Notes to Financial Statements
8

MFS Government Securities Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	12/31/25	12/31/24
Change in net assets
From operations
Net investment income (loss)	$9,546,032	$10,501,720
Net realized gain (loss)	1,156,851	(1,536,464)
Net unrealized gain (loss)	7,337,070	(6,872,145)
Change in net assets from operations	$18,039,953	$2,093,111
Total distributions to shareholders	$(11,347,028)	$(10,094,071)
Change in net assets from fund share transactions	$(23,213,168)	$(16,427,953)
Total change in net assets	$(16,520,243)	$(24,428,913)
Net assets
At beginning of period	282,621,709	307,050,622
At end of period	$266,101,466	$282,621,709
See Notes to Financial Statements
9

MFS Government Securities Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$10.57	$10.87	$10.60	$12.34	$12.86
Income (loss) from investment operations
Net investment income (loss) (d)	$0.39	$0.40	$0.33	$0.13	$0.16
Net realized and unrealized gain (loss)	0.34	(0.31)	0.10	(1.63)	(0.40)
Total from investment operations	$0.73	$0.09	$0.43	$(1.50)	$(0.24)
Less distributions declared to shareholders
From net investment income	$(0.48)	$(0.39)	$(0.16)	$(0.24)	$(0.28)
Net asset value, end of period (x)	$10.82	$10.57	$10.87	$10.60	$12.34
Total return (%) (k)(r)(s)(x)	6.99	0.77	4.15	(12.26)	(1.89)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.65	0.64	0.61	0.62	0.61
Expenses after expense reductions	0.56	0.58	0.58	0.58	0.58
Net investment income (loss)	3.64	3.69	3.10	1.19	1.29
Portfolio turnover rate	101	128	142	200	314
Net assets at end of period (000 omitted)	$165,970	$177,335	$196,873	$208,332	$276,951
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	49	58	63	N/A	N/A

Service Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$10.52	$10.82	$10.55	$12.27	$12.79
Income (loss) from investment operations
Net investment income (loss) (d)	$0.36	$0.37	$0.30	$0.10	$0.13
Net realized and unrealized gain (loss)	0.33	(0.30)	0.10	(1.62)	(0.40)
Total from investment operations	$0.69	$0.07	$0.40	$(1.52)	$(0.27)
Less distributions declared to shareholders
From net investment income	$(0.45)	$(0.37)	$(0.13)	$(0.20)	$(0.25)
Net asset value, end of period (x)	$10.76	$10.52	$10.82	$10.55	$12.27
Total return (%) (k)(r)(s)(x)	6.63	0.53	3.86	(12.45)	(2.14)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.90	0.89	0.86	0.87	0.86
Expenses after expense reductions	0.81	0.83	0.83	0.83	0.83
Net investment income (loss)	3.39	3.44	2.86	0.94	1.04
Portfolio turnover rate	101	128	142	200	314
Net assets at end of period (000 omitted)	$100,132	$105,287	$110,177	$112,873	$152,301
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	49	58	63	N/A	N/A

See Notes to Financial Statements
10

MFS Government Securities Portfolio
Financial Highlights - continued
(d)	Per share data is based on average shares outstanding.
(e)
Portfolio turnover rate (excluding TBA transactions) is disclosed beginning with the period ending December 31, 2023. Refer to Note 2 for more information on TBA transactions and mortgage dollar rolls.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
11

MFS Government Securities Portfolio
Notes to Financial Statements
(1) Business and Organization
MFS Government Securities Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share.
12

MFS Government Securities Portfolio
Notes to Financial Statements  - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of December 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$81,597,176	$—	$81,597,176
U.S. Corporate Bonds	—	540,012	—	540,012
Residential Mortgage-Backed Securities	—	134,354,630	—	134,354,630
Commercial Mortgage-Backed Securities	—	7,234,853	—	7,234,853
Asset-Backed Securities (including CDOs)	—	6,235,249	—	6,235,249
Purchased Options	—	53,348	—	53,348
Investment Companies	38,691,714	—	—	38,691,714
Total	$38,691,714	$230,015,268	$—	$268,706,982

Other Financial Instruments
Futures Contracts – Assets	$(334,334)	$—	$—	$(334,334)
Swap Agreements – Assets	—	30,968	—	30,968
Swap Agreements – Liabilities	—	(7,906)	—	(7,906)
For further information regarding security characteristics, see the Portfolio of Investments.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were purchased options, futures contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The
13

MFS Government Securities Portfolio
Notes to Financial Statements  - continued
fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at December 31, 2025 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Purchased Option Contracts	$53,348	$—
Interest Rate	Futures Contracts	—	(334,334)
Interest Rate	Cleared Swap Agreements	30,968	(7,906)
Total		$84,316	$(342,240)
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended December 31, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements
Interest Rate	$1,705,251	$(282,138)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended December 31, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Unaffiliated Issuers (Purchased Options)
Interest Rate	$(135,687)	$181,486	$(9,464)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
14

MFS Government Securities Portfolio
Notes to Financial Statements  - continued
Purchased Options — The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
A purchased swaption represents an option that gives the fund as purchaser the right, but not the obligation, to enter into a pre-defined interest rate or credit default swap agreement with the counterparty at a specified rate at a specified date or within a specified period of time. The fund enters into swaptions primarily to preserve a return or spread on a particular investment or portion of the fund’s investments, to adjust the fund’s sensitivity to underlying risk factors or to protect against an increase or decrease in the price of securities.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased.  Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid.  All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund's maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
15

MFS Government Securities Portfolio
Notes to Financial Statements  - continued
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
The fund entered into inflation swap agreements in order to manage its exposure to inflation risk.  Inflation swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two rates applied to a notional principal amount. The two rates exchanged are generally a fixed rate and a floating rate based on an inflation index.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Stripped Mortgage-Backed Securities — The fund may invest in stripped mortgage-backed securities which are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities result when a mortgaged-backed security is stripped into two distinct classes, one which receives the principal cash flows only (POs) and one which receives the interest cash flows only (IOs) on a pool of mortgage assets. A faster than anticipated rate of prepayments on the underlying pool of mortgage assets, which is more likely to occur in a declining interest rate environment, increases the risk of loss on the IO.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a To Be Announced (“TBA”) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal
16

MFS Government Securities Portfolio
Notes to Financial Statements  - continued
payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. As such, these transactions may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates including and excluding TBA transactions are presented in the Financial Highlights. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities, wash sale loss deferrals, and derivative transactions.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 12/31/25	Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$11,347,028	$10,094,071
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 12/31/25
Cost of investments	$282,700,704
Gross appreciation	1,350,551
Gross depreciation	(15,655,545)
Net unrealized appreciation (depreciation)	$(14,304,994)
Undistributed ordinary income	10,246,902
Capital loss carryforwards	(53,273,556)
Total distributable earnings (loss)	$(57,331,648)
17

MFS Government Securities Portfolio
Notes to Financial Statements  - continued
As of December 31, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(18,003,090)
Long-Term	(35,270,466)
Total	$(53,273,556)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 12/31/25	Year ended 12/31/24
Initial Class	$7,253,954	$6,472,411
Service Class	4,093,074	3,621,660
Total	$11,347,028	$10,094,071
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.55%
In excess of $1 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, this management fee reduction amounted to $37,289, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.54% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.56% of average daily net assets for the Initial Class shares and 0.81% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, this reduction amounted to $184,999, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
18

MFS Government Securities Portfolio
Notes to Financial Statements  - continued
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the year ended December 31, 2025, the fee was $6,194, which equated to 0.0023% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended December 31, 2025, these costs amounted to $517.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.0170% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the year ended December 31, 2025, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$248,302,529	$272,817,185
Non-U.S. Government securities	7,321,705	15,813,596
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 12/31/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,201,209	$13,097,791	1,038,945	$11,139,305
Service Class	815,942	8,777,410	1,248,254	13,323,814
	2,017,151	$21,875,201	2,287,199	$24,463,119
Shares issued to shareholders in reinvestment of distributions
Initial Class	688,231	$7,253,954	598,743	$6,472,411
Service Class	389,817	4,093,074	336,585	3,621,660
	1,078,048	$11,347,028	935,328	$10,094,071
Shares reacquired
Initial Class	(3,321,426)	$(35,882,251)	(2,977,469)	$(32,107,500)
Service Class	(1,911,950)	(20,553,146)	(1,761,464)	(18,877,643)
	(5,233,376)	$(56,435,397)	(4,738,933)	$(50,985,143)
Net change
Initial Class	(1,431,986)	$(15,530,506)	(1,339,781)	$(14,495,784)
Service Class	(706,191)	(7,682,662)	(176,625)	(1,932,169)
	(2,138,177)	$(23,213,168)	(1,516,406)	$(16,427,953)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio and the MFS Conservative Allocation Portfolio were the owners of record of approximately 31% and 9%, respectively, of the value of outstanding voting shares of the fund.
19

MFS Government Securities Portfolio
Notes to Financial Statements  - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended December 31, 2025, the fund’s commitment fee and interest expense were $1,275 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended December 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$29,336,673	$195,051,279	$185,694,359	$(1,541)	$(338)	$38,691,714

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$908,782	$—
20

MFS Government Securities Portfolio
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Variable Insurance Trust II and the Shareholders of MFS Government Securities Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Government Securities Portfolio (the “Fund”), including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 12, 2026
We have served as the auditor of one or more of the MFS investment companies since 1924.
21

MFS Government Securities Portfolio
Federal Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
22

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Government Securities Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Government Securities Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Government Securities Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
23

MFS Government Securities Portfolio
Board Review of Investment Advisory Agreement
MFS Government Securities Portfolio
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Initial Class shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Initial Class shares was in the 4th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Initial Class shares was in the 3rd quintile for the one-year period and the 4th quintile for the three-year period ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  The Trustees noted that the total return performance (Class I shares) of the Fund’s retail counterpart, Government Securities Fund, which has substantially similar investment strategies, was in the 3rd quintile relative
24

MFS Government Securities Portfolio
Board Review of Investment Advisory Agreement - continued
to the other funds in its Broadridge performance universe for the five-year period ended December 31, 2024.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Initial Class shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $1 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
25

MFS High Yield Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS High Yield Portfolio
Portfolio of Investments − 12/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer		Shares/Par	Value ($)
Bonds – 96.1%
Aerospace & Defense – 3.1%
Axon Enterprise, Inc., 6.125%, 3/15/2030 (n)		$796,000	$821,746
Axon Enterprise, Inc., 6.25%, 3/15/2033 (n)		255,000	265,283
Bombardier, Inc., 7.5%, 2/01/2029 (n)		236,000	246,138
Bombardier, Inc., 8.75%, 11/15/2030 (n)		118,000	127,488
Bombardier, Inc., 7.25%, 7/01/2031 (n)		444,000	473,148
Bombardier, Inc., 7%, 6/01/2032 (n)		235,000	248,311
Bombardier, Inc., 6.75%, 6/15/2033 (n)		536,000	566,544
TransDigm, Inc., 6.75%, 8/15/2028 (n)		354,000	360,236
TransDigm, Inc., 4.625%, 1/15/2029		678,000	673,505
TransDigm, Inc., 6.375%, 3/01/2029 (n)		352,000	363,007
TransDigm, Inc., 6.875%, 12/15/2030 (n)		1,264,000	1,322,784
TransDigm, Inc., 6.375%, 5/31/2033 (n)		1,274,000	1,307,286
			$6,775,476
Asset-Backed & Securitized – 0.0%
COBALT CMBS Commercial Mortgage Trust, 2006-2A, “F”, CDO, FLR, 5.42% ((SOFR - 3mo. + 0.26161%) + 1.3% Cash or PIK), 4/26/2050 (a)(n)(p)		$1,600,967	$160
Automotive – 2.9%
Allison Transmission, Inc., 3.75%, 1/30/2031 (n)		$1,214,000	$1,143,117
Allison Transmission, Inc., 5.875%, 12/01/2033 (n)		168,000	170,446
American Axle & Manufacturing, Inc., 6.375%, 10/15/2032 (n)		319,000	324,888
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033 (n)		572,000	582,627
Clarios Global LP/Clarios US Finance Co., 6.75%, 2/15/2030 (n)		427,000	445,707
Clarios Global LP/Clarios US Finance Co., 4.75%, 6/15/2031 (n)	EUR	372,000	443,399
Clarios Global LP/Clarios US Finance Co., 6.75%, 9/15/2032 (n)		$193,000	200,140
Dealer Tire LLC/DT Issuer LLC, 8%, 2/01/2028 (n)		631,000	631,500
Forvia SE, 6.75%, 9/15/2033 (n)		561,000	579,275
J.B. Poindexter & Co., Inc., 8.75%, 12/15/2031 (n)		378,000	395,946
New Flyer Holdings, Inc., 9.25%, 7/01/2030 (n)		586,000	629,846
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		590,000	255,287
Wabash National Corp., 4.5%, 10/15/2028 (n)		739,000	691,191
			$6,493,369
Broadcasting – 2.8%
Banijay Group S.A.S., 8.125%, 5/01/2029 (n)		$800,000	$831,181
Dotdash Meredith, Inc., 7.625%, 6/15/2032 (n)		586,000	527,905
Gray Media, Inc., 9.625%, 7/15/2032 (n)		517,000	536,526
Gray Media, Inc., 7.25%, 8/15/2033 (n)		385,000	393,404
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)		762,000	743,063
Scripps Escrow II, Inc., 3.875%, 1/15/2029 (n)		286,000	263,160
Sinclair Television Group, Inc., 8.125%, 2/15/2033 (n)		697,000	727,968
Univision Communications, Inc., 8%, 8/15/2028 (n)		397,000	411,163
Univision Communications, Inc., 8.5%, 7/31/2031 (n)		861,000	899,425
Versant Media Group, Inc., 7.25%, 1/30/2031 (n)		383,000	395,137
WarnerMedia Holdings, Inc., 5.05%, 3/15/2042		693,000	487,699
			$6,216,631
HYSFS-ANN
1

MFS High Yield Portfolio
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 1.7%
Aretec Escrow Issuer 2, Inc., 10%, 8/15/2030 (n)		$463,000	$499,643
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		179,000	179,782
Hightower Holding LLC, 6.75%, 4/15/2029 (n)		504,000	501,965
Hightower Holding LLC, 9.125%, 1/31/2030 (n)		307,000	325,198
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)		1,544,000	1,571,113
Osaic Holdings, Inc., 6.75%, 8/01/2032 (n)		122,000	127,444
Osaic Holdings, Inc., 8%, 8/01/2033 (n)		622,000	646,691
			$3,851,836
Building – 3.2%
AmeriTex Holdco Intermediate LLC, 7.625%, 8/15/2033 (n)		$705,000	$742,826
Cornerstone Building Brands, Inc., 6.125%, 1/15/2029 (n)		592,000	296,535
Cornerstone Building Brands, Inc., 9.5%, 8/15/2029 (n)		297,000	219,780
Knife River Corp., 7.75%, 5/01/2031 (n)		493,000	516,414
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)		383,000	344,696
LBM Acquisition LLC, 9.5%, 6/15/2031 (n)		583,000	607,742
Miter Brands Acquisition Holdco, Inc., 6.75%, 4/01/2032 (n)		220,000	225,542
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		640,000	619,908
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		270,000	272,025
Patrick Industries, Inc., 6.375%, 11/01/2032 (n)		1,004,000	1,030,053
Quikrete Holdings, Inc., 6.375%, 3/01/2032 (n)		1,473,000	1,533,216
White Cap Supply Holding Co., 7.375%, 11/15/2030 (n)		695,000	718,924
			$7,127,661
Business Services – 2.7%
ams-OSRAM AG, 10.5%, 3/30/2029	EUR	344,000	$420,964
athenahealth, Inc., 6.5%, 2/15/2030 (n)		$747,000	744,752
CACI International, Inc., 6.375%, 6/15/2033 (n)		915,000	946,731
ION Platform Finance US, Inc., 7.875%, 9/30/2032 (n)		640,000	607,269
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		583,000	584,314
Iron Mountain, Inc., 5.625%, 7/15/2032 (n)		835,000	821,868
Iron Mountain, Inc., 6.25%, 1/15/2033 (n)		620,000	625,187
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/2032 (n)		177,000	182,751
Wulf Compute LLC, 7.75%, 10/15/2030 (n)		952,000	980,796
			$5,914,632
Cable TV – 4.2%
Cable One, Inc., 4%, 11/15/2030 (n)		$522,000	$402,425
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		2,007,000	1,916,782
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		1,419,000	1,336,005
CSC Holdings LLC, 5.375%, 2/01/2028 (n)		900,000	652,973
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		495,000	183,016
CSC Holdings LLC, 4.125%, 12/01/2030 (n)		400,000	245,282
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)		325,000	329,368
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 10%, 2/15/2031 (n)		203,000	207,477
DISH DBS Corp., 5.125%, 6/01/2029		661,000	586,640
DISH Network Corp., 11.75%, 11/15/2027 (n)		545,000	567,225
EchoStar Corp., 10.75%, 11/30/2029		685,723	758,273
EchoStar Corp., 6.75% (6.75% Cash or 6.75% PIK) to 5/30/2027, 6.75% Cash to 11/30/2030 (p)		573,287	587,315
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		627,000	552,768
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		1,116,000	996,321
			$9,321,870
2

MFS High Yield Portfolio
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Chemicals – 2.7%
Cerdia Finanz GmbH, 9.375%, 10/03/2031 (n)		$733,000	$757,739
Chemours Co., 4.625%, 11/15/2029 (n)		843,000	762,265
Consolidated Energy Finance S.A., 6.5%, 5/15/2026 (n)		150,000	144,943
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)		672,000	436,800
Maxam Prill S.à r.l., 6%, 7/15/2030 (n)	EUR	677,000	812,862
Qnity Electronics, Inc., 5.75%, 8/15/2032 (n)		$570,000	582,794
Qnity Electronics, Inc., 6.25%, 8/15/2033 (n)		314,000	325,477
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)		860,000	863,698
SNF Group SACA, 3.375%, 3/15/2030 (n)		1,041,000	972,786
Tronox, Inc., 4.625%, 3/15/2029 (n)		191,000	133,711
Tronox, Inc., 9.125%, 9/30/2030 (n)		256,000	254,542
			$6,047,617
Computer Software – 2.2%
Amentum Escrow Corp., 7.25%, 8/01/2032 (n)		$870,000	$917,053
Cloud Software Group, Inc., 9%, 9/30/2029 (n)		194,000	202,053
Cloud Software Group, Inc., 8.25%, 6/30/2032 (n)		859,000	897,690
Cloud Software Group, Inc., 6.625%, 8/15/2033 (n)		514,000	509,403
Fair Isaac Corp., 6%, 5/15/2033 (n)		1,111,000	1,141,160
Flash Compute LLC, 7.25%, 12/31/2030 (n)		191,000	189,236
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)		793,000	794,355
Neptune Bidco U.S., Inc., 10.375%, 5/15/2031 (n)		257,000	263,513
			$4,914,463
Computer Software - Systems – 1.1%
Sabre GLBL, Inc., 10.75%, 11/15/2029 (n)		$89,000	$75,679
Sabre GLBL, Inc., 10.75%, 3/15/2030 (n)		112,000	92,101
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		805,000	805,727
SS&C Technologies Holdings, Inc., 6.5%, 6/01/2032 (n)		241,000	250,740
Virtusa Corp., 7.125%, 12/15/2028 (n)		436,000	429,644
Zebra Technologies Corp., “A”, 6.5%, 6/01/2032 (n)		819,000	846,620
			$2,500,511
Conglomerates – 1.3%
Amsted Industries, Inc., 6.375%, 3/15/2033 (n)		$510,000	$525,293
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		721,000	750,930
Gates Corp., 6.875%, 7/01/2029 (n)		65,000	67,501
Husky Injection Molding Systems Ltd., 9%, 2/15/2029 (n)		659,000	691,113
SPX Flow, Inc., 8.75%, 4/01/2030 (n)		787,000	811,914
			$2,846,751
Construction – 1.2%
Empire Communities Corp., 9.75%, 5/01/2029 (n)		$631,000	$650,854
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		390,000	378,612
Mattamy Group Corp., 6%, 12/15/2033 (n)		335,000	332,024
New Home Co., 8.5%, 11/01/2030 (n)		660,000	679,703
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		589,000	580,863
			$2,622,056
Consumer Products – 3.3%
Acushnet Co., 5.625%, 12/01/2033 (n)		$794,000	$802,921
Amer Sports Co., 6.75%, 2/16/2031 (n)		620,000	649,827
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.5%, 10/15/2029 (n)		584,000	476,314
Champ Acquisition Corp., 8.375%, 12/01/2031 (n)		606,000	654,543
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		530,000	506,418
Energizer Holdings, Inc., 6%, 9/15/2033 (n)		246,000	235,964
3

MFS High Yield Portfolio
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Products – continued
MajorDrive Holdings IV LLC, 6.375%, 6/01/2029 (n)		$291,000	$208,872
Newell Brands, Inc., 6.375%, 5/15/2030		695,000	678,710
Newell Brands, Inc., 6.625%, 5/15/2032		417,000	404,557
Opal Bidco S.A.S., 5.5%, 3/31/2032 (n)	EUR	325,000	394,003
Opal Bidco S.A.S., 6.5%, 3/31/2032 (n)		$345,000	353,356
Perrigo Finance Unlimited Co., 6.125%, 9/30/2032		765,000	745,161
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		573,000	572,317
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		645,000	602,263
			$7,285,226
Consumer Services – 2.9%
Allied Universal Holdco LLC, 6.875%, 6/15/2030 (n)		$315,000	$327,971
Allied Universal Holdco LLC, 7.875%, 2/15/2031 (n)		621,000	654,459
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 4/15/2030 (n)		258,000	280,000
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		804,000	784,295
Garda World Security Corp., 6.5%, 1/15/2031 (n)		322,000	329,498
Garda World Security Corp., 8.375%, 11/15/2032 (n)		792,000	806,741
Raven Acquisition Holdings LLC, 6.875%, 11/15/2031 (n)		859,000	885,063
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)		221,000	205,871
Service Corp. International, 5.75%, 10/15/2032		1,345,000	1,368,860
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		595,000	562,252
TriNet Group, Inc., 7.125%, 8/15/2031 (n)		245,000	252,544
			$6,457,554
Containers – 1.0%
Ball Corp., 6%, 6/15/2029		$510,000	$524,223
Ball Corp., 2.875%, 8/15/2030		1,035,000	956,967
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/2030 (n)		704,000	715,742
			$2,196,932
Electronics – 0.3%
Diebold Nixdorf, Inc., 7.75%, 3/31/2030 (n)		$529,000	$562,944
Energy - Independent – 3.8%
Chord Energy Corp., 6%, 10/01/2030 (n)		$192,000	$194,355
Chord Energy Corp., 6.75%, 3/15/2033 (n)		682,000	705,268
Civitas Resources, Inc., 8.375%, 7/01/2028 (n)		145,000	149,407
Civitas Resources, Inc., 8.625%, 11/01/2030 (n)		236,000	247,342
Civitas Resources, Inc., 8.75%, 7/01/2031 (n)		548,000	568,496
CNX Resources Corp., 7.25%, 3/01/2032 (n)		779,000	813,198
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)		1,002,000	1,004,225
Gulfport Energy Corp., 6.75%, 9/01/2029 (n)		821,000	847,831
Kraken Oil & Gas Partners LLC, 7.625%, 8/15/2029 (n)		458,000	452,174
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.875%, 12/01/2032 (n)		857,000	880,802
Matador Resources Co., 6.875%, 4/15/2028 (n)		503,000	514,009
Matador Resources Co., 6.5%, 4/15/2032 (n)		254,000	257,598
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)		523,000	526,065
Permian Resources Operating LLC, 7%, 1/15/2032 (n)		494,000	514,914
Permian Resources Operating LLC, 6.25%, 2/01/2033 (n)		215,000	220,540
Wildfire Intermediate Holdings LLC, 7.5%, 10/15/2029 (n)		527,000	531,966
			$8,428,190
Entertainment – 2.3%
Kingpin Intermediate Holdings LLC, 7.25%, 10/15/2032 (n)		$643,000	$607,861
Life Time, Inc., 6%, 11/15/2031 (n)		506,000	518,403
Lindblad Expeditions Holdings, Inc., 7%, 9/15/2030 (n)		575,000	599,829
4

MFS High Yield Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Entertainment – continued
NCL Corp. Ltd., 6.25%, 3/01/2030 (n)	$825,000	$837,634
NCL Corp. Ltd., 6.75%, 2/01/2032 (n)	319,000	326,631
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)	906,000	913,623
Viking Cruises Ltd. Co., 5.875%, 10/15/2033 (n)	541,000	549,365
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)	808,000	809,282
		$5,162,628
Financial Institutions – 7.6%
Azorra Finance Ltd., 7.75%, 4/15/2030 (n)	$1,046,000	$1,104,491
Azorra Finance Ltd., 7.25%, 1/15/2031 (n)	272,000	285,010
Bread Financial Holdings, Inc., 6.75%, 5/15/2031 (n)	694,000	718,509
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)	335,000	350,128
Credit Acceptance Corp., 6.625%, 3/15/2030 (n)	537,000	538,059
CrossCountry Intermediate HoldCo LLC, 6.5%, 10/01/2030 (n)	445,000	453,898
CrossCountry Intermediate HoldCo LLC, 6.75%, 12/01/2032 (n)	252,000	256,089
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)	591,000	619,869
Freedom Mortgage Holdings LLC, 6.875%, 5/01/2031 (n)	318,000	318,191
Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031 (n)	262,000	281,403
FTAI Aviation Ltd., 5.5%, 5/01/2028 (n)	788,000	788,689
FTAI Aviation Ltd., 7.875%, 12/01/2030 (n)	504,000	535,956
Global Aircraft Leasing Co. Ltd., 8.75%, 9/01/2027 (n)	640,000	663,711
goeasy Ltd., 6.875%, 2/15/2031 (n)	569,000	532,237
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/2029	638,000	636,048
Icahn Enterprises LP/Ichan Enterprises Finance Corp., 10%, 11/15/2029 (n)	264,000	263,814
Jefferson Capital Holdings LLC, 8.25%, 5/15/2030 (n)	781,000	821,383
LFS TopCo LLC, 8.75%, 7/15/2030 (n)	518,000	521,348
OneMain Finance Corp., 6.625%, 5/15/2029	675,000	699,127
OneMain Finance Corp., 5.375%, 11/15/2029	388,000	388,262
OneMain Finance Corp., 7.5%, 5/15/2031	391,000	411,390
OneMain Finance Corp., 6.75%, 9/15/2033	437,000	442,519
PennyMac Financial Services, Inc., 6.875%, 2/15/2033 (n)	1,510,000	1,576,369
Phoenix Aviation Capital, 9.25%, 7/15/2030 (n)	458,000	487,914
Rocket Cos., Inc., 6.5%, 8/01/2029 (n)	557,000	574,483
Rocket Cos., Inc., 6.125%, 8/01/2030 (n)	447,000	462,055
Rocket Cos., Inc., 6.375%, 8/01/2033 (n)	856,000	892,482
Rocket Cos., Inc., 4%, 10/15/2033 (n)	211,000	196,039
TrueNoord Capital DAC, 8.75%, 3/01/2030 (n)	507,000	535,511
Walker & Dunlop, Inc., 6.625%, 4/01/2033 (n)	603,000	618,632
		$16,973,616
Food & Beverages – 2.5%
Fiesta Purchaser, Inc., 7.875%, 3/01/2031 (n)	$359,000	$374,402
Fiesta Purchaser, Inc., 9.625%, 9/15/2032 (n)	448,000	469,511
Performance Food Group Co., 5.5%, 10/15/2027 (n)	601,000	601,888
Performance Food Group Co., 6.125%, 9/15/2032 (n)	450,000	463,909
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	1,275,000	1,241,549
Post Holdings, Inc., 6.25%, 10/15/2034 (n)	524,000	526,908
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	1,069,000	1,062,997
U.S. Foods Holding Corp., 5.75%, 4/15/2033 (n)	304,000	309,653
Viking Baked Goods Acquisition Corp., 8.625%, 11/01/2031 (n)	559,000	560,795
		$5,611,612
Forest & Paper Products – 0.3%
Veritiv Operating Co., 10.5%, 11/30/2030 (n)	$613,000	$659,106
5

MFS High Yield Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – 3.2%
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)	$1,426,000	$1,439,888
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030	1,389,000	1,393,684
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	638,000	592,243
Hilton Domestic Operating Co., Inc., 5.875%, 3/15/2033 (n)	323,000	332,298
Rivers Enterprise Lender LLC, 6.25%, 10/15/2030 (n)	508,000	518,530
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	909,000	896,402
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	860,000	859,613
Wynn Macau Ltd., 6.75%, 2/15/2034 (n)	273,000	276,513
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	641,000	644,798
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/2031 (n)	212,000	229,403
		$7,183,372
Industrial – 1.2%
AECOM, 6%, 8/01/2033 (n)	$975,000	$999,239
APi Escrow Corp., 4.75%, 10/15/2029 (n)	1,180,000	1,156,105
Brundage-Bone Concrete Pumping Holdings, Inc., 7.5%, 2/01/2032 (n)	524,000	534,752
		$2,690,096
Insurance - Health – 0.4%
Molina Healthcare, Inc., 6.5%, 2/15/2031 (n)	$820,000	$842,165
Insurance - Property & Casualty – 3.5%
Acrisure LLC/Acrisure Finance, Inc., 7.5%, 11/06/2030 (n)	$229,000	$238,537
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 7/01/2032 (n)	839,000	864,261
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	350,000	349,692
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)	582,000	603,811
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.5%, 10/01/2031 (n)	478,000	492,668
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)	256,000	251,762
Amynta Agency Borrower, Inc., 7.5%, 7/15/2033 (n)	635,000	642,428
Asurion LLC, 8%, 12/31/2032 (n)	703,000	729,441
Baldwin Insurance Group Holdings LLC, 7.125%, 5/15/2031 (n)	865,000	896,224
Hub International Ltd., 5.625%, 12/01/2029 (n)	261,000	260,956
Hub International Ltd., 7.25%, 6/15/2030 (n)	789,000	828,391
Hub International Ltd., 7.375%, 1/31/2032 (n)	348,000	365,245
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	1,256,000	1,301,527
		$7,824,943
Interactive Media Services – 0.5%
Snap, Inc., 6.875%, 3/01/2033 (n)	$829,000	$859,047
Snap, Inc., 6.875%, 3/15/2034 (n)	194,000	199,747
		$1,058,794
Machinery & Tools – 0.9%
Manitowoc Co., Inc., 9.25%, 10/01/2031 (n)	$540,000	$580,014
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)	1,338,000	1,398,832
		$1,978,846
Medical & Health Technology & Services – 3.7%
Acadia Healthcare Co., Inc., 7.375%, 3/15/2033 (n)	$649,000	$655,493
Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028 (n)	599,000	625,206
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	410,000	328,504
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	1,606,000	1,508,344
Concentra, Inc., 6.875%, 7/15/2032 (n)	652,000	681,864
Encompass Health Corp., 4.75%, 2/01/2030	803,000	800,339
Encompass Health Corp., 4.625%, 4/01/2031	286,000	280,094
6

MFS High Yield Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
IQVIA, Inc., 5%, 5/15/2027 (n)	$485,000	$484,867
IQVIA, Inc., 6.5%, 5/15/2030 (n)	722,000	748,996
IQVIA, Inc., 6.25%, 6/01/2032 (n)	363,000	379,305
Prime Healthcare Services, Inc., 9.375%, 9/01/2029 (n)	508,000	533,400
Surgery Center Holdings, Inc., 7.25%, 4/15/2032 (n)	758,000	766,693
U.S. Acute Care Solutions LLC, 9.75%, 5/15/2029 (n)	484,000	487,589
		$8,280,694
Medical Equipment – 1.3%
Insulet Corp., 6.5%, 4/01/2033 (n)	$790,000	$823,486
Medline Borrower LP, 3.875%, 4/01/2029 (n)	363,000	354,400
Medline Borrower LP, 5.25%, 10/01/2029 (n)	890,000	894,811
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)	687,000	710,194
		$2,782,891
Metals & Mining – 2.3%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$749,000	$659,366
First Quantum Minerals Ltd., 8%, 3/01/2033 (n)	265,000	283,006
Fortescue Treasury Pty Ltd., 4.375%, 4/01/2031 (n)	1,234,000	1,193,431
Mineral Resources Ltd., 9.25%, 10/01/2028 (n)	918,000	963,441
Mineral Resources Ltd., 7%, 4/01/2031 (n)	191,000	199,176
Novelis, Inc., 4.75%, 1/30/2030 (n)	344,000	332,304
Novelis, Inc., 6.875%, 1/30/2030 (n)	399,000	414,302
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2030 (z)	398,903	231,585
Taseko Mines Ltd., 8.25%, 5/01/2030 (n)	673,000	714,883
		$4,991,494
Midstream – 6.8%
Antero Midstream Corp., 5.75%, 7/01/2034 (n)	$1,281,000	$1,290,685
Buckeye Partners LP, 6.75%, 2/01/2030 (n)	525,000	551,119
Buckeye Partners LP, 5.85%, 11/15/2043	226,000	211,938
Delek Logistics Partners LP/Delek Logistics Corp., 8.625%, 3/15/2029 (n)	838,000	878,362
Delek Logistics Partners LP/Delek Logistics Corp., 7.375%, 6/30/2033 (n)	355,000	362,259
Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, 1/15/2029	993,000	1,036,575
NuStar Logistics LP, 6.375%, 10/01/2030	774,000	814,633
Prairie Acquiror LP, 9%, 8/01/2029 (n)	604,000	627,811
Rockies Express Pipeline LLC, 6.75%, 3/15/2033 (n)	347,000	366,196
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)	680,000	702,962
Sunoco LP, 4.625%, 5/01/2030 (n)	783,000	760,668
Sunoco LP, 7.25%, 5/01/2032 (n)	930,000	983,323
Sunoco LP, 6.625%, 8/15/2032 (n)	318,000	326,846
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	1,114,000	1,114,600
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)	305,000	315,237
Tallgrass Energy Partners LP, 6.75%, 3/15/2034 (n)	165,000	164,996
TransMontaigne Partners LLC, 8.5%, 6/15/2030 (n)	458,000	462,390
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)	331,000	335,271
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)	692,000	717,242
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)	792,000	787,585
Venture Global LNG, Inc., 9% to 9/30/2029, FLR (CMT - 5yr. + 5.44%) to 3/30/2173 (n)	862,000	680,748
Venture Global Plaquemines LNG LLC, 7.5%, 5/01/2033 (n)	231,000	249,596
Venture Global Plaquemines LNG LLC, 6.5%, 1/15/2034 (n)	613,000	627,859
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/2036 (n)	613,000	627,890
		$14,996,791
7

MFS High Yield Portfolio
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Network & Telecom – 1.2%
Altice Financing S.A., 5.75%, 8/15/2029 (n)		$325,000	$225,316
Frontier Communications Holdings LLC, 6.75%, 5/01/2029 (n)		666,000	671,044
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		827,000	837,283
Iliad Holding S.A.S., 5.375%, 4/15/2030 (n)	EUR	165,000	200,177
Iliad Holding S.A.S., 6.875%, 4/15/2031 (n)		334,000	418,698
Windstream Services LLC/Windstream Escrow, 8.25%, 10/01/2031 (n)		$273,000	286,587
			$2,639,105
Oil Services – 1.0%
Nabors Industries, Inc., 8.875%, 8/15/2031 (n)		$647,000	$627,650
U.S.A. Compression Partners LP/Finance Co., 7.125%, 3/15/2029 (n)		972,000	1,006,128
Valaris Ltd., 8.375%, 4/30/2030 (n)		615,000	639,885
			$2,273,663
Oils – 0.1%
PBF Holding Co. LLC, 7.875%, 9/15/2030 (n)		$316,000	$304,320
Pharmaceuticals – 1.3%
1261229 B.C. Ltd., 10%, 4/15/2032 (n)		$1,048,000	$1,089,937
Bausch Health Co., Inc., 4.875%, 6/01/2028 (n)		158,000	141,410
Bausch Health Co., Inc., 5.25%, 1/30/2030 (n)		304,000	212,800
Genmab A.S., 6.25%, 12/15/2032 (n)		835,000	855,747
Grifols S.A., 7.125%, 5/01/2030	EUR	427,000	526,473
			$2,826,367
Pollution Control – 1.0%
Clean Harbors, Inc., 5.75%, 10/15/2033 (n)		$947,000	$971,436
GFL Environmental, Inc., 4%, 8/01/2028 (n)		641,000	632,282
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		358,000	375,604
Wrangler Holdco Corp., 6.625%, 4/01/2032 (n)		323,000	338,576
			$2,317,898
Precious Metals & Minerals – 0.9%
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		$814,000	$820,838
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		531,000	528,056
New Gold, Inc., 6.875%, 4/01/2032 (n)		530,000	562,458
			$1,911,352
Printing & Publishing – 0.3%
Graham Holdings Co., 5.625%, 12/01/2033 (n)		$704,000	$710,771
Real Estate - Healthcare – 0.3%
MPT Operating Partnership LP/MPT Finance Corp., REIT, 8.5%, 2/15/2032 (n)		$474,000	$506,200
MPT Operating Partnership LP/MPT Financial Corp., REIT, 4.625%, 8/01/2029		285,000	238,770
			$744,970
Real Estate - Other – 1.7%
Park Intermediate Holdings LLC, 4.875%, 5/15/2029 (n)		$690,000	$673,773
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		1,087,000	1,120,932
RHP Hotel Properties LP/RHP Finance Corp., 6.5%, 4/01/2032 (n)		128,000	132,747
Starwood Property Trust, Inc., 5.75%, 1/15/2031 (n)		1,015,000	1,025,910
XHR LP, REIT, 4.875%, 6/01/2029 (n)		850,000	838,051
			$3,791,413
8

MFS High Yield Portfolio
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Restaurants – 1.2%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)		$822,000	$843,850
1011778 B.C. ULC/New Red Finance, Inc., 5.625%, 9/15/2029 (n)		469,000	477,529
1011778 B.C. ULC/New Red Finance, Inc., 4%, 10/15/2030 (n)		627,000	597,158
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		786,000	747,309
			$2,665,846
Retailers – 1.5%
Beach Acquisition Bidco LLC, 10% (10% Cash or 10.75% PIK), 7/15/2033 (n)(p)		$849,000	$937,112
Macy’s Retail Holdings LLC, 5.875%, 3/15/2030 (n)		43,000	43,218
Macy's Retail Holdings LLC, 7.375%, 8/01/2033 (n)		657,000	696,391
Mavis Tire Express Services Corp., 6.5%, 5/15/2029 (n)		539,000	533,653
Maxeda DIY Holding B.V., 5.875%, 10/01/2026	EUR	300,000	295,639
Penske Automotive Group Co., 3.75%, 6/15/2029		$732,000	709,360
			$3,215,373
Specialty Stores – 1.2%
Carvana Co., 9%, 6/01/2031 (n)		$1,339,380	$1,511,395
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		336,000	323,016
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		478,000	441,240
PetSmart LLC / PetSmart Finance Corp., 7.5%, 9/15/2032 (n)		325,000	330,748
			$2,606,399
Supermarkets – 1.2%
Albertsons Cos. LLC/Safeway, Inc., 5.5%, 3/31/2031 (n)		$244,000	$246,573
Albertsons Cos. LLC/Safeway, Inc., 6.25%, 3/15/2033 (n)		1,421,000	1,460,761
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)		932,000	978,319
			$2,685,653
Telecommunications - Wireless – 0.9%
Altice France S.A., 9.5%, 11/01/2029 (n)		$296,488	$304,956
Altice France S.A., 6.875%, 10/15/2030 (n)		678,458	657,963
Altice France S.A., 6.5%, 4/15/2032 (n)		207,927	199,336
Zegona Finance PLC, 6.75%, 7/15/2029 (n)	EUR	90,000	111,147
Zegona Finance PLC, 8.625%, 7/15/2029 (n)		$657,000	696,868
			$1,970,270
Telephone Services – 0.8%
Level 3 Financing, Inc., 6.875%, 6/30/2033 (n)		$345,186	$353,221
Level 3 Financing, Inc., 7%, 3/31/2034 (n)		326,902	336,896
Uniti Group/CSL Capital Co., 6.5%, 2/15/2029 (n)		660,000	633,809
Uniti Group/CSL Capital Co., 8.625%, 6/15/2032 (n)		473,000	465,925
			$1,789,851
Tobacco – 0.4%
Turning Point Brands, Inc., 7.625%, 3/15/2032 (n)		$814,000	$866,350
Transportation - Services – 0.3%
Avis Budget Finance PLC, 7.25%, 7/31/2030 (n)	EUR	613,000	$745,211
Utilities - Electric Power – 3.9%
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		$850,000	$793,804
ContourGlobal Power Holdings S.A., 6.75%, 2/28/2030 (n)		200,000	206,222
Hawaiian Electric Co., Inc., 6%, 10/01/2033 (n)		557,000	564,761
NRG Energy, Inc., 5.75%, 1/15/2034 (n)		961,000	970,773
NRG Energy, Inc., 6%, 1/15/2036 (n)		966,000	978,793
9

MFS High Yield Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
PG&E Corp., 5.25%, 7/01/2030	$1,156,000	$1,147,813
PG&E Corp., 7.375% to 3/15/2030, FLR (CMT - 5yr. + 3.883%) to 3/15/2055	341,000	355,149
Talen Energy Supply LLC, 6.25%, 2/01/2034 (n)	692,000	705,780
Talen Energy Supply LLC, 6.5%, 2/01/2036 (n)	318,000	328,841
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	205,000	203,540
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	791,000	790,274
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)	164,000	159,340
XPLR Infrastructure Operating Partners LP, 4.5%, 9/15/2027 (n)	432,000	426,314
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)	615,000	630,136
XPLR Infrastructure Operating Partners LP, 8.375%, 1/15/2031 (n)	157,000	164,792
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/2033 (n)	157,000	165,166
		$8,591,498
Total Bonds (Identified Cost, $212,164,554)		$213,257,237
Common Stocks – 0.1%
Oil Services – 0.1%
LTRI Holdings LP (a)(u) (Identified Cost, $220,047)	1,115	$208,104

	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a) (Identified Cost, $0)	GBP 1.14	N/A	11,113	$3,370

Mutual Funds (h) – 2.2%
Money Market Funds – 2.2%
MFS Institutional Money Market Portfolio, 3.82% (v) (Identified Cost, $4,865,234)	4,865,305	$4,866,278
Other Assets, Less Liabilities – 1.6%		3,596,373
Net Assets – 100.0%		$221,931,362

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,866,278 and
$213,468,711, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$194,444,965, representing 87.6% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)
The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

10

MFS High Yield Portfolio
Portfolio of Investments – continued
Restricted Securities	Acquisition Date	Cost	Value
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2030	3/09/21-7/26/21	$396,744	$231,585
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound

Derivative Contracts at 12/31/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
USD	4,427,729	EUR	3,796,064	State Street Corp.	1/16/2026	$(35,731)
See Notes to Financial Statements
11

MFS High Yield Portfolio
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 12/31/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $212,384,601)	$213,468,711
Investments in affiliated issuers, at value (identified cost, $4,865,234)	4,866,278
Cash	19,348
Foreign currency, at value (identified cost, $583)	588
Receivables for
Investments sold	116,439
Fund shares sold	77,028
Interest	3,758,268
Receivable from investment adviser	10,733
Other assets	1,072
Total assets	$222,318,465
Liabilities
Payables for
Forward foreign currency exchange contracts	$35,731
Investments purchased	41,692
Fund shares reacquired	216,092
Payable to affiliates
Administrative services fee	203
Shareholder servicing costs	63
Distribution and/or service fees	327
Payable for independent Trustees' compensation	7
Payable for audit and tax fees	53,272
Accrued expenses and other liabilities	39,716
Total liabilities	$387,103
Net assets	$221,931,362
Net assets consist of
Paid-in capital	$276,244,667
Total distributable earnings (loss)	(54,313,305)
Net assets	$221,931,362
Shares of beneficial interest outstanding	43,650,674

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$198,084,610	38,897,642	$5.09
Service Class	23,846,752	4,753,032	5.02
See Notes to Financial Statements
12

MFS High Yield Portfolio
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 12/31/25
Net investment income (loss)
Income
Interest	$15,287,333
Dividends from affiliated issuers	230,553
Dividends from unaffiliated issuers	37,255
Income on securities loaned	328
Other	53
Total investment income	$15,555,522
Expenses
Management fee	$1,562,674
Distribution and/or service fees	60,429
Shareholder servicing costs	11,604
Administrative services fee	39,741
Independent Trustees' compensation	6,606
Custodian fee	27,737
Shareholder communications	21,847
Audit and tax fees	101,054
Legal fees	1,543
Miscellaneous	40,470
Total expenses	$1,873,705
Reduction of expenses by investment adviser	(204,235)
Net expenses	$1,669,470
Net investment income (loss)	$13,886,052
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(832,886)
Affiliated issuers	(635)
Forward foreign currency exchange contracts	(61,593)
Foreign currency	4,101
Net realized gain (loss)	$(891,013)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$5,706,156
Affiliated issuers	664
Forward foreign currency exchange contracts	(205,207)
Translation of assets and liabilities in foreign currencies	3,484
Net unrealized gain (loss)	$5,505,097
Net realized and unrealized gain (loss)	$4,614,084
Change in net assets from operations	$18,500,136
See Notes to Financial Statements
13

MFS High Yield Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	12/31/25	12/31/24
Change in net assets
From operations
Net investment income (loss)	$13,886,052	$14,216,186
Net realized gain (loss)	(891,013)	(3,924,117)
Net unrealized gain (loss)	5,505,097	5,352,259
Change in net assets from operations	$18,500,136	$15,644,328
Total distributions to shareholders	$(14,873,560)	$(14,515,992)
Change in net assets from fund share transactions	$(11,407,180)	$(17,278,791)
Total change in net assets	$(7,780,604)	$(16,150,455)
Net assets
At beginning of period	229,711,966	245,862,421
At end of period	$221,931,362	$229,711,966
See Notes to Financial Statements
14

MFS High Yield Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$5.02	$5.00	$4.72	$5.59	$5.68
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.30	$0.27	$0.23	$0.23
Net realized and unrealized gain (loss)	0.10	0.04	0.30	(0.81)	(0.03)
Total from investment operations	$0.42	$0.34	$0.57	$(0.58)	$0.20
Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.32)	$(0.29)	$(0.29)	$(0.29)
Net asset value, end of period (x)	$5.09	$5.02	$5.00	$4.72	$5.59
Total return (%) (k)(r)(s)(x)	8.65	6.92	12.41	(10.51)	3.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.81	0.80	0.78	0.79	0.78
Expenses after expense reductions	0.72	0.72	0.72	0.72	0.72
Net investment income (loss)	6.25	5.99	5.62	4.68	4.13
Portfolio turnover rate	50	58	43	29	63
Net assets at end of period (000 omitted)	$198,085	$204,391	$218,731	$224,472	$298,460

Service Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$4.95	$4.94	$4.65	$5.51	$5.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.29	$0.26	$0.22	$0.22
Net realized and unrealized gain (loss)	0.11	0.03	0.30	(0.81)	(0.05)
Total from investment operations	$0.41	$0.32	$0.56	$(0.59)	$0.17
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.31)	$(0.27)	$(0.27)	$(0.27)
Net asset value, end of period (x)	$5.02	$4.95	$4.94	$4.65	$5.51
Total return (%) (k)(r)(s)(x)	8.47	6.53	12.48	(10.78)	3.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.06	1.05	1.03	1.04	1.03
Expenses after expense reductions	0.97	0.97	0.97	0.97	0.97
Net investment income (loss)	6.00	5.74	5.37	4.43	3.88
Portfolio turnover rate	50	58	43	29	63
Net assets at end of period (000 omitted)	$23,847	$25,321	$27,131	$28,563	$38,430

(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
15

MFS High Yield Portfolio
Notes to Financial Statements
(1) Business and Organization
MFS High Yield Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported
16

MFS High Yield Portfolio
Notes to Financial Statements  - continued
that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of December 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$—	$208,104	$208,104
United Kingdom	—	3,370	—	3,370
U.S. Corporate Bonds	—	180,612,676	—	180,612,676
Commercial Mortgage-Backed Securities	—	160	—	160
Foreign Bonds	—	32,644,401	—	32,644,401
Investment Companies	4,866,278	—	—	4,866,278
Total	$4,866,278	$213,260,607	$208,104	$218,334,989

Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Liabilities	$—	$(35,731)	$—	$(35,731)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
17

MFS High Yield Portfolio
Notes to Financial Statements  - continued
Equity Securities
Balance as of 12/31/24	$253,741
Change in unrealized appreciation or depreciation	135,716
Partial liquidation proceeds	(181,353)
Balance as of 12/31/25	$208,104
The net change in unrealized appreciation or depreciation from investments held as level 3 at December 31, 2025 is $135,716. At December 31, 2025, the fund held one level 3 security.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at December 31, 2025 as reported in the Statement of Assets and Liabilities:
		Fair Value
Risk	Derivative Contracts	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$(35,731)
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended December 31, 2025 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$(61,593)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended December 31, 2025 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$(205,207)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out
18

MFS High Yield Portfolio
Notes to Financial Statements  - continued
all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At December 31, 2025, there were no securities on loan or collateral outstanding.
19

MFS High Yield Portfolio
Notes to Financial Statements  - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 12/31/25	Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$14,873,560	$14,515,992
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 12/31/25
Cost of investments	$218,072,278
Gross appreciation	5,200,084
Gross depreciation	(4,973,104)
Net unrealized appreciation (depreciation)	$226,980
Undistributed ordinary income	13,941,759
Capital loss carryforwards	(68,484,111)
Other temporary differences	2,067
Total distributable earnings (loss)	$(54,313,305)
As of December 31, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
20

MFS High Yield Portfolio
Notes to Financial Statements  - continued
Short-Term	$(2,379,847)
Long-Term	(66,104,264)
Total	$(68,484,111)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 12/31/25	Year ended 12/31/24
Initial Class	$13,315,624	$12,959,403
Service Class	1,557,936	1,556,589
Total	$14,873,560	$14,515,992
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.70%
In excess of $1 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, this management fee reduction amounted to $30,925, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.69% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.72% of average daily net assets for the Initial Class shares and 0.97% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, this reduction amounted to $173,310, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the year ended December 31, 2025, the fee was $10,506, which equated to 0.0047% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended December 31, 2025, these costs amounted to $1,098.
21

MFS High Yield Portfolio
Notes to Financial Statements  - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.0178% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the year ended December 31, 2025, purchases and sales of investments, other than short-term obligations, aggregated $106,895,051 and $122,337,826, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 12/31/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,885,043	$9,642,272	1,473,263	$7,447,861
Service Class	237,428	1,194,507	214,582	1,068,309
	2,122,471	$10,836,779	1,687,845	$8,516,170
Shares issued to shareholders in reinvestment of distributions
Initial Class	2,690,025	$13,315,624	2,623,361	$12,959,403
Service Class	319,249	1,557,936	319,628	1,556,589
	3,009,274	$14,873,560	2,942,989	$14,515,992
Shares reacquired
Initial Class	(6,414,378)	$(32,514,998)	(7,087,517)	$(35,744,057)
Service Class	(918,185)	(4,602,521)	(917,192)	(4,566,896)
	(7,332,563)	$(37,117,519)	(8,004,709)	$(40,310,953)
Net change
Initial Class	(1,839,310)	$(9,557,102)	(2,990,893)	$(15,336,793)
Service Class	(361,508)	(1,850,078)	(382,982)	(1,941,998)
	(2,200,818)	$(11,407,180)	(3,373,875)	$(17,278,791)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control.  At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 19%, 8%, and 5%, respectively, of the value of outstanding voting shares of the fund.
22

MFS High Yield Portfolio
Notes to Financial Statements  - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended December 31, 2025, the fund’s commitment fee and interest expense were $1,058 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended December 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,658,482	$57,762,233	$55,554,466	$(635)	$664	$4,866,278

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$230,553	$—
23

MFS High Yield Portfolio
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Variable Insurance Trust II and the Shareholders of MFS High Yield Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS High Yield Portfolio (the “Fund”), including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 12, 2026
We have served as the auditor of one or more of the MFS investment companies since 1924.
24

MFS High Yield Portfolio
Federal Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS High Yield Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS High Yield Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS High Yield Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
26

MFS High Yield Portfolio
Board Review of Investment Advisory Agreement
MFS High Yield Portfolio
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Initial Class shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Initial Class shares was in the 4th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Initial Class shares was in the 4th quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
The Trustees expressed concern to MFS about the substandard investment performance of the Fund and the Fund’s retail counterpart, High Income Fund, which has substantially similar investment strategies and experienced substantially similar investment performance as the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year as to MFS’ efforts to improve the performance of the Fund and the Fund’s retail counterpart.
27

MFS High Yield Portfolio
Board Review of Investment Advisory Agreement - continued
In addition, the Trustees requested that they receive a separate update on the Fund’s retail counterpart at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund’s retail counterpart.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Initial Class shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $1 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
28

MFS High Yield Portfolio
Board Review of Investment Advisory Agreement - continued
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
29

MFS International Growth Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS International Growth Portfolio
Portfolio of Investments − 12/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.4%
Aerospace & Defense – 2.4%
Rolls-Royce Holdings PLC	504,829	$7,846,631
Singapore Technologies Engineering Ltd.	130,500	851,430
		$8,698,061
Alcoholic Beverages – 3.5%
Diageo PLC	143,429	$3,089,562
Heineken N.V.	92,775	7,589,126
Pernod Ricard S.A.	25,034	2,143,134
		$12,821,822
Apparel Manufacturers – 2.7%
Burberry Group PLC (a)	69,490	$1,184,333
LVMH Moet Hennessy Louis Vuitton SE	11,385	8,583,153
		$9,767,486
Brokerage & Asset Managers – 4.0%
B3 S.A. - Brasil Bolsa Balcao	1,147,200	$2,986,104
Banco BTG Pactual S.A.	201,523	1,923,158
Deutsche Boerse AG	22,992	6,039,105
London Stock Exchange Group PLC	17,738	2,135,913
XP, Inc.	82,877	1,356,697
		$14,440,977
Business Services – 4.2%
Compass Group PLC	97,080	$3,088,601
Experian PLC	93,413	4,224,743
Nomura Research Institute Ltd.	100,700	3,870,753
OBIC Co. Ltd.	95,900	3,013,405
Sodexo	15,760	807,387
		$15,004,889
Chemicals – 0.6%
UPL Ltd.	227,443	$2,012,155
Computer Software – 5.9%
Dassault Systemes SE	153,045	$4,274,598
Kingsoft Corp.	236,000	862,405
Oracle Corp. Japan	22,600	1,903,052
SAP SE	44,656	10,934,152
Totvs S.A.	267,500	2,038,089
Wisetech Global Ltd.	29,781	1,349,750
		$21,362,046
Computer Software - Systems – 5.2%
Amadeus IT Group S.A.	91,662	$6,723,290
Cap Gemini S.A.	33,459	5,541,234
Hitachi Ltd.	205,400	6,372,257
		$18,636,781
FCIFS-ANN
1

MFS International Growth Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.4%
James Hardie Industries PLC, GDR (a)	107,082	$2,206,721
Kingspan Group PLC	13,092	1,131,283
Sika AG	8,550	1,752,371
		$5,090,375
Consumer Products – 3.1%
AmorePacific Corp.	19,265	$1,594,242
Haleon PLC	705,366	3,563,593
Reckitt Benckiser Group PLC	76,017	6,150,078
		$11,307,913
Electrical Equipment – 3.6%
Schneider Electric SE	47,247	$12,950,469
Electronics – 6.1%
ASML Holding N.V.	4,150	$4,436,002
Taiwan Semiconductor Manufacturing Co. Ltd.	361,000	17,636,069
		$22,072,071
Energy - Independent – 1.3%
Canadian Natural Resources Ltd. (l)	54,153	$1,834,230
Reliance Industries Ltd.	164,290	2,870,525
		$4,704,755
Food & Beverages – 3.0%
Nestle S.A.	109,265	$10,861,667
Food & Drug Stores – 0.5%
Sugi Holdings Co. Ltd.	72,000	$1,697,616
Gaming & Lodging – 2.4%
Aristocrat Leisure Ltd.	67,609	$2,625,016
Flutter Entertainment PLC (a)	17,610	3,786,854
Lottery Corp. Ltd.	170,780	587,133
Sands China Ltd.	672,400	1,693,376
		$8,692,379
Insurance – 2.7%
AIA Group Ltd.	952,600	$9,779,735
Interactive Media Services – 1.1%
LY Corp.	546,400	$1,455,299
NAVER Corp.	15,153	2,539,112
		$3,994,411
Internet – 0.4%
Mercadolibre, Inc. (a)	733	$1,476,453
Leisure & Toys – 2.4%
Tencent Holdings Ltd.	113,500	$8,697,191
2

MFS International Growth Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 7.3%
Assa Abloy AB	188,359	$7,302,578
Atlas Copco AB, “A”	163,991	2,938,023
Delta Electronics, Inc.	146,000	4,442,414
GEA Group AG	72,927	4,953,680
RB Global, Inc.	66,190	6,814,549
		$26,451,244
Major Banks – 1.5%
DBS Group Holdings Ltd.	127,490	$5,579,519
Medical Equipment – 3.3%
EssilorLuxottica	10,470	$3,310,342
QIAGEN N.V.	72,852	3,326,597
Sonova Holding AG	7,718	1,991,368
Terumo Corp.	217,200	3,164,459
		$11,792,766
Metals & Mining – 0.6%
Glencore PLC	398,911	$2,169,971
Natural Gas - Distribution – 0.3%
China Resources Gas Group Ltd.	352,000	$1,021,756
Oil Services – 0.4%
Tenaris S.A.	81,393	$1,570,085
Other Banks & Diversified Financials – 5.8%
Credicorp Ltd.	16,587	$4,760,469
Element Fleet Management Corp.	159,963	4,201,425
Grupo Financiero Banorte S.A. de C.V.	302,655	2,805,788
HDFC Bank Ltd.	543,008	5,988,352
Kasikornbank PLC	253,700	1,566,248
Kotak Mahindra Bank Ltd.	61,037	1,494,765
		$20,817,047
Pharmaceuticals – 8.4%
AstraZeneca PLC	55,781	$10,274,412
Daiichi Sankyo Co. Ltd.	175,200	3,731,349
Merck KGaA	15,211	2,183,403
Novo Nordisk A.S., “B”	44,782	2,282,664
Roche Holding AG	28,507	11,781,033
		$30,252,861
Precious Metals & Minerals – 4.9%
Agnico Eagle Mines Ltd.	48,240	$8,180,644
Franco-Nevada Corp.	35,557	7,370,458
Northern Star Resources Ltd. Co.	125,750	2,230,607
		$17,781,709
Restaurants – 0.5%
Yum China Holdings, Inc.	27,850	$1,329,559
Yum China Holdings, Inc.	12,000	568,337
		$1,897,896
3

MFS International Growth Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 6.4%
Air Liquide S.A.	34,142	$6,425,006
Akzo Nobel N.V.	25,525	1,772,809
Linde PLC	17,593	7,501,479
Resonac Holdings Corp.	81,100	3,378,822
Symrise AG	48,895	3,957,941
		$23,036,057
Specialty Stores – 2.5%
Alibaba Group Holding Ltd.	159,500	$2,919,073
Nitori Co. Ltd.	121,300	2,123,757
Pan Pacific International Holdings Corp.	348,500	2,074,224
Zalando SE (a)	70,649	2,097,640
		$9,214,694
Total Common Stocks (Identified Cost, $243,714,607)		$355,654,857
Mutual Funds (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 3.82% (v) (Identified Cost, $5,200,371)	5,200,151	$5,201,191
Collateral for Securities Loaned – 0.5%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.72% (j) (Identified Cost, $1,711,200)	1,711,200	$1,711,200
Other Assets, Less Liabilities – (0.3)%		(1,232,254)
Net Assets – 100.0%		$361,334,994

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,201,191 and
$357,366,057, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
GDR	Global Depositary Receipt
See Notes to Financial Statements
4

MFS International Growth Portfolio
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 12/31/25 Assets
Investments in unaffiliated issuers, at value, including $1,624,800 of securities on loan (identified cost, $245,425,807)	$357,366,057
Investments in affiliated issuers, at value (identified cost, $5,200,371)	5,201,191
Foreign currency, at value (identified cost, $7,133)	7,133
Receivables for
Fund shares sold	566,478
Interest and dividends	936,498
Receivable from investment adviser	26,697
Other assets	1,593
Total assets	$364,105,647
Liabilities
Payable to custodian	$44
Payables for
Fund shares reacquired	243,808
Collateral for securities loaned, at value	1,711,200
Payable to affiliates
Administrative services fee	292
Shareholder servicing costs	89
Distribution and/or service fees	2,941
Deferred foreign capital gains tax expense payable	733,576
Accrued expenses and other liabilities	78,703
Total liabilities	$2,770,653
Net assets	$361,334,994
Net assets consist of
Paid-in capital	$233,382,978
Total distributable earnings (loss)	127,952,016
Net assets	$361,334,994
Shares of beneficial interest outstanding	20,374,794

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$147,214,794	8,207,717	$17.94
Service Class	214,120,200	12,167,077	17.60
See Notes to Financial Statements
5

MFS International Growth Portfolio
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 12/31/25
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$6,246,696
Dividends from affiliated issuers	243,931
Income on securities loaned	497
Interest	417
Other	53
Foreign taxes withheld	(626,890)
Total investment income	$5,864,704
Expenses
Management fee	$2,891,398
Distribution and/or service fees	460,845
Shareholder servicing costs	16,464
Administrative services fee	52,202
Independent Trustees' compensation	8,560
Custodian fee	86,772
Shareholder communications	19,000
Audit and tax fees	92,134
Legal fees	2,075
Miscellaneous	36,126
Total expenses	$3,665,576
Reduction of expenses by investment adviser	(372,437)
Net expenses	$3,293,139
Net investment income (loss)	$2,571,565
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $67,389 foreign capital gains tax)	$16,989,659
Affiliated issuers	218
Foreign currency	(40,761)
Net realized gain (loss)	$16,949,116
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $382,728 increase in deferred foreign capital gains tax)	$39,555,748
Affiliated issuers	86
Translation of assets and liabilities in foreign currencies	88,011
Net unrealized gain (loss)	$39,643,845
Net realized and unrealized gain (loss)	$56,592,961
Change in net assets from operations	$59,164,526
See Notes to Financial Statements
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MFS International Growth Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	12/31/25	12/31/24
Change in net assets
From operations
Net investment income (loss)	$2,571,565	$2,107,755
Net realized gain (loss)	16,949,116	17,972,595
Net unrealized gain (loss)	39,643,845	1,755,387
Change in net assets from operations	$59,164,526	$21,835,737
Total distributions to shareholders	$(20,469,588)	$(3,280,042)
Change in net assets from fund share transactions	$45,146,400	$19,201,299
Total change in net assets	$83,841,338	$37,756,994
Net assets
At beginning of period	277,493,656	239,736,662
At end of period	$361,334,994	$277,493,656
See Notes to Financial Statements
7

MFS International Growth Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$15.79	$14.67	$13.35	$16.78	$16.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.15	$0.17	$0.13	$0.09
Net realized and unrealized gain (loss)	3.11	1.18	1.76	(2.65)	1.39
Total from investment operations	$3.28	$1.33	$1.93	$(2.52)	$1.48
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.16)	$(0.16)	$(0.09)	$(0.09)
From net realized gain	(0.97)	(0.05)	(0.45)	(0.82)	(0.70)
Total distributions declared to shareholders	$(1.13)	$(0.21)	$(0.61)	$(0.91)	$(0.79)
Net asset value, end of period (x)	$17.94	$15.79	$14.67	$13.35	$16.78
Total return (%) (k)(r)(s)(x)	21.12	9.00	14.72	(14.95)	9.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.00	0.99	1.01	1.01	1.01
Expenses after expense reductions	0.88	0.88	0.88	0.88	0.88
Net investment income (loss)	0.95	0.93	1.16	0.93	0.52
Portfolio turnover rate	19	19	17	11	14
Net assets at end of period (000 omitted)	$147,215	$129,657	$118,996	$103,798	$124,671

Service Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$15.52	$14.43	$13.15	$16.55	$15.90
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.10	$0.12	$0.09	$0.04
Net realized and unrealized gain (loss)	3.06	1.17	1.74	(2.61)	1.38
Total from investment operations	$3.18	$1.27	$1.86	$(2.52)	$1.42
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.13)	$(0.13)	$(0.06)	$(0.07)
From net realized gain	(0.97)	(0.05)	(0.45)	(0.82)	(0.70)
Total distributions declared to shareholders	$(1.10)	$(0.18)	$(0.58)	$(0.88)	$(0.77)
Net asset value, end of period (x)	$17.60	$15.52	$14.43	$13.15	$16.55
Total return (%) (k)(r)(s)(x)	20.81	8.76	14.39	(15.18)	8.99
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.25	1.24	1.26	1.26	1.27
Expenses after expense reductions	1.13	1.13	1.13	1.13	1.13
Net investment income (loss)	0.69	0.67	0.87	0.65	0.22
Portfolio turnover rate	19	19	17	11	14
Net assets at end of period (000 omitted)	$214,120	$147,836	$120,740	$83,325	$87,545

See Notes to Financial Statements
8

MFS International Growth Portfolio
Financial Highlights - continued
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
9

MFS International Growth Portfolio
Notes to Financial Statements
(1) Business and Organization
MFS International Growth Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
10

MFS International Growth Portfolio
Notes to Financial Statements  - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$—	$44,035,323	$—	$44,035,323
United Kingdom	9,713,671	34,014,166	—	43,727,837
Germany	23,172,370	10,320,148	—	33,492,518
Japan	17,819,312	14,965,681	—	32,784,993
Canada	28,401,306	—	—	28,401,306
Switzerland	10,861,667	15,524,772	—	26,386,439
Taiwan	—	22,078,483	—	22,078,483
China	2,760,301	12,638,020	—	15,398,321
Netherlands	—	13,797,937	—	13,797,937
Other Countries	50,358,385	45,193,315	—	95,551,700
Investment Companies	6,912,391	—	—	6,912,391
Total	$149,999,403	$212,567,845	$—	$362,567,248
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S.
11

MFS International Growth Portfolio
Notes to Financial Statements  - continued
government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $1,624,800.  The fair value of the fund's investment securities on loan and a related liability of $1,711,200 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
12

MFS International Growth Portfolio
Notes to Financial Statements  - continued
	Year ended 12/31/25	Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$4,858,026	$3,076,742
Long-term capital gains	15,611,562	203,300
Total distributions	$20,469,588	$3,280,042
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 12/31/25
Cost of investments	$254,240,344
Gross appreciation	124,136,249
Gross depreciation	(15,809,345)
Net unrealized appreciation (depreciation)	$108,326,904
Undistributed ordinary income	5,356,352
Undistributed long-term capital gain	14,960,108
Other temporary differences	(691,348)
Total distributable earnings (loss)	$127,952,016
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 12/31/25	Year ended 12/31/24
Initial Class	$8,728,321	$1,669,193
Service Class	11,741,267	1,610,849
Total	$20,469,588	$3,280,042
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, this management fee reduction amounted to $44,481, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.88% of average daily net assets for the Initial Class shares and 1.13% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, this reduction amounted to $327,956, which is included in the reduction of total expenses in the Statement of Operations.
13

MFS International Growth Portfolio
Notes to Financial Statements  - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the year ended December 31, 2025, the fee was $15,106, which equated to 0.0047% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended December 31, 2025, these costs amounted to $1,358.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.0162% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the year ended December 31, 2025, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $63,644.
(4) Portfolio Securities
For the year ended December 31, 2025, purchases and sales of investments, other than short-term obligations, aggregated $87,848,407 and $59,714,957, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 12/31/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,667,930	$28,954,726	2,197,012	$33,520,513
Service Class	3,884,444	66,111,166	2,877,677	44,264,905
	5,552,374	$95,065,892	5,074,689	$77,785,418
Shares issued to shareholders in reinvestment of distributions
Initial Class	506,871	$8,728,321	103,037	$1,669,193
Service Class	694,339	11,741,267	101,057	1,610,849
	1,201,210	$20,469,588	204,094	$3,280,042
14

MFS International Growth Portfolio
Notes to Financial Statements  - continued
	Year ended 12/31/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares reacquired
Initial Class	(2,179,328)	$(37,504,206)	(2,200,202)	$(33,838,892)
Service Class	(1,937,625)	(32,884,874)	(1,818,153)	(28,025,269)
	(4,116,953)	$(70,389,080)	(4,018,355)	$(61,864,161)
Net change
Initial Class	(4,527)	$178,841	99,847	$1,350,814
Service Class	2,641,158	44,967,559	1,160,581	17,850,485
	2,636,631	$45,146,400	1,260,428	$19,201,299
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 7%, 5%, and 1%, respectively, of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended December 31, 2025, the fund’s commitment fee and interest expense were $1,480 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended December 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,420,229	$73,268,562	$73,487,904	$218	$86	$5,201,191

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$243,931	$—
15

MFS International Growth Portfolio
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Variable Insurance Trust II and the Shareholders of MFS International Growth Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS International Growth Portfolio (the “Fund”), including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 12, 2026
We have served as the auditor of one or more of the MFS investment companies since 1924.
16

MFS International Growth Portfolio
Federal Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates $17,173,000 as capital gain dividends paid during the fiscal year.
Income derived from foreign sources was $6,217,809. The fund intends to pass through foreign tax credits of $684,183 for the fiscal year.
17

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International Growth Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International Growth Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS International Growth Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
18

MFS International Growth Portfolio
Board Review of Investment Advisory Agreement
MFS International Growth Portfolio
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Initial Class shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Initial Class shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Initial Class shares was in the 1st quintile for each of the one- and three-year periods ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
19

MFS International Growth Portfolio
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Initial Class shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
20

MFS International Intrinsic Value Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS International Intrinsic Value Portfolio
Portfolio of Investments − 12/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Airlines – 1.3%
Ryanair Holdings PLC, ADR	278,430	$20,099,862
Alcoholic Beverages – 1.7%
Diageo PLC	658,236	$14,178,867
Pernod Ricard S.A.	140,398	12,019,323
		$26,198,190
Apparel Manufacturers – 0.8%
Compagnie Financiere Richemont S.A.	59,865	$12,919,837
Automotive – 0.5%
Shimano, Inc.	74,100	$7,822,035
Brokerage & Asset Managers – 5.4%
Deutsche Boerse AG	131,843	$34,630,035
Euronext N.V.	162,967	24,460,232
London Stock Exchange Group PLC	194,831	23,460,481
		$82,550,748
Business Services – 1.5%
Experian PLC	497,042	$22,479,469
Computer Software – 4.2%
Cadence Design Systems, Inc. (a)	22,788	$7,123,073
Check Point Software Technologies Ltd. (a)	56,610	10,504,552
Dassault Systemes SE	584,636	16,329,080
SAP SE	128,810	31,539,504
		$65,496,209
Computer Software - Systems – 3.6%
Amadeus IT Group S.A.	266,730	$19,564,304
Cap Gemini S.A.	50,992	8,444,920
Samsung Electronics Co. Ltd.	323,924	26,960,875
		$54,970,099
Construction – 3.6%
Compagnie de Saint-Gobain S.A.	217,751	$22,104,564
CRH PLC	189,466	23,645,357
Sika AG	51,628	10,581,450
		$56,331,371
Consumer Products – 5.1%
Beiersdorf AG	85,380	$9,399,718
Haleon PLC	6,359,296	32,127,917
Kenvue, Inc.	705,297	12,166,373
KOSE Corp.	29,600	990,194
Lion Corp.	120,400	1,270,924
Reckitt Benckiser Group PLC	145,775	11,793,779
FCGFS-ANN
1

MFS International Intrinsic Value Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – continued
ROHTO Pharmaceutical Co. Ltd.	654,900	$10,987,469
		$78,736,374
Electrical Equipment – 7.4%
Legrand S.A.	283,717	$42,162,037
Mitsubishi Electric Corp.	971,900	28,448,426
Schneider Electric SE	156,333	42,851,093
		$113,461,556
Electronics – 4.4%
ASML Holding N.V.	10,435	$11,154,138
Hirose Electric Co. Ltd.	64,600	7,132,642
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	165,514	50,298,050
		$68,584,830
Energy - Integrated – 4.1%
Aker BP ASA	504,941	$12,848,547
Galp Energia SGPS S.A., “B”	278,327	4,741,468
Petroleo Brasileiro S.A., ADR	507,382	5,718,195
TotalEnergies SE	604,009	39,368,019
		$62,676,229
Engineering - Construction – 0.7%
Taisei Corp.	107,100	$10,143,185
Food & Beverages – 2.9%
Chocoladefabriken Lindt & Sprungli AG	344	$5,033,405
Ezaki Glico Co. Ltd.	165,000	5,710,323
Kerry Group PLC	123,107	11,284,677
Novozymes A.S.	44,481	2,848,557
Toyo Suisan Kaisha Ltd.	286,900	19,644,624
		$44,521,586
Forest & Paper Products – 0.7%
Svenska Cellulosa Aktiebolaget (l)	784,597	$10,421,708
Insurance – 2.7%
Hiscox Ltd.	487,191	$9,288,754
Samsung Fire & Marine Insurance Co. Ltd.	28,633	9,878,589
Willis Towers Watson PLC	68,252	22,427,607
		$41,594,950
Machinery & Tools – 4.6%
Assa Abloy AB	578,169	$22,415,302
IMI PLC	698,652	23,292,223
Knorr-Bremse AG	93,999	10,510,994
Schindler Holding AG	22,876	8,621,062
Spirax Group PLC	64,313	5,881,594
		$70,721,175
Major Banks – 10.9%
Bank of Ireland Group PLC	1,184,870	$22,668,176
BPER Banca S.p.A.	621,201	8,400,189
Lloyds Banking Group PLC	13,559,052	17,868,698
National Bank of Greece S.A.	667,024	10,159,852
2

MFS International Intrinsic Value Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
NatWest Group PLC	5,037,029	$43,932,777
Resona Holdings, Inc.	3,510,000	33,280,779
UBS Group AG	694,626	32,110,520
		$168,420,991
Medical & Health Technology & Services – 0.7%
M3, Inc.	749,500	$10,149,883
Medical Equipment – 6.7%
Agilent Technologies, Inc.	143,463	$19,521,010
Alcon, Inc.	160,060	12,714,119
Coloplast, “B”	58,969	5,061,675
EssilorLuxottica	51,561	16,302,249
Olympus Corp.	489,700	6,237,909
Shimadzu Corp.	446,000	11,867,518
Smith & Nephew PLC	948,865	15,796,299
Waters Corp. (a)	40,628	15,431,733
		$102,932,512
Metals & Mining – 2.4%
ArcelorMittal S.A.	351,885	$16,025,685
Glencore PLC	3,955,327	21,515,942
		$37,541,627
Oil Services – 0.5%
Tenaris S.A.	420,787	$8,117,054
Other Banks & Diversified Financials – 6.5%
AIB Group PLC	3,187,134	$34,247,929
CaixaBank S.A.	3,282,624	40,088,188
Chiba Bank Ltd.	1,317,100	14,642,872
Julius Baer Group Ltd.	138,680	10,841,818
		$99,820,807
Pharmaceuticals – 3.5%
Roche Holding AG	73,930	$30,552,908
Sandoz Group AG	319,317	23,272,268
		$53,825,176
Precious Metals & Minerals – 8.4%
Agnico Eagle Mines Ltd.	160,748	$27,259,994
Franco-Nevada Corp.	273,176	56,625,481
Northern Star Resources Ltd. Co.	803,757	14,257,383
Wheaton Precious Metals Corp.	260,734	30,652,463
		$128,795,321
Printing & Publishing – 1.1%
RELX PLC	211,145	$8,540,449
Wolters Kluwer N.V.	80,014	8,306,827
		$16,847,276
3

MFS International Intrinsic Value Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 2.3%
Croda International PLC	85,722	$3,106,563
Nitto Denko Corp.	465,300	11,055,976
Symrise AG	266,160	21,545,060
		$35,707,599
Specialty Stores – 0.5%
Nitori Co. Ltd.	429,700	$7,523,316
Total Common Stocks (Identified Cost, $962,827,755)		$1,519,410,975
Mutual Funds (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 3.82% (v) (Identified Cost, $16,363,545)	16,363,339	$16,366,611
Collateral for Securities Loaned – 0.6%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.72% (j) (Identified Cost, $9,885,918)	9,885,918	$9,885,918
Other Assets, Less Liabilities – (0.4)%		(5,947,245)
Net Assets – 100.0%		$1,539,716,259

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $16,366,611 and
$1,529,296,893, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See Notes to Financial Statements
4

MFS International Intrinsic Value Portfolio
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 12/31/25 Assets
Investments in unaffiliated issuers, at value, including $9,410,391 of securities on loan (identified cost, $972,713,673)	$1,529,296,893
Investments in affiliated issuers, at value (identified cost, $16,363,545)	16,366,611
Cash	55,787
Foreign currency, at value (identified cost, $10)	10
Receivables for
Fund shares sold	809,020
Interest and dividends	5,063,809
Other assets	4,924
Total assets	$1,551,597,054
Liabilities
Payables for
Fund shares reacquired	$1,800,056
Collateral for securities loaned, at value	9,885,918
Payable to affiliates
Investment adviser	72,125
Administrative services fee	1,033
Shareholder servicing costs	225
Distribution and/or service fees	16,549
Payable for independent Trustees' compensation	118
Accrued expenses and other liabilities	104,771
Total liabilities	$11,880,795
Net assets	$1,539,716,259
Net assets consist of
Paid-in capital	$839,344,332
Total distributable earnings (loss)	700,371,927
Net assets	$1,539,716,259
Shares of beneficial interest outstanding	42,388,620

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$337,115,423	9,118,492	$36.97
Service Class	1,202,600,836	33,270,128	36.15
See Notes to Financial Statements
5

MFS International Intrinsic Value Portfolio
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 12/31/25
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$38,204,691
Dividends from affiliated issuers	1,121,462
Income on securities loaned	42,830
Interest	3,766
Other	572
Foreign taxes withheld	(3,280,319)
Total investment income	$36,093,002
Expenses
Management fee	$12,663,594
Distribution and/or service fees	2,859,828
Shareholder servicing costs	38,077
Administrative services fee	197,955
Independent Trustees' compensation	32,216
Custodian fee	150,947
Audit and tax fees	76,551
Legal fees	7,785
Miscellaneous	22,107
Total expenses	$16,049,060
Reduction of expenses by investment adviser	(201,929)
Net expenses	$15,847,131
Net investment income (loss)	$20,245,871
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$131,067,807
Affiliated issuers	940
Foreign currency	100,714
Net realized gain (loss)	$131,169,461
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$261,731,647
Affiliated issuers	(885)
Translation of assets and liabilities in foreign currencies	448,697
Net unrealized gain (loss)	$262,179,459
Net realized and unrealized gain (loss)	$393,348,920
Change in net assets from operations	$413,594,791
See Notes to Financial Statements
6

MFS International Intrinsic Value Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	12/31/25	12/31/24
Change in net assets
From operations
Net investment income (loss)	$20,245,871	$20,161,159
Net realized gain (loss)	131,169,461	84,610,884
Net unrealized gain (loss)	262,179,459	(10,396,774)
Change in net assets from operations	$413,594,791	$94,375,269
Total distributions to shareholders	$(102,401,056)	$(78,131,162)
Change in net assets from fund share transactions	$(119,734,559)	$(22,773,852)
Total change in net assets	$191,459,176	$(6,529,745)
Net assets
At beginning of period	1,348,257,083	1,354,786,828
At end of period	$1,539,716,259	$1,348,257,083
See Notes to Financial Statements
7

MFS International Intrinsic Value Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$29.79	$29.40	$27.24	$37.62	$35.05
Income (loss) from investment operations
Net investment income (loss) (d)	$0.54	$0.51	$0.42	$0.21	$0.16
Net realized and unrealized gain (loss)	9.18	1.71	4.20	(9.07)	3.51
Total from investment operations	$9.72	$2.22	$4.62	$(8.86)	$3.67
Less distributions declared to shareholders
From net investment income	$(0.55)	$(0.43)	$(0.22)	$(0.23)	$(0.12)
From net realized gain	(1.99)	(1.40)	(2.24)	(1.29)	(0.98)
Total distributions declared to shareholders	$(2.54)	$(1.83)	$(2.46)	$(1.52)	$(1.10)
Net asset value, end of period (x)	$36.97	$29.79	$29.40	$27.24	$37.62
Total return (%) (k)(r)(s)(x)	33.26	7.25	17.66	(23.56)	10.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.90	0.92	0.91	0.92	0.90
Expenses after expense reductions	0.89	0.89	0.90	0.90	0.89
Net investment income (loss)	1.58	1.63	1.45	0.71	0.45
Portfolio turnover rate	18	15	20	30	13
Net assets at end of period (000 omitted)	$337,115	$290,217	$277,965	$253,911	$344,052

Service Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$29.17	$28.83	$26.75	$36.96	$34.47
Income (loss) from investment operations
Net investment income (loss) (d)	$0.45	$0.43	$0.34	$0.13	$0.07
Net realized and unrealized gain (loss)	8.99	1.67	4.12	(8.90)	3.45
Total from investment operations	$9.44	$2.10	$4.46	$(8.77)	$3.52
Less distributions declared to shareholders
From net investment income	$(0.47)	$(0.36)	$(0.14)	$(0.15)	$(0.05)
From net realized gain	(1.99)	(1.40)	(2.24)	(1.29)	(0.98)
Total distributions declared to shareholders	$(2.46)	$(1.76)	$(2.38)	$(1.44)	$(1.03)
Net asset value, end of period (x)	$36.15	$29.17	$28.83	$26.75	$36.96
Total return (%) (k)(r)(s)(x)	32.96	6.97	17.37	(23.75)	10.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.15	1.17	1.16	1.17	1.15
Expenses after expense reductions	1.14	1.14	1.15	1.15	1.14
Net investment income (loss)	1.34	1.40	1.21	0.46	0.19
Portfolio turnover rate	18	15	20	30	13
Net assets at end of period (000 omitted)	$1,202,601	$1,058,041	$1,076,821	$1,006,259	$1,318,997

See Notes to Financial Statements
8

MFS International Intrinsic Value Portfolio
Financial Highlights - continued
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
9

MFS International Intrinsic Value Portfolio
Notes to Financial Statements
(1) Business and Organization
MFS International Intrinsic Value Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and
10

MFS International Intrinsic Value Portfolio
Notes to Financial Statements  - continued
market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$43,921,696	$209,342,116	$—	$253,263,812
France	—	240,067,202	—	240,067,202
Japan	90,625,108	96,282,967	—	186,908,075
Switzerland	5,033,405	141,613,982	—	146,647,387
Canada	114,537,938	—	—	114,537,938
Germany	72,995,276	34,630,035	—	107,625,311
United States	100,315,153	—	—	100,315,153
Ireland	31,384,539	56,916,105	—	88,300,644
Spain	—	59,652,492	—	59,652,492
Other Countries	111,667,088	110,425,873	—	222,092,961
Investment Companies	26,252,529	—	—	26,252,529
Total	$596,732,732	$948,930,772	$—	$1,545,663,504
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In
11

MFS International Intrinsic Value Portfolio
Notes to Financial Statements  - continued
return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $9,410,391.  The fair value of the fund's investment securities on loan and a related liability of $9,885,918 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 12/31/25	Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$24,587,916	$17,869,368
Long-term capital gains	77,813,140	60,261,794
Total distributions	$102,401,056	$78,131,162
The federal tax cost and the tax basis components of distributable earnings were as follows:
12

MFS International Intrinsic Value Portfolio
Notes to Financial Statements  - continued
As of 12/31/25
Cost of investments	$996,105,504
Gross appreciation	587,113,616
Gross depreciation	(37,555,616)
Net unrealized appreciation (depreciation)	$549,558,000
Undistributed ordinary income	24,371,114
Undistributed long-term capital gain	126,261,120
Other temporary differences	181,693
Total distributable earnings (loss)	$700,371,927
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 12/31/25	Year ended 12/31/24
Initial Class	$22,105,089	$16,703,644
Service Class	80,295,967	61,427,518
Total	$102,401,056	$78,131,162
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, this management fee reduction amounted to $201,929, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.85% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.89% of average daily net assets for the Initial Class shares and 1.14% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these
13

MFS International Intrinsic Value Portfolio
Notes to Financial Statements  - continued
participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the year ended December 31, 2025, the fee was $35,977, which equated to 0.0025% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended December 31, 2025, these costs amounted to $2,100.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.0136% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the year ended December 31, 2025, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $3,331,873. The sales transactions resulted in net realized gains (losses) of $2,175,775.
(4) Portfolio Securities
For the year ended December 31, 2025, purchases and sales of investments, other than short-term obligations, aggregated $260,893,236 and $448,883,763, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 12/31/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,533,460	$51,697,888	1,832,695	$56,488,740
Service Class	3,541,589	117,254,184	3,420,863	103,535,681
	5,075,049	$168,952,072	5,253,558	$160,024,421
Shares issued to shareholders in reinvestment of distributions
Initial Class	634,072	$21,843,766	523,783	$16,394,418
Service Class	2,381,963	80,295,967	2,002,201	61,427,518
	3,016,035	$102,139,733	2,525,984	$77,821,936
Shares reacquired
Initial Class	(2,792,219)	$(94,471,685)	(2,067,278)	$(63,785,141)
Service Class	(8,922,876)	(296,354,679)	(6,500,365)	(196,835,068)
	(11,715,095)	$(390,826,364)	(8,567,643)	$(260,620,209)
14

MFS International Intrinsic Value Portfolio
Notes to Financial Statements  - continued
	Year ended 12/31/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Net change
Initial Class	(624,687)	$(20,930,031)	289,200	$9,098,017
Service Class	(2,999,324)	(98,804,528)	(1,077,301)	(31,871,869)
	(3,624,011)	$(119,734,559)	(788,101)	$(22,773,852)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control.  At the end of the period, the MFS Moderate Allocation Portfolio and the MFS Growth Allocation Portfolio were the owners of record of approximately 2% and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Conservative Allocation Portfolio was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
Effective at the close of business on October 16, 2017, the fund was closed to new investors subject to certain exceptions.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended December 31, 2025, the fund’s commitment fee and interest expense were $6,803 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended December 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$29,425,344	$236,312,395	$249,371,183	$940	$(885)	$16,366,611

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,121,462	$—
15

MFS International Intrinsic Value Portfolio
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Variable Insurance Trust II and the Shareholders of MFS International Intrinsic Value Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS International Intrinsic Value Portfolio (the “Fund”), including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 12, 2026
We have served as the auditor of one or more of the MFS investment companies since 1924.
16

MFS International Intrinsic Value Portfolio
Federal Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates $85,595,000 as capital gain dividends paid during the fiscal year.
Income derived from foreign sources was $37,400,587. The fund intends to pass through foreign tax credits of $2,871,569 for the fiscal year.
17

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International Intrinsic Value Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International Intrinsic Value Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS International Intrinsic Value Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
18

MFS International Intrinsic Value Portfolio
Board Review of Investment Advisory Agreement
MFS International Intrinsic Value Portfolio
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Initial Class shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Initial Class shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Initial Class shares was in the 1st quintile for the one-year period and the 5th quintile for the three-year period ended December 31, 2024 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
19

MFS International Intrinsic Value Portfolio
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Initial Class shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each higher than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
20

MFS Massachusetts Investors Growth Stock Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Massachusetts Investors Growth Stock Portfolio
Portfolio of Investments − 12/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 100.0%
Apparel Manufacturers – 1.3%
LVMH Moet Hennessy Louis Vuitton SE	16,049	$12,099,344
Broadcasting – 0.1%
Walt Disney Co.	5,703	$648,830
Brokerage & Asset Managers – 2.7%
Brookfield Asset Management Ltd.	165,617	$8,675,722
Charles Schwab Corp.	100,756	10,066,532
CME Group, Inc.	25,444	6,948,247
		$25,690,501
Business Services – 7.0%
Accenture PLC, “A”	117,235	$31,454,150
TransUnion	279,902	24,001,597
Verisk Analytics, Inc., “A”	43,760	9,788,674
		$65,244,421
Computer Software – 16.6%
Intuit, Inc.	17,232	$11,414,821
Microsoft Corp.	268,636	129,917,742
Salesforce, Inc.	52,961	14,029,899
		$155,362,462
Computer Software - Systems – 5.8%
Apple, Inc.	200,251	$54,440,237
Construction – 2.5%
Otis Worldwide Corp.	100,264	$8,758,060
Pool Corp.	25,710	5,881,163
Sherwin-Williams Co.	28,793	9,329,796
		$23,969,019
Consumer Products – 3.3%
Church & Dwight Co., Inc.	198,309	$16,628,210
L’Oréal S.A.	32,801	14,089,120
		$30,717,330
Electrical Equipment – 9.5%
Amphenol Corp., “A”	238,962	$32,293,325
Eaton Corp. PLC	56,398	17,963,327
Hubbell, Inc.	47,640	21,157,400
Schneider Electric SE	30,608	8,389,696
TE Connectivity PLC	40,885	9,301,746
		$89,105,494
Electronics – 14.1%
Analog Devices, Inc.	25,521	$6,921,295
NVIDIA Corp.	484,908	90,435,342
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	108,914	33,097,876
MISFS-ANN
1

MFS Massachusetts Investors Growth Stock Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Texas Instruments, Inc.	12,362	$2,144,683
		$132,599,196
Food & Beverages – 0.5%
McCormick & Co., Inc.	33,711	$2,296,056
PepsiCo, Inc.	15,316	2,198,153
		$4,494,209
Gaming & Lodging – 2.3%
Hilton Worldwide Holdings, Inc.	73,777	$21,192,443
Insurance – 3.1%
Aon PLC	73,024	$25,768,709
Marsh & McLennan Cos., Inc.	16,033	2,974,442
		$28,743,151
Interactive Media Services – 3.8%
Alphabet, Inc., “A”	114,140	$35,725,820
Leisure & Toys – 1.9%
Tencent Holdings Ltd.	236,400	$18,114,679
Machinery & Tools – 0.6%
Graco, Inc.	69,610	$5,705,932
Medical & Health Technology & Services – 0.2%
ICON PLC (a)	3,255	$593,126
Veeva Systems, Inc. (a)	4,518	1,008,553
		$1,601,679
Medical Equipment – 10.3%
Agilent Technologies, Inc.	139,407	$18,969,110
Becton, Dickinson and Co.	77,780	15,094,764
Boston Scientific Corp. (a)	85,046	8,109,136
Danaher Corp.	62,855	14,388,767
Mettler-Toledo International, Inc. (a)	7,800	10,874,682
STERIS PLC	59,519	15,089,257
Stryker Corp.	9,947	3,496,072
Thermo Fisher Scientific, Inc.	18,468	10,701,283
		$96,723,071
Other Banks & Diversified Financials – 7.3%
Mastercard, Inc., “A”	38,082	$21,740,252
Moody's Corp.	23,470	11,989,650
Visa, Inc., “A”	99,659	34,951,408
		$68,681,310
Restaurants – 0.2%
Starbucks Corp.	18,664	$1,571,695
2

MFS Massachusetts Investors Growth Stock Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 4.9%
Amazon.com, Inc. (a)	85,018	$19,623,855
Ross Stores, Inc.	83,251	14,996,835
TJX Cos., Inc.	73,703	11,321,518
		$45,942,208
Telecom - Infrastructure – 0.1%
American Tower Corp., REIT	4,773	$837,996
Utilities - Electric Power – 1.9%
CMS Energy Corp.	255,886	$17,894,108
Total Common Stocks (Identified Cost, $426,533,903)		$937,105,135
Mutual Funds (h) – 0.1%
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 3.82% (v) (Identified Cost, $871,124)	871,121	$871,295
Other Assets, Less Liabilities – (0.1)%		(854,047)
Net Assets – 100.0%		$937,122,383

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $871,295 and
$937,105,135, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
3

MFS Massachusetts Investors Growth Stock Portfolio
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 12/31/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $426,533,903)	$937,105,135
Investments in affiliated issuers, at value (identified cost, $871,124)	871,295
Cash	62,082
Receivables for
Fund shares sold	47,135
Dividends	296,906
Receivable from investment adviser	10,327
Other assets	3,226
Total assets	$938,396,106
Liabilities
Payables for
Fund shares reacquired	$1,177,460
Payable to affiliates
Administrative services fee	656
Shareholder servicing costs	165
Distribution and/or service fees	5,564
Payable for independent Trustees' compensation	49
Accrued expenses and other liabilities	89,829
Total liabilities	$1,273,723
Net assets	$937,122,383
Net assets consist of
Paid-in capital	$338,105,428
Total distributable earnings (loss)	599,016,955
Net assets	$937,122,383
Shares of beneficial interest outstanding	42,111,858

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$534,390,654	23,698,994	$22.55
Service Class	402,731,729	18,412,864	21.87
See Notes to Financial Statements
4

MFS Massachusetts Investors Growth Stock Portfolio
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 12/31/25
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$9,511,978
Dividends from affiliated issuers	264,975
Income on securities loaned	459
Other	135
Interest	73
Foreign taxes withheld	(187,625)
Total investment income	$9,589,995
Expenses
Management fee	$7,149,386
Distribution and/or service fees	1,019,346
Shareholder servicing costs	29,717
Administrative services fee	133,502
Independent Trustees' compensation	21,572
Custodian fee	49,288
Shareholder communications	23,899
Audit and tax fees	72,255
Legal fees	5,214
Miscellaneous	37,866
Total expenses	$8,542,045
Reduction of expenses by investment adviser	(656,360)
Net expenses	$7,885,685
Net investment income (loss)	$1,704,310
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$89,451,120
Affiliated issuers	(907)
Foreign currency	(15,125)
Net realized gain (loss)	$89,435,088
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(2,307,111)
Affiliated issuers	(37)
Translation of assets and liabilities in foreign currencies	6,919
Net unrealized gain (loss)	$(2,300,229)
Net realized and unrealized gain (loss)	$87,134,859
Change in net assets from operations	$88,839,169
See Notes to Financial Statements
5

MFS Massachusetts Investors Growth Stock Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	12/31/25	12/31/24
Change in net assets
From operations
Net investment income (loss)	$1,704,310	$1,682,093
Net realized gain (loss)	89,435,088	136,017,028
Net unrealized gain (loss)	(2,300,229)	13,046,262
Change in net assets from operations	$88,839,169	$150,745,383
Total distributions to shareholders	$(138,418,612)	$(90,811,774)
Change in net assets from fund share transactions	$(6,486,303)	$(44,909,961)
Total change in net assets	$(56,065,746)	$15,023,648
Net assets
At beginning of period	993,188,129	978,164,481
At end of period	$937,122,383	$993,188,129
See Notes to Financial Statements
6

MFS Massachusetts Investors Growth Stock Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$23.95	$22.63	$19.29	$27.57	$25.06
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.07	$0.08	$0.06	$0.04
Net realized and unrealized gain (loss)	2.16	3.55	4.44	(5.14)	6.24
Total from investment operations	$2.23	$3.62	$4.52	$(5.08)	$6.28
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.09)	$(0.06)	$(0.02)	$(0.07)
From net realized gain	(3.56)	(2.21)	(1.12)	(3.18)	(3.70)
Total distributions declared to shareholders	$(3.63)	$(2.30)	$(1.18)	$(3.20)	$(3.77)
Net asset value, end of period (x)	$22.55	$23.95	$22.63	$19.29	$27.57
Total return (%) (k)(r)(s)(x)	9.90	16.27	24.01	(19.26)	25.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.79	0.79	0.78	0.79	0.78
Expenses after expense reductions	0.72	0.73	0.73	0.76	0.76
Net investment income (loss)	0.29	0.27	0.38	0.29	0.15
Portfolio turnover rate	21	19	20	17	15
Net assets at end of period (000 omitted)	$534,391	$573,217	$569,547	$517,839	$714,524

Service Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$23.33	$22.10	$18.86	$27.07	$24.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.01	$0.03	$0.01	$(0.03)
Net realized and unrealized gain (loss)	2.09	3.46	4.34	(5.04)	6.14
Total from investment operations	$2.10	$3.47	$4.37	$(5.03)	$6.11
Less distributions declared to shareholders
From net investment income	$(0.00)(w)	$(0.03)	$(0.01)	$—	$(0.01)
From net realized gain	(3.56)	(2.21)	(1.12)	(3.18)	(3.70)
Total distributions declared to shareholders	$(3.56)	$(2.24)	$(1.13)	$(3.18)	$(3.71)
Net asset value, end of period (x)	$21.87	$23.33	$22.10	$18.86	$27.07
Total return (%) (k)(r)(s)(x)	9.61	15.98	23.70	(19.45)	25.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.04	1.04	1.03	1.04	1.03
Expenses after expense reductions	0.97	0.98	0.98	1.01	1.01
Net investment income (loss)	0.04	0.02	0.13	0.04	(0.10)
Portfolio turnover rate	21	19	20	17	15
Net assets at end of period (000 omitted)	$402,732	$419,971	$408,618	$361,330	$475,478

See Notes to Financial Statements
7

MFS Massachusetts Investors Growth Stock Portfolio
Financial Highlights - continued
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
8

MFS Massachusetts Investors Growth Stock Portfolio
Notes to Financial Statements
(1) Business and Organization
MFS Massachusetts Investors Growth Stock Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or
9

MFS Massachusetts Investors Growth Stock Portfolio
Notes to Financial Statements  - continued
market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$842,638,698	$—	$—	$842,638,698
France	—	34,578,160	—	34,578,160
Taiwan	33,097,876	—	—	33,097,876
China	—	18,114,679	—	18,114,679
Canada	8,675,722	—	—	8,675,722
Investment Companies	871,295	—	—	871,295
Total	$885,283,591	$52,692,839	$—	$937,976,430
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the
10

MFS Massachusetts Investors Growth Stock Portfolio
Notes to Financial Statements  - continued
Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At December 31, 2025, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 12/31/25	Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$10,402,939	$8,395,642
Long-term capital gains	128,015,673	82,416,132
Total distributions	$138,418,612	$90,811,774
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 12/31/25
Cost of investments	$429,092,304
Gross appreciation	515,977,713
Gross depreciation	(7,093,587)
Net unrealized appreciation (depreciation)	$508,884,126
Undistributed ordinary income	2,003,319
Undistributed long-term capital gain	88,126,421
Other temporary differences	3,089
Total distributable earnings (loss)	$599,016,955
11

MFS Massachusetts Investors Growth Stock Portfolio
Notes to Financial Statements  - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 12/31/25	Year ended 12/31/24
Initial Class	$78,786,391	$52,482,119
Service Class	59,632,221	38,329,655
Total	$138,418,612	$90,811,774
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, this management fee reduction amounted to $132,061, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.72% of average daily net assets for the Initial Class shares and 0.97% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, this reduction amounted to $524,299, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the year ended December 31, 2025, the fee was $27,875, which equated to 0.0029% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended December 31, 2025, these costs amounted to $1,842.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.0140% of the fund's average daily net assets.
12

MFS Massachusetts Investors Growth Stock Portfolio
Notes to Financial Statements  - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 19, 2024, MFS redeemed 6 shares of Service Class for an aggregate amount of $156.
During the year ended December 31, 2025, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $598,379.
(4) Portfolio Securities
For the year ended December 31, 2025, purchases and sales of investments, other than short-term obligations, aggregated $195,901,413 and $330,514,987, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 12/31/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	562,033	$12,861,408	302,717	$7,206,834
Service Class	657,757	14,856,833	715,435	16,849,090
	1,219,790	$27,718,241	1,018,152	$24,055,924
Shares issued to shareholders in reinvestment of distributions
Initial Class	3,630,709	$78,786,391	2,254,387	$52,482,119
Service Class	2,830,196	59,632,221	1,689,275	38,329,655
	6,460,905	$138,418,612	3,943,662	$90,811,774
Shares reacquired
Initial Class	(4,424,552)	$(102,913,036)	(3,794,812)	$(91,546,310)
Service Class	(3,074,922)	(69,710,120)	(2,895,003)	(68,231,349)
	(7,499,474)	$(172,623,156)	(6,689,815)	$(159,777,659)
Net change
Initial Class	(231,810)	$(11,265,237)	(1,237,708)	$(31,857,357)
Service Class	413,031	4,778,934	(490,293)	(13,052,604)
	181,221	$(6,486,303)	(1,728,001)	$(44,909,961)
13

MFS Massachusetts Investors Growth Stock Portfolio
Notes to Financial Statements  - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended December 31, 2025, the fund’s commitment fee and interest expense were $4,497 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended December 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,560,437	$142,628,185	$150,316,383	$(907)	$(37)	$871,295

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$264,975	$—
14

MFS Massachusetts Investors Growth Stock Portfolio
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Variable Insurance Trust II and the Shareholders of MFS Massachusetts Investors Growth Stock Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Massachusetts Investors Growth Stock Portfolio (the “Fund”), including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 12, 2026
We have served as the auditor of one or more of the MFS investment companies since 1924.
15

MFS Massachusetts Investors Growth Stock Portfolio
Federal Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates $140,818,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 66.87% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.
16

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Massachusetts Investors Growth Stock Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Massachusetts Investors Growth Stock Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Massachusetts Investors Growth Stock Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
17

MFS Massachusetts Investors Growth Stock Portfolio
Board Review of Investment Advisory Agreement
MFS Massachusetts Investors Growth Stock Portfolio
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Initial Class shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Initial Class shares was in the 5th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Initial Class shares was in the 5th quintile for each of the one- and three-year periods ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
The Trustees expressed concern to MFS about the substandard investment performance of the Fund and the Fund’s retail counterpart, Massachusetts Investors Growth Stock Fund, which has substantially similar investment strategies and experienced substantially similar investment performance as the Fund.  In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year as to MFS’ efforts to improve the performance of the
18

MFS Massachusetts Investors Growth Stock Portfolio
Board Review of Investment Advisory Agreement - continued
Fund and the Fund’s retail counterpart. In addition, the Trustees requested that they receive a separate update on the Fund’s retail counterpart at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund’s retail counterpart.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Initial Class shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were higher than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $1 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
19

MFS Massachusetts Investors Growth Stock Portfolio
Board Review of Investment Advisory Agreement - continued
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
20

MFS Technology Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Technology Portfolio
Portfolio of Investments − 12/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Business Services – 2.9%
Accenture PLC, “A”	15,570	$4,177,431
Verisk Analytics, Inc., “A”	6,727	1,504,763
Zscaler, Inc. (a)	2,931	659,240
		$6,341,434
Computer Software – 26.6%
Atlassian Corp. (a)	5,878	$953,059
Autodesk, Inc. (a)	5,164	1,528,596
Cadence Design Systems, Inc. (a)	8,559	2,675,372
Constellation Software, Inc.	1,134	2,727,615
CrowdStrike Holdings, Inc. (a)	8,743	4,098,369
Datadog, Inc., “A” (a)	15,731	2,139,259
Figma, Inc. (a)	353	13,192
Guidewire Software, Inc. (a)	675	135,682
HubSpot, Inc. (a)	3,506	1,406,958
Intuit, Inc.	5,858	3,880,456
JFrog Ltd. (a)	32,630	2,038,070
Microsoft Corp. (s)	37,040	17,913,285
MongoDB, Inc. (a)	4,424	1,856,709
Oracle Corp.	25,867	5,041,737
Palantir Technologies, Inc. (a)	10,487	1,864,064
Pegasystems, Inc.	49,517	2,957,155
ServiceTitan, Inc., “A” (a)	12,575	1,339,237
Snowflake, Inc., “A” (a)	11,268	2,471,748
Tyler Technologies, Inc. (a)	4,210	1,911,129
Vertex, Inc., “A” (a)	17,469	348,856
		$57,300,548
Computer Software - Systems – 21.9%
Apple, Inc. (s)	66,716	$18,137,412
Arista Networks, Inc. (a)	19,293	2,527,962
CDW Corp.	5,344	727,853
Cisco Systems, Inc.	25,389	1,955,715
EPAM Systems, Inc. (a)	12,176	2,494,619
Hitachi Ltd.	136,400	4,231,625
International Business Machines Corp.	15,488	4,587,700
Seagate Technology Holdings PLC	5,252	1,446,348
Shopify, Inc. (a)	67,748	10,905,395
		$47,014,629
Electrical Equipment – 1.3%
Amphenol Corp., “A”	11,541	$1,559,651
Corning, Inc.	14,805	1,296,326
		$2,855,977
Electronics – 31.8%
Advanced Micro Devices (a)	32,765	$7,016,952
Analog Devices, Inc.	2,841	770,479
Applied Materials, Inc.	14,845	3,815,017
Broadcom, Inc.	48,024	16,621,106
Coherent Corp. (a)	10,282	1,897,749
TKSFS-ANN
1

MFS Technology Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Globalwafers Co. Ltd.	119,000	$1,527,570
Intel Corp. (a)	16,579	611,765
KLA Corp.	2,515	3,055,926
Lam Research Corp.	31,728	5,431,199
NVIDIA Corp. (s)	114,385	21,332,803
Taiwan Semiconductor Manufacturing Co. Ltd.	78,000	3,810,563
Teradyne, Inc.	12,621	2,442,921
		$68,334,050
Insurance – 0.5%
Aon PLC	2,914	$1,028,292
Interactive Media Services – 13.9%
Alphabet, Inc., “A” (s)	63,398	$19,843,574
Meta Platforms, Inc., “A” (s)	15,353	10,134,362
		$29,977,936
Total Common Stocks (Identified Cost, $129,314,679)		$212,852,866

	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a) (Identified Cost, $0)	CAD 11.5	N/A	849	$0

Mutual Funds (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 3.82% (v) (Identified Cost, $2,440,515)	2,440,234	$2,440,722
Other Assets, Less Liabilities – (0.0)%		(99,128)
Net Assets – 100.0%		$215,194,460

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,440,722 and
$212,852,866, respectively.

(s)	Security or a portion of the security was pledged to cover collateral requirements.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
At December 31, 2025, the fund had cash collateral of $5,268 and other liquid securities collateral with an aggregate value of $601,484. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
2

MFS Technology Portfolio
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 12/31/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $129,314,679)	$212,852,866
Investments in affiliated issuers, at value (identified cost, $2,440,515)	2,440,722
Cash	7
Foreign currency, at value (identified cost, $6)	6
Deposits with brokers	5,268
Receivables for
Fund shares sold	63,955
Dividends	32,864
Other assets	1,123
Total assets	$215,396,811
Liabilities
Payables for
Fund shares reacquired	$135,808
Payable to affiliates
Investment adviser	8,783
Administrative services fee	201
Shareholder servicing costs	47
Distribution and/or service fees	2,527
Payable for audit and tax fees	40,324
Accrued expenses and other liabilities	14,661
Total liabilities	$202,351
Net assets	$215,194,460
Net assets consist of
Paid-in capital	$106,925,965
Total distributable earnings (loss)	108,268,495
Net assets	$215,194,460
Shares of beneficial interest outstanding	5,585,690

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$32,823,766	780,828	$42.04
Service Class	182,370,694	4,804,862	37.96
See Notes to Financial Statements
3

MFS Technology Portfolio
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 12/31/25
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$1,044,847
Dividends from affiliated issuers	153,699
Other	4,791
Income on securities loaned	3,922
Foreign taxes withheld	(12,901)
Total investment income	$1,194,358
Expenses
Management fee	$1,441,875
Distribution and/or service fees	404,460
Shareholder servicing costs	8,544
Administrative services fee	35,729
Independent Trustees' compensation	5,787
Custodian fee	13,776
Audit and tax fees	74,016
Legal fees	1,377
Miscellaneous	23,169
Total expenses	$2,008,733
Reduction of expenses by investment adviser	(26,621)
Net expenses	$1,982,112
Net investment income (loss)	$(787,754)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$25,670,447
Affiliated issuers	509
Foreign currency	(3,328)
Net realized gain (loss)	$25,667,628
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$5,985,089
Affiliated issuers	(288)
Translation of assets and liabilities in foreign currencies	(6)
Net unrealized gain (loss)	$5,984,795
Net realized and unrealized gain (loss)	$31,652,423
Change in net assets from operations	$30,864,669
See Notes to Financial Statements
4

MFS Technology Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	12/31/25	12/31/24
Change in net assets
From operations
Net investment income (loss)	$(787,754)	$(640,499)
Net realized gain (loss)	25,667,628	26,972,696
Net unrealized gain (loss)	5,984,795	22,750,628
Change in net assets from operations	$30,864,669	$49,082,825
Total distributions to shareholders	$(26,247,496)	$(1,721,497)
Change in net assets from fund share transactions	$29,782,236	$(4,117,716)
Total change in net assets	$34,399,409	$43,243,612
Net assets
At beginning of period	180,795,051	137,551,439
At end of period	$215,194,460	$180,795,051
See Notes to Financial Statements
5

MFS Technology Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$41.22	$30.43	$19.73	$33.58	$31.10
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)	$(0.07)	$(0.05)	$(0.09)	$(0.21)
Net realized and unrealized gain (loss)	6.31	11.23	10.75	(11.54)	4.47
Total from investment operations	$6.23	$11.16	$10.70	$(11.63)	$4.26
Less distributions declared to shareholders
From net realized gain	$(5.41)	$(0.37)	$—	$(2.22)	$(1.78)
Net asset value, end of period (x)	$42.04	$41.22	$30.43	$19.73	$33.58
Total return (%) (k)(r)(s)(x)	16.57	36.80	54.23	(35.70)	13.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.83	0.87	0.86	0.89	0.88
Expenses after expense reductions	0.82	0.86	0.84	0.88	0.87
Net investment income (loss)	(0.20)	(0.19)	(0.18)	(0.37)	(0.62)
Portfolio turnover rate	69	47	43	28	44
Net assets at end of period (000 omitted)	$32,824	$30,905	$24,700	$17,106	$28,740
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees	N/A	N/A	N/A	N/A	0.86

See Notes to Financial Statements
6

MFS Technology Portfolio
Financial Highlights - continued
Service Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$37.81	$28.01	$18.21	$31.29	$29.15
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.17)	$(0.15)	$(0.10)	$(0.14)	$(0.27)
Net realized and unrealized gain (loss)	5.73	10.32	9.90	(10.72)	4.19
Total from investment operations	$5.56	$10.17	$9.80	$(10.86)	$3.92
Less distributions declared to shareholders
From net realized gain	$(5.41)	$(0.37)	$—	$(2.22)	$(1.78)
Net asset value, end of period (x)	$37.96	$37.81	$28.01	$18.21	$31.29
Total return (%) (k)(r)(s)(x)	16.28	36.45	53.82	(35.85)	13.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.08	1.12	1.11	1.15	1.13
Expenses after expense reductions	1.07	1.11	1.09	1.13	1.12
Net investment income (loss)	(0.45)	(0.44)	(0.43)	(0.62)	(0.87)
Portfolio turnover rate	69	47	43	28	44
Net assets at end of period (000 omitted)	$182,371	$149,890	$112,852	$80,955	$105,624
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees	N/A	N/A	N/A	N/A	1.11

(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
7

MFS Technology Portfolio
Notes to Financial Statements
(1) Business and Organization
MFS Technology Portfolio (the fund) is a non-diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the technology industry. Issuers in a single industry can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions. The value of stocks in the technology sector can be very volatile due to the rapid pace of product change, technological developments, the negative impact of regulation, and other factors. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
8

MFS Technology Portfolio
Notes to Financial Statements  - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$189,650,098	$—	$—	$189,650,098
Canada	13,633,010	0	—	13,633,010
Taiwan	—	5,338,133	—	5,338,133
Japan	—	4,231,625	—	4,231,625
Investment Companies	2,440,722	—	—	2,440,722
Total	$205,723,830	$9,569,758	$—	$215,293,588
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In
9

MFS Technology Portfolio
Notes to Financial Statements  - continued
return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At December 31, 2025, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 12/31/25	Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$4,673,489	$—
Long-term capital gains	21,574,007	1,721,497
Total distributions	$26,247,496	$1,721,497
The federal tax cost and the tax basis components of distributable earnings were as follows:
10

MFS Technology Portfolio
Notes to Financial Statements  - continued
As of 12/31/25
Cost of investments	$132,271,519
Gross appreciation	86,972,430
Gross depreciation	(3,950,361)
Net unrealized appreciation (depreciation)	$83,022,069
Undistributed long-term capital gain	25,246,481
Other temporary differences	(55)
Total distributable earnings (loss)	$108,268,495
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 12/31/25	Year ended 12/31/24
Initial Class	$3,811,198	$281,328
Service Class	22,436,298	1,440,169
Total	$26,247,496	$1,721,497
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, this management fee reduction amounted to $26,621, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund's investment activity), such that total annual operating expenses do not exceed 1.00% of average daily net assets for the Initial Class shares and 1.25% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, the fund's actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund's expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these
11

MFS Technology Portfolio
Notes to Financial Statements  - continued
participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the year ended December 31, 2025, the fee was $7,993, which equated to 0.0042% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended December 31, 2025, these costs amounted to $551.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.0186% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended December 31, 2025, this reimbursement amounted to $4,528, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the year ended December 31, 2025, purchases and sales of investments, other than short-term obligations, aggregated $136,189,055 and $131,274,946, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 12/31/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	58,355	$2,347,944	88,994	$3,265,893
Service Class	979,918	35,717,692	748,171	25,258,318
	1,038,273	$38,065,636	837,165	$28,524,211
Shares issued to shareholders in reinvestment of distributions
Initial Class	100,692	$3,811,198	7,544	$281,328
Service Class	655,840	22,436,298	42,073	1,440,169
	756,532	$26,247,496	49,617	$1,721,497
Shares reacquired
Initial Class	(127,937)	$(5,259,699)	(158,389)	$(5,728,987)
Service Class	(795,219)	(29,271,197)	(855,011)	(28,634,437)
	(923,156)	$(34,530,896)	(1,013,400)	$(34,363,424)
Net change
Initial Class	31,110	$899,443	(61,851)	$(2,181,766)
Service Class	840,539	28,882,793	(64,767)	(1,935,950)
	871,649	$29,782,236	(126,618)	$(4,117,716)
12

MFS Technology Portfolio
Notes to Financial Statements  - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended December 31, 2025, the fund’s commitment fee and interest expense were $875 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended December 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,592,991	$52,506,473	$54,658,963	$509	$(288)	$2,440,722

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$153,699	$—
13

MFS Technology Portfolio
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Variable Insurance Trust II and the Shareholders of MFS Technology Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Technology Portfolio (the “Fund”), including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 12, 2026
We have served as the auditor of one or more of the MFS investment companies since 1924.
14

MFS Technology Portfolio
Federal Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates $23,732,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 16.16% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.
15

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Technology Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Technology Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Technology Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
16

MFS Technology Portfolio
Board Review of Investment Advisory Agreement
MFS Technology Portfolio
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Initial Class shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Initial Class shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Initial Class shares was in the 2nd quintile for each of the one- and three-year periods ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
17

MFS Technology Portfolio
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Initial Class shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was lower than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $1 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
18

MFS U.S. Government Money Market Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS U.S. Government Money Market Portfolio
Portfolio of Investments − 12/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) – 63.5%
Fannie Mae, 3.57%, due 2/02/2026	$8,250,000	$8,223,930
Fannie Mae, 3.6%, due 3/18/2026	7,250,000	7,195,359
Federal Farm Credit Bank, 3.84%, due 2/06/2026	6,500,000	6,475,430
Federal Farm Credit Bank, 3.62%, due 2/19/2026	7,300,000	7,264,230
Federal Farm Credit Bank, 3.83%, due 3/05/2026	5,450,000	5,414,044
Federal Farm Credit Bank, 3.79%, due 4/20/2026	6,000,000	5,932,238
Federal Home Loan Bank, 3.86%, due 1/12/2026	12,850,000	12,834,982
Federal Home Loan Bank, 3.86%, due 2/06/2026	13,500,000	13,448,598
Federal Home Loan Bank, 3.63%, due 3/30/2026	5,600,000	5,550,857
Freddie Mac, 3.81%, due 1/20/2026	7,200,000	7,185,674
Freddie Mac, 3.79%, due 1/26/2026	8,000,000	7,979,167
U.S. Treasury Bill, 3.82%, due 1/02/2026	9,800,000	9,798,963
U.S. Treasury Bill, 3.86%, due 1/15/2026	8,450,000	8,437,431
U.S. Treasury Bill, 3.76%, due 2/05/2026	9,800,000	9,764,442
U.S. Treasury Bill, 3.8%, due 2/24/2026	6,300,000	6,264,458
U.S. Treasury Bill, 3.8%, due 3/10/2026	11,300,000	11,219,830
U.S. Treasury Bill, 3.78%, due 3/19/2026	8,600,000	8,531,711
U.S. Treasury Bill, 3.58%, due 3/26/2026	7,300,000	7,239,523
U.S. Treasury Bill, 3.66%, due 4/07/2026	8,400,000	8,318,990
U.S. Treasury Bill, 3.64%, due 5/28/2026	8,400,000	8,277,206
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$165,357,063
Repurchase Agreements – 36.7%
BofA Securities, Inc. Repurchase Agreement, 3.79%, dated 12/31/2025, due 1/02/2026, total to be received $47,848,073 (secured by U.S. Treasury and/or U.S. Government Agency Securities valued at $48,920,832)	$47,838,000	$47,838,000
Fixed Income Clearing Corp. – State Street Bank & Trust Co. Repurchase Agreement, 3.78%, dated 12/31/2025, due 1/02/2026, total to be received $47,847,274 (secured by U.S. Treasury and/or U.S. Government Agency Securities valued at $48,794,064)	47,837,228	47,837,228
Total Repurchase Agreements, at Cost and Value		$95,675,228
Other Assets, Less Liabilities – (0.2)%		(567,708)
Net Assets – 100.0%		$260,464,583

(y)	The rate shown represents an annualized yield at time of purchase.
See Notes to Financial Statements
MKSFS-ANN
1

MFS U.S. Government Money Market Portfolio
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 12/31/25 Assets
Investments in unaffiliated issuers, at cost and value	$165,357,063
Investments in unaffiliated repurchase agreements, at cost and value	95,675,228
Cash	1
Receivables for
Fund shares sold	4,345
Interest	10,059
Other assets	1,324
Total assets	$261,048,020
Liabilities
Payables for
Distributions	$3
Fund shares reacquired	529,125
Payable to affiliates
Investment adviser	5,508
Administrative services fee	227
Shareholder servicing costs	38
Payable for independent Trustees' compensation	30
Accrued expenses and other liabilities	48,506
Total liabilities	$583,437
Net assets	$260,464,583
Net assets consist of
Paid-in capital	$260,464,583
Net assets	$260,464,583
Shares of beneficial interest outstanding	260,654,588

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$172,466,389	172,592,169	$1.00
Service Class	87,998,194	88,062,419	1.00
See Notes to Financial Statements
2

MFS U.S. Government Money Market Portfolio
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 12/31/25
Net investment income (loss)
Income
Interest	$11,343,374
Other	48
Total investment income	$11,343,422
Expenses
Management fee	$1,070,000
Distribution and/or service fees	230,267
Shareholder servicing costs	6,797
Administrative services fee	45,416
Independent Trustees' compensation	7,568
Custodian fee	9,663
Shareholder communications	11,136
Audit and tax fees	46,106
Legal fees	1,786
Miscellaneous	39,714
Total expenses	$1,468,453
Reduction of expenses by investment adviser and distributor	(267,330)
Net expenses	$1,201,123
Net investment income (loss)	$10,142,299
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$114
Change in net assets from operations	$10,142,413
See Notes to Financial Statements
3

MFS U.S. Government Money Market Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	12/31/25	12/31/24
Change in net assets
From operations
Net investment income (loss)	$10,142,299	$13,107,250
Net realized gain (loss)	114	0
Change in net assets from operations	$10,142,413	$13,107,250
Total distributions to shareholders	$(10,142,299)	$(13,107,250)
Change in net assets from fund share transactions	$(13,155,023)	$(6,673,216)
Total change in net assets	$(13,154,909)	$(6,673,216)
Net assets
At beginning of period	273,619,492	280,292,708
At end of period	$260,464,583	$273,619,492
See Notes to Financial Statements
4

MFS U.S. Government Money Market Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.05	$0.05	$0.01	$0.00
Net realized and unrealized gain (loss)	0.00 (w)	0.00	(0.01)(g)	0.00	0.00 (w)
Total from investment operations	$0.04	$0.05	$0.04	$0.01	$0.00 (w)
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.05)	$(0.04)	$(0.01)	$—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (k)(r)	3.85	4.84	4.58	1.17	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.46	0.47	0.45	0.46	0.46
Expenses after expense reductions	0.45	0.45	0.44	0.33	0.04
Net investment income (loss)	3.79	4.74	4.50	1.17	0.00
Net assets at end of period (000 omitted)	$172,466	$175,092	$175,408	$159,395	$149,896

Service Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.05	$0.05	$0.01	$0.00
Net realized and unrealized gain (loss)	0.00 (w)	0.00	(0.01)(g)	0.00	0.00 (w)
Total from investment operations	$0.04	$0.05	$0.04	$0.01	$0.00 (w)
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.05)	$(0.04)	$(0.01)	$—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (k)(r)	3.85	4.84	4.58	1.17	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.71	0.72	0.70	0.71	0.71
Expenses after expense reductions	0.45	0.45	0.44	0.33	0.04
Net investment income (loss)	3.79	4.75	4.51	1.15	0.00
Net assets at end of period (000 omitted)	$87,998	$98,528	$104,885	$100,221	$105,117

(d)	Per share data is based on average shares outstanding.
(g)
The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(w)	Per share amount was less than $0.01.
See Notes to Financial Statements
5

MFS U.S. Government Money Market Portfolio
Notes to Financial Statements
(1) Business and Organization
MFS U.S. Government Money Market Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund’s Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund’s adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for debt instruments. Debt instruments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2025 in valuing the fund's assets and liabilities:
6

MFS U.S. Government Money Market Portfolio
Notes to Financial Statements  - continued

Financial Instruments	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$261,032,291	$—	$261,032,291
For further information regarding security characteristics, see the Portfolio of Investments.
Repurchase Agreements — The fund enters into bilateral repurchase agreements under the terms of Master Repurchase Agreements with approved counterparties, some of which may be novated to the clearing agency, Fixed Income Clearing Corporation (FICC). Each repurchase agreement is recorded at cost. For both bilateral and cleared repurchase agreements, the fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. On a daily basis, the fund monitors the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. In the event of default, the settlement of a cleared repurchase agreement is guaranteed by FICC. Upon an event of default on a bilateral repurchase agreement, the non-defaulting party may close out all transactions traded under a Master Repurchase Agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the Master Repurchase Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. At December 31, 2025, the fund had investments in repurchase agreements with a gross value of $95,675,228 in the Statement of Assets and Liabilities The value of the related collateral exceeded the value of the repurchase agreements at period end.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
During the year ended December 31, 2025, there were no significant adjustments due to differences between book and tax accounting.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 12/31/25	Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$10,142,299	$13,107,250
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 12/31/25
Cost of investments	$261,032,291
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
7

MFS U.S. Government Money Market Portfolio
Notes to Financial Statements  - continued
	Year ended 12/31/25	Year ended 12/31/24
Initial Class	$6,648,574	$8,315,461
Service Class	3,493,725	4,791,789
Total	$10,142,299	$13,107,250
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion	0.35%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, this management fee reduction amounted to $37,063, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.39% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.45% of average daily net assets for each of the Initial Class and Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly. MFD has agreed in writing to waive the entire 0.25% distribution and/or service fee. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, this waiver amounted to $230,267, which is included in the reduction of total expenses in the Statement of Operations. The distribution and/or service fees incurred for the year ended December 31, 2025 were equivalent to an annual effective rate of 0.00% of the average daily net assets attributable to Service Class shares.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the year ended December 31, 2025, the fee was $6,429, which equated to 0.0024% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended December 31, 2025, these costs amounted to $368.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.0170% of the fund's average daily net assets.
8

MFS U.S. Government Money Market Portfolio
Notes to Financial Statements  - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
(4) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The number of shares sold, reinvested and reacquired corresponds to the net proceeds from the sale of shares, reinvestment of distributions and cost of shares reacquired, respectively, since shares are sold and reacquired at $1.00 per share. Transactions in fund shares were as follows:
	Year ended 12/31/25	Year ended 12/31/24
Shares sold
Initial Class	23,291,749	27,313,327
Service Class	16,848,105	16,663,407
	40,139,854	43,976,734
Shares issued to shareholders in reinvestment of distributions
Initial Class	6,648,574	8,315,461
Service Class	3,493,725	4,791,789
	10,142,299	13,107,250
Shares reacquired
Initial Class	(32,561,289)	(35,942,681)
Service Class	(30,875,887)	(27,814,519)
	(63,437,176)	(63,757,200)
Net change
Initial Class	(2,620,966)	(313,893)
Service Class	(10,534,057)	(6,359,323)
	(13,155,023)	(6,673,216)
(5) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended December 31, 2025, the fund’s commitment fee and interest expense were $1,280 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
9

MFS U.S. Government Money Market Portfolio
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Variable Insurance Trust II and the Shareholders of MFS U.S. Government Money Market Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS U.S. Government Money Market Portfolio (the “Fund”), including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 12, 2026
We have served as the auditor of one or more of the MFS investment companies since 1924.
10

MFS U.S. Government Money Market Portfolio
Federal Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
11

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS U.S. Government Money Market Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS U.S. Government Money Market Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS U.S. Government Money Market Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
12

MFS U.S. Government Money Market Portfolio
Board Review of Investment Advisory Agreement
MFS U.S. Government Money Market Portfolio
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Initial Class shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Initial Class shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Initial Class shares was in the 3rd quintile for each of the one- and three-year periods ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  In addition, the Trustees noted the market conditions affecting all money market funds, in particular the low interest rate environment during portions of the three- and five-year periods, and MFS’ voluntary waiver
13

MFS U.S. Government Money Market Portfolio
Board Review of Investment Advisory Agreement - continued
of all or a portion of its fees to ensure that the Fund avoided a negative yield during certain periods.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Initial Class shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each higher than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $1 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
14

MFS Income Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Income Portfolio
Portfolio of Investments − 12/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 98.2%
Aerospace & Defense – 1.4%
Boeing Co., 6.528%, 5/01/2034	$17,000	$18,808
Boeing Co., 5.705%, 5/01/2040	34,000	34,706
Boeing Co., 5.805%, 5/01/2050	159,000	156,392
Boeing Co., 6.858%, 5/01/2054	32,000	35,940
Bombardier, Inc., 7.5%, 2/01/2029 (n)	100,000	104,296
TransDigm, Inc., 4.625%, 1/15/2029	175,000	173,840
TransDigm, Inc., 6.375%, 5/31/2033 (n)	25,000	25,653
		$549,635
Asset-Backed & Securitized – 26.8%
ACREC 2025-FL3 LLC, “C”, FLR, 6.025% (SOFR - 1mo. + 2.291%), 8/18/2042 (n)	$40,373	$40,250
Affirm Asset Securitization Trust, 2024-X2, “A”, 5.22%, 12/17/2029 (n)	5,489	5,491
Affirm, Inc., 2025-X1, “A”, 5.08%, 4/15/2030 (n)	35,599	35,651
AGL CLO 1 Ltd., 2019-1A, “BRR”, FLR, 5.534% (SOFR - 3mo. + 1.65%), 10/20/2034 (n)	250,000	249,681
American Credit Acceptance Receivables Trust, 2024-2, “B”, 6.1%, 12/13/2027 (n)	3,957	3,959
American Credit Acceptance Receivables Trust, 2024-2, “C”, 6.24%, 4/12/2030 (n)	64,000	64,528
Angel Oak Mortgage Trust, 2024-10, “A1”, 5.348%, 10/25/2069 (n)	98,149	98,615
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)	86,329	87,065
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	52,181	52,323
Arbor Realty Trust, Inc., CLO, 2021-FL4, “A”, FLR, 5.214% ((SOFR - 1mo. + 0.11448%) + 1.35%), 11/15/2036 (n)	113,777	113,778
Arbor Realty Trust, Inc., CLO, 2021-FL4, “D”, FLR, 6.764% ((SOFR - 1mo. + 0.11448%) + 2.9%), 11/15/2036 (n)	256,500	256,708
AREIT 2025-CRE10 Ltd., “B”, FLR, 5.8% (SOFR - 1mo. + 1.8419%), 1/17/2030 (n)	100,000	99,875
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	32,019	32,264
Bain Capital Credit CLO Ltd., 2020-3A, “CRR”, FLR, 5.759% (SOFR - 3mo. + 1.9%), 10/23/2034 (n)	200,000	199,742
Bain Capital Credit CLO Ltd., 2021-4A, “CR”, FLR, 5.834% (SOFR - 3mo. + 1.95%), 10/20/2034 (n)	197,222	197,256
Bank5, 2025-5YR17, “AS”, 5.626%, 11/15/2058	65,849	67,889
Bayview Financial Revolving Mortgage Loan Trust, FLR, 5.441% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	22,263	51,295
BDS 2024-FL13 Ltd., “A”, FLR, 5.307% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	100,000	100,209
BDS 2025-FL16 Ltd., “B”, FLR, 5.85% (SOFR - 1mo. + 1.85%), 7/19/2043 (n)	110,335	110,335
Black Diamond CLO Ltd., 2019-2A, “BR”, FLR, 6.609% (SOFR - 3mo. + 2.75%), 7/23/2032 (n)	250,000	250,056
BMP Commercial Mortgage Trust, 2024-MF23, “C”, FLR, 5.591% (SOFR - 1mo. + 1.8413%), 6/15/2041 (n)	100,000	100,124
BMP Commercial Mortgage Trust, 2024-MF23, “D”, FLR, 6.14% (SOFR - 1mo. + 2.3905%), 6/15/2041 (n)	100,000	100,247
BSPRT 2024-FL11 Issuer Ltd., “AS”, FLR, 5.845% (SOFR - 1mo. + 2.095%), 7/15/2039 (n)	100,000	100,250
Business Jet Securities LLC, 2024-2A, “A”, 5.364%, 9/15/2039 (n)	81,462	82,102
BX Trust, 2025-BCAT, “C”, FLR, 5.65% (SOFR - 1mo. + 1.9%), 8/15/2042 (n)	95,829	95,948
BX Trust, 2025-BCAT, “D”, FLR, 6.4% (SOFR - 1mo. + 2.65%), 8/15/2042 (n)	95,828	96,067
Cathedral Lake VI Ltd., FLR, 5.707% (SOFR - 3mo. + 1.85%), 4/25/2034 (n)	115,086	114,896
Colt Funding LLC, 2025-1, “A1”, 5.699%, 1/25/2070 (n)	84,004	84,804
Colt Funding LLC, 2024-1, “A1”, 5.835%, 2/25/2069 (n)	77,998	78,539
Colt Funding LLC, 2024-2, “A1”, 6.125%, 4/25/2069 (n)	56,586	57,124
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	81,622	81,779
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “B”, 6.774%, 8/15/2056	93,513	98,774
Commercial Mortgage Pass-Through Certificates, 2024-CBM, “B”, 6.511%, 12/10/2041 (n)	187,500	191,783
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	40,926	41,367
Crest Ltd., CDO, 7% (0.001% Cash or 7% PIK), 1/28/2040 (a)(d)(p)	933,316	9
Dryden Senior Loan Fund CLO Ltd., 2022-113A, “BR3”, FLR, 5.354% (SOFR - 3mo. + 1.45%), 10/15/2037 (n)	250,000	250,244
Dryden Senior Loan Fund, 2022-104A, “BR”, FLR, 5.638% (SOFR - 3mo. + 1.75%), 8/20/2034 (n)	250,000	250,045
Dwight 2025-FL1 Issuer LLC, FLR, 6.02% (SOFR - 1mo. + 2.286%), 6/18/2042 (n)	111,500	111,779
ELM Trust, 2024-ELM, “D10”, 6.847%, 6/10/2039 (n)	100,000	100,211
EQT Trust, 2024-EXTR, “B”, 5.654%, 7/05/2041 (n)	100,000	102,086
EQT Trust, 2024-EXTR, “C”, 6.046%, 7/05/2041 (n)	100,000	102,229
SISFS-ANN
1

MFS Income Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Exeter Automobile Receivables Trust, 2025-1A, “A”, 4.7%, 9/15/2027	$6,684	$6,685
Invesco CLO 2022-2A Ltd., “BR”, 5.564%, 7/20/2035 (n)	250,000	249,516
KREF 2021-FL2 Ltd., “D”, FLR, 6.05% ((SOFR - 1mo. + 0.11448%) + 2.2%), 2/15/2039 (n)	163,000	159,954
LoanCore 2025-CRE8 Ltd., “B”, FLR, 5.576% (SOFR - 1mo. + 1.8412%), 8/17/2042 (n)	117,500	116,693
LRECS 2025-CRE1 LLC, “B”, FLR, 6% (SOFR - 1mo. + 2%), 8/19/2043 (n)	100,000	99,999
MF1 2024-FL14 LLC, “C”, FLR, 7.02% (SOFR - 1mo. + 3.289%), 3/19/2039 (n)	100,000	100,211
MF1 2024-FL15 LLC, “B”, FLR, 6.225% (SOFR - 1mo. + 2.491%), 8/18/2041 (n)	100,000	100,080
MF1 2024-FL15 LLC, “C”, FLR, 6.674% (SOFR - 1mo. + 2.94%), 8/18/2041 (n)	100,000	100,084
MF1 2024-FL16 LLC, “B”, FLR, 5.876% (SOFR - 1mo. + 2.142%), 11/18/2039 (n)	100,000	100,000
MF1 2024-FL16 LLC, “C”, FLR, 6.276% (SOFR - 1mo. + 2.542%), 11/18/2039 (n)	120,000	120,075
MF1 2025-FL17 LLC, “B”, FLR, 5.526% (SOFR - 1mo. + 1.792%), 2/18/2040 (n)	100,000	100,062
MF1 2025-FL17 LLC, “C”, FLR, 5.826% (SOFR - 1mo. + 2.092%), 2/18/2040 (n)	100,000	100,062
MF1 Multi-Family Housing Mortgage Loan Trust, 2025-FL20, “C”, FLR, 5.884% (SOFR - 1mo. + 2.15%), 2/18/2043 (n)	121,403	121,555
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A1”, 6.152%, 12/25/2068 (n)	73,290	73,896
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM5, “A-1”, 5.439%, 7/25/2070 (n)	89,533	90,246
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM9, “A1”, 5.016%, 9/25/2070 (n)	98,055	98,229
MSWF Commercial Mortgage Trust, 2023-2, “A5”, 6.014%, 12/15/2056	73,785	79,606
MSWF Commercial Mortgage Trust, 2023-2, “AS”, 6.491%, 12/15/2056	50,728	55,158
New Residential Mortgage Loan Trust, 2024-NQMI, “A-1”, 6.129%, 3/25/2064 (n)	138,323	139,757
Northwoods Capital Ltd., 2018-14BA, “BR”, FLR, 5.691% (SOFR - 3mo. + 1.85%), 11/13/2031 (n)	250,000	250,133
OBX Trust, 2024-NQM14, “A1”, 4.944%, 9/25/2064 (n)	70,230	70,243
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)	57,175	57,733
OBX Trust, 2025-NQM1, “A1”, 5.547%, 12/25/2064 (n)	84,059	84,747
OBX Trust, 2025-NQM13, “A1”, 5.441%, 5/25/2065 (n)	86,884	87,640
OBX Trust, 2025-NQM14, “A1”, 5.162%, 7/25/2065 (n)	90,890	91,298
OBX Trust, 2025-NQM16, “A1”, 4.905%, 8/25/2065 (n)	101,642	101,706
Octagon 57 Ltd., 2021-1A, “CR”, FLR, 5.741% (SOFR - 3mo. + 1.85%), 10/15/2034 (n)	250,000	250,090
Palmer Square Loan Funding, 2024-3A Ltd., “A-2”, FLR, 5.515% (SOFR - 3mo. + 1.65%), 8/08/2032 (n)	250,000	250,179
PFP III 2024-11 Ltd., “AS”, FLR, 5.966% (SOFR - 1mo. + 2.18957%), 9/17/2039 (n)	271,725	272,404
PMT Loan Trust, 2025-INV10, “A36”, FLR, 5.224% (SOFR - 1mo. + 1.35%), 10/01/2056 (n)	97,991	97,975
Provident Funding Mortgage Trust, 2025-5, “A4”, 5.5%, 11/25/2055 (n)	185,705	186,526
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 6.796% ((SOFR - 1mo. + 0.11448%) + 2.95%), 11/25/2036 (n)	120,000	119,888
Santander Drive Auto Receivables Trust, 2025-1, “A3”, 4.74%, 1/16/2029	55,000	55,120
Shackleton 2015-7RA CLO Ltd., “B”, FLR, 5.554% (SOFR - 3mo. + 1.65%), 7/15/2031 (n)	250,000	250,015
SHR Trust, 2024-LXRY, “B”, 6.2%, 10/15/2041 (n)	159,636	160,031
Stellantis Finance US, Inc., 4.63%, 7/20/2027 (n)	59,244	59,445
STORE Master Funding LLC, 2024-1A, “A3”, 5.93%, 5/20/2054 (n)	99,167	100,241
STORE Master Funding LLC, 2024-1A, “A4”, 5.94%, 5/20/2054 (n)	99,167	101,471
Taco Bell Funding LLC, 2025-1A, “A2I”, 4.821%, 8/25/2055 (n)	117,037	116,381
TPG Real Estate Finance, 2025-FL7, “B” , FLR, 6.033% (SOFR - 1mo. + 1.95%), 6/18/2043 (n)	100,000	100,000
Trinitas CLO Ltd., 2021-15A, “CR”, FLR, 5.907% (SOFR - 3mo. + 2.05%), 4/22/2034 (n)	250,000	250,128
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	155,000	153,721
Venture CLO 43 Ltd., 2021-43A, “CR”, FLR, 6.154% (SOFR - 3mo. + 2.25%), 4/15/2034 (n)	194,468	194,461
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)	53,064	53,321
Verus Securitization Trust, 2024-2, “A1”, 6.095%, 2/25/2069 (n)	51,971	52,413
Verus Securitization Trust, 2024-8, “A1”, 5.364%, 10/25/2069 (n)	79,222	79,637
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	25,492	25,662
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 7.466% ((SOFR - 3mo. + 0.26161%) + 3.3%), 10/15/2030 (n)	250,000	251,056
		$10,292,910
Automotive – 0.6%
Hyundai Capital America, 5.35%, 3/19/2029 (n)	$37,000	$38,065
LKQ Corp., 6.25%, 6/15/2033	123,000	131,719
Wabash National Corp., 4.5%, 10/15/2028 (n)	82,000	76,695
		$246,479
2

MFS Income Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 1.5%
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	$155,000	$168,946
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	86,000	86,554
Jane Street Group/JSG Finance, Inc., 6.75%, 5/01/2033 (n)	103,000	107,511
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	141,000	137,104
LPL Holdings, Inc., 5.75%, 6/15/2035	89,000	91,577
		$591,692
Building – 0.9%
Ferguson Enterprises, Inc., 5%, 10/03/2034	$34,000	$34,293
Patrick Industries, Inc., 4.75%, 5/01/2029 (n)	175,000	173,235
Quikrete Holdings, Inc., 6.375%, 3/01/2032 (n)	126,000	131,151
		$338,679
Business Services – 0.3%
Global Payments, Inc., 2.9%, 5/15/2030	$120,000	$111,318
Cable TV – 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$150,000	$141,227
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.9%, 6/01/2052	176,000	113,594
Time Warner Cable, Inc., 4.5%, 9/15/2042	77,000	59,215
		$314,036
Chemicals – 0.3%
Chemours Co., 5.75%, 11/15/2028 (n)	$60,000	$58,350
Chemours Co., 8%, 1/15/2033 (n)	60,000	58,087
		$116,437
Computer Software – 0.6%
Dell International LLC/EMC Corp., 5.3%, 10/01/2029	$130,000	$134,146
Oracle Corp., 5.2%, 9/26/2035	50,000	47,904
Oracle Corp., 5.95%, 9/26/2055	37,000	32,782
		$214,832
Conglomerates – 1.5%
Emerald Debt Merger, 6.625%, 12/15/2030 (n)	$35,000	$36,453
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.75%, 7/15/2031 (n)	54,000	56,917
Regal Rexnord Corp., 6.4%, 4/15/2033	166,000	178,555
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	304,000	307,724
		$579,649
Consumer Services – 0.3%
CBRE Group, Inc., 5.95%, 8/15/2034	$105,000	$112,185
Electrical Equipment – 0.3%
Arrow Electronics, Inc., 5.875%, 4/10/2034	$116,000	$121,007
Electronics – 0.3%
Broadcom, Inc., 4.3%, 11/15/2032	$96,000	$94,696
Emerging Market Sovereign – 1.9%
Dominican Republic, 4.875%, 9/23/2032 (n)	$150,000	$144,180
Eagle Funding LuxCo S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)	250,000	254,647
Federal Republic of Nigeria, 7.375%, 9/28/2033	200,000	203,405
3

MFS Income Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Turkey, 6.875%, 3/17/2036	$107,000	$110,012
		$712,244
Energy - Independent – 1.2%
EQT Corp., 5%, 1/15/2029	$190,000	$192,477
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	102,000	111,564
Santos Finance Ltd., 5.75%, 11/13/2035 (n)	171,000	170,050
		$474,091
Energy - Integrated – 0.5%
Eni S.p.A., 5.5%, 5/15/2034 (n)	$200,000	$206,135
Entertainment – 0.3%
NCL Corp. Ltd., 6.75%, 2/01/2032 (n)	$110,000	$112,632
Financial Institutions – 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	$195,000	$193,747
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	48,000	47,467
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	194,000	187,875
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)	125,000	133,684
		$562,773
Food & Beverages – 1.8%
Bacardi Ltd., 5.15%, 5/15/2038 (n)	$115,000	$109,377
Central American Bottling Corp., 5.25%, 4/27/2029 (n)	199,000	197,196
Constellation Brands, Inc., 4.8%, 5/01/2030	31,000	31,518
JBS USA Holding Lux S.à r.l., 5.95%, 4/20/2035 (n)	58,000	60,986
Performance Food Group Co., 6.125%, 9/15/2032 (n)	116,000	119,585
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	100,000	97,376
Post Holdings, Inc., 6.25%, 10/15/2034 (n)	78,000	78,433
		$694,471
Gaming & Lodging – 0.3%
Las Vegas Sands Corp., 5.625%, 6/15/2028	$58,000	$59,467
Marriott International, Inc., 2.85%, 4/15/2031	61,000	56,552
		$116,019
Insurance – 1.2%
Corebridge Financial, Inc., 4.35%, 4/05/2042	$20,000	$17,100
Corebridge Financial, Inc., 4.4%, 4/05/2052	60,000	48,676
Corebridge Financial, Inc., 6.875% to 12/15/2027, FLR (CMT - 5yr. + 3.846%) to 12/15/2052	150,000	153,605
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	210,000	229,943
		$449,324
Insurance - Health – 0.5%
Humana, Inc., 5.875%, 3/01/2033	$196,000	$205,882
Insurance - Property & Casualty – 2.4%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	$150,000	$149,868
AmWINS Group Benefits, Inc., 6.375%, 2/15/2029 (n)	100,000	102,841
Aon Corp., 4.5%, 12/15/2028	115,000	116,371
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	283,000	286,765
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	15,000	14,159
Hub International Ltd., 7.25%, 6/15/2030 (n)	150,000	157,489
4

MFS Income Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	$100,000	$103,625
		$931,118
Interactive Media Services – 0.4%
Snap, Inc., 6.875%, 3/01/2033 (n)	$136,000	$140,929
Machinery & Tools – 1.1%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$200,000	$206,509
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	200,000	206,353
		$412,862
Major Banks – 7.1%
Bank of America Corp., 4.271% to 7/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.31%) to 7/23/2029	$61,000	$61,280
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	415,000	374,290
Bank of America Corp., 3.846% to 3/08/2032, FLR (CMT - 1yr. + 2%) to 3/08/2037	215,000	202,473
Barclays PLC, 7.437% to 11/02/2032, FLR (CMT - 1yr. + 3.5%) to 11/02/2033	200,000	228,691
Capital One Financial Corp., 6.7%, 11/29/2032	161,000	178,177
Citigroup, Inc., 6.875% to 8/15/2030, FLR (CMT - 5yr. + 2.89%) to 11/15/2173	182,000	189,117
Goldman Sachs Group, Inc., 3.102% to 2/24/2032, FLR (SOFR - 1 day + 1.41%) to 2/24/2033	148,000	136,341
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	200,000	189,974
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	81,000	76,412
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	25,000	25,799
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	59,000	61,379
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	200,000	183,414
UBS Group AG, 7% to 8/05/2035, FLR (USD SOFR ICE Swap Rate - 5yr. + 3.296%) to 8/05/2172 (n)	200,000	204,141
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	429,000	400,402
Wells Fargo & Co., 3.9% to 3/15/2026, FLR (CMT - 1yr. + 3.453%) to 3/15/2071	215,000	214,331
		$2,726,221
Medical & Health Technology & Services – 1.4%
Alcon Finance Corp., 5.75%, 12/06/2052 (n)	$200,000	$201,922
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	239,000	242,333
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	89,000	90,254
		$534,509
Metals & Mining – 0.6%
Fortescue Treasury Pty Ltd., 4.375%, 4/01/2031 (n)	$96,000	$92,844
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	88,000	81,173
Novelis, Inc., 3.875%, 8/15/2031 (n)	50,000	45,573
		$219,590
Midstream – 3.1%
Cheniere Energy Partners LP, 5.75%, 8/15/2034	$143,000	$149,309
Enbridge, Inc., 3.125%, 11/15/2029	150,000	143,633
Enbridge, Inc., 2.5%, 8/01/2033	170,000	145,998
Enbridge, Inc., 5.625%, 4/05/2034	109,000	113,788
Plains All American Pipeline LP, 3.8%, 9/15/2030	135,000	131,042
Targa Resources Corp., 5.4%, 7/30/2036	114,000	114,131
Targa Resources Corp., 4.95%, 4/15/2052	82,000	70,088
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031	65,000	65,397
Targa Resources Partners LP/Targa Resources Finance Corp., 4%, 1/15/2032	67,000	63,931
Venture Global LNG, Inc., 7%, 1/15/2030 (n)	205,000	197,298
		$1,194,615
5

MFS Income Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – 0.0%
Fannie Mae, 6.5%, 4/01/2032	$4,464	$4,650
Fannie Mae, 3%, 2/25/2033 (i)	17,477	1,177
Fannie Mae, 5.5%, 9/01/2034	1,934	1,962
Freddie Mac, 1.11%, 6/25/2030 (i)	109,276	4,587
		$12,376
Municipals – 3.5%
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), “A-4”, 7%, 6/30/2039	$189,000	$152,150
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), Convertible Capital Appreciation, “B-2”, 0% to 11/15/2029, 8% to 6/30/2044	99,000	50,557
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	195,000	182,388
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	270,000	223,414
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034	245,000	258,895
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	34,000	33,804
Port Beaumont, TX, Industrial Development Authority, Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 4.1%, 1/01/2028 (n)	245,000	223,117
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Taxable, “A-2”, 4.55%, 7/01/2040	174,000	151,261
Wisconsin Public Finance Authority, Senior Lien Rev., Taxable (E-470 Public Highway Authority Service Areas Project), 7.087%, 7/01/2060	65,000	65,449
		$1,341,035
Network & Telecom – 0.5%
NTT Finance Corp., 5.502%, 7/16/2035 (n)	$200,000	$207,088
Other Banks & Diversified Financials – 0.7%
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	$104,000	$102,158
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/24/2035	160,000	168,307
		$270,465
Precious Metals & Minerals – 0.5%
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	$163,000	$172,541
Real Estate - Apartment – 0.2%
Mid-America Apartments LP, 2.75%, 3/15/2030	$82,000	$77,515
Real Estate - Office – 0.8%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$209,000	$182,326
Boston Properties LP, REIT, 5.75%, 1/15/2035	122,000	125,465
		$307,791
Retailers – 0.7%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)	$65,000	$61,579
Beach Acquisition Bidco LLC, 10% (10% Cash or 10.75% PIK), 7/15/2033 (n)(p)	200,000	220,757
		$282,336
Specialty Stores – 0.7%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$274,000	$251,849
Telecommunications - Wireless – 0.5%
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	$200,000	$158,657
Rogers Communications, Inc., 4.55%, 3/15/2052	58,000	46,155
		$204,812
6

MFS Income Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Tobacco – 1.5%
B.A.T. Capital Corp., 3.215%, 9/06/2026	$231,000	$229,828
B.A.T. Capital Corp., 6.343%, 8/02/2030	18,000	19,468
Japan Tobacco, Inc., 5.85%, 6/15/2035 (n)	150,000	159,926
Philip Morris International, Inc., 5.75%, 11/17/2032	146,000	156,035
		$565,257
Transportation - Services – 0.5%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	$46,000	$45,658
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	132,000	109,456
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	46,000	32,351
		$187,465
U.S. Treasury Obligations – 25.8%
U.S. Treasury Bonds, 2.375%, 2/15/2042	$1,550,000	$1,140,945
U.S. Treasury Bonds, 4.375%, 8/15/2043	817,000	780,395
U.S. Treasury Bonds, 4.75%, 11/15/2043	950,000	950,111
U.S. Treasury Bonds, 4.5%, 2/15/2044	1,635,000	1,581,735
U.S. Treasury Bonds, 5%, 5/15/2045	250,000	256,641
U.S. Treasury Bonds, 4.875%, 8/15/2045	100,000	100,969
U.S. Treasury Bonds, 2.25%, 2/15/2052	60,000	36,403
U.S. Treasury Bonds, 4.125%, 8/15/2053	60,000	53,114
U.S. Treasury Bonds, 4.75%, 11/15/2053	300,000	294,504
U.S. Treasury Bonds, 4.25%, 2/15/2054	1,250,000	1,130,078
U.S. Treasury Bonds, 4.5%, 11/15/2054	400,000	377,281
U.S. Treasury Notes, 4.125%, 7/31/2028 (f)	1,380,000	1,400,592
U.S. Treasury Notes, 4.25%, 6/30/2029	250,000	255,283
U.S. Treasury Notes, 3.875%, 4/30/2030	1,230,000	1,239,610
U.S. Treasury Notes, 4.25%, 11/15/2034	300,000	303,152
		$9,900,813
Utilities - Electric Power – 1.4%
Enel Finance International N.V., 7.5%, 10/14/2032 (n)	$200,000	$230,410
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	34,000	30,541
Pacific Gas & Electric Co., 3.5%, 8/01/2050	250,000	168,575
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)	100,000	102,461
		$531,987
Total Bonds (Identified Cost, $38,306,136)		$37,690,300
Mutual Funds (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 3.82% (v) (Identified Cost, $346,188)	346,136	$346,205
Other Assets, Less Liabilities – 0.9%		327,334
Net Assets – 100.0%		$38,363,839
7

MFS Income Portfolio
Portfolio of Investments – continued

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $346,205 and
$37,690,300, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $17,045,472, representing 44.4% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

ICE	Intercontinental Exchange
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Derivative Contracts at 12/31/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	18	$3,758,203	March – 2026	$(2,641)
U.S. Treasury Note 5 yr	Long	USD	11	1,202,352	March – 2026	(4,765)
U.S. Treasury Ultra Bond 30 yr	Long	USD	5	590,000	March – 2026	(14,082)
U.S. Treasury Ultra Note 10 yr	Long	USD	2	230,031	March – 2026	(1,421)
						$(22,909)
At December 31, 2025, the fund had liquid securities collateral with an aggregate value of $69,015 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
8

MFS Income Portfolio
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 12/31/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $38,306,136)	$37,690,300
Investments in affiliated issuers, at value (identified cost, $346,188)	346,205
Receivables for
Fund shares sold	1,544
Interest	415,707
Receivable from investment adviser	8,778
Other assets	390
Total assets	$38,462,924
Liabilities
Payables for
Net daily variation margin on open futures contracts	$4,756
Fund shares reacquired	22,187
Payable to affiliates
Administrative services fee	94
Shareholder servicing costs	43
Distribution and/or service fees	157
Payable for audit and tax fees	49,667
Payable for shareholder communications	10,547
Accrued expenses and other liabilities	11,634
Total liabilities	$99,085
Net assets	$38,363,839
Net assets consist of
Paid-in capital	$42,615,526
Total distributable earnings (loss)	(4,251,687)
Net assets	$38,363,839
Shares of beneficial interest outstanding	4,502,734

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$26,953,196	3,154,480	$8.54
Service Class	11,410,643	1,348,254	8.46
See Notes to Financial Statements
9

MFS Income Portfolio
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 12/31/25
Net investment income (loss)
Income
Interest	$1,919,447
Dividends from affiliated issuers	16,912
Other	404
Total investment income	$1,936,763
Expenses
Management fee	$182,506
Distribution and/or service fees	25,468
Shareholder servicing costs	7,851
Administrative services fee	17,500
Independent Trustees' compensation	2,922
Custodian fee	15,524
Shareholder communications	6,906
Audit and tax fees	93,838
Legal fees	1,159
Miscellaneous	34,753
Total expenses	$388,427
Reduction of expenses by investment adviser	(117,948)
Net expenses	$270,479
Net investment income (loss)	$1,666,284
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(2,586)
Affiliated issuers	101
Futures contracts	36,002
Forward foreign currency exchange contracts	(2,035)
Foreign currency	4,417
Net realized gain (loss)	$35,899
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$832,426
Affiliated issuers	(19)
Futures contracts	18,961
Forward foreign currency exchange contracts	(5,081)
Translation of assets and liabilities in foreign currencies	204
Net unrealized gain (loss)	$846,491
Net realized and unrealized gain (loss)	$882,390
Change in net assets from operations	$2,548,674
See Notes to Financial Statements
10

MFS Income Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	12/31/25	12/31/24
Change in net assets
From operations
Net investment income (loss)	$1,666,284	$1,532,474
Net realized gain (loss)	35,899	(480,463)
Net unrealized gain (loss)	846,491	29,411
Change in net assets from operations	$2,548,674	$1,081,422
Total distributions to shareholders	$(1,560,983)	$(1,340,494)
Change in net assets from fund share transactions	$2,266,326	$2,808,107
Total change in net assets	$3,254,017	$2,549,035
Net assets
At beginning of period	35,109,822	32,560,787
At end of period	$38,363,839	$35,109,822
See Notes to Financial Statements
11

MFS Income Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$8.31	$8.37	$8.08	$9.81	$10.51
Income (loss) from investment operations
Net investment income (loss) (d)	$0.39	$0.38	$0.35	$0.26	$0.23
Net realized and unrealized gain (loss)	0.21	(0.10)	0.25	(1.59)	(0.17)
Total from investment operations	$0.60	$0.28	$0.60	$(1.33)	$0.06
Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.34)	$(0.31)	$(0.31)	$(0.33)
From net realized gain	—	—	—	(0.09)	(0.43)
Total distributions declared to shareholders	$(0.37)	$(0.34)	$(0.31)	$(0.40)	$(0.76)
Net asset value, end of period (x)	$8.54	$8.31	$8.37	$8.08	$9.81
Total return (%) (k)(r)(s)(x)	7.33	3.25	7.59	(13.71)	0.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.99	0.99	0.94	1.00	0.89
Expenses after expense reductions (h)	0.67	0.67	0.72	0.75	0.75
Net investment income (loss)	4.64	4.57	4.32	2.97	2.28
Portfolio turnover rate	29	85	49	58	72
Net assets at end of period (000 omitted)	$26,953	$25,939	$27,815	$28,129	$36,163

Service Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$8.24	$8.32	$8.03	$9.72	$10.43
Income (loss) from investment operations
Net investment income (loss) (d)	$0.37	$0.36	$0.33	$0.22	$0.21
Net realized and unrealized gain (loss)	0.21	(0.11)	0.25	(1.55)	(0.19)
Total from investment operations	$0.58	$0.25	$0.58	$(1.33)	$0.02
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.33)	$(0.29)	$(0.27)	$(0.30)
From net realized gain	—	—	—	(0.09)	(0.43)
Total distributions declared to shareholders	$(0.36)	$(0.33)	$(0.29)	$(0.36)	$(0.73)
Net asset value, end of period (x)	$8.46	$8.24	$8.32	$8.03	$9.72
Total return (%) (k)(r)(s)(x)	7.09	2.91	7.36	(13.85)	0.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.24	1.25	1.18	1.24	1.14
Expenses after expense reductions (h)	0.92	0.92	0.96	1.00	1.00
Net investment income (loss)	4.38	4.34	4.09	2.54	2.03
Portfolio turnover rate	29	85	49	58	72
Net assets at end of period (000 omitted)	$11,411	$9,171	$4,746	$2,705	$5,547

See Notes to Financial Statements
12

MFS Income Portfolio
Financial Highlights - continued
(d)	Per share data is based on average shares outstanding.
(h)
For financial highlights through December 31, 2024, in addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
13

MFS Income Portfolio
Notes to Financial Statements
(1) Business and Organization
MFS Income Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
14

MFS Income Portfolio
Notes to Financial Statements  - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of December 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$9,900,813	$—	$9,900,813
Non - U.S. Sovereign Debt	—	712,244	—	712,244
Municipal Bonds	—	1,341,035	—	1,341,035
U.S. Corporate Bonds	—	10,484,279	—	10,484,279
Residential Mortgage-Backed Securities	—	1,969,287	—	1,969,287
Commercial Mortgage-Backed Securities	—	1,996,375	—	1,996,375
Asset-Backed Securities (including CDOs)	—	6,339,624	—	6,339,624
Foreign Bonds	—	4,946,643	—	4,946,643
Investment Companies	346,205	—	—	346,205
Total	$346,205	$37,690,300	$—	$38,036,505

Other Financial Instruments
Futures Contracts – Liabilities	$(22,909)	$—	$—	$(22,909)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
15

MFS Income Portfolio
Notes to Financial Statements  - continued
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at December 31, 2025 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Liability Derivatives
Interest Rate	Futures Contracts	$(22,909)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended December 31, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$36,002	$—
Foreign Exchange	—	(2,035)
Total	$36,002	$(2,035)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended December 31, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$18,961	$—
Foreign Exchange	—	(5,081)
Total	$18,961	$(5,081)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit
16

MFS Income Portfolio
Notes to Financial Statements  - continued
support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
17

MFS Income Portfolio
Notes to Financial Statements  - continued
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds, amortization of premium and accretion of discount of debt securities, and derivative transactions.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 12/31/25	Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$1,560,983	$1,340,494
The federal tax cost and the tax basis components of distributable earnings were as follows:
18

MFS Income Portfolio
Notes to Financial Statements  - continued
As of 12/31/25
Cost of investments	$39,249,885
Gross appreciation	656,103
Gross depreciation	(1,892,392)
Net unrealized appreciation (depreciation)	$(1,236,289)
Undistributed ordinary income	1,673,645
Capital loss carryforwards	(4,689,043)
Total distributable earnings (loss)	$(4,251,687)
As of December 31, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(1,154,815)
Long-Term	(3,534,228)
Total	$(4,689,043)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 12/31/25	Year ended 12/31/24
Initial Class	$1,126,166	$1,056,752
Service Class	434,817	283,742
Total	$1,560,983	$1,340,494
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.50%
In excess of $1 billion	0.45%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, this management fee reduction amounted to $5,055, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.49% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.67% of average daily net assets for the Initial Class shares and 0.92% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, this reduction amounted to $112,893, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
19

MFS Income Portfolio
Notes to Financial Statements  - continued
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the year ended December 31, 2025, the fee was $7,256, which equated to 0.0199% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended December 31, 2025, these costs amounted to $595.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.0479% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the year ended December 31, 2025, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$6,218,774	$6,282,662
Non-U.S. Government securities	6,503,856	4,091,945
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 12/31/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	339,754	$2,893,188	295,488	$2,469,606
Service Class	313,547	2,647,924	634,023	5,281,587
	653,301	$5,541,112	929,511	$7,751,193
Shares issued to shareholders in reinvestment of distributions
Initial Class	135,356	$1,126,166	125,804	$1,056,752
Service Class	52,705	434,817	34,063	283,742
	188,061	$1,560,983	159,867	$1,340,494
Shares reacquired
Initial Class	(440,953)	$(3,741,656)	(623,758)	$(5,231,120)
Service Class	(130,509)	(1,094,113)	(126,201)	(1,052,460)
	(571,462)	$(4,835,769)	(749,959)	$(6,283,580)
20

MFS Income Portfolio
Notes to Financial Statements  - continued
	Year ended 12/31/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Net change
Initial Class	34,157	$277,698	(202,466)	$(1,704,762)
Service Class	235,743	1,988,628	541,885	4,512,869
	269,900	$2,266,326	339,419	$2,808,107
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended December 31, 2025, the fund’s commitment fee and interest expense were $172 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended December 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$411,057	$10,310,748	$10,375,682	$101	$(19)	$346,205

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$16,912	$—
21

MFS Income Portfolio
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Variable Insurance Trust II and the Shareholders of MFS Income Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Income Portfolio (the “Fund”), including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 12, 2026
We have served as the auditor of one or more of the MFS investment companies since 1924.
22

MFS Income Portfolio
Federal Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
23

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Income Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Income Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Income Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
24

MFS Income Portfolio
Board Review of Investment Advisory Agreement
MFS Income Portfolio
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Initial Class shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Initial Class shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Initial Class shares was in the 1st quintile for each of the one- and three-year periods ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
25

MFS Income Portfolio
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Initial Class shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $1 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
26

MFS Research International Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Research International Portfolio
Portfolio of Investments − 12/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Aerospace & Defense – 2.7%
Babcock International Group PLC	105,330	$1,753,251
MTU Aero Engines Holding AG	10,609	4,425,197
Thales S.A.	12,837	3,466,772
		$9,645,220
Airlines – 0.8%
Qantas Airways Ltd.	204,988	$1,414,197
Ryanair Holdings PLC, ADR	18,932	1,366,701
		$2,780,898
Alcoholic Beverages – 1.4%
Davide Campari-Milano N.V.	321,920	$2,090,156
Pernod Ricard S.A.	35,413	3,031,669
		$5,121,825
Apparel Manufacturers – 2.8%
Burberry Group PLC (a)	50,102	$853,899
Compagnie Financiere Richemont S.A.	18,170	3,921,381
LVMH Moet Hennessy Louis Vuitton SE	6,800	5,126,521
		$9,901,801
Automotive – 2.0%
Compagnie Generale des Etablissements Michelin	60,085	$1,992,652
Suzuki Motor Corp.	217,600	3,231,783
Toyota Industries Corp.	15,900	1,805,479
		$7,029,914
Biotechnology – 0.7%
CSL Ltd.	23,162	$2,668,679
Broadcasting – 0.8%
Spotify Technology S.A. (a)	4,853	$2,818,186
Brokerage & Asset Managers – 4.6%
B3 S.A. - Brasil Bolsa Balcao	914,300	$2,379,877
Barclays PLC	945,864	6,004,395
Euronext N.V.	30,309	4,549,174
London Stock Exchange Group PLC	29,167	3,512,130
		$16,445,576
Business Services – 0.8%
Fujitsu Ltd.	104,100	$2,854,172
Chemicals – 0.4%
FUJIFILM Holdings Corp.	70,900	$1,513,596
RSSFS-ANN
1

MFS Research International Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 1.9%
Cadence Design Systems, Inc. (a)	9,852	$3,079,538
Constellation Software, Inc.	1,351	3,249,566
SAP SE	2,185	535,003
		$6,864,107
Computer Software - Systems – 4.3%
Amadeus IT Group S.A.	38,811	$2,846,737
Hitachi Ltd.	292,100	9,062,007
Samsung Electronics Co. Ltd.	40,428	3,364,907
		$15,273,651
Construction – 1.7%
James Hardie Industries PLC, GDR (a)	94,233	$1,941,932
Sika AG	8,826	1,808,938
Techtronic Industries Co. Ltd.	204,500	2,349,456
		$6,100,326
Consumer Products – 2.9%
Beiersdorf AG	29,463	$3,243,662
Haleon PLC	992,353	5,013,485
Uni-Charm Corp.	364,700	2,090,310
		$10,347,457
Electrical Equipment – 4.9%
Legrand S.A.	30,140	$4,478,984
Mitsubishi Electric Corp.	117,400	3,436,408
Schneider Electric SE	34,700	9,511,318
		$17,426,710
Electronics – 4.6%
ASML Holding N.V.	5,337	$5,704,805
DISCO Corp.	2,600	801,816
Taiwan Semiconductor Manufacturing Co. Ltd.	125,804	6,145,950
Tokyo Electron Ltd.	18,000	3,943,820
		$16,596,391
Energy - Independent – 0.5%
Reliance Industries Ltd.	110,859	$1,936,962
Energy - Integrated – 3.3%
Eni S.p.A.	188,491	$3,575,246
Galp Energia SGPS S.A., “B”	173,783	2,960,498
TotalEnergies SE	82,292	5,363,617
		$11,899,361
Engineering - Construction – 0.8%
Taisei Corp.	29,800	$2,822,287
Food & Beverages – 0.9%
Ajinomoto Co., Inc.	68,300	$1,446,317
Novozymes A.S.	27,809	1,780,885
		$3,227,202
2

MFS Research International Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Drug Stores – 0.8%
Alimentation Couche-Tard, Inc.	17,231	$941,048
Jeronimo Martins SGPS S.A.	86,427	2,057,788
		$2,998,836
Gaming & Lodging – 1.2%
Accor S.A.	32,770	$1,857,015
Aristocrat Leisure Ltd.	40,207	1,561,094
Sands China Ltd.	324,800	817,978
		$4,236,087
Insurance – 5.8%
AIA Group Ltd.	367,000	$3,767,754
Aon PLC	10,278	3,626,901
Beazley PLC	356,682	3,984,566
Hiscox Ltd.	156,297	2,979,949
Samsung Fire & Marine Insurance Co. Ltd.	4,184	1,443,510
Sompo Holdings, Inc.	69,700	2,374,356
Willis Towers Watson PLC	7,784	2,557,822
		$20,734,858
Leisure & Toys – 1.4%
Capcom Co. Ltd.	35,000	$815,788
Sony Group Corp.	157,700	4,030,837
		$4,846,625
Machinery & Tools – 5.1%
Atlas Copco AB, “A”	192,496	$3,448,712
Daikin Industries Ltd.	21,200	2,717,671
GEA Group AG	36,584	2,485,025
Keyence Corp.	7,400	2,677,681
RB Global, Inc.	23,762	2,446,401
Spirax Group PLC	23,099	2,112,465
Weir Group PLC	64,841	2,474,766
		$18,362,721
Major Banks – 14.2%
Banco Bilbao Vizcaya Argentaria S.A.	196,538	$4,597,051
Banco Bradesco S.A., ADR	785,920	2,617,114
Bank of Ireland Group PLC	236,033	4,515,633
BNP Paribas S.A.	50,891	4,815,591
BPER Banca S.p.A.	363,022	4,908,964
ING Groep N.V.	197,544	5,553,197
Mizuho Financial Group, Inc.	269,000	9,767,847
NatWest Group PLC	471,988	4,116,661
Toronto-Dominion Bank	52,327	4,931,712
UBS Group AG	111,079	5,134,856
		$50,958,626
Medical Equipment – 2.4%
Alcon, Inc.	26,797	$2,128,578
ConvaTec Group PLC	713,738	2,332,106
QIAGEN N.V.	60,488	2,762,027
Terumo Corp.	96,200	1,401,570
		$8,624,281
3

MFS Research International Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – 2.8%
Glencore PLC	614,826	$3,344,493
Mitsui & Co. Ltd.	128,100	3,786,085
Rio Tinto PLC	37,997	3,031,587
		$10,162,165
Natural Gas - Distribution – 0.3%
China Resources Gas Group Ltd.	310,800	$902,164
Natural Gas - Pipeline – 0.3%
APA Group	171,604	$1,027,244
Other Banks & Diversified Financials – 2.2%
HDFC Bank Ltd.	324,625	$3,580,001
Mastercard, Inc., “A”	7,283	4,157,719
		$7,737,720
Pharmaceuticals – 6.9%
Daiichi Sankyo Co. Ltd.	194,800	$4,148,783
Merck KGaA	21,880	3,140,679
Novartis AG	47,252	6,527,307
Roche Holding AG	26,327	10,880,108
		$24,696,877
Printing & Publishing – 0.6%
Wolters Kluwer N.V.	21,619	$2,244,423
Specialty Chemicals – 3.8%
Akzo Nobel N.V.	18,318	$1,272,255
Croda International PLC	46,717	1,693,023
Linde PLC	13,679	5,832,589
Shin-Etsu Chemical Co. Ltd.	91,300	2,840,302
Symrise AG	22,216	1,798,336
		$13,436,505
Specialty Stores – 1.6%
NEXT PLC	12,202	$2,244,982
Nitori Co. Ltd.	52,000	910,431
Pan Pacific International Holdings Corp.	439,300	2,614,654
		$5,770,067
Telecom - Infrastructure – 0.6%
Cellnex Telecom S.A.	70,060	$2,253,589
Telecom Services – 2.3%
Advanced Info Service Public Co. Ltd.	212,800	$2,107,399
Hellenic Telecommunications Organization S.A.	12,748	252,587
KDDI Corp.	204,800	3,541,246
Koninklijke KPN N.V.	523,807	2,450,451
		$8,351,683
Tobacco – 1.4%
British American Tobacco PLC	90,298	$5,117,880
4

MFS Research International Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 2.2%
CLP Holdings Ltd.	124,500	$1,112,404
E.ON SE	123,440	2,339,200
National Grid PLC	285,036	4,392,724
		$7,844,328
Total Common Stocks (Identified Cost, $248,754,391)		$353,581,000

	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a) (Identified Cost, $0)	CAD 11.5	N/A	2,868	$0

Mutual Funds (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 3.82% (v) (Identified Cost, $3,663,455)	3,662,778	$3,663,510
Other Assets, Less Liabilities – 0.3%		1,234,612
Net Assets – 100.0%		$358,479,122

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,663,510 and
$353,581,000, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See Notes to Financial Statements
5

MFS Research International Portfolio
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 12/31/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $248,754,391)	$353,581,000
Investments in affiliated issuers, at value (identified cost, $3,663,455)	3,663,510
Foreign currency, at value (identified cost, $13,343)	13,587
Receivables for
Fund shares sold	209,536
Dividends	2,076,822
Receivable from investment adviser	10,330
Other assets	1,946
Total assets	$359,556,731
Liabilities
Payables for
Fund shares reacquired	$293,915
Payable to affiliates
Administrative services fee	290
Shareholder servicing costs	82
Distribution and/or service fees	2,045
Payable for independent Trustees' compensation	545
Deferred foreign capital gains tax expense payable	681,540
Accrued expenses and other liabilities	99,192
Total liabilities	$1,077,609
Net assets	$358,479,122
Net assets consist of
Paid-in capital	$186,751,177
Total distributable earnings (loss)	171,727,945
Net assets	$358,479,122
Shares of beneficial interest outstanding	17,514,588

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$209,524,161	10,165,927	$20.61
Service Class	148,954,961	7,348,661	20.27
See Notes to Financial Statements
6

MFS Research International Portfolio
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 12/31/25
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$13,800,372
Dividends from affiliated issuers	372,966
Income on securities loaned	2,416
Other	216
Foreign taxes withheld	(1,251,895)
Total investment income	$12,924,075
Expenses
Management fee	$4,383,918
Distribution and/or service fees	377,317
Shareholder servicing costs	18,316
Administrative services fee	73,603
Independent Trustees' compensation	12,630
Custodian fee	90,083
Shareholder communications	17,400
Audit and tax fees	77,672
Legal fees	3,049
Miscellaneous	60,940
Total expenses	$5,114,928
Reduction of expenses by investment adviser	(372,076)
Net expenses	$4,742,852
Net investment income (loss)	$8,181,223
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $86,238 foreign capital gains tax)	$72,875,531
Affiliated issuers	478
Foreign currency	16,477
Net realized gain (loss)	$72,892,486
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $268,753 increase in deferred foreign capital gains tax)	$13,978,103
Affiliated issuers	(1,333)
Translation of assets and liabilities in foreign currencies	176,831
Net unrealized gain (loss)	$14,153,601
Net realized and unrealized gain (loss)	$87,046,087
Change in net assets from operations	$95,227,310
See Notes to Financial Statements
7

MFS Research International Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	12/31/25	12/31/24
Change in net assets
From operations
Net investment income (loss)	$8,181,223	$6,841,161
Net realized gain (loss)	72,892,486	6,687,901
Net unrealized gain (loss)	14,153,601	480,550
Change in net assets from operations	$95,227,310	$14,009,612
Total distributions to shareholders	$(7,231,441)	$(7,366,093)
Change in net assets from fund share transactions	$(192,291,897)	$(7,258,604)
Total change in net assets	$(104,296,028)	$(615,085)
Net assets
At beginning of period	462,775,150	463,390,235
At end of period	$358,479,122	$462,775,150
See Notes to Financial Statements
8

MFS Research International Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$17.13	$16.88	$15.10	$19.13	$18.14
Income (loss) from investment operations
Net investment income (loss) (d)	$0.34	$0.27	$0.25	$0.22	$0.18
Net realized and unrealized gain (loss)	3.42	0.27	1.70	(3.59)	1.91
Total from investment operations	$3.76	$0.54	$1.95	$(3.37)	$2.09
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.29)	$(0.17)	$(0.30)	$(0.16)
From net realized gain	—	—	—	(0.36)	(0.94)
Total distributions declared to shareholders	$(0.28)	$(0.29)	$(0.17)	$(0.66)	$(1.10)
Net asset value, end of period (x)	$20.61	$17.13	$16.88	$15.10	$19.13
Total return (%) (k)(r)(s)(x)	22.05	3.09	13.01	(17.58)	11.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.97	0.97	0.96	0.99	0.96
Expenses after expense reductions	0.90	0.89	0.93	0.96	0.95
Net investment income (loss)	1.79	1.51	1.55	1.40	0.96
Portfolio turnover rate	39	22	18	22	23
Net assets at end of period (000 omitted)	$209,524	$335,657	$346,485	$314,093	$387,370

Service Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$16.86	$16.63	$14.86	$18.84	$17.90
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27	$0.22	$0.21	$0.19	$0.13
Net realized and unrealized gain (loss)	3.39	0.26	1.69	(3.55)	1.88
Total from investment operations	$3.66	$0.48	$1.90	$(3.36)	$2.01
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.25)	$(0.13)	$(0.26)	$(0.13)
From net realized gain	—	—	—	(0.36)	(0.94)
Total distributions declared to shareholders	$(0.25)	$(0.25)	$(0.13)	$(0.62)	$(1.07)
Net asset value, end of period (x)	$20.27	$16.86	$16.63	$14.86	$18.84
Total return (%) (k)(r)(s)(x)	21.75	2.78	12.83	(17.80)	11.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.22	1.23	1.21	1.24	1.22
Expenses after expense reductions	1.15	1.14	1.18	1.21	1.20
Net investment income (loss)	1.44	1.25	1.32	1.20	0.69
Portfolio turnover rate	39	22	18	22	23
Net assets at end of period (000 omitted)	$148,955	$127,118	$116,905	$128,267	$141,471

See Notes to Financial Statements
9

MFS Research International Portfolio
Financial Highlights - continued
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
10

MFS Research International Portfolio
Notes to Financial Statements
(1) Business and Organization
MFS Research International Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and
11

MFS Research International Portfolio
Notes to Financial Statements  - continued
market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$31,654,557	$42,980,689	$—	$74,635,246
United Kingdom	5,013,485	49,948,877	—	54,962,362
France	5,323,787	38,869,526	—	44,193,313
Switzerland	—	30,401,168	—	30,401,168
Germany	13,163,253	7,565,876	—	20,729,129
United States	19,254,569	—	—	19,254,569
Netherlands	2,244,423	14,980,708	—	17,225,131
Canada	11,568,727	0	—	11,568,727
Italy	3,575,246	6,999,120	—	10,574,366
Other Countries	33,329,836	36,707,153	—	70,036,989
Investment Companies	3,663,510	—	—	3,663,510
Total	$128,791,393	$228,453,117	$—	$357,244,510
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In
12

MFS Research International Portfolio
Notes to Financial Statements  - continued
return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At December 31, 2025, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 12/31/25	Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$7,231,441	$7,366,093
The federal tax cost and the tax basis components of distributable earnings were as follows:
13

MFS Research International Portfolio
Notes to Financial Statements  - continued
As of 12/31/25
Cost of investments	$255,864,038
Gross appreciation	108,563,119
Gross depreciation	(7,182,647)
Net unrealized appreciation (depreciation)	$101,380,472
Undistributed ordinary income	19,810,260
Undistributed long-term capital gain	51,135,903
Other temporary differences	(598,690)
Total distributable earnings (loss)	$171,727,945
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 12/31/25	Year ended 12/31/24
Initial Class	$5,186,187	$5,579,441
Service Class	2,045,254	1,786,652
Total	$7,231,441	$7,366,093
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, this management fee reduction amounted to $67,540, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.89% of average daily net assets for the Initial Class shares and 1.14% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, this reduction amounted to $304,536, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these
14

MFS Research International Portfolio
Notes to Financial Statements  - continued
participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the year ended December 31, 2025, the fee was $16,759, which equated to 0.0034% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended December 31, 2025, these costs amounted to $1,557.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.0151% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 19, 2024, MFS redeemed 3 shares of Service Class for an aggregate amount of $54.
(4) Portfolio Securities
For the year ended December 31, 2025, purchases and sales of investments, other than short-term obligations, aggregated $182,183,713 and $364,175,635, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 12/31/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,018,621	$18,902,209	912,185	$16,066,342
Service Class	2,463,000	45,889,500	1,556,742	27,208,780
	3,481,621	$64,791,709	2,468,927	$43,275,122
Shares issued to shareholders in reinvestment of distributions
Initial Class	262,981	$5,159,693	304,721	$5,579,441
Service Class	105,917	2,045,254	99,093	1,786,652
	368,898	$7,204,947	403,814	$7,366,093
Shares reacquired
Initial Class	(10,715,971)	$(211,242,364)	(2,140,127)	$(37,979,483)
Service Class	(2,761,489)	(53,046,189)	(1,146,261)	(19,920,336)
	(13,477,460)	$(264,288,553)	(3,286,388)	$(57,899,819)
Net change
Initial Class	(9,434,369)	$(187,180,462)	(923,221)	$(16,333,700)
Service Class	(192,572)	(5,111,435)	509,574	9,075,096
	(9,626,941)	$(192,291,897)	(413,647)	$(7,258,604)
15

MFS Research International Portfolio
Notes to Financial Statements  - continued
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 20%, 10%, and 3%, respectively, of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended December 31, 2025, the fund’s commitment fee and interest expense were $2,395 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended December 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$13,631,290	$121,210,286	$131,177,211	$478	$(1,333)	$3,663,510

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$372,966	$—
16

MFS Research International Portfolio
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Variable Insurance Trust II and the Shareholders of MFS Research International Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Research International Portfolio (the “Fund”), including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 12, 2026
We have served as the auditor of one or more of the MFS investment companies since 1924.
17

MFS Research International Portfolio
Federal Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code.
Income derived from foreign sources was $13,744,759. The fund intends to pass through foreign tax credits of $1,267,719 for the fiscal year.
18

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Research International Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Research International Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Research International Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
19

MFS Research International Portfolio
Board Review of Investment Advisory Agreement
MFS Research International Portfolio
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Initial Class shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Initial Class shares was in the 4th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Initial Class shares was in the 4th quintile for the one-year period and the 5th quintile for the three-year period ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. The Trustees noted that the total return performance (Class I shares) of the Fund’s retail counterpart, MFS Research International Fund, which has substantially similar investment strategies, was in the 3rd quintile
20

MFS Research International Portfolio
Board Review of Investment Advisory Agreement - continued
relative to the other funds in its Broadridge performance universe for the five-year period ended December 31, 2024. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Initial Class shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was higher than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
21

MFS Corporate Bond Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Corporate Bond Portfolio
Portfolio of Investments − 12/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 97.5%
Aerospace & Defense – 1.8%
Boeing Co., 2.196%, 2/04/2026	$288,000	$287,452
Boeing Co., 5.15%, 5/01/2030	473,000	486,012
Boeing Co., 5.805%, 5/01/2050	990,000	973,759
Huntington Ingalls Industries, Inc., 5.749%, 1/15/2035	131,000	138,521
TransDigm, Inc., 6.875%, 12/15/2030 (n)	474,000	496,044
		$2,381,788
Asset-Backed & Securitized – 3.5%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 0.993%, 11/15/2054 (i)	$3,767,341	$133,288
ACREC 2021-FL1 Ltd., “A”, FLR, 4.998% ((SOFR - 1mo. + 0.11448%) + 1.15%), 10/16/2036 (n)	120,333	120,334
Angel Oak Mortgage Trust, 2024-13, “A1”, 5.464%, 12/26/2069 (n)	307,233	309,231
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 5.564% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	175,000	175,008
ARDN Mortgage Trust, 2025-ARCP, “A”, FLR, 5.5% (SOFR - 1mo. + 1.75%), 6/15/2035 (n)	486,000	486,756
ARI Fleet Lease Trust, 2023-A, “A2”, 5.41%, 2/17/2032 (n)	4,483	4,485
Bayview Financial Revolving Mortgage Loan Trust, FLR, 5.441% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	20,927	48,217
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.232%, 7/15/2054 (i)	6,815,293	317,666
Colt Funding LLC, 2024-6, “A1”, 5.39%, 11/25/2069 (n)	242,672	244,022
ELM Trust, 2024-ELM, “A10”, 5.994%, 6/10/2039 (n)	345,127	346,939
ELM Trust, 2024-ELM, “D10”, 6.847%, 6/10/2039 (n)	151,693	152,013
KREF 2018-FT1 Ltd., “A”, FLR, 4.92% ((SOFR - 1mo. + 0.11448%) + 1.07%), 2/15/2039 (n)	107,389	107,344
KREF 2018-FT1 Ltd., “AS”, FLR, 5.15% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2039 (n)	316,500	315,812
MF1 2024-FL5 LLC, “A”, FLR, 5.422% (SOFR - 1mo. + 1.688%), 8/18/2041 (n)	453,000	454,101
MF1 2022-FL8 Ltd., “A”, FLR, 5.081% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)	322,613	322,611
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM3, “A1”, 5.044%, 7/25/2069 (n)	116,890	116,809
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM3, “A1”, 5.53%, 5/25/2070 (n)	116,725	117,544
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	86,953	87,505
OBX Trust, 2024-NQM15, “A1”, 5.316%, 10/25/2064 (n)	72,558	72,979
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)	109,476	110,546
Provident Funding Mortgage Trust, 2025-3, “A4”, 5.5%, 8/25/2055 (n)	452,006	454,318
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	82,247	82,795
		$4,580,323
Automotive – 1.5%
Cummins, Inc., 5.45%, 2/20/2054	$234,000	$230,557
Ford Motor Credit Co. LLC, 5.8%, 3/05/2027	263,000	266,276
Ford Motor Credit Co. LLC, 4.95%, 5/28/2027	260,000	260,944
Ford Motor Credit Co. LLC, 5.8%, 3/08/2029	295,000	301,415
Ford Motor Credit Co. LLC, 5.113%, 5/03/2029	260,000	260,401
Hyundai Capital America, 4.5%, 9/18/2030 (n)	178,000	178,016
Volkswagen Group of America Finance LLC, 4.45%, 9/11/2027 (n)	200,000	200,578
Volkswagen Group of America Finance LLC, 6.2%, 11/16/2028 (n)	252,000	263,973
		$1,962,160
Broadcasting – 1.1%
Walt Disney Co., 3.5%, 5/13/2040	$442,000	$370,040
Walt Disney Co., 4.75%, 9/15/2044	72,000	65,685
Walt Disney Co., 3.6%, 1/13/2051	430,000	319,390
WMG Acquisition Corp., 3.75%, 12/01/2029 (n)	344,000	331,123
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	323,000	309,796
		$1,396,034
BDSFS-ANN
1

MFS Corporate Bond Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 2.7%
Charles Schwab Corp., 4.914% to 11/14/2035, FLR (SOFR - 1 day + 1.23%) to 11/14/2036	$791,000	$785,689
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)	546,000	555,588
Jane Street Group/JSG Finance, Inc., 6.75%, 5/01/2033 (n)	112,000	116,905
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	323,000	322,989
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	530,000	515,356
LPL Holdings, Inc., 5.65%, 3/15/2035	466,000	477,650
Osaic Holdings, Inc., 6.75%, 8/01/2032 (n)	73,000	76,257
The Carlyle Group, Inc., 5.05%, 9/19/2035	655,000	645,737
		$3,496,171
Building – 1.3%
Ferguson Enterprises, Inc., 5%, 10/03/2034	$494,000	$498,264
JH North America Holdings, Inc., 5.875%, 1/31/2031 (n)	255,000	260,285
JH North America Holdings, Inc., 6.125%, 7/31/2032 (n)	233,000	239,188
Vulcan Materials Co., 3.5%, 6/01/2030	141,000	136,585
Vulcan Materials Co., 4.5%, 6/15/2047	322,000	275,486
Vulcan Materials Co., 5.7%, 12/01/2054	235,000	233,979
		$1,643,787
Business Services – 1.4%
Accenture Capital, Inc., 4.25%, 10/04/2031	$285,000	$285,224
Accenture Capital, Inc., 4.5%, 10/04/2034	190,000	187,295
Fiserv, Inc., 4.4%, 7/01/2049	315,000	247,153
Mastercard, Inc., 4.55%, 1/15/2035	265,000	264,955
Paychex, Inc., 5.1%, 4/15/2030	165,000	169,870
Paychex, Inc., 5.35%, 4/15/2032	356,000	368,669
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/2032 (n)	283,000	292,195
		$1,815,361
Cable TV – 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.1%, 6/01/2029	$125,000	$130,460
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	226,000	233,244
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	530,000	436,585
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.834%, 10/23/2055	129,000	123,821
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.7%, 12/01/2055	204,000	195,593
Comcast Corp., 2.887%, 11/01/2051	310,000	181,286
Videotron Ltd., 3.625%, 6/15/2029 (n)	472,000	459,073
Videotron Ltd., 5.7%, 1/15/2035 (n)	447,000	456,956
		$2,217,018
Chemicals – 1.0%
Maxam Prill S.à r.l., 7.75%, 7/15/2030 (n)	$691,000	$715,045
SCIH Salt Holdings, Inc., 4.875%, 5/01/2028 (n)	579,000	579,140
		$1,294,185
Computer Software – 0.9%
Microsoft Corp., 2.525%, 6/01/2050	$124,000	$75,708
Microsoft Corp., 2.5%, 9/15/2050	487,000	294,984
Oracle Corp., 4.8%, 9/26/2032	237,000	228,805
Oracle Corp., 5.2%, 9/26/2035	264,000	252,934
Oracle Corp., 4%, 7/15/2046	122,000	84,569
Oracle Corp., 5.55%, 2/06/2053	248,000	205,810
		$1,142,810
2

MFS Corporate Bond Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – 0.2%
Apple, Inc., 2.7%, 8/05/2051	$377,000	$234,648
Conglomerates – 1.3%
nVent Finance S.à r.l., 5.65%, 5/15/2033	$165,000	$172,070
Regal Rexnord Corp., 6.05%, 4/15/2028	248,000	256,547
Regal Rexnord Corp., 6.3%, 2/15/2030	490,000	519,333
Regal Rexnord Corp., 6.4%, 4/15/2033	323,000	347,430
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	233,000	235,854
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034	157,000	164,861
		$1,696,095
Consumer Products – 1.0%
Haleon US Capital LLC, 3.625%, 3/24/2032	$378,000	$359,589
HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 1/15/2029 (n)	195,000	192,146
HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.625%, 7/15/2030 (n)	161,000	164,926
L'Oréal S.A., 5%, 5/20/2035 (n)	297,000	303,576
Mattel, Inc., 3.75%, 4/01/2029 (n)	216,000	210,528
		$1,230,765
Consumer Services – 0.7%
CBRE Group, Inc., 5.95%, 8/15/2034	$431,000	$460,493
Rentokil Terminix LLC, 5%, 4/28/2030 (n)	200,000	203,465
Service Corp. International, 5.75%, 10/15/2032	180,000	183,193
		$847,151
Electrical Equipment – 0.4%
Arrow Electronics, Inc., 5.875%, 4/10/2034	$458,000	$477,770
Electronics – 1.6%
Broadcom, Inc., 5.05%, 7/12/2029	$277,000	$285,193
Broadcom, Inc., 5.2%, 7/15/2035	373,000	382,163
Broadcom, Inc., 4.8%, 2/15/2036	329,000	324,640
Intel Corp., 5.7%, 2/10/2053	231,000	215,051
NXP B.V./NXP Funding LLC/NXP USA, Inc., 5%, 1/15/2033	108,000	109,710
NXP B.V./NXP Funding LLC/NXP USA, Inc., 5.25%, 8/19/2035	625,000	634,235
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.125%, 2/15/2042	183,000	133,514
		$2,084,506
Emerging Market Quasi-Sovereign – 0.2%
GACI First Investment Co. (Kingdom of Saudi Arabia), 5.125%, 2/14/2053	$250,000	$222,467
Emerging Market Sovereign – 1.4%
Eagle Funding LuxCo S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)	$561,000	$571,429
Kingdom of Saudi Arabia, 5.125%, 1/13/2028 (n)	397,000	405,429
United Mexican States, 5.85%, 7/02/2032	405,000	416,101
United Mexican States, 6.625%, 1/29/2038	400,000	417,400
		$1,810,359
Energy - Independent – 1.5%
Occidental Petroleum Corp., 6.125%, 1/01/2031	$245,000	$258,947
Occidental Petroleum Corp., 4.4%, 4/15/2046	531,000	419,397
Pioneer Natural Resources Co., 1.9%, 8/15/2030	94,000	85,135
Pioneer Natural Resources Co., 2.15%, 1/15/2031	592,000	536,909
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	417,000	456,098
3

MFS Corporate Bond Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
Santos Finance Ltd., 5.75%, 11/13/2035 (n)	$145,000	$144,195
		$1,900,681
Energy - Integrated – 0.2%
BP Capital Markets America, Inc., 3.001%, 3/17/2052	$305,000	$195,093
Entertainment – 1.5%
Carnival Corp., 5.75%, 8/01/2032 (n)	$438,000	$449,511
Royal Caribbean Cruises Ltd., 4.25%, 7/01/2026 (n)	566,000	565,925
Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031 (n)	207,000	211,620
Royal Caribbean Cruises Ltd., 6%, 2/01/2033 (n)	261,000	268,163
Royal Caribbean Cruises Ltd., 5.375%, 1/15/2036	153,000	153,641
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)	266,000	268,238
		$1,917,098
Financial Institutions – 2.4%
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	$208,000	$208,064
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	381,000	368,972
Avolon Holdings Funding Ltd., 4.95%, 10/15/2032 (n)	401,000	396,631
FTAI Aviation Investors LLC, 7%, 5/01/2031 (n)	307,000	323,298
Macquarie AirFinance Holdings Ltd., 5.15%, 3/17/2030 (n)	132,000	133,811
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)	237,000	253,465
Rocket Cos., Inc., 6.125%, 8/01/2030 (n)	162,000	167,456
Rocket Cos., Inc., 6.375%, 8/01/2033 (n)	162,000	168,904
Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031 (n)	238,000	226,004
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	525,000	539,339
SMBC Aviation Capital Finance DAC, 5.25%, 11/26/2035 (n)	364,000	363,460
		$3,149,404
Food & Beverages – 4.0%
Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048	$505,000	$434,450
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)	569,000	575,266
Flowers Foods, Inc., 5.75%, 3/15/2035	366,000	366,932
Flowers Foods, Inc., 6.2%, 3/15/2055	107,000	100,430
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/2031	417,000	395,989
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032	170,000	159,081
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.5%, 12/01/2052	179,000	184,536
Kraft Heinz Foods Co., 4.875%, 10/01/2049	75,000	64,526
Kraft Heinz Foods Co., 5.5%, 6/01/2050	419,000	391,992
Mars, Inc., 4.55%, 4/20/2028 (n)	123,000	124,528
Mars, Inc., 5%, 3/01/2032 (n)	587,000	605,047
Mars, Inc., 5.2%, 3/01/2035 (n)	102,000	104,839
Mars, Inc., 3.95%, 4/01/2049 (n)	307,000	242,169
Mars, Inc., 5.7%, 5/01/2055 (n)	415,000	413,393
Primo Water Holdings, Inc./Triton Water Holdings, 4.375%, 4/30/2029 (n)	523,000	508,818
SYSCO Corp., 4.45%, 3/15/2048	320,000	270,898
U.S. Foods Holding Corp., 5.75%, 4/15/2033 (n)	263,000	267,890
		$5,210,784
Gaming & Lodging – 2.0%
Flutter Treasury DAC, 6.375%, 4/29/2029 (n)	$418,000	$431,503
Flutter Treasury DAC, 5.875%, 6/04/2031 (n)	482,000	488,700
Las Vegas Sands Corp., 5.9%, 6/01/2027	198,000	201,949
Las Vegas Sands Corp., 6.2%, 8/15/2034	289,000	303,742
Marriott International, Inc., 2.85%, 4/15/2031	213,000	197,469
Sands China Ltd., 2.85%, 3/08/2029	400,000	378,992
4

MFS Corporate Bond Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	$266,000	$265,955
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)	256,000	255,747
		$2,524,057
Industrial – 0.3%
Booz Allen Hamilton, Inc., 5.95%, 4/15/2035	$331,000	$342,944
Insurance – 2.1%
Corebridge Financial, Inc., 6.875% to 12/15/2027, FLR (CMT - 5yr. + 3.846%) to 12/15/2052	$275,000	$281,610
Corebridge Financial, Inc., 6.875% to 12/01/2030, FLR (CMT - 5yr. + 3.181%) to 6/01/2174	356,000	365,852
Corebridge Global Funding, 4.9%, 8/21/2032 (n)	285,000	286,715
Lincoln National Corp., 5.852%, 3/15/2034	305,000	319,708
Northwestern Mutual Life Insurance Co., 6.17%, 5/29/2055 (n)	592,000	628,294
Pacific Life Insurance Co., 5.95%, 9/15/2055 (n)	506,000	507,084
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	358,000	391,998
		$2,781,261
Insurance - Health – 1.6%
Elevance Health, Inc., 5.65%, 6/15/2054	$439,000	$426,952
Humana, Inc., 5.375%, 4/15/2031	265,000	273,979
Humana, Inc., 5.55%, 5/01/2035	266,000	271,573
Humana, Inc., 4.95%, 10/01/2044	232,000	204,743
UnitedHealth Group, Inc., 5.3%, 2/15/2030	262,000	273,151
UnitedHealth Group, Inc., 5.5%, 7/15/2044	348,000	345,415
UnitedHealth Group, Inc., 5.875%, 2/15/2053	335,000	337,796
		$2,133,609
Insurance - Property & Casualty – 3.5%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 4/15/2028 (n)	$391,000	$398,107
American International Group, Inc., 4.85%, 5/07/2030	241,000	246,992
American International Group, Inc., 5.125%, 3/27/2033	499,000	513,189
Arthur J. Gallagher & Co., 6.5%, 2/15/2034	337,000	371,028
Arthur J. Gallagher & Co., 6.75%, 2/15/2054	378,000	417,657
Asurion LLC, 8%, 12/31/2032 (n)	300,000	311,283
Brown & Brown, Inc., 5.25%, 6/23/2032	82,000	83,856
Brown & Brown, Inc., 6.25%, 6/23/2055	105,000	109,181
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	345,000	325,659
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	189,000	197,166
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054	349,000	361,475
Fairfax Financial Holdings Ltd., 6.5%, 5/20/2055	223,000	235,670
Marsh & McLennan Cos., Inc., 4.85%, 11/15/2031	506,000	519,030
Marsh & McLennan Cos., Inc., 5.4%, 3/15/2055	365,000	351,423
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	131,000	135,748
		$4,577,464
International Market Quasi-Sovereign – 0.8%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$499,000	$520,609
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	499,000	447,492
		$968,101
International Market Sovereign – 0.6%
Government of Bermuda, 5%, 7/15/2032 (n)	$783,000	$790,438
5

MFS Corporate Bond Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Machinery & Tools – 1.0%
AGCO Corp., 5.8%, 3/21/2034	$236,000	$247,038
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	200,000	206,353
Ashtead Capital, Inc., 5.95%, 10/15/2033 (n)	200,000	211,606
CNH Industrial Capital LLC, 5.5%, 1/12/2029	326,000	336,267
CNH Industrial N.V., 3.85%, 11/15/2027	328,000	326,769
		$1,328,033
Major Banks – 14.9%
Bank of America Corp., 4.376% to 4/27/2027, FLR (SOFR - 1 day + 1.58%) to 4/27/2028	$392,000	$393,564
Bank of America Corp., 5.819% to 9/15/2028, FLR (SOFR - 1 day + 1.57%) to 9/15/2029	199,000	207,574
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032	452,000	414,780
Bank of America Corp., 5.872% to 9/15/2033, FLR (SOFR - 1 day + 1.84%) to 9/15/2034	261,000	278,527
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	451,000	410,950
BNP Paribas, 6.875% to 12/15/2033, FLR (CMT - 5yr. + 2.853%) to 6/15/2174 (n)	339,000	340,455
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	631,000	608,583
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	280,000	215,015
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR - 1 day + 0.89162%) to 1/26/2027 (n)	488,000	486,976
Danske Bank A.S., 5.705% to 3/01/2029, FLR (CMT - 1yr. + 1.4%) to 3/01/2030 (n)	499,000	518,461
Deutsche Bank AG, 5.706% to 2/08/2027, FLR (SOFR - 1 day + 1.594%) to 2/08/2028	362,000	367,681
Deutsche Bank AG, 5.373% to 1/10/2028, FLR (SOFR - 1 day + 1.21%) to 1/10/2029	436,000	444,925
Deutsche Bank AG, 4.95% to 8/04/2030, FLR (SOFR - 1 day + 1.3%) to 8/04/2031	213,000	215,153
Deutsche Bank AG, 7.079% to 2/10/2033, FLR (SOFR - 1 day + 3.65%) to 2/10/2034	283,000	310,923
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030	282,000	285,848
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035	389,000	391,082
HSBC Holdings PLC, 5.13% to 3/03/2030, FLR (SOFR - 1 day + 1.29%) to 3/03/2031	350,000	358,696
HSBC Holdings PLC, 2.871% to 11/22/2031, FLR (SOFR - 1 day + 1.41%) to 11/22/2032	908,000	824,781
JPMorgan Chase & Co., 6.07% to 10/22/2026, FLR (SOFR - 1 day + 1.33%) to 10/22/2027	624,000	633,811
JPMorgan Chase & Co., 4.323% to 4/26/2027, FLR (SOFR - 1 day + 1.56%) to 4/26/2028	512,000	514,083
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030	298,000	310,882
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	1,166,000	1,052,195
JPMorgan Chase & Co., 5.336% to 1/23/2034, FLR (SOFR - 1 day + 1.62%) to 1/23/2035	246,000	254,959
JPMorgan Chase & Co., 4.946% to 10/22/2034, FLR (SOFR - 1 day + 1.34%) to 10/22/2035	593,000	598,846
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	423,000	415,179
Mitsubishi UFJ Financial Group, Inc., 5.159%, 4/24/2031	200,000	206,121
Mitsubishi UFJ Financial Group, Inc., 5.188%, 9/12/2036	463,000	470,412
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	235,000	242,508
Morgan Stanley, 4.431% to 1/23/2029, FLR ((SOFR - 3mo. + 0.26161%) + 1.628%) to 1/23/2030	277,000	278,535
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	150,000	145,744
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	339,000	352,667
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	673,000	615,177
Nationwide Building Society, 4.351%, 9/30/2030 (n)	461,000	461,173
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	721,000	708,403
PNC Financial Services Group, Inc., 5.3% to 1/21/2027, FLR (SOFR - 1 day + 1.342%) to 1/21/2028	200,000	202,585
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035	266,000	280,398
PNC Financial Services Group, Inc., 5.575% to 1/29/2035, FLR (SOFR - 1 day + 1.394%) to 1/29/2036	302,000	314,871
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	854,000	751,032
Toronto-Dominion Bank, 4.108%, 6/08/2027	336,000	336,944
UBS Group AG, 3.126% to 8/13/2029, FLR (LIBOR - 3mo. + 1.468%) to 8/13/2030 (n)	1,128,000	1,080,765
UBS Group AG, 5.58%, 5/09/2036 (n)	492,000	511,605
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	300,000	275,120
UBS Group AG, 7% to 8/05/2035, FLR (USD SOFR ICE Swap Rate - 5yr. + 3.296%) to 8/05/2172 (n)	269,000	274,570
UniCredit S.p.A., 1.982% to 6/03/2026, FLR (CMT - 1yr. + 1.2%) to 6/03/2027 (n)	201,000	199,147
Wells Fargo & Co., 5.574% to 7/25/2028, FLR (SOFR - 1 day + 1.74%) to 7/25/2029	267,000	276,579
Wells Fargo & Co., 5.244% to 1/24/2030, FLR (SOFR - 1 day + 1.11%) to 1/24/2031	356,000	368,645
Wells Fargo & Co., 5.389% to 4/24/2033, FLR (SOFR - 1 day + 2.02%) to 4/24/2034	127,000	132,135
		$19,339,065
6

MFS Corporate Bond Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 2.5%
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	$366,000	$340,284
Alcon Finance Corp., 3.8%, 9/23/2049 (n)	230,000	175,660
Baxter International, Inc., 4.9%, 12/15/2030	115,000	115,880
Baxter International, Inc., 5.65%, 12/15/2035	163,000	164,959
Becton, Dickinson and Co., 4.685%, 12/15/2044	186,000	164,773
CommonSpirit Health, 5.662%, 9/01/2055	213,000	205,559
HCA, Inc., 4.9%, 11/15/2035	362,000	357,050
HCA, Inc., 5.7%, 11/15/2055	243,000	231,563
ICON Investments Six DAC, 5.809%, 5/08/2027	360,000	367,325
ICON Investments Six DAC, 5.849%, 5/08/2029	315,000	328,740
Marin General Hospital, 7.242%, 8/01/2045	272,000	295,987
Thermo Fisher Scientific, Inc., 4.473%, 10/07/2032	476,000	477,517
		$3,225,297
Medical Equipment – 0.6%
Danaher Corp., 2.6%, 10/01/2050	$518,000	$316,156
Stryker Corp., 4.625%, 9/11/2034	480,000	477,161
		$793,317
Metals & Mining – 0.7%
Fortescue Treasury Pty Ltd., 4.375%, 4/01/2031 (n)	$313,000	$302,710
Novelis, Inc., 4.75%, 1/30/2030 (n)	230,000	222,180
Rio Tinto Finance (USA) PLC, 4.875%, 3/14/2030	216,000	221,906
Vale Overseas Ltd., 6.4%, 6/28/2054	198,000	202,059
		$948,855
Midstream – 4.8%
Cheniere Energy Partners LP, 5.55%, 10/30/2035 (n)	$436,000	$445,757
Columbia Pipelines Holdings Co. LLC, 6.055%, 8/15/2026 (n)	105,000	105,965
Columbia Pipelines Operating Co. LLC, 6.497%, 8/15/2043 (n)	258,000	272,553
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)	257,000	273,657
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	542,000	524,294
Energy Transfer LP, 6.5% to 2/15/2031, FLR (CMT - 5yr. + 2.676%) to 2/15/2056	328,000	326,915
Energy Transfer LP, 7.125% to 5/15/2030, FLR (CMT - 5yr. + 5.306%) to 5/15/2171	194,000	198,647
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	222,878	217,327
Plains All American Pipeline LP, 5.95%, 6/15/2035	292,000	304,098
Plains All American Pipeline LP, 5.6%, 1/15/2036	216,000	218,498
Plains All American Pipeline LP, 4.9%, 2/15/2045	425,000	371,725
Rockies Express Pipeline LLC, 4.95%, 7/15/2029 (n)	454,000	453,008
Rockies Express Pipeline LLC, 7.5%, 7/15/2038 (n)	119,000	129,460
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)	92,000	95,107
Sunoco LP, 6.625%, 8/15/2032 (n)	532,000	546,798
Targa Resources Corp., 4.2%, 2/01/2033	220,000	210,619
Targa Resources Corp., 4.95%, 4/15/2052	551,000	470,958
Targa Resources Corp., 6.25%, 7/01/2052	200,000	200,812
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	140,000	141,738
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	264,000	240,233
Venture Global LNG, Inc., 9% to 9/30/2029, FLR (CMT - 5yr. + 5.44%) to 3/30/2173 (n)	326,000	257,452
Venture Global Plaquemines LNG LLC, 6.5%, 1/15/2034 (n)	101,000	103,448
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/2036 (n)	90,000	92,186
		$6,201,255
7

MFS Corporate Bond Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – 0.6%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 2.746%, 6/01/2034	$225,000	$200,062
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 6.352%, 7/01/2049	290,000	299,959
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034	285,000	301,164
		$801,185
Natural Gas - Distribution – 0.6%
Boston Gas Co., 5.843%, 1/10/2035 (n)	$540,000	$569,119
Sempra, 6.875% to 10/01/2029, FLR (CMT - 5yr. + 2.789%) to 10/01/2054	227,000	233,534
		$802,653
Network & Telecom – 0.5%
NTT Finance Corp., 5.171%, 7/16/2032 (n)	$463,000	$475,053
NTT Finance Corp., 5.502%, 7/16/2035 (n)	200,000	207,088
		$682,141
Oils – 0.9%
Marathon Petroleum Corp., 5.7%, 3/01/2035	$373,000	$383,831
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031	449,460	394,159
Raizen Fuels Finance S.A., 6.25%, 7/08/2032 (n)	491,000	412,440
		$1,190,430
Other Banks & Diversified Financials – 3.1%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	$578,000	$613,816
AIB Group PLC, 5.871% to 3/28/2034, FLR (SOFR - 1 day + 1.91%) to 3/28/2035 (n)	200,000	211,070
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)	332,000	359,170
BPCE S.A., 5.716% to 1/18/2029, FLR (CMT - 1yr. + 1.959%) to 1/18/2030 (n)	406,000	420,319
CaixaBank S.A., 5.673% to 3/15/2029, FLR (SOFR - 1 day + 1.78%) to 3/15/2030 (n)	200,000	207,605
CaixaBank S.A., 6.84% to 9/13/2033, FLR (SOFR - 1 day + 2.77%) to 9/13/2034 (n)	610,000	680,318
M&T Bank Corp., 7.413% to 10/30/2028, FLR (SOFR - 1 day + 2.80%) to 10/30/2029	153,000	165,992
M&T Bank Corp., 5.053% to 1/27/2033, FLR (SOFR - 1 day + 1.850%) to 1/27/2034	267,000	268,701
Macquarie Bank Ltd., 5.642% to 8/13/2035, FLR (CMT - 1yr. + 1.45%) to 8/13/2036 (n)	399,000	404,411
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028	265,000	268,493
Truist Financial Corp., 7.161% to 10/30/2028, FLR (SOFR - 1 day + 2.446%) to 10/30/2029	388,000	418,565
		$4,018,460
Pharmaceuticals – 1.4%
AbbVie, Inc., 5.35%, 3/15/2044	$468,000	$462,487
AbbVie, Inc., 5.4%, 3/15/2054	271,000	263,459
Eli Lilly & Co., 5.5%, 2/12/2055	181,000	181,154
Merck & Co. Inc., 4.75%, 12/04/2035	471,000	469,239
Pfizer Investment Enterprises Pte. Ltd., 5.3%, 5/19/2053	285,000	269,860
Pfizer, Inc., 2.55%, 5/28/2040	188,000	138,012
		$1,784,211
Pollution Control – 0.2%
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)	$222,000	$218,302
Precious Metals & Minerals – 0.7%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$437,000	$434,577
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	496,000	525,033
		$959,610
8

MFS Corporate Bond Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Railroad & Shipping – 0.8%
Burlington Northern Santa Fe LLC, 5.2%, 4/15/2054	$493,000	$463,968
Burlington Northern Sante Fe LLC, 5.5%, 3/15/2055	192,000	188,810
Canadian Pacific Railway Co., 3.1%, 12/02/2051	649,000	430,552
		$1,083,330
Real Estate - Apartment – 0.7%
American Homes 4 Rent LP, REIT, 5.5%, 7/15/2034	$167,000	$172,517
American Homes 4 Rent LP, REIT, 5.25%, 3/15/2035	637,000	646,093
American Homes 4 Rent LP, REIT, 4.3%, 4/15/2052	171,000	135,844
		$954,454
Real Estate - Office – 1.4%
Boston Properties LP, REIT, 2.75%, 10/01/2026	$300,000	$296,867
COPT Defense Properties, 4.5%, 10/15/2030	153,000	152,257
Corporate Office Property LP, REIT, 2%, 1/15/2029	286,000	267,111
Corporate Office Property LP, REIT, 2.75%, 4/15/2031	365,000	332,930
Cousins Properties, Inc., REIT, 5.875%, 10/01/2034	232,000	242,208
Highwoods Realty LP, 5.35%, 1/15/2033	526,000	525,606
		$1,816,979
Real Estate - Other – 0.6%
Lexington Realty Trust Co., 2.375%, 10/01/2031	$423,000	$369,770
Prologis LP, REIT, 5.125%, 1/15/2034	420,000	431,156
		$800,926
Real Estate - Retail – 0.8%
NNN REIT, Inc., 5.6%, 10/15/2033	$303,000	$316,474
STORE Capital Corp., REIT, 4.625%, 3/15/2029	233,000	232,141
STORE Capital Corp., REIT, 2.7%, 12/01/2031	591,000	521,941
		$1,070,556
Retailers – 0.9%
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	$360,000	$268,511
Amazon.com, Inc., 3.6%, 4/13/2032	381,000	369,413
Home Depot, Inc., 4.85%, 6/25/2031	137,000	141,664
Home Depot, Inc., 3.3%, 4/15/2040	416,000	339,706
Home Depot, Inc., 3.9%, 6/15/2047	83,000	66,000
		$1,185,294
Specialty Stores – 0.2%
DICK'S Sporting Goods, 4.1%, 1/15/2052	$365,000	$266,690
Supermarkets – 0.2%
Kroger Co., 5.5%, 9/15/2054	$272,000	$259,026
Telecommunications - Wireless – 2.2%
American Tower Corp., 5.2%, 2/15/2029	$359,000	$369,468
American Tower Corp., 5.45%, 2/15/2034	292,000	303,300
American Tower Corp., 3.7%, 10/15/2049	190,000	141,073
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	565,000	448,205
Crown Castle, Inc., REIT, 4.45%, 2/15/2026	238,000	237,956
Rogers Communications, Inc., 4.5%, 3/15/2042	288,000	246,163
Rogers Communications, Inc., 4.55%, 3/15/2052	63,000	50,134
T-Mobile USA, Inc., 5.05%, 7/15/2033	204,000	208,172
T-Mobile USA, Inc., 3%, 2/15/2041	553,000	412,067
9

MFS Corporate Bond Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
Vodafone Group PLC, 5.625%, 2/10/2053	$480,000	$459,550
		$2,876,088
Tobacco – 0.9%
B.A.T. Capital Corp., 6.343%, 8/02/2030	$389,000	$420,730
Imperial Brands Finance PLC, 5.5%, 2/01/2030 (n)	325,000	336,668
Japan Tobacco, Inc., 5.25%, 6/15/2030 (n)	442,000	458,594
		$1,215,992
Transportation - Services – 0.7%
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)	$564,000	$594,824
Element Fleet Management Corp., 5.037%, 3/25/2030 (n)	326,000	333,177
		$928,001
U.S. Treasury Obligations – 1.9%
U.S. Treasury Bonds, 4.75%, 5/15/2055	$127,000	$124,797
U.S. Treasury Bonds, 4.75%, 2/15/2045 (f)	386,000	384,040
U.S. Treasury Bonds, 5%, 5/15/2045	875,000	898,242
U.S. Treasury Bonds, 4.875%, 8/15/2045	253,000	255,451
U.S. Treasury Notes, 3.5%, 10/15/2028	367,600	367,227
U.S. Treasury Notes, 4.625%, 11/15/2045	398,000	388,921
		$2,418,678
Utilities - Electric Power – 8.6%
Adani Electricity Mumbai Ltd., 3.949%, 2/12/2030 (n)	$200,000	$186,286
Adani Electricity Mumbai Ltd., 3.867%, 7/22/2031 (n)	200,000	179,843
Adani Transmission Step-One Ltd., 4%, 8/03/2026	415,000	411,729
Adani Transmission Step-One Ltd., 4.25%, 5/21/2036	140,315	126,261
AEP Transmission Co. LLC, 5.375%, 6/15/2035	296,000	305,288
AEP Transmission Co. LLC, 5.4%, 3/15/2053	216,000	210,014
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	181,000	181,854
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	181,000	162,862
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	120,000	115,216
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053	100,000	84,197
DTE Energy Co., 4.95%, 7/01/2027	373,000	377,912
Duke Energy Carolinas LLC, 2.45%, 2/01/2030	460,000	431,371
Duke Energy Florida LLC, 3.4%, 10/01/2046	158,000	115,255
Duke Energy Florida LLC, 6.2%, 11/15/2053	272,000	291,009
Enel Finance International N.V., 4.625%, 6/15/2027 (n)	400,000	402,738
Enel Finance International N.V., 7.75%, 10/14/2052 (n)	296,000	359,548
Eversource Energy, 4.45%, 12/15/2030	185,000	183,964
Eversource Energy, 5.5%, 1/01/2034	373,000	383,365
FirstEnergy Corp., 3.9%, 7/15/2027	262,000	260,955
FirstEnergy Corp., 3.4%, 3/01/2050	533,000	367,622
Florida Power & Light Co., 2.45%, 2/03/2032	204,000	184,089
Florida Power & Light Co., 3.95%, 3/01/2048	287,000	229,320
Georgia Power Co., 4.7%, 5/15/2032	139,000	140,891
Georgia Power Co., 4.95%, 5/17/2033	130,000	132,543
Georgia Power Co., 5.125%, 5/15/2052	362,000	337,684
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	645,000	579,382
MidAmerican Energy Co., 5.85%, 9/15/2054	470,000	483,492
Northern States Power Co. of Minnesota, 5.05%, 5/15/2035	474,000	482,955
Oncor Electric Delivery Co. LLC, 5.35%, 4/01/2035 (n)	312,000	321,661
Pacific Gas & Electric Co., 5.45%, 6/15/2027	192,000	195,194
Pacific Gas & Electric Co., 2.5%, 2/01/2031	302,000	271,788
Pacific Gas & Electric Co., 4%, 12/01/2046	264,000	197,737
10

MFS Corporate Bond Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
PPL Electric Utilities Corp., 4.85%, 2/15/2034	$367,000	$370,880
PSEG Power LLC, 5.2%, 5/15/2030 (n)	383,000	391,705
PSEG Power LLC, 5.75%, 5/15/2035 (n)	301,000	312,398
Public Service Electric & Gas Co., 5.5%, 3/01/2055	231,000	226,513
Southern California Edison Co., 4.5%, 9/01/2040	130,000	113,682
Xcel Energy, Inc., 5.5%, 3/15/2034	528,000	544,432
Xcel Energy, Inc., 5.6%, 4/15/2035	65,000	67,312
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)	118,000	120,904
XPLR Infrastructure Operating Partners LP, 8.375%, 1/15/2031 (n)	274,000	287,599
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/2033 (n)	59,000	62,069
		$11,191,519
Utilities - Gas – 0.9%
APA Infrastructure Ltd., 5%, 3/23/2035 (n)	$251,000	$250,006
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)	431,000	428,149
Spire, Inc., 6.25%, 6/01/2056	550,000	547,265
		$1,225,420
Total Bonds (Identified Cost, $126,572,346)		$126,610,099
Mutual Funds (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 3.82% (v) (Identified Cost, $1,764,161)	1,763,854	$1,764,207
Other Assets, Less Liabilities – 1.1%		1,451,369
Net Assets – 100.0%		$129,825,675

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,764,207 and
$126,610,099, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $50,033,739, representing 38.5% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

11

MFS Corporate Bond Portfolio
Portfolio of Investments – continued
Derivative Contracts at 12/31/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Short	USD	6	$655,828	March – 2026	$3,682
U.S. Treasury Ultra Note 10 yr	Short	USD	7	805,109	March – 2026	6,946
						$10,628
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	33	$3,814,594	March – 2026	$(56,845)
U.S. Treasury Note 2 yr	Long	USD	21	4,384,570	March – 2026	(3,231)
U.S. Treasury Ultra Bond 30 yr	Long	USD	17	2,006,000	March – 2026	(47,877)
						$(107,953)
At December 31, 2025, the fund had liquid securities collateral with an aggregate value of $242,760 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
12

MFS Corporate Bond Portfolio
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 12/31/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $126,572,346)	$126,610,099
Investments in affiliated issuers, at value (identified cost, $1,764,161)	1,764,207
Cash	2,996
Receivables for
Fund shares sold	3
Interest	1,695,441
Receivable from investment adviser	9,573
Other assets	776
Total assets	$130,083,095
Liabilities
Payables for
Net daily variation margin on open futures contracts	$13,007
Fund shares reacquired	178,547
Payable to affiliates
Administrative services fee	146
Shareholder servicing costs	34
Distribution and/or service fees	1,394
Payable for independent Trustees' compensation	11
Payable for audit and tax fees	42,643
Accrued expenses and other liabilities	21,638
Total liabilities	$257,420
Net assets	$129,825,675
Net assets consist of
Paid-in capital	$150,339,337
Total distributable earnings (loss)	(20,513,662)
Net assets	$129,825,675
Shares of beneficial interest outstanding	13,644,625

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$28,452,474	2,951,513	$9.64
Service Class	101,373,201	10,693,112	9.48
See Notes to Financial Statements
13

MFS Corporate Bond Portfolio
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 12/31/25
Net investment income (loss)
Income
Interest	$6,949,242
Dividends from affiliated issuers	89,400
Other	691
Total investment income	$7,039,333
Expenses
Management fee	$800,388
Distribution and/or service fees	254,417
Shareholder servicing costs	6,127
Administrative services fee	28,212
Independent Trustees' compensation	4,748
Custodian fee	26,680
Shareholder communications	11,741
Audit and tax fees	79,793
Legal fees	1,420
Miscellaneous	39,660
Total expenses	$1,253,186
Reduction of expenses by investment adviser	(157,100)
Net expenses	$1,096,086
Net investment income (loss)	$5,943,247
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(1,315,931)
Affiliated issuers	(613)
Futures contracts	72,889
Net realized gain (loss)	$(1,243,655)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$4,852,446
Affiliated issuers	(126)
Futures contracts	(101,741)
Net unrealized gain (loss)	$4,750,579
Net realized and unrealized gain (loss)	$3,506,924
Change in net assets from operations	$9,450,171
See Notes to Financial Statements
14

MFS Corporate Bond Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	12/31/25	12/31/24
Change in net assets
From operations
Net investment income (loss)	$5,943,247	$6,068,964
Net realized gain (loss)	(1,243,655)	(2,540,432)
Net unrealized gain (loss)	4,750,579	319,426
Change in net assets from operations	$9,450,171	$3,847,958
Total distributions to shareholders	$(6,211,014)	$(5,285,437)
Change in net assets from fund share transactions	$(10,843,242)	$49,433
Total change in net assets	$(7,604,085)	$(1,388,046)
Net assets
At beginning of period	137,429,760	138,817,806
At end of period	$129,825,675	$137,429,760
See Notes to Financial Statements
15

MFS Corporate Bond Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$9.42	$9.51	$9.08	$11.93	$12.71
Income (loss) from investment operations
Net investment income (loss) (d)	$0.45	$0.43	$0.38	$0.31	$0.31
Net realized and unrealized gain (loss)	0.25	(0.14)	0.42	(2.23)	(0.49)
Total from investment operations	$0.70	$0.29	$0.80	$(1.92)	$(0.18)
Less distributions declared to shareholders
From net investment income	$(0.48)	$(0.38)	$(0.37)	$(0.36)	$(0.36)
From net realized gain	—	—	—	(0.57)	(0.24)
Total distributions declared to shareholders	$(0.48)	$(0.38)	$(0.37)	$(0.93)	$(0.60)
Net asset value, end of period (x)	$9.64	$9.42	$9.51	$9.08	$11.93
Total return (%) (k)(r)(s)(x)	7.56	3.00	9.11	(16.36)	(1.40)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.75	0.73	0.72	0.71	0.69
Expenses after expense reductions	0.63	0.63	0.63	0.63	0.63
Net investment income (loss)	4.65	4.55	4.07	3.04	2.51
Portfolio turnover rate	39	49	65	62	55
Net assets at end of period (000 omitted)	$28,452	$35,373	$38,486	$39,066	$53,206

Service Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$9.27	$9.37	$8.94	$11.76	$12.54
Income (loss) from investment operations
Net investment income (loss) (d)	$0.42	$0.40	$0.35	$0.28	$0.27
Net realized and unrealized gain (loss)	0.25	(0.14)	0.42	(2.20)	(0.48)
Total from investment operations	$0.67	$0.26	$0.77	$(1.92)	$(0.21)
Less distributions declared to shareholders
From net investment income	$(0.46)	$(0.36)	$(0.34)	$(0.33)	$(0.33)
From net realized gain	—	—	—	(0.57)	(0.24)
Total distributions declared to shareholders	$(0.46)	$(0.36)	$(0.34)	$(0.90)	$(0.57)
Net asset value, end of period (x)	$9.48	$9.27	$9.37	$8.94	$11.76
Total return (%) (k)(r)(s)(x)	7.30	2.70	8.89	(16.62)	(1.66)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.00	0.98	0.97	0.96	0.94
Expenses after expense reductions	0.88	0.88	0.88	0.88	0.88
Net investment income (loss)	4.39	4.31	3.83	2.77	2.26
Portfolio turnover rate	39	49	65	62	55
Net assets at end of period (000 omitted)	$101,373	$102,057	$100,332	$94,155	$153,580

See Notes to Financial Statements
16

MFS Corporate Bond Portfolio
Financial Highlights - continued
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
17

MFS Corporate Bond Portfolio
Notes to Financial Statements
(1) Business and Organization
MFS Corporate Bond Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be
18

MFS Corporate Bond Portfolio
Notes to Financial Statements  - continued
valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of December 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$2,418,678	$—	$2,418,678
Non - U.S. Sovereign Debt	—	3,791,365	—	3,791,365
Municipal Bonds	—	801,185	—	801,185
U.S. Corporate Bonds	—	80,332,366	—	80,332,366
Residential Mortgage-Backed Securities	—	1,561,171	—	1,561,171
Commercial Mortgage-Backed Securities	—	1,436,662	—	1,436,662
Asset-Backed Securities (including CDOs)	—	1,582,490	—	1,582,490
Foreign Bonds	—	34,686,182	—	34,686,182
Investment Companies	1,764,207	—	—	1,764,207
Total	$1,764,207	$126,610,099	$—	$128,374,306

Other Financial Instruments
Futures Contracts – Assets	$10,628	$—	$—	$10,628
Futures Contracts – Liabilities	(107,953)	—	—	(107,953)
For further information regarding security characteristics, see the Portfolio of Investments.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
19

MFS Corporate Bond Portfolio
Notes to Financial Statements  - continued
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at December 31, 2025 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$10,628	$(107,953)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended December 31, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$72,889
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended December 31, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(101,741)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
20

MFS Corporate Bond Portfolio
Notes to Financial Statements  - continued
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities and derivative transactions.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
21

MFS Corporate Bond Portfolio
Notes to Financial Statements  - continued
	Year ended 12/31/25	Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$6,211,014	$5,285,437
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 12/31/25
Cost of investments	$128,445,679
Gross appreciation	3,137,168
Gross depreciation	(3,305,866)
Net unrealized appreciation (depreciation)	$(168,698)
Undistributed ordinary income	6,007,966
Capital loss carryforwards	(26,352,930)
Total distributable earnings (loss)	$(20,513,662)
As of December 31, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(5,599,777)
Long-Term	(20,753,153)
Total	$(26,352,930)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 12/31/25	Year ended 12/31/24
Initial Class	$1,437,564	$1,430,511
Service Class	4,773,450	3,854,926
Total	$6,211,014	$5,285,437
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.60%
In excess of $1 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, this management fee reduction amounted to $18,481, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.59% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.63% of
22

MFS Corporate Bond Portfolio
Notes to Financial Statements  - continued
average daily net assets for the Initial Class shares and 0.88% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, this reduction amounted to $138,619, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the year ended December 31, 2025, the fee was $5,688, which equated to 0.0043% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended December 31, 2025, these costs amounted to $439.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.0211% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the year ended December 31, 2025, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$4,895,429	$7,175,112
Non-U.S. Government securities	46,398,533	54,103,148
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 12/31/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	356,199	$3,442,985	167,696	$1,589,569
Service Class	1,014,719	9,601,208	1,710,347	15,991,325
	1,370,918	$13,044,193	1,878,043	$17,580,894
23

MFS Corporate Bond Portfolio
Notes to Financial Statements  - continued
	Year ended 12/31/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Initial Class	153,095	$1,437,564	149,792	$1,430,511
Service Class	516,607	4,773,450	409,663	3,854,926
	669,702	$6,211,014	559,455	$5,285,437
Shares reacquired
Initial Class	(1,313,759)	$(12,628,069)	(607,012)	$(5,777,487)
Service Class	(1,848,769)	(17,470,380)	(1,816,513)	(17,039,411)
	(3,162,528)	$(30,098,449)	(2,423,525)	$(22,816,898)
Net change
Initial Class	(804,465)	$(7,747,520)	(289,524)	$(2,757,407)
Service Class	(317,443)	(3,095,722)	303,497	2,806,840
	(1,121,908)	$(10,843,242)	13,973	$49,433
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended December 31, 2025, the fund’s commitment fee and interest expense were $636 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended December 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,213,365	$40,317,452	$41,765,871	$(613)	$(126)	$1,764,207

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$89,400	$—
24

MFS Corporate Bond Portfolio
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Variable Insurance Trust II and the Shareholders of MFS Corporate Bond Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Corporate Bond Portfolio (the “Fund”), including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 12, 2026
We have served as the auditor of one or more of the MFS investment companies since 1924.
25

MFS Corporate Bond Portfolio
Federal Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
26

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Corporate Bond Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Corporate Bond Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Corporate Bond Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
27

MFS Corporate Bond Portfolio
Board Review of Investment Advisory Agreement
MFS Corporate Bond Portfolio
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Initial Class shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Initial Class shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Initial Class shares was in the 2nd quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
28

MFS Corporate Bond Portfolio
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Initial Class shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $1 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
29

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto as EX-99.COE.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS VARIABLE INSURANCE TRUST II

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   February 12, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  February 12, 2026

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  February 12, 2026

*  Print name and title of each signing officer under his or her signature.